UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2009

                     Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
COMMON STOCKS: 97.96%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.02%
      59,505   HINDUSTAN UNILEVER LIMITED                                                                   $       332,320
                                                                                                            ---------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
       4,900   KURITA WATER INDUSTRIES LIMITED                                                                      180,810
       2,200   TOMRA SYSTEMS ASA                                                                                     15,756
                                                                                                                    196,566
                                                                                                            ---------------
AEROSPACE, DEFENSE: 0.09%
      39,567   BE AEROSPACE INCORPORATED+                                                                         1,382,867
      29,073   ROLLS ROYCE GROUP PLC                                                                                243,465
   2,429,235   ROLLS ROYCE GROUP PLC CLASS B+(A)                                                                      4,812
                                                                                                                  1,631,144
                                                                                                            ---------------
AGRICULTURAL PRODUCTION CROPS: 0.00%
       1,105   EBRO PULEVA SA                                                                                        22,245
      54,500   SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                          39,785
                                                                                                                     62,030
                                                                                                            ---------------
AGRICULTURAL SERVICES: 0.14%
       4,940   ABB GRAIN LIMITED                                                                                     49,955
      31,900   ASIATIC DEVELOPMENT BHD                                                                               81,719
      14,500   ASTRA AGRO LESTARI TBK PT                                                                             41,173
      11,296   AWB LIMITED                                                                                           33,578
      52,400   CHAODA MODERN AGRICULTURE LIMITED                                                                     73,726
      15,000   CHINA GREEN HOLDINGS LIMITED                                                                          19,798
       2,456   CRESUD SACIFYA                                                                                        35,686
     154,000   GOLDEN AGRI-RESOURCES LIMITED                                                                        122,155
       1,909   GRAIN CORPORATION LIMITED                                                                             21,312
         900   HOKUTO CORPORATION                                                                                    19,593
     140,200   IOI CORPORATION BHD                                                                                  322,373
      22,500   KUALA LUMPUR KEPONG BHD                                                                              122,917
      43,600   OLAM INTERNATIONAL LIMITED                                                                           100,230
       1,400   SAKATA SEED CORPORATION                                                                               21,142
       3,600   UNITED PLANTATIONS BHD                                                                                15,333
      35,785   VCA ANTECH INCORPORATED+                                                                           1,122,575
       3,000   YARA INTERNATIONAL ASA                                                                               227,486
                                                                                                                  2,430,751
                                                                                                            ---------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.02%
      30,262   AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                51,455
      22,746   EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                 214,524
                                                                                                                    265,979
                                                                                                            ---------------
AMUSEMENT & RECREATION SERVICES: 0.35%
          20   ACCORDIA GOLF COMPANY LIMITED                                                                         22,007
      19,611   ARISTOCRAT LEISURE LIMITED                                                                           139,645
         500   ARUZE CORPORATION                                                                                     16,363
       1,500   AVEX GROUP HOLDINGS INCORPORATED                                                                      17,416
      21,800   BALLY TECHNOLOGIES INCORPORATED+                                                                     981,218
      44,700   BEC WORLD PCL                                                                                         41,268
      31,200   BERJAYA SPORTS TOTO BHD                                                                               49,593
      60,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                               24,142
       1,141   CLUB MEDITERRANEE                                                                                     66,158
       1,500   DAIICHIKOSHO COMPANY LIMITED                                                                          15,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
AMUSEMENT & RECREATION SERVICES (continued)
       1,861   FLIGHT CENTRE LIMITED                                                                        $        33,796
          11   FUJI TELEVISION NETWORK INCORPORATED                                                                  18,469
         917   GESTEVISION TELECINCO SA                                                                              14,266
       1,200   H.I.S COMPANY LIMITED                                                                                 18,201
       1,900   HEIWA CORPORATION                                                                                     20,817
       6,777   INFORMA PLC                                                                                           51,584
      14,128   INTERNATIONAL GAME TECHNOLOGY                                                                        503,804
      13,233   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                           587,281
       1,614   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                     30,584
       5,120   KANGWON LAND INCORPORATED                                                                            121,283
          74   KUONI REISEN HOLDING                                                                                  39,547
      10,076   LADBROKERS PLC                                                                                        62,623
      15,000   LI NING COMPAY LIMITED                                                                                42,190
      14,795   LIFE TIME FITNESS INCORPORATED+<<                                                                    592,096
       2,636   LOTTOMATICA SPA                                                                                       75,252
      72,300   MEDIA PRIMA BHD                                                                                       52,217
       8,400   NAMCO BANDAI HOLDINGS INCORPORATED                                                                   109,323
         140   NIPPON TELEVISION NETWORK CORPORATION                                                                 18,035
       4,627   OPAP SA                                                                                              181,400
       2,100   ORIENTAL LAND COMPANY LIMITED                                                                        126,295
          14   PACIFIC GOLF GROUP INTERNATIONAL                                                                      16,335
         664   PADDY POWER PLC                                                                                       23,914
       1,797   PARTYGAMING PLC                                                                                       10,199
      25,577   PINNACLE ENTERTAINMENT INCORPORATED<<                                                                354,753
     147,415   RESORTS WORLD BHD                                                                                    148,325
       2,880   RESORTTRUST INCORPORATED                                                                              41,935
          12   ROUND ONE CORPORATION                                                                                 14,684
       7,100   SEGA SAMMY HOLDINGS INCORPORATED                                                                      73,074
       3,000   SHOCHIKU COMPANY LIMITED                                                                              19,010
      18,880   TABCORP HOLDINGS LIMITED                                                                             202,832
      47,996   TATTERSALL'S LIMITED                                                                                 120,191
      10,167   TEN NETWORK HOLDINGS LIMITED                                                                          20,407
       3,000   TOEI COMPANY LIMITED                                                                                  17,729
      11,000   TOKYO DOME CORPORATION                                                                                50,190
      12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                          23,335
          30   USJ COMPANY LIMITED                                                                                   20,262
       5,631   WILLIAM HILL PLC                                                                                      42,275
      19,959   WMS INDUSTRIES INCORPORATED<<                                                                        739,281
       1,200   YOSHIMOTO KOGYO COMPANY LIMITED                                                                       16,050
                                                                                                                  6,027,476
                                                                                                            ---------------
APPAREL: 0.00%
      37,000   CHINA HONGXING SPORTS LIMITED                                                                         16,033
                                                                                                            ---------------
APPAREL & ACCESSORY STORES: 0.81%
      12,444   ABERCROMBIE & FITCH COMPANY CLASS A                                                                  903,434
       1,100   ADERANS COMPANY LIMITED                                                                               23,008
       3,185   ADIDAS-SALOMON AG                                                                                    224,562
      28,768   AEROPOSTALE INCORPORATED+<<                                                                        1,005,154
       3,300   AOKI HOLDINGS INCORPORATED                                                                            55,063
       3,400   AOYAMA TRADING COMPANY LIMITED                                                                        68,052
       1,272   BEIERSDORF AG                                                                                        100,271
     144,000   BELLE INTERNATIONAL HOLDINGS LIMITED                                                                 180,464
       2,512   BULGARI SPA                                                                                           29,017
      17,807   CATO CORPORATION                                                                                     275,474
         461   CHARLES VOEGELE HOLDING AG                                                                            41,312
      71,237   CHARMING SHOPPES INCORPORATED+<<                                                                     413,887
     109,736   CHICO'S FAS INCORPORATED+                                                                            835,091
      58,000   CHINA DONGXIANG GROUP COMPANY                                                                         26,682
       2,000   CHIYODA COMPANY LIMITED                                                                               34,491
      21,398   CHRISTOPHER & BANKS CORPORATION<<                                                                    240,728

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
APPAREL & ACCESSORY STORES (continued)
      11,400   CITIZEN HOLDINGS COMPANY LIMITED                                                             $        96,568
     180,785   COMPAL ELECTRONIC INCORPORATED                                                                       200,991
       2,449   DEBENHAMS PLC                                                                                          3,153
         356   DOUGLAS HOLDING AG                                                                                    19,113
      27,148   DRESS BARN INCORPORATED+                                                                             419,980
       3,000   FAST RETAILING COMPANY LIMITED                                                                       259,533
         950   GEOX SPA                                                                                              12,245
      48,000   GIORDANO INTERNATIONAL LIMITED                                                                        20,113
       9,000   HANKYU DEPARTMENT STORES                                                                              66,932
       6,422   HMV GROUP PLC                                                                                         17,651
       3,755   INDUSTRIA DE DISENO TEXTIL SA                                                                        184,718
      19,066   J.CREW GROUP INCORPORATED+<<                                                                         710,590
       5,498   JUST GROUP LIMITED                                                                                    20,495
      12,491   KOHL'S CORPORATION+                                                                                  559,597
       4,180   L'OREAL SA                                                                                           508,665
      58,500   LIMITED BRANDS<<                                                                                   1,133,730
         519   LOTTE SHOPPING COMPANY LIMITED                                                                       174,839
      12,300   MARUI COMPANY LIMITED                                                                                102,092
       3,051   NEXT PLC                                                                                              69,926
       2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                    28,321
      26,809   NORDSTROM INCORPORATED                                                                               937,779
         653   ORIFLAME COSMETICS SA                                                                                 46,359
      42,806   PACIFIC SUNWEAR OF CALIFORNIA+                                                                       406,657
       1,430   PINAULT-PRINTEMPTS-REDOUTE SA                                                                        186,876
         730   POINT INCORPORATED                                                                                    29,430
         122   PUMA AG RUDOLF DASSLER SPORT                                                                          47,704
     138,380   QUANTA COMPUTER INCORPORATED                                                                         218,480
       2,386   REITMAN'S CANADA LIMITED CLASS A                                                                      44,425
       1,000   RIGHT ON COMPANY LIMITED                                                                              11,952
      26,430   ROSS STORES INCORPORATED                                                                             967,867
         900   SHIMANURA COMPANY LIMITED                                                                             71,799
      13,000   SHISEIDO COMPANY LIMITED                                                                             318,773
      25,236   SIGNET GROUP PLC                                                                                      30,994
         533   SWATCH GROUP AG                                                                                       27,922
         504   SWATCH GROUP AG CLASS B                                                                              141,081
      11,000   TAKASHIMAYA COMPANY LIMITED                                                                          113,527
      18,357   TRUWORTHS INTERNATIONAL LIMITED                                                                       55,269
      14,419   UNDER ARMOUR INCORPORATED+                                                                           516,200
       1,900   UNI-CHARM CORPORATION                                                                                134,272
       1,900   UNITED ARROWS LIMITED                                                                                 11,391
      17,341   URBAN OUTFITTERS INCORPORATED+<<                                                                     558,207
      17,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                  50,231
                                                                                                                 13,993,137
                                                                                                            ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.42%
       7,091   BILLABONG INTERNATIONAL LIMITED                                                                       81,873
      96,000   BOSIDENG INTERNATIONAL HOLDINGS LIMITED+                                                              17,222
       6,414   BURBERRY GROUP PLC                                                                                    63,528
       7,992   GUESS? INCORPORATED                                                                                  326,313
       5,000   GUNZE LIMITED                                                                                         25,090
       7,951   HENNES & MAURITZ AB CLASS B                                                                          439,256
       1,094   HERMES INTERNATIONAL                                                                                 180,802
       2,749   INFOSYS TECHNOLOGIES LIMITED                                                                         127,093
      53,300   JONES APPAREL GROUP INCORPORATED                                                                     896,506
       1,000   KATAKURA INDUSTRIES COMPANY LIMITED                                                                   17,739
      19,800   LIZ CLAIBORNE INCORPORATED                                                                           345,708
          43   LPP SA+                                                                                               44,036
       3,000   MIZUNO CORPORATION                                                                                    18,099
       1,650   NOBEL BIOCARE HOLDING AG                                                                              65,066
       5,000   ONWARD KASHIYAMA COMPANY LIMITED                                                                      57,959
      24,269   PHILLIPS-VAN HEUSEN CORPORATION                                                                    1,102,541
       8,640   POLO RALPH LAUREN CORPORATION                                                                        603,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
      11,500   PORTS DESIGN LIMITED                                                                         $        35,367
     103,006   POU CHEN CORPORATION                                                                                 100,458
      77,685   QUIKSILVER INCORPORATED+<<                                                                           663,430
       3,000   SANYO SHOKAI LIMITED                                                                                  18,554
      12,706   THE GYMBOREE CORPORATION+<<                                                                          586,255
       3,000   THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                27,149
       4,000   TOKYO STYLE COMPANY LIMITED                                                                           39,537
      16,800   VF CORPORATION                                                                                     1,271,760
       5,000   WACOAL CORPORATION                                                                                    65,073
      34,000   YGM TRADING LIMITED                                                                                   23,309
                                                                                                                  7,243,227
                                                                                                            ---------------
APPLICATIONS SOFTWARE: 0.01%
      17,158   WIPRO LIMITED<<                                                                                      242,957
                                                                                                            ---------------
AUTO PARTS & EQUIPMENT: 0.01%
       4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                       22,310
      96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                        45,887
     310,300   YARNAPUND PCL                                                                                         65,889
                                                                                                            ---------------
                                                                                                                    134,086
                                                                                                            ---------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
       1,800   TOKAI RIKA COMPANY LIMITED                                                                            42,772
                                                                                                            ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.66%
     105,214   TOYOTA MOTOR CORPORATION                                                                           5,359,507
      18,341   ADVANCE AUTO PARTS INCORPORATED                                                                      739,142
         700   AUTOBACS SEVEN COMPANY LIMITED                                                                        20,518
      25,855   AUTONATION INCORPORATED+<<                                                                           408,250
       6,200   AUTOZONE INCORPORATED+                                                                               784,672
       5,118   BAYERISCHE MOTOREN WERKE AG                                                                          303,124
      11,200   BRIDGESTONE CORPORATION                                                                              191,129
       1,200   CANADIAN TIRE CORPORATED LIMITED CLASS A                                                              72,343
      31,982   CARMAX INCORPORATED+<<                                                                               628,126
      28,439   COPART INCORPORATED+                                                                               1,279,755
          24   D'IETEREN SA                                                                                           7,354
       9,616   FREEWORLD COATINGS LIMITED                                                                            11,374
      22,000   HOTAI MOTOR COMPANY LIMITED                                                                           70,772
      88,000   NISSAN MOTOR COMPANY LIMITED                                                                         782,167
      16,718   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                  437,176
       3,010   PEUGEOT SA                                                                                           187,311
       1,420   USS COMPANY LIMITED                                                                                   96,175
                                                                                                                 11,378,895
                                                                                                            ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.05%
       3,749   BAJAJ AUTO LIMITED                                                                                    55,955
      11,146   RYDER SYSTEM INCORPORATED                                                                            818,451
                                                                                                                    874,406
                                                                                                            ---------------
BANKING: 0.00%
         569   EFG INTERNATIONAL                                                                                     21,319
          40   ST. GALLER KANTONALBANK                                                                               18,633
           5   YACHIYO BANK LIMITED                                                                                  22,908
                                                                                                                     62,860
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
BEVERAGES: 0.00%
       2,737   COCA-COLA ICECEK URETIM AS                                                                   $        30,316
                                                                                                            ---------------
BIOPHARMACEUTICALS: 0.02%
      22,743   THERAVANCE INCORPORATED+<<                                                                           307,713
                                                                                                            ---------------
BUILDING: 0.00%
       1,216   BOVIS HOMES GROUP PLC                                                                                  9,960
                                                                                                            ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.69%
       4,977   AMEC PLC                                                                                              82,273
       6,846   BALFOUR BEATTY PLC                                                                                    58,144
       3,720   BARRATT DEVELOPMENTS PLC                                                                              13,447
       1,697   BELLWAY PLC                                                                                           20,909
       1,204   BERKELEY GROUP HOLDINGS PLC                                                                           19,366
         958   BILFINGER BERGER AG                                                                                   88,679
       5,799   CARILLION PLC                                                                                         39,631
      18,100   CENTEX CORPORATION                                                                                   340,823
     184,900   CH KARNCHANG PCL                                                                                      39,831
      58,779   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                    129,249
       5,000   COMSYS HOLDINGS CORPORATION                                                                           42,402
      35,000   CONTINENTAL ENGINEERING CORPORATION                                                                   25,673
      34,354   CSR LIMITED                                                                                           95,880
       1,283   DAELIM INDUSTRIAL COMPANY LIMITED                                                                    153,828
       4,234   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                     73,989
      23,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                 282,100
      59,800   DIALOG GROUP BHD                                                                                      28,239
      53,310   DR HORTON INCORPORATED<<                                                                             677,570
         808   EIFFAGE SA                                                                                            70,558
       7,293   ENKA INSAAT VE SANAYI AS                                                                              87,365
     147,600   GAMUDA BHD                                                                                           111,611
       5,412   GLOBE TRADE CENTRE SA+                                                                                93,622
       1,860   GS ENGINEERING & CONSTRUCTION CORPORATION                                                            233,843
         500   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                14,499
      45,000   HASEKO CORPORATION                                                                                    72,567
         673   HOCHTIEF AG                                                                                           77,898
       3,639   HOLCIM LIMITED                                                                                       340,420
       2,963   HYUNDAI DEVELOPMENT COMPANY                                                                          180,936
       2,554   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                   217,947
      33,000   IJM CORPORATION BHD                                                                                   58,565
      13,306   IMPREGILO SPA                                                                                         81,975
      82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                          21,554
       9,000   JGC CORPORATION                                                                                      198,492
       1,371   JM AB                                                                                                 23,933
      49,000   KAJIMA CORPORATION                                                                                   199,867
         589   KIER GROUP PLC                                                                                        12,251
       6,000   KINDEN CORPORATION                                                                                    60,046
       1,860   KONINKLIJKE BAM GROEP NV                                                                              43,376
       1,172   KUMHO INDUSTRIAL COMPANY LIMITED                                                                      36,865
     151,700   LAND & HOUSES PCL                                                                                     38,048
       5,243   LEIGHTON HOLDINGS LIMITED                                                                            267,101
         826   LENNAR CORPORATION CLASS B                                                                            12,506
       5,000   MAEDA CORPORATION                                                                                     19,256
       2,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                               14,248
      25,900   MALAYSIAN RESOURCES CORPORATION BHD                                                                   10,392
       5,300   MDC HOLDINGS INCORPORATED                                                                            215,339
       1,000   NCC AB                                                                                                18,957
      89,843   NEW WORLD DEVELOPMENT LIMITED                                                                        225,647
       7,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                               19,389
      23,000   OBAYASHI CORPORATION                                                                                 117,378
       9,000   OKUMURA CORPORATION                                                                                   39,101
         406   PBG SA+                                                                                               59,559
       4,800   PEAB AB                                                                                               43,196

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
       4,747   PERSIMMON PLC                                                                                $        45,277
         625   POLNORD SA                                                                                            25,545
      34,558   PYI CORPORATION LIMITED                                                                                6,775
         100   ROCKWOOL INTERNATIONAL AS                                                                             16,999
      18,751   RYLAND GROUP INCORPORATED                                                                            521,278
      16,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                     117,321
      21,000   SEKISUI HOUSE LIMITED                                                                                222,112
      30,000   SEMBCORP INDUSTRIES LIMITED                                                                          105,321
      23,000   SHIMIZU CORPORATION                                                                                  116,505
      46,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                           107,436
     291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                              40,161
         446   STRABAG SE                                                                                            35,331
      19,084   SUEZ SA                                                                                            1,422,141
      48,000   TAISEI CORPORATION                                                                                   138,873
      16,685   TAYLOR WOODROW PLC                                                                                    28,094
      11,000   TODA CORPORATION                                                                                      46,329
      24,574   TOLL BROTHERS INCORPORATED+                                                                          517,774
       8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                    102,061
       5,000   UNITED ENGINEERS                                                                                      14,689
      51,000   UNITED FIBER SYSTEM LIMITED                                                                            8,241
      40,191   URBI DESARROLLOS URBANOS SA DE CV+                                                                   155,784
       4,564   VINCI SA                                                                                             343,873
      22,369   WALTER INDUSTRIES INCORPORATED                                                                     2,085,686
      11,000   YANLORD LAND GROUP LIMITED                                                                            17,451
       1,878   YIT OYJ                                                                                               55,161
      27,700   YTL CORPORATION BHD                                                                                   64,120
      10,000   ZELAN BHD                                                                                              8,210
         182   ZPH STALPRODUKT SA                                                                                    56,924
                                                                                                                 11,975,812
                                                                                                            ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.42%
      42,000   ASAHI GLASS COMPANY LIMITED                                                                          552,988
       4,000   CENTRAL GLASS COMPANY LIMITED                                                                         16,430
      10,600   DAIKIN INDUSTRIES LIMITED                                                                            546,993
       4,800   DCM JAPAN HOLDINGS COMPANY LIMITED                                                                    33,603
      19,868   FASTENAL COMPANY<<                                                                                   982,274
      19,969   FLETCHER BUILDING LIMITED                                                                            125,174
         800   FLSMIDTH & COMPANY A/S                                                                                95,943
      21,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                92,629
         622   GEBERIT AG                                                                                           105,512
       1,859   GRAFTON GROUP PLC                                                                                     13,882
      54,230   HOME DEPOT INCORPORATED                                                                            1,483,733
       1,000   KCI KONECRANES OYJ                                                                                    45,817
       2,000   KEIYO COMPANY LIMITED                                                                                 10,700
      34,665   KINGFISHER PLC                                                                                        94,213
       1,140   KINGSPAN GROUP PLC                                                                                    12,060
       2,600   KOMERI COMPANY LIMITED                                                                                70,414
      66,794   LOWE'S COMPANIES INCORPORATED                                                                      1,603,056
      13,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                    143,047
      23,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                   103,633
       1,435   REECE AUSTRALIA LIMITED                                                                               31,066
       1,300   RINNAI CORPORATION                                                                                    46,983
       1,161   RONA INCORPORATED+                                                                                    14,407
      18,607   SANDVIK AB                                                                                           319,394
       5,000   SANWA SHUTTER CORPORATION                                                                             19,920
         805   SCHINDLER HOLDING AG                                                                                  64,995
       4,140   SCHNEIDER ELECTRIC SA                                                                                520,028
      89,000   TECHTRONIC INDUSTRIES COMPANY                                                                         84,964
         484   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                         36,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
       1,242   WIENERBERGER AG                                                                              $        65,870
                                                                                                                  7,336,534
                                                                                                            ---------------
BUSINESS SERVICES: 5.91%
      75,620   3COM CORPORATION+                                                                                    190,562
      15,371   ACI WORLDWIDE INCORPORATED+<<                                                                        267,609
      43,180   ACTIVISION INCORPORATED+                                                                           1,457,325
       2,517   ADECCO SA                                                                                            143,570
      10,166   ADMINISTAFF INCORPORATED                                                                             283,835
      24,944   ADOBE SYSTEMS INCORPORATED+                                                                        1,099,033
       7,745   ADVENT SOFTWARE INCORPORATED+<<                                                                      332,803
       8,857   AEGIS GROUP PLC                                                                                       22,019
      13,283   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                   719,939
      23,726   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                  926,500
      11,658   ALLIANCE DATA SYSTEMS CORPORATION+                                                                   699,946
      33,320   ANSYS INCORPORATED+<<                                                                              1,576,036
      12,377   ARBITRON INCORPORATED                                                                                617,117
      52,801   ARIBA INCORPORATED+                                                                                  783,567
       3,691   ASIAN PAINTS LIMITED                                                                                 111,795
       1,947   ASSECO POLAND SA                                                                                      56,590
       5,982   ASX LIMITED                                                                                          196,572
         655   ATOS ORIGIN SA                                                                                        38,692
      33,590   AUTODESK INCORPORATED+                                                                             1,382,564
       2,848   AUTONOMY CORPORATION PLC+                                                                             50,013
      63,730   AVIS BUDGET GROUP INCORPORATED+                                                                      887,122
      31,405   AVOCENT CORPORATION+                                                                                 619,621
      28,400   BMC SOFTWARE INCORPORATED+<<                                                                       1,138,840
         985   BOLSAS Y MARCADOS ESPANOLES                                                                           45,773
      32,685   BOVESPA HOLDING SA                                                                                   538,152
      51,706   BRAMBLES LIMITED                                                                                     405,251
      18,700   CA INCORPORATED                                                                                      496,298
      13,268   CACI INTERNATIONAL INCORPORATED CLASS A+                                                             676,270
      41,100   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                 477,582
       9,628   CAPITA GROUP PLC                                                                                     129,023
       9,265   CERNER CORPORATION+<<                                                                                420,353
       4,600   CGI GROUP INCORPORATED+                                                                               49,491
      37,784   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                   938,177
      37,000   CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                14,318
     234,000   CHINA UNICOM LIMITED                                                                                 554,123
       9,962   CHOICEPOINT INCORPORATED+                                                                            484,950
      26,500   CITRIX SYSTEMS INCORPORATED+                                                                         907,095
      62,269   CNET NETWORKS INCORPORATED+<<                                                                        712,980
      24,841   COGNEX CORPORATION                                                                                   692,070
      41,050   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                1,448,244
      30,766   COMPUTER SCIENCES CORPORATION+                                                                     1,512,149
      14,761   COMPUTERSHARE LIMITED                                                                                134,596
      55,883   COMPUWARE CORPORATION+                                                                               569,448
      25,377   CONVERGYS CORPORATION+                                                                               409,331
      22,627   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                              300,487
       2,000   CSK HOLDINGS CORPORATION                                                                              45,248
          15   CYBERAGENT INCORPORATED                                                                               22,339
       1,600   DAISEKI COMPANY LIMITED                                                                               48,264
       1,850   DAVIS SERVICE GROUP PLC                                                                               17,975
       2,629   DCC PLC                                                                                               61,146
       1,565   DE LA RUE                                                                                             29,482
      32,065   DELUXE CORPORATION                                                                                   722,424
          17   DENA COMPANY LIMITED                                                                                 119,655
          74   DENTSU INCORPORATED                                                                                  181,104
      17,723   DIGITAL RIVER INCORPORATED+<<                                                                        709,983
      19,745   DIMENSION DATA HOLDINGS PLC                                                                           20,437
         743   DISCOUNT INVESTMENT CORPORATION                                                                       20,415
       7,045   DST SYSTEMS INCORPORATED+<<                                                                          446,653

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
BUSINESS SERVICES (continued)
      69,460   EARTHLINK INCORPORATED+                                                                      $       666,816
      53,608   EBAY INCORPORATED+                                                                                 1,608,776
      14,332   ELECTRONIC ARTS INCORPORATED+                                                                        719,466
      35,869   ELECTRONICS FOR IMAGING INCORPORATED+                                                                594,349
      15,129   EXPERIAN GROUP LIMITED                                                                               121,600
      37,179   F5 NETWORKS INCORPORATED+                                                                          1,117,229
       6,584   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                              426,051
      27,474   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                1,106,653
       1,415   FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                57,925
      23,514   FISERV INCORPORATED+                                                                               1,231,193
       7,014   FOCUS MEDIA HOLDING LIMITED+<<                                                                       282,594
       6,081   FORRESTER RESEARCH INCORPORATED+<<                                                                   183,707
      21,000   GALLANT VENTURE LIMITED+                                                                              11,645
       1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                             29,904
       2,863   GEMALTO NV+                                                                                           97,983
      37,200   GLG PARTNERS INCORPORATED<<                                                                          309,132
      11,464   GLOBAL PAYMENTS INCORPORATED                                                                         541,330
      10,683   GOOGLE INCORPORATED CLASS A+                                                                       6,258,101
      23,520   GREATEK ELECTRONIC INCORPORATED                                                                       29,862
      84,000   GUANGDONG INVESTMENT LIMITED                                                                          39,073
       4,345   HAVAS SA                                                                                              19,198
       4,000   HAW PAR CORPORATION LIMITED                                                                           19,360
      50,522   HENRY JACK & ASSOCIATES INCORPORATED                                                               1,202,424
         700   HITACHI INFORMATION SYSTEMS LIMITED                                                                   15,173
      26,722   HLTH CORPORATION+<<                                                                                  318,793
         687   HOMESERVE PLC                                                                                         24,850
      38,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                               661,080
      13,130   HOUSING DEVELOPMENT FINANCE CORPORATION                                                              795,702
       9,000   HYFLUX LIMITED                                                                                        22,210
         717   I-FLEX SOLUTIONS LIMITED                                                                              23,236
         237   ILIAD SA                                                                                              23,738
      13,463   INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                          27,716
      38,226   INFORMATICA CORPORATION+                                                                             688,068
      24,277   INFOSYS TECHNOLOGIES LIMITED ADR                                                                   1,192,243
      89,983   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                       897,131
       5,289   INTERSERVE PLC                                                                                        50,001
      19,947   INTERWOVEN INCORPORATED+                                                                             267,489
       1,200   INTRUM JUSTITIA AB                                                                                    20,898
      44,142   INTUIT INCORPORATED+<<                                                                             1,278,352
       2,831   INVOCARE LIMITED                                                                                      18,129
       2,812   IRESS MARKET TECHNOLOGY LIMITED                                                                       17,578
      27,001   IRON MOUNTAIN INCORPORATED+                                                                          810,840
         718   JC DECAUX SA                                                                                          21,022
      23,684   JUNIPER NETWORKS INCORPORATED+<<                                                                     651,784
         560   JYSKE BANK                                                                                            37,435
          12   KABU.COM SECURITIES COMPANY LIMITED                                                                   17,075
           8   KAKAKU.COM INCORPORATED                                                                               45,608
          22   KENEDIX INCORPORATED                                                                                  32,555
      45,138   KEPPEL CORPORATION LIMITED                                                                           401,801
         900   KOEI COMPANY LIMITED                                                                                  13,147
       2,384   KONE OYJ                                                                                              96,505
       4,000   KYOWA EXEO CORPORATION                                                                                39,423
       9,807   LAMAR ADVERTISING COMPANY+<<                                                                         410,423
       1,470   LG DACOM CORPORATION                                                                                  29,969
      23,209   LOGICACMG PLC                                                                                         55,859
         452   MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                             19,325
      30,166   MAN GROUP PLC                                                                                        371,084
      63,000   MARUBENI CORPORATION                                                                                 561,753
       3,259   MASTERCARD INCORPORATED CLASS A                                                                    1,005,890
      23,174   MCAFEE INCORPORATED+                                                                                 840,058
      39,600   MENTOR GRAPHICS CORPORATION<<                                                                        461,340
       3,363   MICHAEL PAGE INTERNATIONAL PLC                                                                        19,053
     378,271   MICROSOFT CORPORATION                                                                             10,712,635

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
BUSINESS SERVICES (continued)
      56,100   MITSUBISHI CORPORATION                                                                       $     1,937,052
       3,000   MITSUI-SOKO COMPANY LIMITED                                                                           15,310
          44   MONEX BEANS HOLDINGS INCORPORATED                                                                     33,015
      51,000   MONEYGRAM INTERNATIONAL INCORPORATED<<                                                                69,360
      17,153   MONSTER WORLDWIDE INCORPORATED+<<                                                                    423,508
         700   MOSHI MOSHI HOTLINE INCORPORATED                                                                      18,094
      63,250   MPS GROUP INCORPORATED+                                                                              726,110
      13,944   NAVTEQ CORPORATION+                                                                                1,066,855
      26,285   NCR CORPORATION+                                                                                     695,501
       8,300   NETEASE.COM INCORPORATED ADR+<<                                                                      188,825
      22,894   NETFLIX INCORPORATED+<<                                                                              695,062
       1,400   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                             17,995
      68,150   NOVELL INCORPORATED+                                                                                 482,502
         600   NS SOLUTIONS CORPORATION                                                                              13,460
      14,162   NWS HOLDINGS LIMITED                                                                                  45,459
         600   OPEN TEXT CORPORATION+                                                                                21,437
     179,815   ORACLE CORPORATION+                                                                                4,106,975
      71,597   PARAMETRIC TECHNOLOGY CORPORATION+                                                                 1,344,592
       3,458   PATNI COMPUTER SYSTEMS LIMITED                                                                        22,297
      56,013   PEROT SYSTEMS CORPORATION CLASS A+                                                                   925,335
       1,297   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                  63,843
      24,488   PSION PLC                                                                                             56,391
      33,700   QUEST SOFTWARE INCORPORATED+                                                                         573,237
      58,809   REALNETWORKS INCORPORATED+                                                                           429,306
      28,066   RED HAT INCORPORATED+                                                                                683,688
      41,803   RENT-A-CENTER INCORPORATED+                                                                          877,027
       1,500   RITCHIE BROS AUCTIONEERS INCORPORATED                                                                 41,365
      23,540   ROBERT HALF INTERNATIONAL INCORPORATED                                                               578,613
       3,331   RPS GROUP PLC                                                                                         21,973
      31,361   S1 CORPORATION+                                                                                      205,101
         983   S1 CORPORATION (KOREA)                                                                                55,828
      14,256   SALESFORCE.COM INCORPORATED+<<                                                                     1,030,851
      14,288   SAP AG                                                                                               789,554
      16,451   SATYAM COMPUTER SERVICES LIMITED<<                                                                   478,724
       4,800   SECURITAS AB                                                                                          59,995
       7,640   SEEK LIMITED                                                                                          39,652
         117   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                      175,795
     197,500   SHENZHEN INTERNATIONAL HOLDINGS                                                                       21,259
       1,020   SHREE CEMENT LIMITED                                                                                  18,886
      37,000   SINGAPORE EXCHANGE LIMITED                                                                           218,486
         216   SOFTWARE AG                                                                                           16,251
       1,700   SOHGO SECURITY SERVICES COMPANY LIMITED                                                               23,254
      37,517   SONICWALL INCORPORATED+                                                                              300,136
      29,364   SOTHEBY'S HOLDINGS INCORPORATED                                                                      787,542
      37,863   SPHERION CORPORATION+                                                                                190,451
       2,200   SQUARE ENIX COMPANY LIMITED                                                                           67,407
      18,906   SRA INTERNATIONAL INCORPORATED CLASS A+                                                              445,803
         900   SUMISHO COMPUTER SYSTEMS                                                                              16,562
       4,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                    20,186
      26,500   SWIRE PACIFIC LIMITED                                                                                302,390
      38,368   SYMANTEC CORPORATION+<<                                                                              833,737
      16,000   TAIWAN SECOM                                                                                          35,734
      32,815   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                        888,302
       4,846   TAYLOR NELSON SOFRES PLC                                                                              24,863
         559   TELEPERFORMANCE                                                                                       23,672
      17,207   TELETECH HOLDINGS INCORPORATED+                                                                      444,629
         863   TEMENOS GROUP AG+                                                                                     26,538
      15,835   THE BRINK'S COMPANY                                                                                1,147,721
         187   THOMSON REUTERS ADR                                                                                   36,291
     119,101   TIBCO SOFTWARE INCORPORATED+                                                                         919,460
         800   TKC A.S.                                                                                              16,619
         600   TOKYU LIVABLE INCORPORATED                                                                             5,783
      14,076   TOMKINS PLC                                                                                           50,399

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
BUSINESS SERVICES (continued)
         929   TOMTOM NV+                                                                                   $        34,513
       1,700   TOPPAN FORMS COMPANY LIMITED                                                                          19,416
      38,199   TOTAL SYSTEM SERVICES INCORPORATED                                                                   936,639
       7,659   TOWER AUSTRALIA GROUP LIMITED                                                                         21,376
       8,100   TOYOTA TSUSHO CORPORATION                                                                            197,467
       1,810   TRAVIS PERKINS PLC                                                                                    29,938
     217,202   UNISYS CORPORATION                                                                                 1,099,042
      41,329   UNITED ONLINE INCORPORATED                                                                           505,454
         832   USG PEOPLE NV                                                                                         19,014
      44,020   VALUECLICK INCORPORATED+<<                                                                           885,242
      31,500   VERISIGN INCORPORATED+<<                                                                           1,261,260
      11,767   VIAD CORPORATION                                                                                     388,076
      15,585   VIGNETTE CORPORATION+                                                                                201,826
       1,430   VIOHALCO SA                                                                                           13,393
       1,834   VMWARE INCORPORATED+<<                                                                               125,941
      19,264   WEBSENSE INCORPORATED+<<                                                                             338,854
      53,500   WHARF HOLDINGS LIMITED                                                                               267,366
      50,401   WIND RIVER SYSTEMS INCORPORATED+<<                                                                   545,339
          13   WORKS APPLICATIONS COMPANY LIMITED                                                                    16,401
      18,868   WPP GROUP PLC                                                                                        228,552
       1,062   WS ATKINS PLC                                                                                         21,689
      58,250   YAHOO! INCORPORATED+                                                                               1,558,770
         520   YAHOO! JAPAN CORPORATION                                                                             223,696
         700   ZENRIN COMPANY LIMITED                                                                                13,679
                                                                                                                102,479,289
                                                                                                            ---------------
CASINO & GAMING: 0.06%
       4,328   MGM MIRAGE+<<                                                                                        212,981
      10,795   PENN NATIONAL GAMING INCORPORATED+                                                                   501,104
       2,799   WYNN RESORTS LIMITED+                                                                                279,984
                                                                                                                    994,069
                                                                                                            ---------------
CHEMICALS & ALLIED PRODUCTS: 6.66%
      49,894   ABBOTT LABORATORIES                                                                                2,811,527
       2,458   ACTELION LIMITED                                                                                     134,309
       2,300   ADEKA CORPORATION                                                                                     20,988
       2,500   AGRIUM INCORPORATED                                                                                  218,297
       1,900   AICA KOGYO COMPANY LIMITED                                                                            16,960
       3,750   AIR LIQUIDE SA                                                                                       551,199
       6,540   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                666,557
       5,000   AIR WATER INCORPORATED                                                                                61,611
       3,972   AKZO NOBEL NV                                                                                        336,222
      11,212   ALBEMARLE CORPORATION<<                                                                              498,598
      17,200   ALBERTO-CULVER COMPANY                                                                               454,596
      15,961   ALEXION PHARMACEUTICALS INCORPORATED+<<                                                            1,138,817
      44,552   ALKERMES INCORPORATED+                                                                               564,474
         160   AMOREPACIFIC CORPORATION                                                                              96,461
       3,400   APP PHARMACEUTICALS INCORPORATED+                                                                     45,084
       3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                 23,383
      49,000   ASAHI KASEI CORPORATION                                                                              290,969
      18,300   ASTELLAS PHARMA INCORPORATED                                                                         774,217
      24,016   ASTRAZENECA PLC                                                                                    1,048,993
      18,200   AVERY DENNISON CORPORATION                                                                           938,756
      15,791   BARR PHARMACEUTICALS INCORPORATED+                                                                   691,646
       8,032   BASF AG                                                                                            1,204,213
      20,600   BATU KAWAN BHD                                                                                        70,574
      13,107   BIOGEN IDEC INCORPORATED+                                                                            822,464
      41,089   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                            1,568,367
       1,400   BIOVAIL CORPORATION                                                                                   16,288
      63,525   BRISTOL-MYERS SQUIBB COMPANY                                                                       1,447,735

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       9,497   CABOT CORPORATION                                                                            $       304,284
       3,906   CARDIOME PHARMA CORPORATION+                                                                          36,363
      29,345   CELANESE CORPORATION CLASS A                                                                       1,429,102
       7,208   CF INDUSTRIES HOLDINGS INCORPORATED                                                                  986,775
      10,000   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                             642,800
         417   CHEMRING GROUP PLC                                                                                    20,197
      44,853   CHEMTURA CORPORATION                                                                                 391,567
      36,000   CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                               25,787
      85,000   CHINA PETROCHEMICAL DEVELOPMENT CORPORATION                                                           51,584
      16,000   CHINA PHARMACEUTICAL GROUP LIMITED                                                                     7,073
       1,181   CHRISTIAN DIOR SA                                                                                    142,779
       9,800   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                153,293
       2,000   CHUGOKU MARINE PAINTS LIMITED                                                                         15,367
      28,245   CHURCH & DWIGHT COMPANY INCORPORATED                                                               1,607,988
         697   CIBA SPECIALTY CHEMICALS AG                                                                           22,965
         645   CIECH SA                                                                                              24,101
       3,406   CLARIANT AG                                                                                           37,973
      19,800   CLOROX COMPANY                                                                                     1,131,174
      23,676   COLGATE-PALMOLIVE COMPANY                                                                          1,760,547
       1,741   CRODA INTERNATIONAL                                                                                   22,727
      19,275   CSL LIMITED                                                                                          733,240
      23,762   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                               452,904
      17,964   CYTEC INDUSTRIES INCORPORATED                                                                      1,134,606
      11,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                    68,659
      24,000   DAIICHI SANKYO COMPANY LIMITED                                                                       677,291
      25,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                81,104
       6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                             50,939
         608   DC CHEMICAL COMPANY LIMITED                                                                          231,973
      15,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                   61,468
      30,444   DOW CHEMICAL COMPANY                                                                               1,229,938
       5,130   DR. REDDYS LABORATORIES LIMITED                                                                       86,293
      15,467   EASTMAN CHEMICAL COMPANY                                                                           1,184,927
      25,638   ECOLAB INCORPORATED                                                                                1,149,352
      28,991   EI DU PONT DE NEMOURS & COMPANY                                                                    1,388,959
      10,100   EISAI COMPANY LIMITED                                                                                365,984
       7,369   ELAN CORPORATION PLC+                                                                                189,160
      31,200   ELI LILLY & COMPANY                                                                                1,501,968
      25,760   ETERNAL CHEMICAL COMPANY LIMITED                                                                      28,978
       1,500   FANCL CORPORATION                                                                                     17,402
      27,219   FERRO CORPORATION                                                                                    526,960
      20,000   FIBRECHEM TECHNOLOGIES LIMITED                                                                        10,356
      10,701   FMC CORPORATION                                                                                      791,660
      13,969   FOREST LABORATORIES INCORPORATED+                                                                    501,627
     205,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                488,866
     231,000   FORMOSA PLASTICS CORPORATION                                                                         651,924
      21,203   GENENTECH INCORPORATED+                                                                            1,502,657
      11,753   GENZYME CORPORATION+                                                                                 804,610
      42,502   GILEAD SCIENCES INCORPORATED+                                                                      2,351,211
          95   GIVAUDAN SA                                                                                           92,060
      89,174   GLAXOSMITHKLINE PLC                                                                                1,966,944
         672   H LUNDBECK AS                                                                                         16,469
       3,740   HANWHA CHEMICAL CORPORATION                                                                           45,205
      35,942   HB FULLER COMPANY<<                                                                                  893,878
       2,007   HENKEL KGAA                                                                                           90,705
       3,542   HENKEL KGAA PREFERRED                                                                                169,336
       2,070   HIKMA PHARMACEUTICALS PLC                                                                             19,487
       3,500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                        141,102
       5,100   HITACHI CHEMICAL COMPANY LIMITED                                                                     114,172
         569   HONAM PETROCHEMICAL CORPORATION                                                                       48,722
      18,707   HUNTSMAN CORPORATION                                                                                 410,245
      26,315   IDEXX LABORATORIES INCORPORATED+                                                                   1,328,908
       9,100   IMCLONE SYSTEMS INCORPORATED+                                                                        396,578
      30,763   IMMUCOR INCORPORATED+                                                                                825,371

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       1,763   INCITEC PIVOT LIMITED                                                                        $       293,204
         490   INTERCELL AG+                                                                                         22,725
      12,772   INTERMUNE INCORPORATED+<<                                                                            180,085
      14,315   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      600,657
      33,129   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                      1,211,196
      13,706   INVITROGEN CORPORATION+<<                                                                            629,928
         346   IPSEN                                                                                                 23,238
     363,121   IRPC PCL                                                                                              55,873
      10,000   ISHIHARA SANGYO KAISHA LIMITED+                                                                       15,272
      21,807   ISRAEL CHEMICALS LIMITED                                                                             499,723
       3,266   JOHNSON MATTHEY PLC                                                                                  130,363
       8,600   JSR CORPORATION                                                                                      175,802
         537   K+S AG                                                                                               251,750
       3,000   KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                  23,307
     368,000   KALBE FARMA TBK PT                                                                                    34,765
      12,000   KANEKA CORPORATION                                                                                    87,422
       9,000   KANSAI PAINT COMPANY LIMITED                                                                          65,652
      19,000   KAO CORPORATION                                                                                      495,637
         267   KCC CORPORATION                                                                                      129,476
       1,400   KEMIRA OYJ                                                                                            19,885
      47,158   KING PHARMACEUTICALS INCORPORATED+                                                                   483,841
      20,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                  94,831
       2,000   KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                 44,868
         700   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                              21,647
       2,871   KONINKLIJKE DSM NV                                                                                   176,026
       2,000   KYORIN COMPANY LIMITED                                                                                24,834
       9,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                     87,422
       8,346   LA SEDA DE BARCELONA SA                                                                               16,879
       1,325   LANXESS                                                                                               59,759
         431   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                            90,380
       1,100   LINTEC CORPORATION                                                                                    19,721
       9,000   LION CORPORATION                                                                                      39,954
         705   LONZA GROUP AG                                                                                        97,675
      13,174   LUBRIZOL CORPORATION                                                                                 739,061
      12,486   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                   116,970
         600   MANDOM CORPORATION                                                                                    15,652
      55,529   MEDAREX INCORPORATED+<<                                                                              483,658
      22,223   MEDICINES COMPANY+                                                                                   406,681
      70,513   MERCK & COMPANY INCORPORATED                                                                       2,747,186
       1,271   MERCK KGAA                                                                                           178,673
       1,000   METHANEX CORPORATION                                                                                  28,261
       8,427   MINERALS TECHNOLOGIES INCORPORATED                                                                   586,603
       1,900   MIRACA HOLDINGS INCORPORATED                                                                          46,860
      37,500   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                             266,079
      14,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                         105,046
      31,000   MITSUI CHEMICALS INCORPORATED                                                                        177,907
      24,508   MONSANTO COMPANY                                                                                   3,122,319
         300   MURAMOTO ELECTRON THAILAND PCL                                                                         1,052
      58,083   MYLAN LABORATORIES INCORPORATED<<                                                                    775,408
      21,300   NALCO HOLDING COMPANY                                                                                518,016
     313,000   NAN YA PLASTICS CORPORATION                                                                          725,824
      26,657   NBTY INCORPORATED+                                                                                   870,618
         800   NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                              19,427
       2,000   NIHON PARKERIZING COMPANY LIMITED                                                                     31,000
       6,000   NIPPON KAYAKU COMPANY LIMITED                                                                         40,011
       9,000   NIPPON PAINT COMPANY LIMITED                                                                          38,332
       2,000   NIPPON SHINYAKU COMPANY LIMITED                                                                       25,460
       4,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                       31,797
       5,000   NIPPON SODA COMPANY LIMITED                                                                           17,407
       6,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                    80,933
       5,800   NITTO DENKO CORPORATION                                                                              275,640
       6,000   NOF CORPORATION                                                                                       27,035
         800   NOVA CHEMICALS CORPORATION                                                                            21,675

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
      39,930   NOVARTIS AG                                                                                  $     2,097,546
       6,840   NOVO NORDISK AS CLASS B                                                                              445,110
       2,637   NUFARM LIMITED                                                                                        42,470
      40,873   OLIN CORPORATION                                                                                     919,643
      13,400   OM GROUP INCORPORATED                                                                                582,632
         289   OMEGA PHARMA SA                                                                                       12,099
       4,300   ONO PHARMACEUTICAL COMPANY LIMITED                                                                   248,406
      23,490   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                 830,137
      33,000   ORIENTAL UNION CHEMICAL CORPORATION                                                                   40,705
         844   ORION OYJ                                                                                             18,383
       8,437   OSI PHARMACEUTICALS INCORPORATED+<<                                                                  297,826
      20,682   PAR PHARMACEUTICAL COMPANIES INCORPORATED                                                            377,240
      24,153   PAREXEL INTERNATIONAL CORPORATION+                                                                   593,922
         173   PAZ OIL COMPANY LIMITED                                                                               32,983
      16,309   PDL BIOPHARMA INCORPORATED+                                                                          167,167
       2,943   PETKIM PETROKIMYA HOLDING SA                                                                          17,506
     219,348   PFIZER INCORPORATED                                                                                4,246,577
      11,540   PHARMERICA CORPORATION+<<                                                                            236,224
       5,328   PPG INDUSTRIES INCORPORATED                                                                          335,824
      14,402   PRAXAIR INCORPORATED                                                                               1,369,054
     139,620   PROCTER & GAMBLE COMPANY                                                                           9,221,901
     750,000   PT TEMPO SCAN PACIFIC TBK                                                                             52,335
      20,400   PTT CHEMICAL PCL                                                                                      69,057
      10,241   RANBAXY LABORATORIES LIMITED                                                                         127,437
       9,885   RECKITT BENCKISER GROUP                                                                              582,346
       6,569   RECORDATI SPA                                                                                         52,580
       2,099   RHODIA SA                                                                                             48,206
         638   RICHTER GEDEON PLC                                                                                   140,510
          44   RIETER HOLDING AG                                                                                     15,620
      29,753   ROHM & HAAS COMPANY<<                                                                              1,606,067
       4,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                  47,885
      75,638   RPM INTERNATIONAL INCORPORATED                                                                     1,855,400
       8,628   SANOFI-AVENTIS SA                                                                                    643,093
      17,805   SANOFI-AVENTIS SA ADR<<                                                                              664,483
       3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                 89,395
         400   SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                  16,619
         120   SCHERING AG                                                                                           19,500
      74,024   SCHERING-PLOUGH CORPORATION                                                                        1,510,090
       1,400   SEIKAGAKU CORPORATION                                                                                 14,343
      29,417   SENSIENT TECHNOLOGIES CORPORATION                                                                    925,165
      16,229   SEPRACOR INCORPORATED+                                                                               350,709
       1,010   SGL CARBON AG+                                                                                        75,108
      14,200   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                   894,403
      11,000   SHIONOGI & COMPANY LIMITED                                                                           221,732
      10,492   SHIRE LIMITED                                                                                        178,947
         333   SHISEIDO COMPANY LIMITED                                                                               8,154
      44,000   SHOWA DENKO KK                                                                                       134,396
       9,866   SIDI KERIR PETROCHEMCIALS COMPANY                                                                     40,460
      42,051   SIGMA PHARMACEUTICALS LIMITED                                                                         49,638
      16,344   SIGMA-ALDRICH CORPORATION                                                                            960,373
      38,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                    29,216
      13,300   SMITH & NEPHEW PLC                                                                                   142,664
       4,995   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                        171,553
       1,193   SOLVAY SA                                                                                            171,030
         867   STADA ARZNEIMITTEL AG                                                                                 56,853
      10,468   STERLITE INDUSTRIES INDIA LIMITED ADR                                                                 53,271
         700   SUMIDA ELECTRIC                                                                                       15,505
       7,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                     42,629
      61,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                    445,551
       1,646   SYMRISE AG                                                                                            41,074
       1,639   SYNGENTA AG                                                                                          499,288
      35,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                    169,232
      12,000   TAIYO NIPPON SANSO CORPORATION                                                                       102,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       3,000   TAKASAGO INTERNATIONAL CORPORATION                                                           $        18,924
      28,600   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                              1,657,617
       7,000   TANABE SEIYAKU COMPANY LIMITED                                                                        91,036
         332   TESSENDERLO CHEMIE NV                                                                                 18,155
      34,292   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                       1,568,173
     611,100   THAI PETROCHEM                                                                                        94,030
       6,700   THE MOSAIC COMPANY+                                                                                  839,644
      72,700   TITAN CHEMICALS CORPORATION                                                                           29,170
       6,000   TOAGOSEI COMPANY LIMITED                                                                              22,880
       8,000   TOKAI CARBON COMPANY LIMITED                                                                          93,265
       9,000   TOKUYAMA CORPORATION                                                                                  68,127
       1,000   TOKYO OHKA KOKYO                                                                                      19,399
      22,000   TOSOH CORPORATION                                                                                    100,797
       6,000   TOYO INK MANUFACTURING COMPANY LIMITED                                                                22,994
       3,609   TRANSPORTADORA DE GAS DEL SUR SA                                                                      14,436
       2,000   TSUMURA & COMPANY                                                                                     49,327
      13,969   TURK SISE VE CAM FABRIKALARI AS                                                                       19,484
      36,000   UBE INDUSTRIES LIMITED JAPAN                                                                         135,913
       2,614   UCB SA                                                                                               105,389
     161,000   UNILEVER INDONESIA TBK PT                                                                            116,667
       8,862   UNITED THERAPEUTICS CORPORATION+<<                                                                   846,410
      48,402   USEC INCORPORATED<<                                                                                  337,362
      58,195   VALSPAR CORPORATION                                                                                1,312,879
      20,295   VERTEX PHARMACEUTICALS INCORPORATED+                                                                 581,046
       3,441   VICTREX PLC                                                                                           53,474
         259   WACKER CHEMIE AG                                                                                      62,032
      25,800   WR GRACE & COMPANY+<<                                                                                698,664
      42,891   WYETH                                                                                              1,907,363
       5,000   ZEON CORPORATION                                                                                      23,430
       9,144   ZEP INCORPORATED                                                                                     150,144
                                                                                                                115,402,174
                                                                                                            ---------------
COAL MINING: 0.91%
      28,173   ALPHA NATURAL RESOURCES INCORPORATED+<<                                                            2,301,171
      20,442   ARCH COAL INCORPORATED                                                                             1,326,890
      36,491   BHP BILLITON PLC                                                                                   1,383,538
     426,500   BUMI RESOURCES TBK PT                                                                                368,580
       7,416   CENTENNIAL COAL COMPANY LIMITED                                                                       36,150
      63,962   CHINA COAL ENERGY COMPANY                                                                            143,433
     147,000   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                 655,518
      27,175   CONSOL ENERGY INCORPORATED                                                                         2,651,193
         621   CUDECO LIMITED                                                                                         2,582
       2,529   FELIX RESOURCES LIMITED                                                                               55,838
       1,770   FORDING CANADIAN COAL TRUST                                                                          140,285
      19,513   FOUNDATION COAL HOLDINGS INCORPORATED                                                              1,302,102
      30,000   FUSHAN INTERNATIONAL ENERGY GROUP LIMITED                                                             18,375
       2,693   GLOUCESTER COAL LIMITED                                                                               30,270
      17,000   HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                     33,112
       3,755   KUMBA IRON ORE LIMITED                                                                               167,778
       4,158   MACARTHUR COAL LIMITED                                                                                78,094
       6,099   MINERAL DEPOSIT LIMITED+                                                                               5,334
       4,901   NEYVELI LIGNITE CORPORATION LIMITED                                                                   16,467
      11,341   PATRIOT COAL CORPORATION+<<                                                                        1,226,302
      12,519   PEABODY ENERGY CORPORATION                                                                           925,404
      16,512   PENN VIRGINIA CORPORATION<<                                                                        1,040,586
      89,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                  200,644
      36,500   PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                    57,209
      21,944   SASOL LIMITED                                                                                      1,364,065
       7,118   SINO GOLD MINING LIMITED+(A)                                                                          38,507
      10,000   STRAITS ASIA RESOURCES LIMITED                                                                        30,039
       2,322   UK COAL PLC                                                                                           25,896

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
COAL MINING (continued)
      88,000   YANZHOU COAL MINING COMPANY LIMITED                                                          $       191,699
                                                                                                                 15,817,061
                                                                                                            ---------------
COMMERCIAL SERVICES: 0.00%
       4,000   PARK24 COMPANY LIMITED                                                                                33,390
                                                                                                            ---------------
COMMUNICATIONS: 4.35%
      53,900   ADVANCED INFO SERVICE PCL THB                                                                        161,725
       2,110   AGORA SA                                                                                              34,262
      36,888   ALCATEL SA                                                                                           278,907
       2,211   ALVARION LIMITED+                                                                                     17,637
     780,459   AMERICA MOVIL SA DE CV                                                                             2,326,319
      11,397   AMERICA MOVIL SA DE CV CLASS A                                                                        33,850
      18,538   AMERICAN TOWER CORPORATION CLASS A+                                                                  847,557
      14,102   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                916,771
       9,685   APN NEWS & MEDIA LIMITED                                                                              37,398
       1,753   ARNOLDO MONDADORI EDITORE SPA                                                                         12,784
       1,300   ASATSU-DK INCORPORATED                                                                                37,365
      87,800   ASTRO ALL ASIA NETWORKS PLC                                                                           96,472
     195,613   AT&T INCORPORATED                                                                                  7,804,959
      15,840   AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                 20,439
      13,200   BCE INCORPORATED                                                                                     465,640
       2,508   BELGACOM SA                                                                                          118,108
         729   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                       21,424
      44,555   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                   89,650
      33,778   BHARTI AIRTEL LIMITED+                                                                               696,922
      30,626   BRIGHTPOINT INCORPORATED+                                                                            301,666
      19,725   BRITISH SKY BROADCASTING PLC                                                                         212,168
     133,256   BT GROUP PLC                                                                                         586,008
      51,297   CABLE & WIRELESS PLC                                                                                 166,953
      32,798   CABLEVISION SYSTEMS CORPORATION+                                                                     889,154
     161,700   CARSO GLOBAL TELECOM SA DE CV+                                                                       955,813
      21,214   CENTURYTEL INCORPORATED<<                                                                            751,188
      45,425   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                   7,043
     154,176   CHARTER COMMUNICATIONS INCORPORATED+<<                                                               245,140
     148,000   CHINA MOBILE LIMITED                                                                               2,175,271
      76,500   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                     265,165
     634,000   CHINA TELECOM CORPORATION LIMITED                                                                    460,639
     219,000   CHUNGHWA TELECOM COMPANY LIMITED                                                                     543,142
      23,072   CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                         38,898
     154,096   CINCINNATI BELL INCORPORATED+<<                                                                      648,745
         350   CITIC 1616 HOLDINGS LIMITED                                                                              107
      14,300   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                            500,786
      87,509   COMCAST CORPORATION CLASS A                                                                        1,968,953
      43,000   COMCAST CORPORATION CLASS A (NON VOTING)<<                                                           958,470
      10,500   COMPAL COMMUNICATIONS INCORPORATED                                                                    19,755
         896   CORUS ENTERTAINMENT INCORPORATED CLASS B                                                              17,585
      41,084   CROWN CASTLE INTERNATIONAL CORPORATION+                                                            1,745,659
       5,183   CTC MEDIA INCORPORATED+                                                                              143,465
      11,480   CYBERTAN TECHNOLOGY INCORPORATED                                                                      20,353
      35,904   D-LINK CORPORATION                                                                                    59,639
       3,066   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                 24,704
      47,804   DEUTSCHE TELEKOM AG                                                                                  800,229
      17,500   DIGI.COM BHD                                                                                         143,133
      32,043   DIRECTV GROUP INCORPORATED+                                                                          900,408
      29,999   DISH NETWORK CORPORATION+<<                                                                        1,053,265
      11,582   DISH TV INDIA LIMITED+                                                                                12,604
      18,527   ECHOSTAR CORPORATION+                                                                                691,798
       1,150   EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                  39,400
       2,200   ELISA OYJ                                                                                             49,012
      29,608   EMBARQ CORPORATION                                                                                 1,401,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
COMMUNICATIONS (continued)
       9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                    $       138,567
       1,800   ENIRO AB                                                                                              10,169
      16,874   ENTERCOM COMMUNICATIONS CORPORATION<<                                                                163,340
      13,493   EQUINIX INCORPORATED+<<                                                                            1,288,447
       1,001   EUTELSAT COMMUNICATIONS+                                                                              30,056
      76,343   EXTREME NETWORKS+                                                                                    248,115
      43,981   FAIRFAX MEDIA LIMITED                                                                                145,449
       1,757   FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                               15,817
      93,723   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                       162,771
      24,300   FOUNDRY NETWORKS INCORPORATED+                                                                       330,480
      20,148   FRANCE TELECOM SA                                                                                    611,386
      11,057   FRANCE TELECOM SA ADR                                                                                338,786
         970   GLOBE TELECOM INCORPORATED                                                                            28,591
     117,202   GRUPO TELEVISA SA                                                                                    611,240
       5,260   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                          147,298
       2,000   HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                 18,991
       7,638   HURRIYET GAZETECILIK VE MATBAACILIK AS                                                                12,910
      37,053   IAC INTERACTIVECORP+                                                                                 835,545
      50,926   IDEA CELLULAR LIMITED+                                                                               130,629
      27,700   IDT CORPORATION<<                                                                                     98,889
       4,997   INDEPENDENT NEWS & MEDIA PLC                                                                          17,880
       6,770   INMARSAT PLC                                                                                          63,232
      47,251   ITV PLC                                                                                               55,130
      21,381   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                             567,024
          46   JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                            38,792
         106   KDDI CORPORATION                                                                                     735,022
      19,114   KINGSTON (HULL) COMMUNICATIONS PLC                                                                    16,660
       5,139   KT CORPORATION                                                                                       230,246
       3,740   KT FREETEL COMPANY LIMITED                                                                           105,296
       1,785   LAGARDERE SCA                                                                                        128,853
       7,082   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                            406,932
       7,535   LIBERTY GLOBAL INCORPORATED+                                                                         254,532
       7,710   LIBERTY GLOBAL INCORPORATED SERIES A+                                                                276,404
      26,331   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                              447,364
         777   M6 METROPOLE TELEVISION                                                                               17,939
      19,843   MAGYAR TELEKOM PLC                                                                                    97,799
       8,074   MAHANAGAR TELEPHONE NIGAM LIMITED                                                                     17,696
         708   MANITOBA TELECOM SERVICES INCORPORATED                                                                30,569
      20,000   MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                             16,530
      10,697   MEDIASET SPA                                                                                          87,203
      21,400   MOBILONE LIMITED                                                                                      30,806
         580   MOBISTAR SA                                                                                           47,679
       5,673   MPHASIS LIMITED                                                                                       31,742
      69,315   MTN GROUP LIMITED                                                                                  1,386,346
       1,051   NEUF CEGETEL                                                                                          59,108
      11,178   NEUSTAR INCORPORATED CLASS A+                                                                        261,453
       2,686   NICE SYSTEMS LIMITED                                                                                  95,163
      24,260   NII HOLDINGS INCORPORATED+                                                                         1,217,852
         159   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                             772,225
       5,940   NORTEL NETWORKS CORPORATION                                                                           48,484
         287   NTT DOCOMO INCORPORATED                                                                              457,371
      30,114   NTT DOCOMO INCORPORATED ADR                                                                          480,921
      25,402   ORASCOM TELECOM HOLDING SAE                                                                          369,760
       3,554   PARTNER COMMUNICATIONS                                                                                86,739
     136,000   PCCW LIMITED                                                                                          85,393
       3,370   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                           200,591
      11,676   PORTUGAL TELECOM SGPS SA                                                                             142,776
      25,190   POWER GRID CORPORATION OF INDIA LIMITED                                                               58,503
         786   PROSIEBENSAT.1 MEDIA AG                                                                               11,079
     109,000   PT INDONESIAN SATELLITE CORPORATION TBK                                                               67,284
       2,716   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                       29,539
       2,081   PUBLICIS GROUPE                                                                                       82,718
         249   RAKUTEN INCORPORATED                                                                                 128,256

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
COMMUNICATIONS (continued)
      15,580   RCN CORPORATION+<<                                                                           $       188,674
      10,887   REED ELSEVIER NV                                                                                     203,079
      20,458   REED ELSEVIER PLC                                                                                    257,741
      32,828   RELIANCE COMMUNICATIONS LIMITED++                                                                    446,123
      23,396   RELIANCE INDUSTRIES LIMITED++                                                                      2,672,993
      26,855   RENTOKIL INITIAL PLC                                                                                  53,064
       8,400   ROGERS COMMUNICATIONS INCORPORATED                                                                   369,444
      30,284   ROYAL KPN NV                                                                                         551,235
         543   RTL GROUP                                                                                             67,455
     379,400   SAMART CORPORATION PCL                                                                                92,238
      11,979   SAVVIS INCORPORATED+<<                                                                               199,810
      42,546   SBA COMMUNICATIONS CORPORATION+<<                                                                  1,583,562
      51,873   SEAT PAGINE GIALLE SPA                                                                                 8,264
       5,262   SES FDR                                                                                              139,167
       6,200   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                             128,293
     188,600   SHIN SATELLITE PCL                                                                                    53,977
      31,910   SINCLAIR BROADCAST GROUP INCORPORATED                                                                286,233
     244,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                 683,060
       1,626   SK TELECOM COMPANY LIMITED                                                                           321,238
       4,812   SKY NETWORK TELEVISION LIMITED                                                                        17,193
       1,941   SOCIETE TELEVISION FRANCAISE 1                                                                        38,411
      88,554   SPRINT NEXTEL CORPORATION                                                                            828,865
      19,000   STARHUB LIMITED                                                                                       39,910
         330   SWISSCOM AG                                                                                          115,251
     145,448   TAIWAN MOBILE COMPANY LIMITED                                                                        269,826
       2,337   TATA COMMUNICATIONS LIMITED                                                                           28,030
      26,492   TATA TELESERVICES MAHARASHTRA LIMITED+                                                                19,625
         147   TDC AS                                                                                                 8,891
       4,654   TELE NORTE LESTE PARTICIPACOES SA                                                                    148,791
       5,189   TELE2 AB                                                                                             110,906
       2,951   TELECOM ARGENTINA SA ADR                                                                              54,771
      64,914   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                           204,470
      12,733   TELECOM EGYPT                                                                                         42,598
      97,374   TELECOM ITALIA RNC SPA                                                                               172,394
     177,566   TELECOM ITALIA SPA                                                                                   390,889
      60,000   TELECOM MALAYSIA BHD                                                                                  57,407
       3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                     107,789
       6,000   TELEFONAKTIEBOLAGET LM ERICSSON                                                                       16,419
     238,890   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                              649,727
      39,044   TELEFONICA DEL PERU SAA+                                                                              62,683
      67,544   TELEFONICA SA                                                                                      1,938,745
     309,736   TELEFONOS DE MEXICO SA DE CV                                                                         640,500
       5,281   TELEKOM AUSTRIA AG                                                                                   125,949
      32,978   TELEKOMUNIKACJA POLSKA SA+                                                                           312,019
       1,178   TELEMAR NORTE LESTE SA                                                                                68,804
         678   TELENET GROUP HOLDING NV+                                                                             17,299
      12,400   TELENOR ASA                                                                                          269,085
       7,699   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                367,011
      34,651   TELIASONERA AB                                                                                       314,720
       9,578   TELKOM SOUTH AFRICA LIMITED                                                                          172,446
     133,703   TELSTRA CORPORATION LIMITED                                                                          607,021
       3,543   TELUS CORPORATION                                                                                    170,446
       2,400   TELUS CORPORATION (NON-VOTING)                                                                       112,319
      30,000   TENCENT HOLDINGS LIMITED                                                                             252,566
      26,600   TIM PARTICIPACOES SA                                                                                  81,117
      21,369   TIME WARNER TELECOM INCORPORATED+<<                                                                  399,600
       5,886   TISCALI SPA+                                                                                          21,977
      60,000   TM INTERNATIONAL SDN BHD+                                                                            136,111
       2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                48,729
       2,973   TRINITY MIRROR PLC                                                                                    13,398
     262,500   TRUE CORPORATION PCL                                                                                  33,444
     270,800   TT&T PCL                                                                                               8,000
      28,738   TURKCELL ILETISIM HIZMETLERI AS                                                                      226,358


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
COMMUNICATIONS (continued)
         300   TV TOKYO CORPORATION                                                                         $        12,635
       2,757   UNITED BUSINESS MEDIA PLC                                                                             33,618
       1,385   UNITED INTERNET AG                                                                                    30,338
       2,282   UNITED STATES CELLULAR CORPORATION+                                                                  142,922
      93,924   VERIZON COMMUNICATIONS INCORPORATED                                                                3,613,256
         341   VIACOM INCORPORATED+                                                                                  12,303
      18,771   VIVENDI SA                                                                                           788,915
      23,800   VIVO PARTICIPACOES SA                                                                                166,081
     469,087   VODAFONE GROUP PLC                                                                                 1,507,653
      39,382   VODAFONE GROUP PLC ADR                                                                             1,263,768
       4,000   VTECH HOLDINGS LIMITED                                                                                23,578
      92,623   WINDSTREAM CORPORATION<<                                                                           1,235,591
      46,987   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                          499,472
      11,533   YELL GROUP PLC                                                                                        28,843
       8,000   ZINWELL CORPORATION                                                                                   31,445
      18,360   ZYXEL COMMUNICATIONS CORPORATION                                                                      17,604

                                                                                                                 75,382,107
                                                                                                            ---------------

COMPUTER TECHNOLOGIES: 0.04%
      21,618   METAVANTE TECHNOLOGIES INCORPORATED+                                                                 550,394
         521   UBISOFT ENTERTAINMENT+                                                                                50,497

                                                                                                                    600,891
                                                                                                            ---------------

COMPUTERS & OFFICE EQUIPMENT: 0.01%
      14,214   AGILYSYS INCORPORATED                                                                                148,394
     243,600   CALCOMP ELECTRONICS PCL THB                                                                           40,481

                                                                                                                    188,875
                                                                                                            ---------------

CONSTRUCTION: 0.00%
         489   BUDIMEX SA+                                                                                           18,498
                                                                                                            ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.17%

       1,497   BOSKALIS WESTMINSTER                                                                                  90,806
      10,478   CHEMED CORPORATION                                                                                   379,513
      28,257   EMCOR GROUP INCORPORATED+                                                                            829,343
         155   FLUGHAFEN WIEN AG                                                                                     17,825
     142,000   HKC HOLDINGS LIMITED                                                                                  28,568
      16,347   INSITUFORM TECHNOLGY INCORPORATED+<<                                                                 301,439
       5,899   IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                              57,990
          11   KOBENHAVNS LUFTHAVNE                                                                                   4,651
       3,769   ORASCOM CONSTRUCTION INDUSTRIES                                                                      281,785
      25,100   QUANTA SERVICES INCORPORATED+                                                                        804,204
      63,108   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                             162,554
       1,110   WELLSTREAM HOLDINGS PLC+                                                                              29,970

                                                                                                                  2,988,648
                                                                                                            ---------------

CONSUMER SERVICES: 0.03%
       1,040   HAKUHODO DY HOLDINGS INCORPORATED                                                                     59,981
       4,382   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                  512,726

                                                                                                                    572,707
                                                                                                            ---------------

DEPOSITORY INSTITUTIONS: 7.89%
      14,000   77 BANK LIMITED                                                                                       88,313
      13,802   ABSA GROUP LIMITED                                                                                   155,084
      27,900   AFFIN HOLDINGS BHD                                                                                    17,567
      33,916   AFRICAN BANK INVESTMENTS LIMITED                                                                     109,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      48,299   AKBANK TAS                                                                                   $       213,993
       7,938   ALLAHABAD BANK                                                                                        15,023
       5,637   ALLIANCE & LEICESTER PLC                                                                              47,485
      16,090   ALLIED IRISH BANKS PLC                                                                               322,911
       6,430   ALPHA BANK AE                                                                                        220,676
      14,052   AMCORE FINANCIAL INCORPORATED                                                                        137,710
      87,300   AMMB HOLDINGS BHD                                                                                    107,239
      12,830   ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                              180,005
      10,732   ANDHRA BANK                                                                                           19,174
      11,408   ANGLO IRISH BANK CORPORATION PLC                                                                     149,082
      14,000   AOZORA BANK LIMITED                                                                                   37,185
      23,123   ASSOCIATED BANC-CORP<<                                                                               631,489
      16,718   ASTORIA FINANCIAL CORPORATION                                                                        398,891
       6,032   ASYA KATILIM BANKASI AS+                                                                              41,078
      66,429   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                      1,376,530
      10,168   AXIS BANK LIMITED                                                                                    189,984
      10,613   BANCA CARIGE SPA                                                                                      44,497
      55,229   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                  176,140
       1,746   BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                              19,558
       6,183   BANCA POPOLARE DI MILANO SCARL                                                                        67,959
      50,407   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                 1,123,763
       9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                               215,626
       3,925   BANCO BPI SA                                                                                          19,235
      18,866   BANCO BRADESCO SA                                                                                    395,520
      66,015   BANCO COMERCIAL PORTUGUES SA                                                                         167,918
     460,840   BANCO DE CHILE                                                                                        38,128
       1,619   BANCO DE CREDITO DEL PERU                                                                              5,978
       4,433   BANCO DE CREDITO E INVERSIONES                                                                       131,020
      33,466   BANCO DE ORO+                                                                                         38,616
       9,008   BANCO DE SABADE                                                                                       91,092
          33   BANCO DE VALENCIA I08 SHARES+(A)                                                                       1,786
       1,668   BANCO DE VALENCIA SA                                                                                  89,293
      10,668   BANCO DO BRASIL SA                                                                                   213,557
       1,017   BANCO ESPANOL DE CREDITO SA                                                                           17,784
       3,640   BANCO ESPIRITO SANTO SA                                                                               65,633
       1,141   BANCO GUIPUZCOANO SA                                                                                  18,266
       7,946   BANCO ITAU HOLDING FINANCEIRA SA                                                                     213,489
       2,243   BANCO MACRO SA                                                                                        50,355
       1,704   BANCO PASTOR SA                                                                                       24,999
       9,542   BANCO POPOLARE SPA+                                                                                  191,351
      12,089   BANCO POPULAR ESPANOL SA                                                                             195,220
       9,388   BANCO SABADELL SA                                                                                     94,935
      73,538   BANCO SANTANDER CENTRAL HISPANO SA                                                                 1,531,899
      27,707   BANCO SANTANDER CENTRAL HISPANO SA ADR                                                               579,076
   4,041,047   BANCO SANTANDER CHILE SA                                                                             201,863
      48,313   BANCORPSOUTH INCORPORATED<<                                                                        1,143,569
      18,000   BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                      73,673
     565,000   BANK CENTRAL ASIA TBK PT                                                                             168,317
       1,486   BANK HANDLOWY W WARSZAWIE SA                                                                          58,576
      43,193   BANK LEUMI LE-ISRAEL                                                                                 235,379
     287,000   BANK MANDIRI PERSERO TBK PT                                                                           89,351
      13,321   BANK MILLENNIUM SA                                                                                    53,155
     210,000   BANK NIAGA                                                                                            21,643
     144,443   BANK OF AMERICA CORPORATION                                                                        4,912,506
      65,500   BANK OF AYUDHYA PCL                                                                                   53,920
       7,611   BANK OF BARODA                                                                                        48,825
   1,481,000   BANK OF CHINA LIMITED                                                                                755,312
      56,181   BANK OF EAST ASIA LIMITED                                                                            341,957
         189   BANK OF GREECE                                                                                        27,110
       6,796   BANK OF INDIA                                                                                         47,198
      18,414   BANK OF IRELAND                                                                                      233,477
      15,000   BANK OF KYOTO LIMITED                                                                                180,990
       8,700   BANK OF MONTREAL                                                                                     427,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      36,765   BANK OF NEW YORK MELLON CORPORATION                                                          $     1,637,145
      16,500   BANK OF NOVA SCOTIA                                                                                  826,162
       7,491   BANK OF QUEENSLAND LIMITED                                                                           114,058
      41,000   BANK OF THE PHILIPPINE ISLANDS                                                                        49,652
      52,000   BANK OF YOKOHAMA LIMITED                                                                             379,321
       4,862   BANK PEKAO SA                                                                                        424,344
         313   BANK PRZEMYSLOWO HANDLOWY PBK                                                                         11,551
     225,000   BANK RAKYAT INDONESIA                                                                                140,097
         400   BANK SARASIN & CIE AG                                                                                 19,688
       1,007   BANK ZACHODNI WBK SA                                                                                  76,184
       5,808   BANKINTER SA                                                                                          84,394
          42   BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                   15,132
           3   BANQUE NATIONALE DE BELGIQUE                                                                          13,927
     109,828   BARCLAYS PLC                                                                                         815,845
      17,869   BB&T CORPORATION                                                                                     562,337
       5,903   BBVA BANCO FRANCES SA                                                                                 34,828
       7,122   BENDIGO BANK LIMITED                                                                                  96,112
      15,636   BNP PARIBAS ADR                                                                                      806,001
       5,979   BNP PARIBAS SA                                                                                       617,080
     124,500   BOC HONG KONG HOLDINGS LIMITED                                                                       318,114
       4,203   BOK FINANCIAL CORPORATION                                                                            244,741
       1,301   BRE BANK SA+                                                                                         246,066
      99,500   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                      291,744
       6,200   CANADIAN IMPERIAL BANK OF COMMERCE                                                                   435,672
         739   CANADIAN WESTERN BANK                                                                                 19,382
       5,024   CANARA BANK                                                                                           25,437
      30,485   CATHAY GENERAL BANCORP<<                                                                             468,859
      63,303   CENTURION BANK OF PUNJAB LIMITED                                                                      67,247
     189,000   CHANG HWA COMMERCIAL BANK                                                                            153,552
      31,000   CHIBA BANK LIMITED                                                                                   232,309
       7,202   CHINA BANKING CORPORATION                                                                             97,915
     167,000   CHINA CITIC BANK                                                                                     118,982
     484,060   CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                      206,190
      24,000   CHINA EVERBRIGHT LIMITED                                                                              57,510
     121,300   CHINA MERCHANTS BANK COMPANY LIMITED                                                                 434,441
     167,200   CITIGROUP INCORPORATED                                                                             3,660,008
      46,249   CITIZENS REPUBLIC BANCORP INCORPORATED+                                                              256,219
       7,732   CITY NATIONAL CORPORATION                                                                            374,229
      37,569   COLONIAL BANCGROUP INCORPORATED<<                                                                    230,298
      29,098   COMERICA INCORPORATED                                                                              1,081,864
      13,180   COMMERCE BANCSHARES INCORPORATED                                                                     578,868
       7,877   COMMERCIAL INTERNATIONAL BANK                                                                        125,030
      10,540   COMMERZBANK AG                                                                                       372,060
      45,509   COMMONWEALTH BANK OF AUSTRALIA                                                                     1,840,822
      51,100   COSMOS BANK TAIWAN                                                                                     4,774
      13,212   CREDIT AGRICOLE SA                                                                                   349,631
       1,169   CREDITO EMILIANO SPA                                                                                  12,594
      11,348   CULLEN FROST BANKERS INCORPORATED                                                                    634,353
       5,070   DAEGU BANK                                                                                            74,816
       2,800   DAH SING FINANCIAL HOLDINGS LIMITED                                                                   23,860
       7,340   DANSKE BANK                                                                                          251,836
      39,000   DBS GROUP HOLDINGS LIMITED                                                                           558,555
       8,150   DEUTSCHE BANK AG                                                                                     871,448
       1,633   DEUTSCHE POSTBANK AG                                                                                 157,767
      10,135   DEXIA                                                                                                238,877
      18,571   DIME COMMUNITY BANCSHARES                                                                            337,621
      13,800   DNB NOR ASA                                                                                          198,472
     146,000   E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                               82,360
       5,304   EFG EUROBANK ERGASIAS SA                                                                             151,170
      12,923   EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                              128,372
         640   EMPORIKI BANK OF GREECE SA+                                                                           18,818
     192,000   ENTIE COMMERCIAL BANK+                                                                                43,134
      16,500   EON CAPITAL BHD                                                                                       25,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
       3,503   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                               $       267,420
      87,000   FAR EASTERN INTERNATIONAL BANK                                                                        32,766
      16,000   FERROCHINA LIMITED                                                                                    17,862
      15,729   FIFTH THIRD BANCORP<<                                                                                294,132
      47,141   FIRST BANCORP (PUERTO RICO)<<                                                                        474,238
      36,213   FIRST HORIZON NATIONAL CORPORATION<<                                                                 347,283
      30,367   FIRST MIDWEST BANCORP INCORPORATED<<                                                                 792,579
      65,854   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                           933,151
       9,114   FIRSTFED FINANCIAL CORPORATION+                                                                      134,340
      46,801   FIRSTMERIT CORPORATION                                                                               945,848
     216,714   FIRSTRAND LIMITED                                                                                    418,661
      53,672   FNB CORPORATION PA                                                                                   804,543
      38,495   FORTIS                                                                                               940,994
      29,477   FRONTIER FINANCIAL CORPORATION<<                                                                     433,312
     240,000   FUBON FINANCIAL HOLDING COMPANY LIMITED                                                              285,771
      30,000   FUKUOKA FINANCIAL GROUP INCORPORATED                                                                 149,118
     108,529   FULTON FINANCIAL CORPORATION                                                                       1,369,636
      14,429   GETIN HOLDING SA+                                                                                     82,537
      79,679   GRUPO SECURITY SA                                                                                     29,852
      18,000   GUNMA BANK LIMITED                                                                                   129,254
       9,674   HANA FINANCIAL GROUP INCORPORATED                                                                    403,846
      25,000   HANG SENG BANK LIMITED                                                                               506,478
      39,319   HBOS PLC                                                                                             311,549
      23,312   HBOS PLC ADR<<                                                                                       184,277
       4,397   HDFC BANK LIMITED ADR<<                                                                              438,601
       5,000   HIGASHI-NIPPON BANK LIMITED                                                                           21,580
      49,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                151,062
         479   HOME CAPITAL GROUP INCORPORATED                                                                       18,801
      66,300   HONG LEONG BANK BHD                                                                                  129,940
       6,000   HONG LEONG SINGAPORE FINANCE LIMITED                                                                  16,481
      68,900   HONG LOENG FINANCIAL GROUP BHD                                                                       108,454
     196,480   HSBC HOLDINGS PLC                                                                                  3,317,998
     192,000   HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                           176,830
      94,006   HUDSON CITY BANCORP INCORPORATED                                                                   1,673,307
      70,396   HUNTINGTON BANCSHARES INCORPORATED<<                                                                 627,228
       2,890   HYPO REAL ESTATE HOLDING AG                                                                           95,549
       3,660   ICICI BANK LIMITED                                                                                    67,984
      17,440   ICICI BANK LIMITED ADR                                                                               658,011
       3,899   INDIAN BANK                                                                                           11,236
       9,647   INDIAN OVERSEAS BANK                                                                                  26,370
   1,790,103   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                      1,337,319
       5,970   INDUSTRIAL BANK OF KOREA                                                                             107,513
      48,917   INDYMAC BANCORP INCORPORATED+<<                                                                       92,453
         152   ING BANK SLASKI SA                                                                                    36,251
      33,069   INTERNATIONAL BANCSHARES CORPORATION                                                                 837,968
     146,115   INTESA SANPAOLO                                                                                      958,142
      20,149   INTESA SANPAOLO RNC                                                                                  120,841
      18,129   ISRAEL DISCOUNT BANK LIMITED                                                                          45,935
       5,000   JACCS COMPANY LIMITED                                                                                 14,561
       7,532   JARDINE STRATEGIC HOLDINGS LIMITED                                                                   135,576
      27,000   JOYO BANK LIMITED                                                                                    153,671
     108,677   JPMORGAN CHASE & COMPANY                                                                           4,673,111
       3,344   JULIUS BAER HOLDING AG                                                                               273,680
       6,000   KANSAI URBAN BANKING CORPORATION                                                                      17,928
      27,000   KASIKORNBANK PCL THB                                                                                  70,626
       2,822   KBC GROEP NV                                                                                         348,195
      72,550   KEYCORP                                                                                            1,412,542
       6,000   KIATNAKIN FINANCE                                                                                      5,262
      26,000   KIYO HOLDINGS                                                                                         43,901
       6,200   KOREA EXCHANGE BANK                                                                                   92,394
       1,740   KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                             79,817
       8,334   KOTAK MAHINDRA BANK LIMITED                                                                          136,027
       1,838   KREDYT BANK SA                                                                                        16,703

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
     127,400   KRUNG THAI BANK PCL                                                                          $        35,285
         377   LAURENTIAN BANK OF CANADA                                                                             16,129
      91,025   LLOYDS TSB GROUP PLC                                                                                 692,397
      15,214   M&T BANK CORPORATION                                                                               1,318,445
       9,929   MACQUARIE GROUP LIMITED                                                                              517,215
      97,125   MALAYAN BANKING BHD                                                                                  224,826
     134,800   MALAYSIAN PLANTATIONS BHD                                                                            130,640
      48,302   MARSHALL & ILSLEY CORPORATION                                                                      1,122,538
       8,588   MEDIOBANCA SPA                                                                                       159,661
     371,000   MEGA FINANCIAL HOLDING COMPANY LIMITED                                                               290,435
     364,220   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                        3,724,428
      34,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                   241,890
       5,000   MIYAZAKI BANK LIMITED                                                                                 22,244
         395   MIZUHO FINANCIAL GROUP INCORPORATED                                                                2,075,792
      54,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                               101,423
      57,834   NATIONAL AUSTRALIA BANK LIMITED                                                                    1,730,753
       2,300   NATIONAL BANK OF CANADA                                                                              125,764
       3,333   NATIONAL BANK OF GREECE SA                                                                           189,274
      24,348   NATIONAL BANK OF GREECE SA ADR                                                                       274,889
      17,773   NATIONAL CITY CORPORATION<<                                                                          103,794
       7,973   NATIXIS                                                                                              121,310
      10,227   NEDBANK GROUP LIMITED                                                                                133,905
      62,797   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                          1,288,594
      63,426   NEWALLIANCE BANCSHARES INCORPORATED                                                                  849,908
       1,100   NIS GROUP COMPANY LIMITED                                                                              2,223
      28,000   NISHI-NIPPON CITY BANK LIMITED                                                                        92,430
      29,290   NORDEA BANK AB                                                                                       475,923
       4,039   NORTHERN ROCK PLC(A)                                                                                   7,201
       1,400   OKO BANK                                                                                              28,815
      41,748   OLD NATIONAL BANCORP                                                                                 729,755
       6,000   ORIENT CORPORATION                                                                                    11,668
       4,403   ORIENTAL BANK OF COMMERCE                                                                             17,817
      86,000   OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                          547,626
      28,242   PACIFIC CAPITAL BANCORP<<                                                                            563,145
      16,000   PACWEST BANCORP                                                                                      337,280
       4,960   PARK NATIONAL CORPORATION<<                                                                          351,664
      33,100   PHATRA SECURITIES PCL                                                                                 36,161
       5,026   PIRAEUS BANK SA                                                                                      168,894
      22,156   PKO BANK POLSKI SA                                                                                   514,614
      10,791   PNC FINANCIAL SERVICES GROUP<<                                                                       693,322
      49,495   POPULAR INCORPORATED<<                                                                               539,496
      27,193   PROSPERITY BANCSHARES INCORPORATED                                                                   868,544
      18,969   PROVIDENT BANKSHARES CORPORATION<<                                                                   181,344
      34,210   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                            538,123
      69,581   PT BANK DANAMON INDONESIA TBK                                                                         42,578
     821,500   PT BANK INTERNASIONAL INDONESIA TBK                                                                   41,009
     264,000   PT BANK PAN INDONESIA TBK                                                                             17,572
      84,300   PUBLIC BANK BHD                                                                                      299,213
       6,035   PUNJAB NATIONAL BANK LIMITED                                                                          69,234
       6,120   PUSAN BANK                                                                                            88,825
       1,008   RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                               151,095
      21,795   REGIONS FINANCIAL CORPORATION<<                                                                      388,387
         210   RESONA HOLDINGS INCORPORATED                                                                         366,534
      73,600   RHB CAPITAL BHD                                                                                      114,716
      48,041   RMB HOLDINGS LIMITED                                                                                 149,756
      21,100   ROYAL BANK OF CANADA                                                                               1,078,784
     159,706   ROYAL BANK OF SCOTLAND GROUP PLC                                                                     722,887
          10   SAPPORO HOLDINGS                                                                                      77,879
       3,823   SBERBANK                                                                                           1,383,926
       1,689   SCOTIABANK PERU SA                                                                                    84,272
      18,346   SEKERBANK TAS                                                                                         34,169
      10,000   SENSHU BANK LIMITED                                                                                   21,153
       8,000   SHIGA BANK                                                                                            52,741

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
     235,122   SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                  $       203,785
      43,000   SHINSEI BANK LIMITED                                                                                 169,683
      27,000   SHIZUOKA BANK LIMITED                                                                                303,500
     107,800   SIAM CITY BANK PCL                                                                                    55,069
      21,500   SIAM COMMERCIAL BANK PCL                                                                              59,548
     334,000   SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                           151,608
       8,150   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                             184,718
       1,713   SNS REAAL                                                                                             39,415
     490,509   SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                62,277
       3,167   SOCIETE GENERALE                                                                                     329,126
      19,202   SOCIETE GENERALE ADR                                                                                 398,674
         791   SOCIETE GENERALE NV+                                                                                  80,973
      44,586   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                 245,669
      64,134   SOVEREIGN BANCORP INCORPORATED<<                                                                     586,188
      19,493   ST. GEORGE BANK LIMITED                                                                              637,569
      48,008   STANDARD BANK GROUP LIMITED                                                                          524,289
      22,856   STANDARD CHARTERED PLC                                                                               849,369
       4,438   STATE BANK OF INDIA LIMITED++                                                                        317,761
       1,046   STATE BANK OF INDIA LIMITED<<++                                                                       71,203
       1,093   STATE BANK OF INDIA LIMITED                                                                           37,201
      44,757   STERLING BANCSHARES INCORPORATED (TEXAS)                                                             457,417
      31,158   STERLING FINANCIAL CORPORATION                                                                       276,683
         267   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                       2,297,079
      61,000   SUMITOMO TRUST & BANKING COMPANY LIMITED                                                             520,195
      35,048   SUNCORP-METWAY LIMITED                                                                               483,391
      11,090   SUNTRUST BANKS INCORPORATED                                                                          579,009
       9,000   SURUGA BANK LIMITED                                                                                  129,340
      55,694   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                              1,072,110
      14,625   SVB FINANCIAL GROUP<<                                                                                749,531
       7,800   SVENSKA HANDELSBANKEN                                                                                217,082
       6,800   SWEDBANK AB                                                                                          168,003
         670   SYDBANK AG                                                                                            28,857
       7,938   SYNDICATE BANK                                                                                        13,023
      16,000   SYNEAR FOOD HOLDINGS LIMITED                                                                           5,876
      52,617   SYNOVUS FINANCIAL CORPORATION<<                                                                      604,569
      91,000   TA CHONG BANK LIMITED                                                                                 29,783
     258,000   TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                           120,505
      78,000   TAIWAN BUSINESS BANK                                                                                  36,304
      22,493   TCF FINANCIAL CORPORATION                                                                            371,584
      15,516   THANACHART CAPITAL PCL                                                                                 7,449
         200   THE AICHI BANK LIMITED                                                                                17,056
       5,000   THE AKITA BANK LIMITED                                                                                23,051
       5,000   THE AOMORI BANK LIMITED                                                                               20,916
       8,000   THE AWA BANK LIMITED                                                                                  49,554
         600   THE BANK OF IKEDA LIMITED                                                                             18,213
         700   THE BANK OF IWATE LIMITED                                                                             44,821
       7,000   THE BANK OF NAGOYA LIMITED                                                                            47,410
         600   THE BANK OF OKINAWA LIMITED                                                                           22,766
       6,000   THE BANK OF SAGA LIMITED                                                                              22,709
       1,400   THE CHIBA KOGYO BANK LIMITED+                                                                         20,372
       8,000   THE CHUGOKU BANK LIMITED                                                                             125,289
       5,000   THE DAISAN BANK LIMITED                                                                               17,881
      12,000   THE DAISHI BANK LIMITED                                                                               52,248
       5,000   THE EHIME BANK LIMITED                                                                                17,549
       6,000   THE EIGHTEENTH BANK LIMITED                                                                           22,709
       7,000   THE FUKUI BANK LIMITED                                                                                21,912
      23,000   THE HACHIJUNI BANK LIMITED                                                                           159,268
      14,000   THE HIGO BANK LIMITED                                                                                 92,961
      22,000   THE HIROSHIMA BANK LIMITED                                                                           113,109
      11,000   THE HOKKOKU BANK LIMITED                                                                              45,807
       8,000   THE HOKUETSU BANK LIMITED                                                                             19,731
       8,000   THE HYAKUGO BANK LIMITED                                                                              52,893
      14,000   THE HYAKUJUSHI BANK LIMITED                                                                           87,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      10,000   THE IYO BANK LIMITED                                                                         $       124,739
      11,000   THE JUROKU BANK LIMITED                                                                               61,459
       3,000   THE KAGAWA BANK LIMITED                                                                               18,867
       7,000   THE KAGOSHIMA BANK LIMITED                                                                            59,761
       8,000   THE KEIYO BANK LIMITED                                                                                54,031
       5,000   THE MICHINOKU BANK LIMITED                                                                            15,841
       4,000   THE MIE BANK LIMITED                                                                                  22,083
       7,000   THE MINATO BANK LIMITED                                                                               14,011
       1,100   THE MUSASHINO BANK LIMITED                                                                            50,816
      10,000   THE NANTO BANK LIMITED                                                                                63,555
       9,000   THE OGAKI KYORITSU BANK LIMITED                                                                       50,797
       4,000   THE OITA BANK LIMITED                                                                                 27,130
       5,000   THE SAN-IN GODO BANK LIMITED                                                                          46,528
       6,000   THE SHIKOKU BANK LIMITED                                                                              27,490
       3,000   THE TOCHIGI BANK LIMITED                                                                              19,949
       6,000   THE TOHO BANK LIMITED                                                                                 26,693
       3,000   THE TOKUSHIMA BANK LIMITED                                                                            17,217
       6,200   TISCO BANK PCL                                                                                         4,598
   2,682,766   TMB BANK PCL                                                                                         108,153
         800   TOKYO TOMIN BANK LIMITED                                                                              16,923
      11,281   TORONTO-DOMINION BANK                                                                                816,215
      14,963   TORONTO-DOMINION BANK ADR<<                                                                        1,080,927
      44,894   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                             393,271
      31,721   TRUSTMARK CORPORATION                                                                                633,151
      51,058   TURKIYE GARANTI BANKASI AS                                                                           234,595
      40,814   TURKIYE IS BANKASI                                                                                   168,775
      23,212   TURKIYE VAKIFLAR BANKASI TAO                                                                          39,994
      63,247   UCBH HOLDINGS INCORPORATED<<                                                                         308,645
      36,628   UMPQUA HOLDINGS CORPORATION<<                                                                        510,594
      42,354   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                            281,752
     215,048   UNICREDITO ITALIANO SPA                                                                            1,503,011
      10,000   UNION BANK HONG KONG                                                                                  26,589
      10,211   UNION BANK OF INDIA                                                                                   33,035
      10,356   UNIONBANCAL CORPORATION                                                                              518,421
      11,398   UNIONE DI BANCHE SCPA                                                                                293,649
      26,939   UNITED BANKSHARES INCORPORATED<<                                                                     764,798
      29,100   UNITED COMMUNITY BANKS INCORPORATED<<                                                                304,386
       4,444   UNITED MIZRAHI BANK LIMITED                                                                           38,017
      43,000   UNITED OVERSEAS BANK LIMITED                                                                         637,318
      55,963   US BANCORP                                                                                         1,857,412
         250   VALIANT HOLDING AG                                                                                    46,654
      24,806   VALLEY NATIONAL BANCORP                                                                              436,834
          62   VERWALTUNGS-UND PRIVAT-BANK AG                                                                        15,883
      63,834   WACHOVIA CORPORATION                                                                               1,519,249
      54,215   WASHINGTON FEDERAL INCORPORATED                                                                    1,213,874
      27,092   WASHINGTON MUTUAL INCORPORATED<<                                                                     244,370
      32,562   WEBSTER FINANCIAL CORPORATION                                                                        845,635
     103,465   WELLS FARGO & COMPANY(L)                                                                           2,852,530
      34,393   WESTERN UNION COMPANY                                                                                813,051
      66,251   WESTPAC BANKING CORPORATION                                                                        1,472,259
      42,287   WHITNEY HOLDING CORPORATION<<                                                                        960,761
      13,237   WILMINGTON TRUST CORPORATION                                                                         436,027
       7,000   WING HANG BANK LIMITED                                                                               106,203
       3,800   WING LUNG BANK LIMITED                                                                                71,774
      14,300   WINTRUST FINANCIAL CORPORATION                                                                       445,874
       4,000   YAMAGATA BANK LIMITED                                                                                 23,980
       9,000   YAMAGUCHI FINANCIAL GROUP                                                                            131,303
       8,719   YES BANK LIMITED+                                                                                     31,956
      20,900   ZIONS BANCORPORATION<<                                                                               900,581

                                                                                                                136,837,641
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
DIVERSIFIED OPERATIONS: 0.06%
       7,785   BOUSTEAD HOLDINGS BHD                                                                        $        12,975
       2,686   CHARTER PLC                                                                                           48,259
     278,043   CHINA RARE EARTH HOLDINGS LIMITED                                                                     66,626
      75,000   HUTCHISON WHAMPOA LIMITED                                                                            810,652
      20,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                               25,116
                                                                                                                    963,628
                                                                                                            ---------------
DURABLE GOODS - CONSUMER: 0.00%
      29,743   GOODMAN FIELDER LIMITED                                                                               49,750
                                                                                                            ---------------
E-COMMERCE/SERVICES: 0.06%
      13,627   AMAZON.COM INCORPORATED+                                                                           1,112,236
                                                                                                            ---------------
EATING & DRINKING PLACES: 0.54%
         836   AUTOGRILL SPA                                                                                         12,297
      20,687   BOB EVANS FARMS INCORPORATED                                                                         602,199
      19,741   BRINKER INTERNATIONAL INCORPORATED                                                                   432,920
       3,345   C&C GROUP PLC                                                                                         26,852
       1,100   CBRL GROUP INCORPORATED                                                                               32,395
      30,125   CHEESECAKE FACTORY INCORPORATED+<<                                                                   603,404
       2,100   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                               193,830
      25,200   DARDEN RESTAURANTS INCORPORATED                                                                      863,100
      11,982   ENTERPRISE INNS PLC                                                                                  110,843
      16,692   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                       21,004
       3,909   HEINEKEN NV                                                                                          229,694
       7,268   IHOP CORPORATION<<                                                                                   340,797
       2,300   ITO EN LIMITED                                                                                        36,937
      26,100   JACK IN THE BOX INCORPORATED+<<                                                                      641,277
         800   KISOJI COMPANY LIMITED                                                                                16,430
       2,914   MARSTON'S PLC                                                                                         12,829
      37,214   MCDONALD'S CORPORATION                                                                             2,207,534
       4,377   MITCHELLS & BUTLERS PLC                                                                               28,179
         547   OBRASCON HUARTE LAIN SA                                                                               22,339
      11,386   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                              302,640
       4,791   PUNCH TAVERNS PLC                                                                                     52,672
      31,221   RUBY TUESDAY INCORPORATED                                                                            233,533
      14,915   SABMILLER PLC                                                                                        384,087
       2,000   SAIZERIYA COMPANY LIMITED                                                                             18,004
      12,000   SAPPORO HOLDINGS LIMITED                                                                              91,064
       8,000   TAKARA HOLDINGS INCORPORATED                                                                          55,246
       2,804   TIM HORTONS INCORPORATION                                                                             93,128
      30,935   TRIARC COMPANIES INCORPORATED CLASS B                                                                217,473
      16,900   WENDY'S INTERNATIONAL INCORPORATED                                                                   501,254
       4,182   WHITBREAD PLC                                                                                        106,198
      21,872   YUM! BRANDS INCORPORATED                                                                             868,318
                                                                                                                  9,358,477
                                                                                                            ---------------
EDUCATIONAL SERVICES: 0.23%
      20,152   APOLLO GROUP INCORPORATED CLASS A+                                                                   963,064
       3,000   BENESSE CORPORATION                                                                                  122,083
      52,949   CORINTHIAN COLLEGES INCORPORATED+<<                                                                  677,747
       9,100   DEVRY INCORPORATED                                                                                   519,155
       5,735   ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                             416,533
       6,373   STRAYER EDUCATION INCORPORATED<<                                                                   1,273,963
                                                                                                                  3,972,545
                                                                                                            ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.38%
       1,091   ACEA SPA                                                                                              22,761
      22,545   AEM SPA                                                                                               91,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      30,369   AES CORPORATION+<<                                                                           $       591,588
      15,363   AGL ENERGY LIMITED                                                                                   211,597
      48,616   AGL RESOURCES INCORPORATED                                                                         1,735,591
      24,295   ALLEGHENY ENERGY INCORPORATED                                                                      1,330,151
      15,751   ALLETE INCORPORATED                                                                                  699,659
      16,300   ALLIANT ENERGY CORPORATION                                                                           611,902
      54,933   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                739,948
     552,035   ALMENDRAL SA                                                                                          56,875
       1,019   ALSTOM PROJECTS INDIA LIMITED                                                                         13,050
      40,106   AMEREN CORPORATION                                                                                 1,822,818
      12,698   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         537,506
      25,734   AQUA AMERICA INCORPORATED<<                                                                          439,537
     233,375   AQUILA INCORPORATED+<<                                                                               889,159
     395,800   ASIAN INSULATORS PCL                                                                                  85,262
         447   ATCO LIMITED                                                                                          23,821
      55,243   ATMOS ENERGY CORPORATION                                                                           1,513,106
     323,116   AU OPTRONICS CORPORATION                                                                             620,683
      33,097   AVISTA CORPORATION                                                                                   702,649
      15,992   BABCOCK & BROWN POWER                                                                                 20,406
       7,217   BHARAT HEAVY ELECTRICAL LIMITED                                                                      282,705
         177   BKW FMB ENERGIE AG                                                                                    23,215
      23,540   BLACK HILLS CORPORATION                                                                              829,550
       2,500   BRADESPAR SA                                                                                          75,315
      18,774   BRITISH ENERGY GROUP PLC                                                                             272,971
         306   BROOKFIELD INFRASTRUCTURE PARTNERS LP                                                                  5,771
      55,510   CENTERPOINT ENERGY INCORPORATED                                                                      940,339
       9,200   CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                   166,013
       8,700   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B                                                       143,939
      63,745   CENTRICA PLC                                                                                         370,926
       7,207   CEZ AS                                                                                               595,542
      45,000   CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                         15,223
      40,000   CHINA RESOURCES POWER HOLDINGS COMPANY                                                               110,970
      25,800   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                            578,799
      10,592   CIA GENERAL DE ELECTRICIDAD SA                                                                        76,056
      63,606   CITIZENS COMMUNICATIONS COMPANY                                                                      741,646
      37,303   CLECO CORPORATION                                                                                    931,829
      57,000   CLP HOLDINGS LIMITED                                                                                 514,935
      43,060   CMS ENERGY CORPORATION                                                                               671,305
     807,230   COLBUN SA                                                                                            169,880
       1,202   COMPANIA CERVECERIAS UNIDAS SA ADR                                                                    55,721
       8,615   CONSOLIDATED EDISON INCORPORATED                                                                     355,800
       7,994   CONTACT ENERGY LIMITED                                                                                59,380
      15,567   COVANTA HOLDING CORPORATION+                                                                         435,409
       4,954   CPFL ENERGIA SA                                                                                      114,827
      20,339   CROSSTEX ENERGY INCORPORATED<<                                                                       694,170
      18,686   DOMINION RESOURCES INCORPORATED                                                                      865,162
      21,929   DPL INCORPORATED                                                                                     623,222
       5,365   DRAX GROUP PLC                                                                                        71,954
      31,574   DTE ENERGY COMPANY<<                                                                               1,396,834
      39,781   DUKE ENERGY CORPORATION                                                                              735,153
       1,600   DUSKIN COMPANY LIMITED                                                                                28,458
      77,064   DYNEGY INCORPORATED CLASS A+                                                                         725,943
      10,275   E.ON AG                                                                                            2,186,135
       9,568   EDISON INTERNATIONAL                                                                                 509,305
      19,099   EDISON SPA                                                                                            51,255
     136,872   EL PASO CORPORATION                                                                                2,675,848
      28,924   EL PASO ELECTRIC COMPANY+                                                                            625,048
       5,500   ELECTRIC POWER DEVELOPMENT COMPANY                                                                   206,080
       4,401   ELECTRICITE DE FRANCE                                                                                476,402
      10,700   ELECTRICITY GENERATING PCL                                                                            28,812
       1,198   EMERA INCORPORATED                                                                                    27,237
     149,915   EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                          256,801
       2,452   ENAGAS                                                                                                78,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       6,000   ENBRIDGE INCORPORATED                                                                        $       267,150
         390   ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                    31,945
       1,351   ENDESA SA                                                                                             69,402
      68,079   ENEL SPA                                                                                             765,224
       9,600   ENERGEN CORPORATION                                                                                  719,520
      30,355   ENERGY EAST CORPORATION                                                                              768,285
         751   ENERGY SAVINGS INCOME FUND                                                                            10,317
     587,564   ENERSIS SA (CHILE)                                                                                   225,633
       6,239   ENTERGY CORPORATION<<                                                                                753,484
      14,532   ENVESTRA LIMITED                                                                                      10,070
      21,363   EXELON CORPORATION                                                                                 1,879,944
      80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                 60,398
       9,684   FIRSTENERGY CORPORATION                                                                              762,228
       2,546   FORTIS INCORPORATED                                                                                   69,954
       7,014   FORTUM OYJ                                                                                           338,926
      11,813   FPL GROUP INCORPORATED                                                                               797,614
       3,194   GAMESA CORPORATION TECNOLOGICA SA                                                                    165,320
       1,893   GAS NATURAL SDG SA                                                                                   109,614
      16,216   GREAT PLAINS ENERGY INCORPORATED                                                                     425,346
      51,011   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                        1,345,670
       5,474   HERA SPA                                                                                              23,206
       7,200   HOKURIKU ELECTRIC POWER COMPANY                                                                      172,112
      45,605   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                  275,246
     204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                             173,052
      73,126   IBERDROLA SA                                                                                       1,055,741
      28,122   IDACORP INCORPORATED<<                                                                               862,221
      14,680   INTEGRYS ENERGY GROUP INCORPORATED                                                                   753,818
      23,930   INTERNATIONAL POWER PLC                                                                              210,706
      20,785   ITC HOLDINGS CORPORATION                                                                           1,134,237
      29,600   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                           652,817
      11,705   KOREA ELECTRIC POWER CORPORATION                                                                     378,974
       1,080   KOREA GAS CORPORATION                                                                                 82,726
      16,500   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                           350,598
       2,314   LINDE AG                                                                                             347,723
      32,639   MDU RESOURCES GROUP INCORPORATED                                                                   1,078,066
      13,710   NATIONAL FUEL GAS COMPANY                                                                            826,850
       8,937   NICOR INCORPORATED<<                                                                                 364,898
      53,183   NISOURCE INCORPORATED                                                                                962,080
         513   NORDEX AG+                                                                                            23,336
      29,959   NORTHEAST UTILITIES                                                                                  782,229
      16,494   NORTHWEST NATURAL GAS COMPANY                                                                        751,961
      23,286   NORTHWESTERN CORPORATION                                                                             617,312
      34,352   NRG ENERGY INCORPORATED+                                                                           1,428,700
      19,259   NSTAR                                                                                                645,754
      17,769   OGE ENERGY CORPORATION                                                                               596,150
      18,731   ONEOK INCORPORATED                                                                                   937,674
      74,000   OSAKA GAS COMPANY LIMITED                                                                            268,848
       5,271   PENNON GROUP PLC                                                                                      67,712
      38,888   PEPCO HOLDINGS INCORPORATED                                                                        1,051,532
     101,000   PERUSAHAAN GAS NEGARA PT                                                                             151,798
      11,200   PETRONAS GAS BHD                                                                                      34,395
      11,165   PG&E CORPORATION<<                                                                                   442,022
      44,257   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                        1,196,267
      19,245   PINNACLE WEST CAPITAL CORPORATION<<                                                                  650,096
      43,818   PNM RESOURCES INCORPORATED                                                                           650,697
     187,000   PNOC ENERGY DEVELOPMENT CORPORATION                                                                   23,928
      39,062   PORTLAND GENERAL ELECTRIC COMPANY                                                                    914,441
      11,966   PPL CORPORATION                                                                                      613,975
       8,229   PROGRESS ENERGY INCORPORATED                                                                         351,872
       1,690   PUBLIC POWER CORPORATION SA                                                                           64,363
      16,302   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         721,527
      22,739   PUGET ENERGY INCORPORATED                                                                            636,465
       1,227   Q-CELLS AG+                                                                                          149,180

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      25,013   QUESTAR CORPORATION                                                                          $     1,606,335
      16,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                         22,988
       1,710   RED ELECTRICA DE ESPANA                                                                              121,045
       5,599   RELIANCE ENERGY LIMITED                                                                              162,246
      67,376   RELIANT ENERGY INCORPORATED+                                                                       1,722,131
       2,142   RENEWABLE ENERGY CORPORATION AS+                                                                      63,585
      31,391   REPUBLIC SERVICES INCORPORATED                                                                     1,033,706
           7   ROMANDE ENERGIE HOLDING SA                                                                            17,059
       7,315   RWE AG                                                                                               945,585
       9,000   SAIBU GAS COMPANY LIMITED                                                                             20,916
      20,228   SCANA CORPORATION                                                                                    811,952
      13,544   SCOTTISH & SOUTHERN ENERGY PLC                                                                       394,928
       7,509   SEMPRA ENERGY                                                                                        434,095
       3,708   SEVERN TRENT PLC                                                                                     107,019
       3,771   SHANKS GROUP PLC                                                                                      17,685
       8,300   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                          235,411
       2,500   SHIZUOKA GAS COMPANY LIMITED                                                                          13,043
      44,890   SIERRA PACIFIC RESOURCES                                                                             609,157
      24,438   SOUTHERN COMPANY                                                                                     884,656
      15,000   SOUTHERN UNION COMPANY                                                                               399,000
      26,276   SOUTHWEST GAS CORPORATION                                                                            819,286
      21,824   SP AUSNET                                                                                             25,970
      20,323   SPECTRA ENERGY CORPORATION                                                                           549,127
      13,050   STERICYCLE INCORPORATED+                                                                             760,815
      40,015   TECO ENERGY INCORPORATED                                                                             815,106
      80,900   TENAGA NASIONAL BHD                                                                                  176,032
      19,033   TERNA SPA                                                                                             86,462
      10,200   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                      218,668
         400   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                       18,668
      18,200   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                           390,173
      48,000   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                          1,170,176
      82,000   TOKYO GAS COMPANY LIMITED                                                                            311,914
       7,429   TRACTEBEL ENERGIA SA                                                                                 107,884
       3,200   TRANSALTA CORPORATION                                                                                116,039
       4,899   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                 37,694
       3,817   TRUSTPOWER LIMITED                                                                                    25,123
      65,469   UGI CORPORATION                                                                                    1,766,354
       1,795   UNION FENOSA SA                                                                                      116,785
      21,915   UNISOURCE ENERGY CORPORATION                                                                         743,138
      16,298   UNITED UTILITIES PLC                                                                                 241,652
      47,565   VECTREN CORPORATION                                                                                1,403,168
       6,465   VEOLIA ENVIRONNEMENT                                                                                 460,751
       1,003   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                               84,730
      29,394   WASTE CONNECTIONS INCORPORATED+<<                                                                    965,005
      16,053   WASTE MANAGEMENT INCORPORATED                                                                        608,890
      30,767   WGL HOLDINGS INCORPORATED                                                                          1,073,461
      26,700   WILLIAMS COMPANIES INCORPORATED                                                                    1,015,668
      22,702   WISCONSIN ENERGY CORPORATION                                                                       1,090,604
       2,000   WOONGJIN COWAY COMPANY LIMITED                                                                        58,832
      83,638   XCEL ENERGY INCORPORATED                                                                           1,782,326
      20,000   XINAO GAS HOLDINGS LIMITED                                                                            32,292
                                                                                                                 93,308,192
                                                                                                                 ----------
ELECTRICAL PRODUCTS: 0.00%
       9,450   INVENTEC APPLIANCES CORPORATION                                                                       19,489
                                                                                                                 ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.09%
      16,000   AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED+                                                      14,495
     112,455   ACER INCORPORATED                                                                                    233,403
      15,737   ACTEL CORPORATION+                                                                                   269,890
      18,249   ACUITY BRANDS INCORPORATED                                                                           971,759

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      64,319   ADAPTEC INCORPORATED+                                                                        $       207,750
      22,000   ADC TELECOMMUNICATIONS INCORPORATED+                                                                 346,280
      82,080   ADVANCED MICRO DEVICES INCORPORATED+<<                                                               564,710
     200,485   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                      210,364
       6,800   ADVANTEST CORPORATION                                                                                178,031
       1,171   AIXTRON AG                                                                                            17,471
      42,534   ALCO HOLDINGS LIMITED                                                                                 12,590
       1,200   ALPINE ELECTRONICS INCORPORATED                                                                       15,390
       8,900   ALPS ELECTRIC COMPANY LIMITED                                                                         97,341
      43,916   ALTERA CORPORATION                                                                                 1,016,216
      15,636   AMETEK INCORPORATED                                                                                  802,127
      65,740   AMKOR TECHNOLOGY INCORPORATED+<<                                                                     700,788
      25,426   AMPHENOL CORPORATION CLASS A                                                                       1,185,614
       9,000   ANRITSU CORPORATION                                                                                   28,771
       3,169   ARCELIK AS                                                                                            13,261
      35,433   ARM HOLDINGS PLC                                                                                      72,646
      59,200   ARRIS GROUP INCORPORATED+                                                                            554,113
       5,050   ASIA OPTICAL COMPANY INCORPORATED                                                                     12,790
         688   ASM INTERNATIONAL NV+                                                                                 17,500
       6,500   ASM PACIFIC TECHNOLOGY                                                                                51,433
     172,367   ASUSTEK COMPUTER INCORPORATED                                                                        497,223
      24,800   ATHEROS COMMUNICATIONS INCORPORATED+                                                                 828,816
      14,764   ATMI INCORPORATED+                                                                                   441,887
          14   AXELL CORPORATION                                                                                     55,246
          82   BANG & OLUFSEN AS                                                                                      4,524
     284,000   BANK OF COMMUNICATIONS LIMITED                                                                       371,927
          99   BARCO NV                                                                                               6,743
      45,076   BENCHMARK ELECTRONICS INCORPORATED+                                                                  801,001
       1,435   BF UTILITIES LIMITED+                                                                                 62,506
      21,246   BROADCOM CORPORATION CLASS A+<<                                                                      609,548
       9,100   BROTHER INDUSTRIES LIMITED                                                                           131,295
      26,000   BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                          23,122
       2,400   CANON ELECTRONICS INCORPORATED                                                                        66,932
      41,400   CANON INCORPORATED                                                                                 2,234,548
           7   CANON INCORPORATED ADR                                                                                   379
       7,738   CELESTICA INCORPORATED+                                                                               68,713
      10,845   CERADYNE INCORPORATED+                                                                               467,745
      27,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                        17,054
          82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                                       520
      24,972   CHECKPOINT SYSTEMS INCORPORATED+                                                                     648,523
      16,800   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                          37,853
     291,280   CHI MEI OPTOELECTRONICS CORPORATION                                                                  397,130
      30,000   CHINA WATER AFFAIRS GROUP LIMITED                                                                     10,764
       1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                       34,586
     269,000   CHUNGHWA PICTURE TUBES LIMITED                                                                        90,251
       1,304   CIA ENERGETICA DE MINAS GERAIS                                                                        26,462
      37,281   CIENA CORPORATION+<<                                                                               1,139,307
     270,449   CISCO SYSTEMS INCORPORATED+                                                                        7,226,397
       8,000   CLARION COMPANY LIMITED                                                                               15,177
       2,200   CMK CORPORATION                                                                                       17,008
     287,307   CONEXANT SYSTEMS INCORPORATED+<<                                                                     132,161
       2,000   CORONA CORPORATION                                                                                    28,420
      34,200   CREE INCORPORATED+<<                                                                                 869,364
      21,678   CTS CORPORATION                                                                                      235,857
      13,137   CYMER INCORPORATED+<<                                                                                406,196
      23,600   CYPRESS SEMICONDUCTOR CORPORATION+                                                                   657,968
      16,000   DAIDO STEEL COMPANY LIMITED                                                                          101,233
       9,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                        42,260
       6,000   DAISHINKU CORPORATION                                                                                 31,190
       9,000   DARFON ELECTRONICS CORPORATION                                                                        22,795
      22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                      14,605
       8,414   DIONEX CORPORATION+                                                                                  613,549
       7,400   DOLBY LABORATORIES INCORPORATED CLASS A+                                                             355,274

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      19,590   DSP GROUP INCORPORATED+                                                                      $       163,381
       1,900   EIZO NANAO CORPORATION                                                                                46,860
       6,393   ELECTROCOMPONENTS PLC                                                                                 21,814
       3,662   ELECTROLUX AB CLASS B                                                                                 52,789
      43,000   ELITEGROUP COMPUTER SYSTEMS                                                                           18,175
      37,537   ENERGIAS DE PORTUGAL SA                                                                              236,511
       8,433   ENERGIZER HOLDINGS INCORPORATED+                                                                     688,048
       3,900   ENPLAS CORPORATION                                                                                    46,946
       1,042   EPCOS AG+                                                                                             19,648
      27,931   EPISTAR CORPORATION                                                                                   76,255
      17,239   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                 60,958
         796   EVERTZ TECHNOLOGIES LIMITED                                                                           18,226
         180   EVS BROADCAST EQUIPMENT SA                                                                            16,984
       6,700   FANUC LIMITED                                                                                        727,708
      10,198   FARADAY TECHNOLOGY CORPORATION                                                                        20,160
       5,116   FIRST SOLAR INCORPORATED+                                                                          1,368,735
     122,600   FLEXTRONICS INTERNATIONAL LIMITED+                                                                 1,313,049
       2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                       54,411
       1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                        36,426
       1,300   FUTABA CORPORATION CHIBA                                                                              22,838
     320,707   GENERAL ELECTRIC COMPANY                                                                           9,852,119
      27,796   GENTEX CORPORATION<<                                                                                 488,098
       4,000   GLOBAL UNICHIP CORPORATION                                                                            29,538
       1,963   GN STORE NORD                                                                                         13,102
      65,287   GRAFTECH INTERNATIONAL LIMITED+                                                                    1,723,577
      25,000   GS YUASA CORPORATION                                                                                  94,384
       2,300   HAMAMATSU PHOTONICS                                                                                   68,289
     194,800   HANA MICROELECTRONICS PCL                                                                            101,312
     177,640   HANNSTAR DISPLAY CORPORATION                                                                          77,128
       8,786   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                         392,910
      56,958   HARMONIC INCORPORATED+                                                                               547,936
      19,667   HARRIS CORPORATION                                                                                 1,293,695
         900   HIOKI EE CORPORATION                                                                                  20,703
       1,500   HIROSE ELECTRIC COMPANY LIMITED                                                                      174,730
       7,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                         143,094
       1,400   HORIBA LIMITED                                                                                        39,841
       2,200   HOSIDEN CORPORATION                                                                                   47,268
      17,206   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                  247,766
      15,307   HYNIX SEMICONDUCTOR INCORPORATED                                                                     460,674
       5,200   IBIDEN COMPANY LIMITED                                                                               219,010
      20,604   IMATION CORPORATION<<                                                                                539,001
         510   INDESIT COMPANY SPA                                                                                    6,391
      12,084   INFINEON TECHNOLOGIES AG                                                                             108,850
     122,466   INNOLUX DISPLAY CORPORATION                                                                          342,399
      95,400   INOTERA MEMORIES INCORPORATED                                                                         64,956
     263,834   INTEL CORPORATION                                                                                  6,115,672
      20,153   INTERDIGITAL INCORPORATED+<<                                                                         503,623
      10,001   INTERNATIONAL RECTIFIER CORPORATION+                                                                 231,823
      24,589   INTERSIL CORPORATION CLASS A<<                                                                       685,295
      35,700   JABIL CIRCUIT INCORPORATED                                                                           454,104
      31,059   JDS UNIPHASE CORPORATION+<<                                                                          384,200
       7,000   JUKI CORPORATION                                                                                      24,104
          51   KABA HOLDING                                                                                          16,686
      56,056   KEMET CORPORATION+<<                                                                                 225,906
      19,000   KENWOOD CORPORATION                                                                                   20,907
       5,831   KESA ELECTRICALS PLC                                                                                  23,448
       1,300   KEYENCE CORPORATION                                                                                  310,510
      16,500   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                            43,147
      25,738   KLA-TENCOR CORPORATION                                                                             1,187,037
       3,700   KOA CORPORATION                                                                                       30,289
      17,756   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                   681,754
       3,147   KONTRON AG                                                                                            52,974
       2,324   KUDELSKI SA                                                                                           34,651

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       6,500   KYOCERA CORPORATION                                                                          $       625,830
      17,477   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                           1,876,855
       7,493   LAIRD GROUP PLC                                                                                       73,621
      69,328   LATTICE SEMICONDUCTOR CORPORATION+                                                                   246,808
       1,528   LEGRAND SA                                                                                            44,524
       4,350   LG ELECTRONICS INCORPORATED                                                                          603,903
      17,433   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                             1,437,874
      29,482   LINEAR TECHNOLOGY CORPORATION<<                                                                    1,084,053
       9,451   LITTELFUSE INCORPORATED+                                                                             357,153
       1,340   LS CABLE LIMITED                                                                                     126,969
       1,600   MABUCHI MOTOR COMPANY LIMITED                                                                         85,904
     147,212   MACRONIX INTERNATIONAL                                                                                70,214
       5,701   MAKITA CORPORATION                                                                                   240,110
       8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                          21,079
       3,800   MARUBUN CORPORATION                                                                                   24,151
      48,450   MEDIATEK INCORPORATED                                                                                605,585
         187   MELEXIS NV                                                                                             3,366
      10,263   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                              704,658
      23,476   METHODE ELECTRONICS INCORPORATED                                                                     268,565
      33,295   MICREL INCORPORATED                                                                                  319,632
       2,032   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                               1,537
     111,600   MICRON TECHNOLOGY INCORPORATED                                                                       900,612
       1,369   MICRONAS SEMICONDUCTOR HOLDING                                                                        11,664
         600   MICRONICS JAPAN COMPANY LIMITED                                                                       22,140
      30,657   MICROSEMI CORPORATION<<                                                                              840,002
         600   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                         12,351
      14,000   MINEBEA COMPANY LIMITED                                                                               84,728
       2,700   MITSUMI ELECTRIC COMPANY LIMITED                                                                      78,372
      12,600   MOLEX INCORPORATED                                                                                   350,784
      14,401   MOLEX INCORPORATED CLASS A                                                                           380,906
      17,073   MOOG INCORPORATED CLASS A<<                                                                          774,090
      50,780   MOSEL VITELIC INCORPORATED                                                                            44,096
       8,100   MURATA MANUFACTURING COMPANY LIMITED                                                                 425,669
      10,132   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                              56,490
     115,516   NANYA TECHNOLOGY CORPORATION                                                                          66,873
      43,317   NATIONAL GRID PLC                                                                                    640,119
      71,000   NEC CORPORATION                                                                                      377,158
         800   NEC ELECTRONICS CORPORATION                                                                           18,744
       8,000   NEC TOKIN CORPORATION                                                                                 27,623
     100,283   NETAPP INCORPORATED+                                                                               2,444,900
         408   NEXANS SA                                                                                             55,661
      11,000   NGK INSULATORS LIMITED                                                                               201,072
       1,700   NICHICON CORPORATION                                                                                  14,642
       7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                   45,485
       3,000   NIDEC SANKYO CORPORATION                                                                              21,827
         300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                      7,911
       4,000   NINTENDO COMPANY LIMITED                                                                           2,200,721
      11,000   NIPPON CARBON COMPANY LIMITED                                                                         56,033
       3,000   NIPPON CHEMI-CON CORPORATION                                                                          13,717
       8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                       42,117
      63,963   NOKIA OYJ                                                                                          1,843,919
         557   NORDDEUTSCHE AFFINERIE AG                                                                             26,776
       1,600   NORITZ CORPORATION                                                                                    19,609
      21,420   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                          83,137
      16,900   NOVELLUS SYSTEMS INCORPORATED+<<                                                                     403,741
      39,543   NTPC LIMITED                                                                                         160,528
          45   NTT DATA CORPORATION                                                                                 186,540
      24,973   NVIDIA CORPORATION+                                                                                  616,833
         111   OC OERLIKON CORPORATION AG                                                                            37,541
      34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                 59,666
       3,000   OLYMPUS CORPORATION                                                                                   97,894
       8,104   OMRON CORPORATION                                                                                    175,271
      53,340   ON SEMICONDUCTOR CORPORATION+<<                                                                      527,533

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       1,600   ONEX CORPORATION                                                                             $        54,316
      14,000   OPENWAVE SYSTEMS INCORPORATED+<<                                                                      27,720
       2,730   OPTEX COMPANY LIMITED                                                                                 46,070
      21,398   PAN-INTERNATIONAL INDUSTRIAL                                                                          41,034
       7,772   PARK ELECTROCHEMICAL CORPORATION                                                                     229,663
          11   PHOENIX MECANO AG                                                                                      5,799
      22,109   PHOENIX PRECISION TECHNOLOGY CORPORATION                                                              13,781
      22,985   PHOTRONICS INCORPORATED+                                                                             206,405
      30,129   PLANTRONICS INCORPORATED                                                                             731,833
      20,500   PLEXUS CORPORATION+                                                                                  578,715
     135,883   PMC-SIERRA INCORPORATED+<<                                                                         1,156,364
      13,504   POLYCOM INCORPORATED+                                                                                336,520
      21,850   POWERTECH TECHNOLOGY INCORPORATED                                                                     86,604
      18,366   PREMIER FARNELL PLC                                                                                   59,029
       1,708   PRYSMIAN SPA                                                                                          45,173
      26,700   QLOGIC CORPORATION+<<                                                                                421,593
      73,297   QUALCOMM INCORPORATED                                                                              3,557,836
      18,616   RAMBUS INCORPORATED+<<                                                                               384,607
      17,850   REALTEK SEMICONDUCTOR CORPORATION                                                                     53,957
      14,110   REGAL-BELOIT CORPORATION<<                                                                           656,115
       7,875   RESEARCH IN MOTION LIMITED+                                                                        1,089,074
       7,040   REUNERT LIMITED                                                                                       51,348
       1,070   REXEL SA                                                                                              19,626
     166,327   RF MICRO DEVICES INCORPORATED+<<                                                                     665,308
       5,450   RICHTEK TECHNOLOGY CORPORATION                                                                        51,090
      25,565   RICOH COMPANY LIMITED                                                                                470,704
      23,670   ROCKWELL COLLINS INCORPORATED                                                                      1,452,628
       3,700   ROHM COMPANY LIMITED                                                                                 242,525
         800   ROLAND CORPORATION                                                                                    16,619
       1,094   ROTORK PLC                                                                                            24,597
         700   RYOSAN COMPANY LIMITED                                                                                16,003
       3,839   SAFRAN SA                                                                                             83,794
       2,670   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                            124,421
       5,680   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                4,086,093
       1,516   SAMSUNG SDI COMPANY LIMITED                                                                          117,300
       2,686   SAMSUNG TECHWIN COMPANY LIMITED                                                                      158,805
       7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                       43,426
     324,764   SANMINA-SCI CORPORATION+                                                                             487,146
         900   SANSHIN ELECTRONICS COMPANY LIMITED                                                                    9,989
       6,000   SANYO DENKI COMPANY LIMITED                                                                           27,888
         116   SEB SA                                                                                                22,820
       8,200   SECOM COMPANY LIMITED                                                                                398,255
       5,800   SEIKO EPSON CORPORATION                                                                              141,671
     589,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                36,228
      40,355   SEMTECH CORPORATION+<<                                                                               707,020
      38,000   SHARP CORPORATION                                                                                    663,252
       9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                     30,051
       2,200   SHINKAWA LIMITED                                                                                      31,303
       3,100   SHINKO ELECTRIC INDUSTRIES                                                                            45,668
      51,400   SILICON IMAGE INCORPORATED+                                                                          361,342
      49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                17,568
      23,205   SILICON LABORATORIES INCORPORATED+                                                                   855,104
     101,297   SKYWORKS SOLUTIONS INCORPORATED<<                                                                  1,046,398
       7,846   SMITHS GROUP PLC                                                                                     156,354
      11,000   SMK CORPORATION                                                                                       58,329
      35,394   SONY CORPORATION                                                                                   1,772,722
       1,237   SPECTRIS PLC                                                                                          18,966
       2,000   STAR MICRONICS COMPANY LIMITED                                                                        38,418
      14,112   STERLITE INDUSTRIES INDIA LIMITED                                                                    311,292
      13,769   STMICROELECTRONICS NV                                                                                179,722
       1,500   SUMIDA ELECTRIC CORPORATION                                                                           22,325
      11,564   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                    14,549
       5,365   SUNPOWER CORPORATION+<<                                                                              439,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

         829   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                         $        36,619
       7,000   TAIYO YUDEN COMPANY LIMITED                                                                           85,857
      16,000   TAMURA CORPORATION                                                                                    62,834
       1,100   TANBERG ASA                                                                                           19,657
       5,750   TATA POWER COMPANY LIMITED                                                                           183,511
     193,000   TATUNG COMPANY LIMITED                                                                               107,921
     618,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED                                                            28,905
      93,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                             55,215
       2,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                          6,545
      37,680   TEKELEC+                                                                                             632,647
         989   TELE ATLAS NV+                                                                                        45,851
      17,194   TELEFLEX INCORPORATED                                                                              1,016,337
       4,469   TELEFONICA O2 CZECH REPUBLIC AS                                                                      140,775
      73,964   TELLABS INCORPORATED+<<                                                                              402,364
      20,202   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                 425,656
      60,610   TEXAS INSTRUMENTS INCORPORATED                                                                     1,968,613
       8,631   THOMAS & BETTS CORPORATION                                                                           366,559
       3,226   THOMSON REUTERS PLC                                                                                  104,112
       1,000   TOA CORPORATION                                                                                        6,659
      14,000   TOKO INCORPORATED                                                                                     28,021
       6,100   TOKYO ELECTRON LIMITED                                                                               417,198
      29,000   TOKYO ROPE MANUFACTURING                                                                              65,196
         800   TOKYO SEIMITSU COMPANY LIMITED                                                                        14,957
       5,000   TOSHIBA TEC CORPORATION                                                                               35,335
         300   TOYO TANSO COMPANY LIMITED                                                                            23,164
      15,148   TRANSCEND INFORMATION INCORPORATED                                                                    47,236
      24,612   TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                 115,430
      17,100   TRIPOD TECHNOLOGY CORPORATION                                                                         61,870
      86,952   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                 579,100
       4,000   TRULY INTERNATIONAL                                                                                    4,818
         876   ULTRA ELECTRONICS HOLDINGS                                                                            21,205
       1,200   ULVAC INCORPORATED                                                                                    39,499
      42,000   UNIVERSAL SCIENTIFIC                                                                                  27,630
      32,511   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            1,236,393
       7,000   VENTURE CORPORATION LIMITED                                                                           51,515
      53,000   VIA TECHNOLOGIES INCORPORATED                                                                         30,682
       8,000   VICTOR COMPANY OF JAPAN LIMITED                                                                       16,771
      32,158   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                 324,153
           8   WACOM COMPANY LIMITED                                                                                 19,731
     134,000   WALSIN LIHWA CORPORATION                                                                              60,384
       4,000   WEARNE BROTHERS                                                                                       15,835
      62,337   WESTAR ENERGY INCORPORATED                                                                         1,496,088
      14,600   WHIRLPOOL CORPORATION                                                                              1,075,728
     146,000   WINDBOND ELECTRONICS CORPORATION                                                                      38,419
      37,000   WINTEK CORPORATION                                                                                    30,304
      55,300   XILINX INCORPORATED<<                                                                              1,504,160
      40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(A)                                                                  3,921
     118,000   YAGEO CORPORATION                                                                                     38,503
       5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                  17,928
       9,000   YASKAWA ELECTRIC CORPORATION                                                                         102,960
       9,700   YOKOGAWA ELECTRIC CORPORATION                                                                         92,013
       3,200   YOKOWO COMPANY LIMITED                                                                                20,793
      31,300   ZORAN CORPORATION+                                                                                   457,919
                                                                                                                122,961,266
                                                                                                            ---------------
ELECTRONICS: 0.00%
       4,008   CARPHONE WAREHOUSE PLC                                                                                18,836
                                                                                                            ---------------
ENERGY: 0.01%
          57   ATEL HOLDING AG                                                                                       38,829
         665   BAYTEX ENERGY TRUST                                                                                   19,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ENERGY (continued)
         444   SECHILIENNE SA                                                                               $        37,515
       1,240   SOLARWORLD AG                                                                                         64,008
                                                                                                                    159,728
                                                                                                            ---------------
ENERGY - EXPLORATION & PRODUCTION: 0.01%
      39,234   RELIANCE NATURAL RESOURCES LIMITED+                                                                   93,661
                                                                                                            ---------------
ENGINEERING CONSTRUCTION: 0.02%
       2,422   AKER KVAERNER ASA                                                                                     68,338
      20,000   ANHUI CONCH CEMENT COMPANY LIMITED                                                                   179,269
      10,000   PEACE MARK HOLDINGS LIMITED                                                                           11,533
                                                                                                                    259,140
                                                                                                            ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.52%
      27,437   ACCENTURE LIMITED CLASS A                                                                          1,119,978
       2,885   ACERGY SA                                                                                             74,901
      11,000   AECOM TECHNOLOGY CORPORATION+                                                                        354,310
      19,937   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                               633,398
      49,766   APPLERA CORPORATION+<<                                                                               640,986
       1,876   AUSENCO LIMITED                                                                                       29,227
      11,467   AVENG LIMITED                                                                                         98,331
     134,920   BEARINGPOINT INCORPORATED+<<                                                                         183,491
      46,000   BEIJING CAPITAL INTERNATIONAL AIRPORT
               COMPANY LIMITED CLASS H                                                                               47,156
         874   BHARAT EARTH MOVERS LIMITED                                                                           22,174
       5,017   BOUYGUES SA                                                                                          409,693
      18,407   CELGENE CORPORATION+                                                                               1,120,250
       9,978   CEPHALON INCORPORATED+<<                                                                             675,610
       5,000   CHIYODA CORPORATION                                                                                   53,121
       1,100   CHUDENKO CORPORATION                                                                                  19,105
      10,042   CORE LABORATORIES NV+                                                                              1,373,946
       5,152   CORPORATE EXECUTIVE BOARD COMPANY                                                                    232,716
      22,840   CV THERAPEUTICS INCORPORATED+<<                                                                      201,677
      10,243   DOWNER EDI LIMITED                                                                                    70,588
      12,530   FLUOR CORPORATION                                                                                  2,337,472
         557   FRAPORT AG                                                                                            37,132
      23,121   GEN-PROBE INCORPORATED+                                                                            1,316,510
       9,836   HCL TECHNOLOGIES LIMITED                                                                              72,887
      41,103   HEWITT ASSOCIATES INCORPORATED+<<                                                                  1,609,593
       1,600   HONG KONG AIRCRAFT ENGINEERG                                                                          26,530
       5,200   IHS INCORPORATED+                                                                                    309,712
         843   IMTECH NV                                                                                             23,659
      33,700   INCYTE CORPORATION+<<                                                                                327,227
      38,400   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                 542,976
      17,432   JACOBS ENGINEERING GROUP INCORPORATED+                                                             1,652,205
      33,163   JAIPRAKASH ASSOCIATES LIMITED                                                                        166,538
       3,000   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                54,382
       3,000   KANDENKO COMPANY LIMITED                                                                              19,778
         375   KBC ANCORA                                                                                            37,276
      50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                        48,960
       1,985   MONADELPHOUS GROUP LIMITED                                                                            25,006
       9,910   MOODY'S CORPORATION<<                                                                                367,463
      19,222   MYRIAD GENETICS INCORPORATED+<<                                                                      930,729
      10,448   NAGARJUNA CONSTRUCTION COMPANY                                                                        48,530
       2,000   NAVIGANT CONSULTING INCORPORATED+<<                                                                   40,300
      14,594   PAYCHEX INCORPORATED                                                                                 504,223
      15,620   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                      690,560
         552   POL-AQUA SA+                                                                                          17,316
     244,400   POWER LINE ENGINEERING PCL                                                                            34,748
       9,437   PUNJ LLOYD LIMITED                                                                                    71,264
       6,817   QINETIQ PLC                                                                                           27,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       6,721   QUEST DIAGNOSTICS INCORPORATED<<                                                             $       338,806
      32,977   REGENERON PHARMACEUTICAL INCORPORATED+                                                               656,242
      20,819   RESOURCES GLOBAL PROFESSIONALS+<<                                                                    437,407
     104,058   SAIC INCORPORATED+                                                                                 2,073,876
       1,530   SAMSUNG ENGINEERING COMPANY LIMITED                                                                  140,961
       1,300   SHINKO PLANTECH COMPANY LIMITED                                                                       21,975
       2,400   SNC-LAVALIN GROUP INCORPORATED                                                                       137,560
     391,200   SOLARTRON PCL                                                                                         31,301
         578   STANTEC INCORPORATED+                                                                                 16,870
       1,200   TAIKISHA                                                                                              17,678
       2,000   TAKASAGO THERMAL ENGINEERING COMPANY                                                                  18,004
      36,190   TETRA TECH INCORPORATED+<<                                                                           956,864
       3,000   TOYO ENGINEERING CORPORATION                                                                          17,501
       4,865   TRANSFIELD SERVICES LIMITED                                                                           43,477
      20,000   TRANSMILE GROUP BHD                                                                                    8,642
      34,324   URS CORPORATION                                                                                    1,641,030
      10,268   VOLTAS LIMITED                                                                                        34,706
      18,217   WATSON WYATT & COMPANY HOLDINGS                                                                    1,066,970
      16,400   WCT ENGINEERING BHD                                                                                   16,501
                                                                                                                 26,377,958
                                                                                                            ---------------
ENTERTAINMENT: 0.01%
      15,258   CROWN LIMITED                                                                                        153,566
       1,189   PREMIERE AG+                                                                                          25,157
                                                                                                                    178,723
                                                                                                            ---------------
ENVIRONMENTAL CONTROL: 0.00%
         672   BUREAU VERITAS SA+                                                                                    40,773
                                                                                                            ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.60%
       2,103   ACERINOX SA                                                                                           55,685
      14,056   ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                1,525,919
      27,512   APTARGROUP INCORPORATED                                                                            1,230,337
      13,424   ARCELOR SA                                                                                         1,329,702
       5,200   ASSA ABLOY AB CLASS B                                                                                 90,126
         160   BOEHLER-UDDEHOLM AG                                                                                   17,798
      22,458   COMMERCIAL METALS COMPANY                                                                            821,963
       4,900   FORTUNE BRANDS INCORPORATED<<                                                                        340,452
         200   FP CORPORATION                                                                                         5,748
         400   FUJI SEAL INTERNATIONAL INCORPORATED                                                                   6,469
         156   HOGANAS AB                                                                                             3,295
         156   HOGANAS AB REDEMPTION SHARES+(A)                                                                         390
       1,450   HUHTAMAKI OYJ                                                                                         15,498
       2,000   HULAMIN LIMITED                                                                                        6,150
       5,269   JINDAL STEEL & POWER LIMITED                                                                         290,338
     114,000   KOBE STEEL LIMITED                                                                                   375,242
      26,936   NAMPAK LIMITED                                                                                        48,497
       8,550   NCI BUILDING SYSTEMS INCORPORATED+                                                                   267,102
      41,000   NISSHIN STEEL COMPANY LIMITED                                                                        158,680
      17,000   NTN CORPORATION                                                                                      129,169
      11,400   SHAW GROUP INCORPORATED+                                                                             695,400
       5,500   SKF AB CLASS B                                                                                       103,116
      24,950   SNAP-ON INCORPORATED                                                                               1,544,904
       2,651   SSAB SVENSKT STAL AB CLASS A                                                                          91,894
       1,350   SSAB SVENSKT STAL AB CLASS B                                                                          42,184
     149,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                    710,937
       2,800   VALMONT INDUSTRIES INCORPORATED<<                                                                    321,552
       1,624   VOESTALPINE AG                                                                                       135,346
                                                                                                                 10,363,893

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
FINANCE & FINANCIAL SERVICES: 0.12%
     636,000   ASIA PLUS SECURITIES PCL                                                                     $        61,457
      18,644   AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                  30,740
       9,954   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                           18,838
     996,000   CHINA CONSTRUCTION BANK                                                                              887,018
      31,526   JANUS CAPITAL GROUP INCORPORATED                                                                     914,254
     848,000   KGI SECURITIES COMPANY LIMITED                                                                        57,412
          47   SBI E*TRADE SECURITIES COMPANY LIMITED                                                                47,704
                                                                                                                  2,017,423
                                                                                                            ---------------
FINANCIAL: 0.00%
       3,313   LONDON STOCK EXCHANGE GROUP PLC                                                                       67,399
                                                                                                            ---------------
FINANCIAL SERVICES: 0.29%
     186,000   AYALA LAND INCORPORATED                                                                               45,687
       4,300   BANGKOK BANK PCL                                                                                      17,864
      43,866   BANK HAPOALIM LIMITED                                                                                222,020
      26,799   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                          604,049
     362,000   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                        369,120
       4,125   GRUPO FINANCIERO GALICIA SA ADR+                                                                      21,945
      33,916   ING GROEP NV                                                                                       1,294,842
         676   KOMERCNI BANKA AS                                                                                    175,436
      15,620   KOOKMIN BANK                                                                                         969,000
      16,872   SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                              843,575
       9,770   WOORI FINANCE HOLDINGS COMPANY LIMITED                                                               183,534
       1,174   ZURICH FINANCIAL SERVICES AG                                                                         344,400
                                                                                                                  5,091,472
                                                                                                            ---------------
FISHING, HUNTING & TRAPPING: 0.00%
         214   LIGHTHOUSE CALEDONIA ASA+                                                                                246
      25,200   MARINE HARVEST+                                                                                       16,986
       9,700   NIPPON SUISAN KAISHA LIMITED                                                                          45,178
                                                                                                                     62,410
                                                                                                            ---------------
FOOD & BEVERAGE: 0.00%
       2,959   BRITVIC PLC                                                                                           18,346
                                                                                                            ---------------
FOOD & KINDRED PRODUCTS: 2.46%
      25,000   AJINOMOTO COMPANY INCORPORATED                                                                       243,075
      31,963   ALICORP SA                                                                                            35,370
      23,736   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                              1,363,871
      26,800   ARCHER-DANIELS-MIDLAND COMPANY                                                                     1,063,960
      16,500   ASAHI BREWERIES LIMITED                                                                              288,930
      30,000   ASIA FOOD & PROPERTIES LIMITED                                                                        16,085
       5,000   ASIA PACIFIC BREWERIES LIMITED                                                                        48,621
       5,244   ASSOCIATED BRITISH FOODS PLC                                                                          89,491
         450   AXFOOD AB                                                                                             15,074
          27   BARRY CALLEBAUT AG                                                                                    19,818
         439   BIM BIRLESIK MAGAZALAR AS+                                                                            47,905
       1,841   BIOCON LIMITED                                                                                        20,134
      23,287   CADBURY PLC                                                                                          310,912
         500   CARLSBERG AS                                                                                          52,456
      14,400   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                       1,027,584
      49,000   CHINA MENGNIU DAIRY COMPANY                                                                          153,519
      17,000   CHINA YURUN FOOD GROUP LIMITED                                                                        26,881
       4,944   CIA CERVECERIAS UNIDAS SA                                                                             35,605
       2,100   CIA DE BEBIDAS DAS AMERICAS                                                                          135,438
         332   CJ CHEILJEDANG CORPORATION+                                                                           85,773

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
FOOD & KINDRED PRODUCTS (continued)
         889   CJ CORPORATION                                                                               $        62,572
      17,114   COCA-COLA AMATIL LIMITED                                                                             132,333
           2   COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                               16,278
      68,333   COCA-COLA COMPANY                                                                                  3,912,748
       2,615   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                               118,875
       3,900   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                  93,412
      20,000   COFCO INTERNATIONAL LIMITED                                                                            9,662
      34,511   COMPASS GROUP PLC                                                                                    256,361
      15,414   CONAGRA FOODS INCORPORATED<<                                                                         363,462
      36,786   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                           784,278
      31,811   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                           1,495,435
         724   CSM                                                                                                   27,607
       1,680   DAIRY CREST GROUP PLC                                                                                 13,595
         750   DANISCO AS                                                                                            58,348
       2,056   DAVID CAMPARI-MILANO SPA                                                                              19,448
      37,371   DEL MONTE FOODS COMPANY                                                                              325,501
      41,617   DIAGEO PLC                                                                                           812,035
         400   DYDO DRINCO INCORPORATED                                                                              14,608
         250   EAST ASIATIC COMPANY LIMITED A/S                                                                      18,615
       4,000   EZAKI GLICO COMPANY LIMITED                                                                           42,952
      73,205   FOSTER'S GROUP LIMITED                                                                               384,833
       2,200   FUJI OIL COMPANY LIMITED                                                                              20,305
      10,833   GENERAL MILLS INCORPORATED                                                                           684,646
         400   GENMAB A/S+                                                                                           21,441
       5,161   GLENMARK PHARMACEUTICALS LIMITED                                                                      80,141
       1,518   GREENE KING PLC                                                                                       16,238
         168   GREGGS PLC                                                                                            13,618
       8,265   GROUPE DANONE                                                                                        723,531
      24,800   GRUPO BIMBO SAB DE CV                                                                                162,214
      29,700   GRUPO MODELO SA DE CV                                                                                158,318
       9,800   H.J. HEINZ COMPANY<<                                                                                 489,118
      10,682   HANSEN NATURAL CORPORATION+<<                                                                        333,706
       1,495   HEINEKEN HOLDING NV                                                                                   77,334
      72,805   HERCULES INCORPORATED<<                                                                            1,501,967
      22,189   HERSHEY COMPANY<<                                                                                    869,587
         473   HITE BREWERY COMPANY LIMITED                                                                          53,267
      14,243   HORMEL FOODS CORPORATION                                                                             538,243
       3,200   HOUSE FOODS CORPORATION                                                                               51,694
       2,030   IAWS GROUP PLC                                                                                        49,569
       3,507   INBEV NA                                                                                             270,617
     188,424   INDOFOOD SUKSES MAKMUR TBK PT                                                                         56,638
       5,000   ITOHAM FOODS INCORPORATED                                                                             25,280
      30,519   J SAINSBURY PLC                                                                                      210,686
     521,200   JG SUMMIT HOLDINGS                                                                                   107,182
      11,088   JM SMUCKER COMPANY                                                                                   585,336
       3,100   KAGOME COMPANY LIMITED                                                                                47,403
       1,997   KERRY GROUP PLC                                                                                       60,272
       6,000   KIKKOMAN CORPORATION                                                                                  75,014
      34,000   KIRIN BREWERY COMPANY LIMITED                                                                        562,796
       1,159   KONINKLIJKE WESSANEN NV                                                                               15,344
      45,846   KRAFT FOODS INCORPORATED CLASS A                                                                   1,489,078
           2   LINDT & SPRUENGLI AG                                                                                  66,193
           9   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                      28,496
      10,129   LION NATHAN LIMITED                                                                                   93,522
          24   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                               24,232
          38   LOTTE CONFECTIONERY COMPANY LIMITED                                                                   42,794
         836   MARTSON PLC                                                                                            3,681
      14,000   MARUHA NICHIRO HOLDINGS INCORPORATED                                                                  22,975
      20,359   MCCORMICK & COMPANY INCORPORATED                                                                     765,091
      10,000   MEIJI DAIRIES CORPORATION                                                                             54,544
      12,000   MEIJI SEIKA KAISHA LIMITED                                                                            52,362
       9,000   MORINAGA & COMPANY LIMITED                                                                            17,672
       6,000   MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                17,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
FOOD & KINDRED PRODUCTS (continued)
       1,680   NESTLE INDIA LIMITED                                                                         $        69,930
       2,000   NESTLE MALAYSIA BHD                                                                                   18,210
       6,392   NESTLE SA                                                                                          3,143,104
           6   NESTLE SA ADR                                                                                            736
      10,000   NICHIREI CORPORATION                                                                                  46,291
       7,421   NICHOLAS PIRAMAL INDIA LIMITED                                                                        62,787
       5,000   NIPPON FLOUR MILLS COMPANY LIMITED                                                                    21,296
       7,000   NIPPON MEAT PACKERS INCORPORATED                                                                      92,364
       7,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                     83,267
       3,800   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                 137,697
      24,790   NORTHERN FOODS PLC                                                                                    39,040
       3,883   NORTHUMBRIAN WATER GROUP PLC                                                                          25,306
         335   NUTRECO HOLDING NV                                                                                    24,349
         764   OPG GROEP NV                                                                                          18,661
         179   ORION CORPORATION                                                                                     35,885
       2,336   OSEM INVESTMENT LIMITED                                                                               33,120
      26,309   PARMALAT SPA                                                                                          76,294
      21,000   PEOPLES FOOD HOLDINGS LIMITED                                                                         17,583
      26,390   PEPSI BOTTLING GROUP INCORPORATED                                                                    855,564
      12,079   PEPSIAMERICAS INCORPORATED                                                                           294,365
      73,323   PEPSICO INCORPORATED                                                                               5,007,961
       3,043   PERNOD-RICARD                                                                                        345,614
      32,700   PPB GROUP BHD                                                                                        115,056
       4,500   QP CORPORATION                                                                                        41,790
      11,529   RALCORP HOLDINGS INCORPORATED+                                                                       691,740
         252   REMY COINTREAU SA                                                                                     14,890
         600   RIKEN VITAMIN COMPANY LIMITED                                                                         18,156
      38,100   SAN MIGUEL CORPORATION                                                                                33,517
       2,152   SAPUTO INCORPORATED                                                                                   58,543
      22,100   SARA LEE CORPORATION                                                                                 304,538
      24,076   SMITHFIELD FOODS INCORPORATED+                                                                       753,338
       6,500   SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                              19,114
       1,497   SODEXHO ALLIANCE SA                                                                                  103,848
         857   SUEDZUCKER AG                                                                                         19,466
       3,964   SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                130,969
       7,036   TATE & LYLE PLC                                                                                       64,601
     205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                  39,147
       4,000   THE NISSHIN OILLIO GROUP LIMITED                                                                      18,592
       7,423   TIGER BRANDS LIMITED                                                                                 152,962
     156,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                          186,907
       1,910   TONGAAT-HULETT                                                                                        23,093
      14,300   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                               366,509
       4,000   TOYO SUISAN KAISHA LIMITED                                                                            86,132
      13,800   TREEHOUSE FOODS INCORPORATED+                                                                        360,594
      55,467   TYSON FOODS INCORPORATED CLASS A                                                                   1,044,998
         600   UNICHARM PETCARE CORPORATION                                                                          18,725
      25,538   UNILEVER NV                                                                                          834,540
      21,582   UNILEVER PLC                                                                                         714,384
       5,468   UNITED BREWERIES LIMITED                                                                              23,164
      18,387   VINA CONCHA Y TORO SA                                                                                 34,826
      34,814   WILLIAM MORRISON SUPERMARKETS PLC                                                                    201,717
      38,930   WILMAR INTERNATIONAL LIMITED                                                                         158,974
       9,800   WM. WRIGLEY JR. COMPANY                                                                              755,874
       5,700   YAKULT HONSHA COMPANY LIMITED                                                                        149,502
       7,000   YAMAZAKI BAKING COMPANY LIMITED                                                                       74,037
                                                                                                                 42,647,257
                                                                                                            ---------------
FOOD DISTRIBUTORS: 0.01%
      13,802   BIDVEST GROUP LIMITED                                                                                194,537
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
FOOD STORES: 0.46%
      13,200   AJISEN CHINA HOLDINGS LIMITED                                                                $        16,069
       1,581   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                         23,152
     277,000   C.P. SEVEN ELEVEN PCL                                                                                 93,768
       4,000   CAFE DE CORAL HOLDINGS LIMITED                                                                         7,996
       9,138   CARREFOUR SA                                                                                         640,732
       1,010   CASINO GUICHARD PERRACHON SA                                                                         127,982
         213   COLRUYT SA                                                                                            53,957
       1,987   DELHAIZE GROUP                                                                                       149,432
     107,244   DISTRIBUCION Y SERVICIO D&S SA                                                                        39,933
         468   EMPIRE COMPANY LIMITED                                                                                18,605
         500   GEORGE WESTON LIMITED                                                                                 25,770
      15,100   JOLLIBEE FOODS CORPORATION                                                                            15,009
       2,100   KAPPA CREATE COMPANY LIMITED                                                                          39,940
       2,100   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                38,247
         300   KESKO OYJ A SHARES                                                                                    13,950
       1,100   KESKO OYJ B SHARES                                                                                    44,734
      18,870   KONINKLIJKE AHOLD NV                                                                                 282,269
       1,600   LOBLAW COMPANIES LIMITED                                                                              54,831
         392   LUMINAR GROUP HOLDINGS PLC                                                                             2,477
       2,200   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                           36,041
       1,579   METRO AG                                                                                             116,242
       4,329   MIGROS TURK TAS                                                                                       72,451
         500   MINISTOP COMPANY LIMITED                                                                               9,770
       1,100   MOS FOOD SERVICES INCORPORATED                                                                        13,982
         800   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                         9,296
      12,695   PANERA BREAD COMPANY+<<                                                                              659,378
       2,000   PLENUS COMPANY LIMITED                                                                                30,127
      24,000   PRESIDENT CHAIN STORE CORPORATION                                                                     90,784
      12,307   RIPLEY CORPORATION SA                                                                                 10,989
      13,816   SAFEWAY INCORPORATED<<                                                                               440,316
      31,980   SEVEN & I HOLDINGS COMPANY LIMITED                                                                   934,343
      23,782   SHOPRITE HOLDINGS LIMTIED                                                                            131,267
         453   SLIGRO FOOD GROUP NV                                                                                  19,874
      34,770   STARBUCKS CORPORATION+                                                                               632,466
     127,321   TESCO PLC                                                                                          1,044,404
      13,600   THE PANTRY INCORPORATED+                                                                             165,920
       1,000   WATAMI FOOD SERVICE COMPANY                                                                           16,041
      20,686   WHOLE FOODS MARKET INCORPORATED<<                                                                    599,894
      43,038   WOOLWORTHS LIMITED                                                                                 1,140,287
         400   YAOKO COMPANY LIMITED                                                                                 12,066
          37   YOSHINOYA D&C COMPANY LIMITED                                                                         50,190
       2,200   ZENSHO COMPANY LIMITED                                                                                15,276
                                                                                                                  7,940,257
                                                                                                            ---------------
FOOTWEAR: 0.06%
       7,000   ASICS CORPORATION                                                                                     77,756
      11,164   CROCS INCORPORATED+<<                                                                                113,984
       5,700   DECKERS OUTDOOR CORPORATION+                                                                         779,304
                                                                                                                    971,044
                                                                                                            ---------------
FORESTRY: 0.03%
       8,791   GUNNS LIMITED                                                                                         25,375
       5,700   SUMITOMO FORESTING                                                                                    46,608
       6,624   WEYERHAEUSER COMPANY                                                                                 412,874
                                                                                                                    484,857
                                                                                                            ---------------
FURNITURE & FIXTURES: 0.34%
       3,110   CERSANIT-KRASNYSTAW SA                                                                                28,837
      16,670   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                 467,427

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
FURNITURE & FIXTURES (continued)
      30,361   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                  $       426,876
       8,225   HERMAN MILLER INCORPORATED                                                                           203,980
      23,703   HNI CORPORATION<<                                                                                    594,471
       6,141   HOUSEWARES INTERNATIONAL LIMITED                                                                       8,511
       1,000   ITOKI CORPORATION                                                                                      5,568
       7,772   KINETIC CONCEPTS INCORPORATED+                                                                       337,538
      29,000   KINGBOARD LAMINATES HOLDINGS LIMITED                                                                  19,658
      34,624   LA-Z-BOY INCORPORATED<<                                                                              219,862
      32,524   LEGGETT & PLATT INCORPORATED<<                                                                       621,208
      70,378   MASCO CORPORATION                                                                                  1,304,808
      54,119   NEWELL RUBBERMAID INCORPORATED                                                                     1,086,710
       5,775   NOBIA AB                                                                                              40,422
       4,000   NORITAKE COMPANY LIMITED                                                                              16,392
       3,000   OKAMURA CORPORATION                                                                                   23,478
       1,000   SANGETSU COMPANY LIMITED                                                                              18,251
      16,944   SELECT COMFORT CORPORATION+<<                                                                         49,985
      27,044   STEELCASE INCORPORATED<<                                                                             340,754
       3,600   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                             49,892
                                                                                                                  5,864,628
                                                                                                            ---------------
GAMING: 0.00%
         471   BWIN INTERACTIVE ENTERTAINMENT AG                                                                     17,000
                                                                                                            ---------------
GAS DISTRIBUTION: 0.02%
       5,275   AYGAZ AS                                                                                              18,351
      14,020   GAIL INDIA LIMITED                                                                                   132,225
       3,203   GAZ DE FRANCE                                                                                        218,207
                                                                                                                    368,783
                                                                                                            ---------------
GENERAL MERCHANDISE STORES: 1.12%
      32,471   99 CENTS ONLY STORES+<<                                                                              271,782
       1,711   ARCANDOR AG                                                                                           30,931
       2,300   ASKUL CORPORATION                                                                                     44,290
       3,000   BELLUNA COMPANY LIMITED                                                                               24,303
      33,600   BIG C SUPERCENTER PCL                                                                                 55,836
      38,857   BIG LOTS INCORPORATED+                                                                             1,206,898
      12,259   BJ'S WHOLESALE CLUB INCORPORATED+                                                                    484,108
      31,825   CASEY'S GENERAL STORES INCORPORATED<<                                                                696,649
       2,100   CAWACHI LIMITED                                                                                       61,554
      61,805   CENCOSUD SA                                                                                          241,200
       2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                       47,095
       8,869   COMPAGNIE FINANCIERE RICHEMONT AG                                                                    552,690
      13,371   DAVID JONES LIMITED                                                                                   46,775
       1,100   DON QUIJOTE COMPANY LIMITED                                                                           23,008
      23,706   DSG INTERNATIONAL PLC                                                                                 27,354
      25,701   FAMILY DOLLAR STORES INCORPORATED                                                                    550,001
       3,600   FAMILYMART COMPANY LIMITED                                                                           131,816
      32,000   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                         48,102
      30,536   FOOT LOCKER INCORPORATED                                                                             446,131
      22,523   FRED'S INCORPORATED                                                                                  282,664
      15,000   GOLDEN EAGLE RETAIL GROUP LIMITED                                                                     15,377
      42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                       151,287
         221   HELLENIC DUTY FREE SHOPS SA                                                                            3,926
      11,167   HOME RETAIL GROUP                                                                                     51,818
         679   HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                              67,897
      24,000   INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                         17,437
       5,000   IZUMIYA COMPANY LIMITED                                                                               33,106
      37,800   JCPENNEY COMPANY INCORPORATED                                                                      1,521,072
           7   JELMOLI HOLDING AG                                                                                    18,134
       3,400   LAWSON INCORPORATED                                                                                  150,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
GENERAL MERCHANDISE STORES (continued)
      19,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                     $        36,228
      13,149   MACY'S INCORPORATED                                                                                  311,237
      24,916   MARKS & SPENCER GROUP PLC                                                                            187,554
       1,800   MATSUYA COMPANY LIMITED                                                                               40,211
      14,000   NEW WORLD DEPARTMENT STORE CHINA LIMITED+                                                             14,244
      85,355   ORGANIZACION SORIANA SAB DE CV CLASS B                                                               314,797
      11,335   PACIFIC BRANDS LIMITED                                                                                22,968
       1,800   PARCO COMPANY LIMITED                                                                                 24,041
      14,348   PICK'N PAY STORES LIMITED                                                                             55,965
         290   RALLYE SA                                                                                             22,021
      77,699   SACI FALABELLA                                                                                       420,475
      78,551   SAKS INCORPORATED+<<                                                                               1,085,575
       2,338   SEARS HOLDINGS CORPORATION+<<                                                                        198,080
         660   SHINSEGAE COMPANY LIMITED                                                                            383,166
      12,000   SIAM MAKRO PLC                                                                                        35,082
       1,091   SONAE CAPITAL+                                                                                         2,547
       8,731   SONAE SGPS SA                                                                                         14,262
       2,200   SUGI PHARMACY COMPANY LIMITED                                                                         54,050
       2,400   SUNDRUG COMPANY LIMITED                                                                               55,322
      33,931   TARGET CORPORATION                                                                                 1,810,558
      20,200   TJX COMPANIES INCORPORATED<<                                                                         647,612
         600   TSURUHA HOLDINGS INCORPORATED                                                                         21,116
      22,122   UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                   24,791
     402,209   WAL-MART DE MEXICO SA DE CV SERIES V                                                               1,753,869
      79,428   WAL-MART STORES INCORPORATED                                                                       4,586,173
       3,951   WAREHOUSE GROUP LIMITED                                                                               16,408
      56,000   WUMART STORES INCORPORATED                                                                            48,007
                                                                                                                 19,489,894
                                                                                                            ---------------
HEALTH SERVICES: 1.19%
         602   ABENGOA SA                                                                                            21,232
      26,533   APRIA HEALTHCARE GROUP INCORPORATED+                                                                 447,081
      82,500   BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                                 99,650
      27,400   BANGKOK DUSIT MEDICAL SERVICES PCL                                                                    33,096
          99   BASILEA PHARMACEUTICA+                                                                                15,863
         184   BIOMERIEUX                                                                                            19,826
      57,733   BIOTON SA+                                                                                            18,377
       6,414   BROOKDALE SENIOR LIVING INCORPORATED<<                                                               169,201
      47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                           34,931
     702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                 39,130
      18,388   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                               662,520
       9,424   COVANCE INCORPORATED+                                                                                772,580
         936   CRUCELL NV+                                                                                           17,867
      15,839   DAVITA INCORPORATED+                                                                                 821,727
       1,438   DIVI'S LABORATORIES LIMITED                                                                           50,178
      24,371   EDWARDS LIFESCIENCES CORPORATION+                                                                  1,406,450
      26,473   ENZON PHARMACEUTICALS INCORPORATED+<<                                                                232,962
       2,941   FRESENIUS MEDICAL CARE AG & COMPANY                                                                  163,892
         256   FRESENIUS SE                                                                                          23,924
       1,914   GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                               51,361
       2,262   GRIFOLS SA                                                                                            64,962
     150,653   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                               1,169,067
      16,347   HEALTHSCOPE LIMITED                                                                                   70,779
      34,762   HEALTHSOUTH REHABILITATION CORPORATION+<<                                                            651,092
      15,315   HEALTHWAYS INCORPORATED+                                                                             494,675
      57,686   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                339,194
      16,371   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                      1,208,016
      35,672   LIFEPOINT HOSPITALS INCORPORATED+<<                                                                1,141,147
      13,800   LINCARE HOLDINGS INCORPORATED+                                                                       359,628
      17,206   MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                             692,542
       2,000   MDS INCORPORATED+                                                                                     37,581
      22,118   MEDI-CLINIC CORPORATION                                                                               55,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
HEALTH SERVICES (continued)
      38,489   NEKTAR THERAPEUTICS+<<                                                                       $       171,661
      69,244   NETWORK HEALTHCARE HOLDINGS LIMITED                                                                   75,621
         700   NOVOZYMES A/S CLASS B                                                                                 74,752
      20,166   ODYSSEY HEALTHCARE INCORPORATED+                                                                     220,011
         315   ORPEA+                                                                                                17,799
      13,000   PARKWAY HOLDINGS LIMITED                                                                              27,116
      20,799   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                              1,119,610
       9,326   PRIMARY HEALTH CARE LIMITED                                                                           54,374
      23,867   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                870,429
       2,775   QIAGEN NV+                                                                                            55,087
       2,445   RAMSAY HEALTH CARE LIMITED                                                                            25,660
       1,387   RHOEN KLINIKUM AG                                                                                     42,833
      11,428   ROCHE HOLDING AG                                                                                   1,970,364
      11,720   RYMAN HEALTHCARE LIMITED                                                                              16,713
      10,777   SONIC HEALTHCARE LIMITED                                                                             148,330
       2,071   SOUTHERN CROSS HEALTHCARE LIMITED                                                                     16,861
      18,838   SUNRISE SENIOR LIVING INCORPORATED+<<                                                                498,830
           2   TAKARA BIO INCORPORATED+                                                                               5,407
     295,034   TENET HEALTHCARE CORPORATION+<<                                                                    1,740,701
       7,101   UNIVERSAL HEALTH SERVICES CLASS B                                                                    461,565
      49,189   VALEANT PHARMACEUTICALS INTERNATIONAL<<                                                              805,224
         855   VALLOUREC SA                                                                                         264,888
      19,634   WATSON PHARMACEUTICALS INCORPORATED+<<                                                               560,747
       2,266   ZELTIA SA                                                                                             17,274
                                                                                                                 20,647,616
                                                                                                            ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.39%
       3,491   ABB LIMITED INDIA                                                                                     84,169
         233   ABERTIS INFRAESTRUCTURAS I08 SHARES+(A)                                                                7,409
         404   ACCIONA SA                                                                                           114,862
       2,955   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                           178,556
       2,240   AUTOSTRADA TORINO-MILANO SPA                                                                          42,062
      10,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                           40,429
       6,555   CIA DE CONCESSOES RODOVIARIAS                                                                        131,261
       4,420   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                             200,821
         676   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                              46,705
      20,880   FOSTER WHEELER LIMITED                                                                             1,590,430
      14,698   GMR INFRASTRUCTURE LIMITED+                                                                           46,235
       1,360   GRUPO FERROVIAL SA                                                                                   107,060
       1,350   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                69,069
       1,500   HELLENIC TECHNODOMIKI TEV SA                                                                          18,902
      16,500   HITACHI ZOSEN CORPORATION+                                                                            21,443
      11,000   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                9,092
       2,282   HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                             830,785
       8,699   LANCO INFRATECH LIMITED                                                                               99,950
      32,039   MCDERMOTT INTERNATIONAL INCORPORATED                                                               1,987,379
       1,000   NAMURA SHIPBUILDING COMPANY LIMITED                                                                    7,010
     136,500   PLUS EXPRESSWAYS BHD                                                                                 129,759
       8,530   SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                             354,847
       4,000   SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                               14,191
       7,789   SKANSKA AB                                                                                           133,051
      14,631   TECHNICAL OLYMPIC SA                                                                                  13,657
      31,371   UNITECH LIMITED                                                                                      171,948
       3,613   VINCI SA                                                                                             272,220
       1,908   VT GROUP PLC                                                                                          24,718
                                                                                                                  6,748,020
                                                                                                            ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.60%
       5,778   3I GROUP PLC                                                                                         101,351
      37,633   ABB LIMITED                                                                                        1,222,599

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
         227   ACKERMANS & VAN HAAREN NV                                                                    $        24,869
       8,025   ADANI ENTERPRISES LIMITED                                                                            149,641
       4,328   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                            443,620
         445   AFRICA ISRAEL INVESTMENTS LIMITED                                                                     36,175
       3,660   ALCON INCORPORATED                                                                                   574,620
      13,701   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                     1,429,014
       6,000   ALLIED GROUP LIMITED                                                                                  25,449
       3,479   AMALGAMATED HOLDINGS                                                                                  18,289
      14,122   AMB PROPERTY CORPORATION                                                                             832,351
       8,981   ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                             84,007
      88,339   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                             1,573,318
      21,153   ANTARCHILE SA                                                                                        446,879
       1,668   ARC ENERGY TRUST                                                                                      48,885
       8,096   ASHMORE GROUP PLC                                                                                     41,898
      13,904   ASPEN INSURANCE HOLDINGS LIMITED                                                                     355,386
      14,585   ASPEN PHARMACARE HOLDINGS LIMITED                                                                     62,908
      10,954   AVALONBAY COMMUNITIES INCORPORATED<<                                                               1,108,545
         997   AVEVA GROUP PLC                                                                                       29,447
       8,734   AYALA CORPORATION CLASS A                                                                             70,344
     104,259   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                 104,135
       9,616   BARLOWORLD LIMITED                                                                                   130,151
       6,000   BEIJING ENTERPRISES HOLDINGS LIMITED                                                                  22,143
      41,007   BIOMED REALTY TRUST INCORPORATED                                                                   1,077,664
         400   BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                16,969
       4,786   BODYCOTE PLC                                                                                          21,900
          98   BOLLORE INVESTISSEMENT                                                                                20,887
       5,389   BOSTON PROPERTIES INCORPORATED<<                                                                     526,721
       9,600   BRADESPAR SA                                                                                         289,210
      21,977   BRE PROPERTIES INCORPORATED<<                                                                      1,065,005
       9,250   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                             339,800
       7,716   CAMDEN PROPERTY TRUST                                                                                380,090
      40,921   CBL & ASSOCIATES PROPERTIES INCORPORATED                                                           1,076,632
         869   CI FINANCIAL INCOME FUND                                                                              20,772
      29,000   CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED                                                        21,739
      36,000   CITIC RESOURCES HOLDINGS LIMITED+                                                                     20,436
         832   CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                            18,213
       1,302   CLOSE BROTHERS GROUP PLC                                                                              14,830
      28,868   COLONIAL PROPERTIES TRUST<<                                                                          694,275
      42,837   CONNECTEAST GROUP                                                                                     50,361
      20,947   CORPORATE OFFICE PROPERTIES TRUST                                                                    794,101
         348   CORPORATION FINANCIERA ALBA                                                                           24,525
       1,000   D CARNEGIE & COMPANY AB                                                                               14,332
      51,000   DAIWA SECURITIES GROUP INCORPORATED                                                                  510,871
     105,408   DCT INDUSTRIAL TRUST INCORPORATED                                                                  1,027,728
       3,279   DEERFIELD CAPITAL CORPORATION<<                                                                        3,049
         181   DELEK GROUP LIMITED                                                                                   34,733
      23,179   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                            919,743
      59,754   DIAMONDROCK HOSPITALITY                                                                              819,227
      25,479   DIGITAL REALITY TRUST INCORPORATED<<                                                               1,077,762
      19,241   DOGAN SIRKETLER GRUBU HOLDINGS                                                                        22,575
       7,934   DOGAN YAYIN HOLDING+                                                                                  13,866
       1,100   DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                              18,678
      27,967   DUKE REALTY CORPORATION                                                                              718,193
      11,000   E-REVOLUTION COMPANY LIMITED                                                                           2,609
      30,069   EMECO HOLDINGS LIMITED                                                                                33,051
      23,682   EMPRESAS COPEC SA                                                                                    358,841
       5,946   ENODIS PLC                                                                                            35,807
       8,852   EQSTRA HOLDINGS LIMITED+                                                                              15,705
       9,624   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                             478,217
       8,700   EQUITY RESIDENTIAL                                                                                   367,923
      10,814   ESSEX PROPERTY TRUST INCORPORATED                                                                  1,291,949
         848   EURAZEO                                                                                              102,146
       9,758   EXTERRAN HOLDINGS INCORPORATED+<<                                                                    717,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      38,966   FELCOR LODGING TRUST INCORPORATED                                                            $       579,035
         970   FIBI HOLDINGS LIMITED                                                                                 19,361
      72,600   FIRST GEN CORPORATION                                                                                 58,060
      40,187   FRANKLIN STREET PROPERTIES CORPORATION<<                                                             593,562
         956   GAGFAH SA                                                                                             16,435
       2,283   GEA GROUP AG                                                                                          88,901
      10,922   GEMINA SPA                                                                                            16,040
     111,500   GENTING BHD                                                                                          211,644
         145   GIMV NV                                                                                               10,300
     171,442   GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                          104,571
      22,681   GOODMAN PROPERTY TRUST                                                                                23,814
       1,000   GREAT EASTERN HOLDINGS LIMITED                                                                        13,396
     106,771   GRUPO CARSO SA DE CV                                                                                 474,896
       2,050   GS HOLDINGS CORPORATION                                                                               95,529
      86,000   GUANGZHOU INVESTMENT COMPANY LIMITED                                                                  16,971
         971   H&R REAL ESTATE INVESTMENT TRUST                                                                      19,252
      20,411   HACI OMER SABANCI HOLDING AS                                                                          77,705
      41,739   HCP INCORPORATED<<                                                                                 1,429,978
       7,256   HENDERSON GROUP PLC                                                                                   18,362
       5,600   HKR INTERNATIONAL LIMITED                                                                              3,559
      14,456   HOME PROPERTIES INCORPORATED<<                                                                       740,147
      18,209   HOSPITALITY PROPERTIES TRUST                                                                         564,479
     101,100   HOST HOTELS & RESORTS INCORPORATED                                                                 1,737,909
     141,143   HRPT PROPERTIES TRUST                                                                              1,099,504
       5,000   HUFVUDSTADEN AB                                                                                       52,287
       1,661   HUNTING PLC                                                                                           28,757
       8,170   ICAP PLC                                                                                              99,693
         721   IDB DEVELOPMENT CORPORATION LIMITED                                                                   20,250
       3,561   IG GROUP HOLDINGS PLC                                                                                 26,964
       8,852   IMPERIAL HOLDING LIMITED                                                                              61,656
     134,610   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                     200,877
       3,200   INDUSTRIVARDEN AB CLASS A                                                                             59,062
       1,200   INDUSTRIVARDEN AB CLASS C                                                                             20,098
      11,580   INFRATIL LIMITED                                                                                      20,234
       4,745   INVERCAP SA                                                                                           49,381
       6,151   INVESTEC PLC                                                                                          42,707
      93,367   INVESTIMENTOS ITAU SA                                                                                672,196
       8,121   INVESTOR AB                                                                                          201,993
       4,600   INVESTOR AB A SHARES                                                                                 111,157
       5,000   IOI PROPERTIES BHD                                                                                    15,432
      25,987   ISTAR FINANCIAL INCORPORATED<<                                                                       496,871
         518   ISTITUTO FINANZIARIO INDUSTRIALE SPA                                                                  14,562
      18,800   J FRONT RETAILING COMPANY LIMITED                                                                    123,764
       1,100   JAFCO COMPANY LIMITED                                                                                 44,868
       3,000   JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                 14,200
      10,988   JARDINE MATHESON HOLDINGS LIMITED                                                                    357,110
         603   JM FINANCIAL LIMITED                                                                                  23,120
      14,321   KILROY REALTY CORPORATION                                                                            780,781
      42,797   KIMCO REALTY CORPORATION<<                                                                         1,684,062
       1,586   KKR FINANCIAL CORPORATION                                                                             19,286
      33,600   KNM GROUP BHD(A)                                                                                      72,074
      15,148   KOC HOLDING AS                                                                                        42,754
      17,672   LASALLE HOTEL PROPERTIES                                                                             579,995
       7,280   LG CORPORATION                                                                                       568,943
      17,767   LIBERTY PROPERTY TRUST<<                                                                             630,729
      26,000   LION DIVERSIFIED HOLDINGS BHD                                                                         10,111
      10,628   MACERICH COMPANY                                                                                     760,221
      12,743   MACK-CALI REALTY CORPORATION                                                                         492,390
      21,239   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                         72,269
      79,314   MACQUARIE INFRASTRUCTURE GROUP                                                                       227,426
       6,164   MACQUARIE LEISURE TRUST GROUP                                                                         12,961
       3,300   MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                             71,685
      20,400   METROPOLITAN BANK & TRUST COMPANY                                                                     18,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      11,134   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                               $       623,281
       4,015   MITIE GROUP                                                                                           18,372
         440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                            4,466
       1,057   MLP AG                                                                                                18,944
     109,200   MMC CORPORATION BHD                                                                                  119,985
     222,700   MULPHA INTERNATIONAL BHD                                                                              71,484
      42,700   MULTI-PURPOSE HOLDINGS BHD                                                                            23,063
      13,385   MURRAY & ROBERTS HOLDINGS LIMITED                                                                    154,796
      44,783   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                          1,017,022
       1,128   NATIONALE A PORTEFEUILLE                                                                              90,078
      59,400   NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                          2,027,322
      32,159   NEWCASTLE INVESTMENT CORPORATION<<                                                                   319,017
           3   NIPPON ACCOMMODATIONS FUND INCORPORATED                                                               14,798
         742   NPIL RESEARCH & DEVELOPMENT+(A)                                                                            0
         429   PARGESA HOLDING SA                                                                                    52,974
      36,691   PETROBRAS ENERGIA PARTICIPACIONES SA<<                                                               500,098
      33,626   PLUM CREEK TIMBER COMPANY                                                                          1,568,653
      19,100   POST PROPERTIES INCORPORATED                                                                         678,241
       5,848   PUBLIC STORAGE INCORPORATED CLASS D                                                                  515,384
      36,846   RAIT FINANCIAL TRUST<<                                                                               327,929
       2,500   RATOS AB B SHARES                                                                                     83,743
      62,995   REALTY INCORPORATEDOME CORPORATION                                                                 1,543,378
      19,144   REDWOOD TRUST INCORPORATED<<                                                                         646,110
       9,882   REGENCY CENTERS CORPORATION                                                                          657,054
      19,258   REMGRO LIMITED                                                                                       531,482
       1,117   RHJ INTERNATIONAL+                                                                                    14,476
         393   SBI HOLDINGS INCORPORATED                                                                            115,753
       1,267   SCHRODERS PLC                                                                                         26,353
      14,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                  51,756
       5,982   SIEMENS INDIA LIMITED                                                                                 78,849
     119,440   SIME DARBY BHD                                                                                       350,210
      10,198   SIMON PROPERTY GROUP INCORPORATED<<                                                                1,013,273
      83,500   SINO-OCEAN LAND HOLDINGS LIMITED                                                                      74,363
       8,449   SL GREEN REALTY CORPORATION<<                                                                        842,365
       4,996   SM INVESTMENTS CORPORATION                                                                            28,536
         313   SOFINA SA                                                                                             37,787
      25,900   SOFTBANK CORPORATION                                                                                 457,218
         154   SOLVAC SA                                                                                             26,115
          52   SONY FINANCIAL HOLDINGS INCORPORATED                                                                 212,597
      46,718   STRATEGIC HOTEL & RESORTS INCORPORATED                                                               642,373
         535   STX CORPORATION                                                                                       39,474
      16,799   SUN HUNG KAI PROPERTIES LIMITED<<                                                                    269,948
       4,109   SUN INTERNATIONAL LIMITED                                                                             48,063
      37,388   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                719,719
      35,000   SWIRE PACIFIC LIMITED B SHARES                                                                        80,101
       3,970   TAKEFUJI CORPORATION                                                                                  75,280
      22,612   TAUBMAN CENTERS INCORPORATED<<                                                                     1,215,395
      26,000   TCC INTERNATIONAL HOLDINGS LIMITED                                                                    20,723
       4,886   TEKFEN HOLDING AS                                                                                     36,681
         121   THE ISRAEL CORPORATION LIMITED                                                                       185,605
      25,772   UDR INCORPORATED<<                                                                                   637,599
      34,600   UEM WORLD BHD                                                                                         36,522
     216,000   UNITED ENERGY GROUP LIMITED+                                                                          30,446
      26,547   VENTAS INCORPORATED                                                                                1,265,230
      43,388   VIRGIN MEDIA INCORPORATED<<                                                                          680,758
         200   VORNADO REALTY TRUST                                                                                  19,546
       4,884   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                         46,962
      83,640   WATERLAND FINANCIAL HOLDINGS                                                                          26,163
      15,088   WEINGARTEN REALTY INVESTORS                                                                          520,536
         475   WENDEL INVESTISSEMENT                                                                                 67,587
     110,442   YTL POWER INTERNATIONAL BHD                                                                           75,673
                                                                                                                 62,486,791
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.37%
         900   AMER SPORTS OYJ                                                                              $        16,046
      38,042   BED BATH & BEYOND INCORPORATED+                                                                    1,212,018
      15,450   BEST BUY COMPANY INCORPORATED                                                                        721,361
       8,000   BEST DENKI COMPANY LIMITED                                                                            50,161
      96,117   CIRCUIT CITY STORES INCORPORATED<<                                                                   471,934
       7,785   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                           14,213
         570   FOURLIS HOLDINGS SA                                                                                   19,314
      10,092   GALIFORM PLC+                                                                                         11,845
       4,347   GAME GROUP PLC                                                                                        24,348
       2,714   JB HI-FI LIMITED                                                                                      25,162
       8,526   JD GROUP LIMITED                                                                                      33,592
       2,000   JOSHIN DENKI COMPANY LIMITED                                                                          16,695
       1,600   K'S HOLDINGS CORPORATION                                                                              28,685
       2,200   KOKUYO COMPANY LIMITED                                                                                20,431
      75,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                     1,714,513
       1,400   NAFCO COMPANY LIMITED                                                                                 22,231
       1,700   NITORI COMPANY LIMITED                                                                                89,015
      49,377   PIER 1 IMPORTS INCORPORATED<<                                                                        356,008
       6,700   PIONEER CORPORATION                                                                                   58,026
      24,608   RADIOSHACK CORPORATION                                                                               360,507
       3,000   SHIMANO INCORPORATED                                                                                 143,426
       8,586   THOMSON                                                                                               54,633
      11,000   TOTO LIMITED                                                                                          84,519
      16,703   WILLIAMS-SONOMA INCORPORATED<<                                                                       424,590
       1,800   XEBIO COMPANY LIMITED                                                                                 44,308
       3,340   YAMADA DENKI COMPANY LIMITED                                                                         259,482
       7,200   YAMAHA CORPORATION                                                                                   143,085
                                                                                                                  6,420,148
                                                                                                            ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.34%
      13,000   BANYAN TREE HOLDINGS LIMITED                                                                          13,845
       8,474   BOYD GAMING CORPORATION<<                                                                            135,160
       5,169   CHOICE HOTELS INTERNATIONAL INCORPORATED                                                             179,106
      13,586   EGYPTIAN FOR TOURISM RESORTS+                                                                         19,893
      12,352   EIH LIMITED                                                                                           37,197
       2,000   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                              40,261
       2,000   FUJITA KANKO INCORPORATED                                                                             13,508
      18,065   GAYLORD ENTERTAINMENT COMPANY+<<                                                                     513,227
      22,045   HONGKONG & SHANGHAI HOTELS LIMITED                                                                    38,362
         450   IMPERIAL HOTEL LIMITED                                                                                15,623
      20,653   INDIAN HOTELS COMPANY LIMITED                                                                         54,047
       4,460   INTERCONTINENTAL HOTELS GROUP PLC                                                                     73,503
      29,000   KLCC PROPERTY HOLDINGS BHD                                                                            27,210
       4,691   LAS VEGAS SANDS CORPORATION+                                                                         325,743
      13,809   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                          454,454
       2,220   MILLENNIUM & COPTHORNE HOTELS PLC                                                                     16,843
      72,600   MINOR INTERNATIONAL PCL                                                                               37,088
       1,136   ORBIS SA                                                                                              28,298
      18,719   ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                880,542
      52,000   SHANGRI-LA ASIA LIMITED                                                                              175,246
      14,533   SINO HOTELS HOLDINGS LIMITED                                                                           7,077
      14,482   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                  42,553
      25,601   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                 1,239,088
       8,724   TUI TRAVEL PLC                                                                                        42,210
      13,552   VAIL RESORTS INCORPORATED+<<                                                                         674,754
      34,304   WYNDHAM WORLDWIDE CORPORATION                                                                        750,572
                                                                                                                  5,835,410
                                                                                                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.47%
      21,000   3M COMPANY                                                                                         1,628,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      83,500   A-MAX HOLDINGS LIMITED                                                                       $         7,704
      23,866   ACTUANT CORPORATION CLASS A<<                                                                        871,348
      19,951   ADVANTECH COMPANY LIMITED                                                                             51,843
       1,726   ALSTOM RGPT                                                                                          435,085
      12,000   AMADA COMPANY LIMITED                                                                                109,960
         383   ANDRITZ AG                                                                                            25,913
      39,688   APPLE INCORPORATED+                                                                                7,491,110
      61,781   APPLIED MATERIALS INCORPORATED                                                                     1,223,882
       2,000   ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                              14,741
       7,175   ASTEC INDUSTRIES INCORPORATED+                                                                       279,179
      10,638   ATLAS COPCO AB CLASS A                                                                               188,366
       5,775   ATLAS COPCO AB CLASS B                                                                                93,595
      61,964   AXCELIS TECHNOLOGIES INCORPORATED+                                                                   353,814
      14,033   BAKER HUGHES INCORPORATED                                                                          1,243,604
      70,400   BENQ CORPORATION                                                                                      63,101
      10,487   BLACK BOX CORPORATION                                                                                300,977
      30,059   BRIGGS & STRATTON CORPORATION<<                                                                      443,370
      73,061   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                         588,872
      40,043   BROOKS AUTOMATION INCORPORATED+                                                                      408,038
          80   BUCHER INDUSTRIES AG                                                                                  20,935
      31,544   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                         2,232,684
      31,638   CAMERON INTERNATIONAL CORPORATION+                                                                 1,684,091
       3,700   CANON FINETECH INCORPORATED                                                                           56,121
       2,869   CAP GEMINI SA                                                                                        194,605
       1,700   CAPCOM COMPANY LIMITED                                                                                56,441
      26,959   CARLISLE COMPANIES INCORPORATED                                                                      901,239
       9,700   CASIO COMPUTER COMPANY LIMITED                                                                       128,082
      23,400   CATCHER TECHNOLOGY COMPANY LIMITED                                                                    80,817
       6,000   CHEN HSONG HOLDINGS                                                                                    2,737
      17,600   CHICONY ELECTRONICS COMPANY LIMITED                                                                   35,082
      21,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                       24,488
       2,400   CKD CORPORATION                                                                                       17,393
      27,000   CLEVO COMPANY+                                                                                        44,671
       1,514   CRANE GROUP LIMITED                                                                                   20,115
      10,191   CROMPTON GREAVES LIMITED                                                                              55,390
      26,093   CUMMINS INCORPORATED                                                                               1,837,469
       8,000   DAIHEN CORPORATION                                                                                    38,171
       1,169   DASSAULT SYSTEMES SA                                                                                  78,239
      90,088   DELL INCORPORATED+                                                                                 2,077,429
      87,650   DELTA ELECTRONICS INCORPORATED                                                                       250,247
      12,737   DIEBOLD INCORPORATED                                                                                 502,602
       1,100   DISCO CORPORATION                                                                                     56,659
      29,921   DONALDSON COMPANY INCORPORATED                                                                     1,540,333
       2,155   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                               256,286
       4,360   DOOSAN INFRACORE COMPANY LIMITED                                                                     143,069
      37,200   DOVER CORPORATION                                                                                  2,011,776
      12,751   DRESSER RAND GROUP INCORPORATED+                                                                     514,120
      12,000   DRIL-QUIP INCORPORATED+                                                                              700,080
          34   EACCESS LIMITED                                                                                       19,029
      31,600   EATON CORPORATION                                                                                  3,055,088
      16,000   EBARA CORPORATION                                                                                     53,880
      95,920   EMC CORPORATION+                                                                                   1,672,845
      70,720   ENTEGRIS INCORPORATED+<<                                                                             543,837
       8,145   FLOWSERVE CORPORATION                                                                              1,128,245
      18,868   FMC TECHNOLOGIES INCORPORATED+                                                                     1,355,666
      90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                     46,823
      30,600   FOXCONN TECHNOLOGY COMPANY LIMITED                                                                   177,649
      23,000   FUJI HEAVY INDUSTRIES LIMITED                                                                        107,778
       1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                            33,390
       1,100   FUJI SOFT INCORPORATED                                                                                21,286
      75,000   FUJITSU LIMITED                                                                                      607,570
      10,000   FURUKAWA COMPANY LIMITED                                                                              17,454
      21,866   GAMESTOP CORPORATION CLASS A+                                                                      1,084,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      22,501   GARDNER DENVER INCORPORATED+<<                                                               $     1,193,903
         689   GILDEMEISTER AG                                                                                       23,786
     116,915   HEWLETT-PACKARD COMPANY                                                                            5,502,020
       3,200   HEXAGON AB                                                                                            66,394
      24,900   HIGH TECH COMPUTER CORPORATION                                                                       662,591
       1,000   HISAKA WORKS LIMITED                                                                                  18,839
       3,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                       110,491
       5,000   HITACHI KOKI COMPANY LIMITED                                                                          84,804
     117,000   HITACHI LIMITED                                                                                      841,264
         900   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                          22,112
     250,000   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                         1,414,381
       4,000   HOSOKAWA MICRON CORPORATION                                                                           29,406
      34,573   IDEX CORPORATION                                                                                   1,342,815
       1,249   INDRA SISTEMAS SA                                                                                     34,102
       8,572   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                               377,511
      20,325   INTERMEC INCORPORATED+<<                                                                             459,345
      43,846   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        5,674,988
     100,800   INVENTEC COMPANY LIMITED                                                                              62,333
       8,000   ISEKI & COMPANY LIMITED                                                                               22,918
       3,006   IT HOLDINGS CORPORATION+                                                                              58,740
       1,300   ITOCHU TECHNO-SCIENCE CORPORATION                                                                     47,600
      22,500   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                     11,273
      15,427   JOY GLOBAL INCORPORATED                                                                            1,299,416
      12,356   KAYDON CORPORATION                                                                                   755,075
       5,000   KITZ CORPORATION                                                                                      28,078
      32,600   KOMATSU LIMITED                                                                                    1,032,859
       3,500   KONAMI CORPORATION                                                                                   127,822
      39,865   KUBOTA CORPORATION                                                                                   323,322
      32,759   KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                           231,934
      18,209   LAM RESEARCH CORPORATION+                                                                            741,106
      10,297   LARSEN & TOUBRO LIMITED                                                                              761,978
     126,000   LENOVO GROUP LIMITED                                                                                  92,515
      18,200   LEXMARK INTERNATIONAL INCORPORATED+                                                                  670,852
       6,990   LG PHILLIPS LCD COMPANY LIMITED                                                                      308,767
      98,390   LITE-ON TECHNOLOGY CORPORATION                                                                       116,506
       3,810   LOGITECH INTERNATIONAL SA+                                                                           124,801
       2,251   MAHARASHTRA SEAMLESS LIMITED                                                                          16,980
       4,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                28,989
       1,767   MAN AG                                                                                               275,656
      19,263   MANITOWOC COMPANY INCORPORATED                                                                       749,331
       1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                            2,315
       2,000   MAX COMPANY LIMITED                                                                                   25,517
       8,000   MEIDENSHA CORPORATION                                                                                 24,891
         800   MEITEC CORPORATION                                                                                    23,677
       2,000   MELCO HOLDINGS INCORPORATED                                                                           43,730
       2,085   METSO OYJ                                                                                            104,351
      35,363   MICROS SYSTEMS INCORPORATED+<<                                                                     1,165,918
       2,700   MISUMI GROUP INCORPORATED                                                                             51,864
       4,996   MISYS PLC                                                                                             15,736
      59,743   MITAC INTERNATIONAL CORPORATION                                                                       51,191
      76,000   MITSUBISHI ELECTRIC CORPORATION                                                                      860,065
       6,300   MITSUI HIGH-TEC INCORPORATED                                                                          51,753
       3,000   MIURA COMPANY LIMITED                                                                                 74,274
         500   MODEC INCORPORATED                                                                                    18,640
      17,889   MODINE MANUFACTURING COMPANY                                                                         281,573
       3,400   MORI SEIKI COMPANY LIMITED                                                                            65,149
       4,000   NABTESCO CORPORATION                                                                                  59,761
       5,000   NACHI-FUJIKOSHI CORPORATION                                                                           21,912
      18,670   NATIONAL OILWELL VARCO INCORPORATED+                                                               1,555,584
         601   NCSOFT CORPORATION                                                                                    28,006
         149   NEC CORPORATION                                                                                          790
         897   NEOPOST SA                                                                                           103,909
          17   NET ONE SYSTEMS COMPANY LIMITED                                                                       18,545

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         900   NETUREN COMPANY LIMITED                                                                      $        10,023
       1,900   NIHON UNISYS LIMITED                                                                                  29,089
       2,000   NIPPON THOMPSON COMPANY LIMITED                                                                       14,741
       5,600   NOMURA RESEARCH INSTITUTE LIMITED                                                                    138,645
      13,582   NORDSON CORPORATION                                                                                  975,867
      25,600   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                504,832
         270   OBIC COMPANY LIMITED                                                                                  47,331
       1,107   OCE NV                                                                                                15,603
         900   OILES CORPORATION                                                                                     19,209
       1,500   OKAYA & COMPANY LIMITED                                                                               20,063
       1,000   ORACLE CORPORATION JAPAN                                                                              43,256
       3,095   ORMAT INDUSTRIES                                                                                      41,757
         700   OTSUKA CORPORATION                                                                                    50,266
         679   OUTOTEC OYJ                                                                                           46,395
      23,479   PALL CORPORATION                                                                                     958,178
      63,484   PALM INCORPORATED+<<                                                                                 384,713
      24,000   PARKER HANNIFIN CORPORATION                                                                        2,032,080
         956   PASON SYSTEMS INCORPORATED                                                                            16,453
      19,163   PENTAIR INCORPORATED                                                                                 717,271
      41,900   PITNEY BOWES INCORPORATED                                                                          1,521,389
         588   PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                               15,505
     124,567   QUANTUM CORPORATION+<<                                                                               213,010
       1,108   RAMIRENT OYJ                                                                                          14,290
       3,700   RISO KAGAKU CORPORATION                                                                               54,050
     119,000   RITEK CORPORATION+                                                                                    28,065
       8,000   RYOBI LIMITED                                                                                         29,824
      19,416   SAGE GROUP PLC                                                                                        86,538
      98,000   SANYO ELECTRIC COMPANY LIMITED                                                                       250,066
         292   SCHINDLER HOLDING SA                                                                                  23,436
      10,203   SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                              329,863
         668   SHAW INDUSTRIES LIMITED CLASS A                                                                       23,309
      21,000   SHIHLIN ELECTRIC                                                                                      28,528
         900   SHIMA SEIKI MANUFACTURING LIMITED                                                                     29,539
       4,954   SIMS GROUP LIMITED                                                                                   178,038
       1,900   SINTOKOGIO LIMITED                                                                                    18,600
         976   SKF AB                                                                                                18,461
       2,200   SMC CORPORATION                                                                                      276,513
      28,511   SMITH INTERNATIONAL INCORPORATED                                                                   2,250,088
     118,500   SONUS NETWORKS INCORPORATED+<<                                                                       508,365
       1,061   SPIRAX-SARCO ENGINEERING PLC                                                                          24,044
       7,700   SPX CORPORATION                                                                                    1,023,176
       7,500   STANLEY ELECTRIC COMPANY LIMITED                                                                     202,760
      15,030   STANLEY WORKS                                                                                        730,157
         750   SULZER AG                                                                                            100,816
      21,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                    168,526
       4,000   TADANO LIMITED                                                                                        46,746
      10,052   TATA CONSULTANCY SERVICES LIMITED                                                                    246,038
       1,665   TATA TEA LIMITED                                                                                      33,826
       4,500   TDK CORPORATION                                                                                      308,623
      26,614   TERADATA CORPORATION+                                                                                718,844
      14,507   TEREX CORPORATION                                                                                  1,035,074
       2,505   THERMAX INDIA LIMITED                                                                                 25,218
       4,600   THK COMPANY LIMITED                                                                                   94,906
         760   TIETOENATOR OYJ                                                                                       16,849
      14,556   TIMKEN COMPANY                                                                                       533,186
      12,000   TORI HOLDINGS COMPANY LIMITED                                                                          1,480
      16,899   TORO COMPANY<<                                                                                       660,413
     114,000   TOSHIBA CORPORATION                                                                                1,004,610
       3,000   TOSHIBA MACHINE COMPANY LIMITED                                                                       22,624
      32,000   TPV TECHNOLOGY LIMITED                                                                                19,682
       3,500   TREND MICRO INCORPORATED                                                                             122,510
      11,000   TSUBAKIMOTO CHAIN COMPANY                                                                             74,085
         500   UNION TOOL COMPANY                                                                                    17,027

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      18,576   VARIAN MEDICAL SYSTEMS INCORPORATED<<                                                        $       883,103
      29,235   VERIFONE HOLDINGS INCORPORATED+<<                                                                    429,170
      10,490   WATSCO INCORPORATED                                                                                  487,785
       5,496   WEIR GROUP PLC                                                                                        98,201
      42,595   WESTERN DIGITAL CORPORATION+<<                                                                     1,598,590
         528   WINCOR NIXDORF AG                                                                                     41,934
      48,755   WISTRON CORPORATION                                                                                   83,392
      70,000   YIEH PHUI ENTERPRISE                                                                                  35,688
       1,750   ZARDOYA-OTIS SA                                                                                       53,199
       9,950   ZEBRA TECHNOLOGIES CORPORATION+                                                                      374,120
                                                                                                                 94,986,132
                                                                                                            ---------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
         338   DEMAG CRANES AG                                                                                       19,535
                                                                                                            ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.39%
       8,412   AON CORPORATION                                                                                      396,962
      17,958   ARTHUR J. GALLAGHER & COMPANY<<                                                                      458,468
         759   BALOISE HOLDING AG                                                                                    86,368
     360,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                             920,071
         568   CNP ASSURANCES                                                                                        69,871
         670   GRUPO CATALANA OCCIDENTE SA                                                                           21,368
         438   HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                        25,433
      15,710   HILB ROGAL & HOBBS COMPANY                                                                           486,382
       7,738   HUMANA INCORPORATED+                                                                                 395,025
       2,365   JARDINE LLOYD THOMPSON GROUP PLC                                                                      17,720
      16,509   MARSH & MCLENNAN COMPANIES INCORPORATED                                                              449,540
       3,200   MATSUI SECURITIES COMPANY LIMITED                                                                     22,857
      24,357   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                            594,798
      41,023   STANDARD LIFE PLC                                                                                    203,969
      10,000   TOKYO TATEMONO COMPANY LIMITED                                                                        85,088
      70,353   UNUM GROUP                                                                                         1,694,100
      21,381   WILLIS GROUP HOLDINGS LIMITED                                                                        766,081
                                                                                                                  6,694,101
                                                                                                            ---------------
INSURANCE CARRIERS: 3.78%
      10,468   ACE LIMITED                                                                                          628,813
       2,965   ADMIRAL GROUP PLC                                                                                     51,216
      21,769   AEGON NV                                                                                             332,438
      22,794   AETNA INCORPORATED                                                                                 1,074,965
      17,000   AIOI INSURANCE COMPANY LIMITED                                                                       105,948
       4,510   AKSIGORTA AS                                                                                          19,427
       6,639   ALLEANZA ASSICURAZIONI SPA                                                                            81,699
         785   ALLEGHANY CORPORATION+                                                                               294,768
       7,290   ALLIANZ AG                                                                                         1,380,130
           5   ALLIANZ AG ADR                                                                                            95
       9,386   ALLIED WORLD ASSURANCE HOLDINGS<<                                                                    428,002
      17,927   ALLSTATE CORPORATION                                                                                 913,201
         127   AMB GENERALI HOLDING AG                                                                               22,789
     178,049   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                 557,293
      13,269   AMERICAN FINANCIAL GROUP INCORPORATED<<                                                              395,682
      72,209   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          2,599,524
       3,093   AMERICAN NATIONAL INSURANCE COMPANY                                                                  341,065
      23,094   AMERIGROUP CORPORATION+                                                                              637,625
       5,039   AMLIN PLC                                                                                             28,947
      67,931   AMP LIMITED                                                                                          476,577
       8,305   ARCH CAPITAL GROUP LIMITED+                                                                          584,340
      18,624   ASSICURAZIONI GENERALI SPA                                                                           774,479
      19,013   ASSURANT INCORPORATED                                                                              1,293,454
      37,746   ASSURED GUARANTY LIMITED                                                                             871,933

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INSURANCE CARRIERS (continued)
      44,271   AVIVA PLC                                                                                    $       552,927
      30,681   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                    154,836
      28,667   AXA SA                                                                                             1,012,831
      27,310   AXIS CAPITAL HOLDINGS LIMITED                                                                        957,216
       5,842   BEAZLEY GROUP PLC                                                                                     15,825
       3,585   BRIT INSURANCE HOLDINGS PLC                                                                           15,393
       2,598   CATLIN GROUP LIMITED                                                                                  20,277
      26,500   CENTENE CORPORATION+                                                                                 559,415
      20,000   CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                                56,895
     336,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                       1,349,787
      12,036   CHUBB CORPORATION                                                                                    647,055
       8,880   CIGNA CORPORATION                                                                                    360,528
      30,034   CINCINNATI FINANCIAL CORPORATION                                                                   1,051,791
      34,182   COMMERCE GROUP INCORPORATED                                                                        1,256,872
      36,813   CONSECO INCORPORATED+                                                                                429,608
      26,731   DELPHI FINANCIAL GROUP CLASS A                                                                       772,259
      18,724   DISCOVERY HOLDINGS LIMITED                                                                            59,055
         540   DONGBU INSURANCE COMPANY LIMITED                                                                      22,097
      10,139   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                 341,279
       8,548   ERIE INDEMNITY COMPANY                                                                               437,572
         155   EULER HERMES SA                                                                                       14,635
      12,194   EVEREST REINSURANCE GROUP LIMITED                                                                  1,069,658
         300   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                    82,594
         424   FBD HOLDINGS PLC                                                                                      15,831
      41,429   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                           708,436
      15,564   FIRST AMERICAN CORPORATION                                                                           522,483
       1,309   FONDIARIA-SAI SPA                                                                                     32,522
      37,272   FRIENDS PROVIDENT PLC                                                                                 89,411
       6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                          18,896
      13,371   GENWORTH FINANCIAL INCORPORATED                                                                      295,499
       4,100   GREAT-WEST LIFECO INCORPORATED                                                                       129,693
         959   HANNOVER RUECKVERSICHERUNG AG                                                                         52,875
      10,282   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       730,742
      22,297   HCC INSURANCE HOLDINGS INCORPORATED                                                                  530,892
      15,999   HEALTH NET INCORPORATED+                                                                             495,969
          64   HELVETIA HOLDING AG                                                                                   25,453
      25,828   HORACE MANN EDUCATORS CORPORATION                                                                    420,738
       1,272   INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                       45,959
         478   ING CANADA INCORPORATED                                                                               18,647
      66,922   INSURANCE AUSTRALIA GROUP LIMITED                                                                    257,137
      11,353   IPC HOLDINGS LIMITED                                                                                 322,425
       3,397   KOREA REINSURANCE COMPANY                                                                             35,943
      96,239   LEGAL & GENERAL GROUP PLC                                                                            228,387
       5,960   LIBERTY GROUP LIMITED                                                                                 57,319
         902   LIBERTY HOLDINGS LIMITED                                                                              25,249
       8,760   LINCOLN NATIONAL CORPORATION                                                                         483,181
      14,431   LOEWS CORPORATION<<                                                                                  715,345
      24,300   MANULIFE FINANCIAL CORPORATION                                                                       938,397
      10,365   MAPFRE SA                                                                                             56,116
       1,446   MARKEL CORPORATION+                                                                                  585,124
      30,650   MAX CAPITAL GROUP LIMITED<<                                                                          739,278
      42,005   MBIA INCORPORATED+<<                                                                                 292,355
       2,596   MEDIOLANUM SPA                                                                                        14,923
       4,916   MERCURY GENERAL CORPORATION                                                                          250,028
       1,194   MERITZ FIRE MARINE INSURANCE                                                                          12,113
      13,920   METLIFE INCORPORATED<<                                                                               835,618
      51,239   MGIC INVESTMENT CORPORATION<<                                                                        615,893
       2,804   MILANO ASSICURAZIONI SPA                                                                              17,635
      29,300   MILLEA HOLDINGS INCORPORATED                                                                       1,209,021
      14,800   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                582,622
      19,048   MONTPELIER RE HOLDINGS LIMITED<<                                                                     319,435
       3,246   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                        608,518
         226   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                               639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INSURANCE CARRIERS (continued)
      29,479   NATIONWIDE FINANCIAL SERVICES                                                                $     1,504,313
      27,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                                  253,301
       9,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                         54,212
      88,654   OLD MUTUAL PLC                                                                                       205,470
      44,885   OLD REPUBLIC INTERNATIONAL CORPORATION                                                               675,519
      10,845   PARTNERRE LIMITED                                                                                    799,168
      25,740   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                       958,815
      67,792   PHOENIX COMPANIES INCORPORATED<<                                                                     686,733
     120,000   PICC PROPERTY & CASUALTY COMPANY LIMITED                                                              93,645
      60,500   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                     504,302
      35,822   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                             1,270,606
      49,577   PMI GROUP INCORPORATED                                                                               295,479
       6,000   POWER CORPORATION OF CANADA                                                                          202,959
       3,700   POWER FINANCIAL CORPORATION                                                                          132,643
       8,322   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                               448,389
      13,436   PROASSURANCE CORPORATION+                                                                            688,326
      13,508   PROTECTIVE LIFE CORPORATION                                                                          567,066
      14,362   PRUDENTIAL FINANCIAL INCORPORATED                                                                  1,072,841
      41,615   PRUDENTIAL PLC                                                                                       548,195
      31,802   QBE INSURANCE GROUP LIMITED                                                                          742,890
      49,013   RADIAN GROUP INCORPORATED<<                                                                          280,844
       5,552   REINSURANCE GROUP OF AMERICA INCORPORATED                                                            285,484
      11,933   RENAISSANCERE HOLDINGS LIMITED                                                                       622,425
       8,986   RLI CORPORATION                                                                                      459,544
      63,924   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                             173,606
      17,309   SAFECO CORPORATION                                                                                 1,159,703
       1,916   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                      415,733
     103,021   SANLAM LIMITED                                                                                       261,307
       2,513   SCOR REGROUPE                                                                                         63,531
      33,599   SELECTIVE INSURANCE GROUP INCORPORATED                                                               735,146
         515   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                               25,374
      34,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                   367,350
       3,034   ST JAMES'S PLACE PLC                                                                                  15,656
           1   STANCORP FINANCIAL GROUP INCORPORATED                                                                     30
       7,000   STOREBRAND ASA                                                                                        66,796
       9,700   SUN LIFE FINANCIAL INCORPORATED                                                                      451,515
         671   SWISS LIFE HOLDING                                                                                   188,794
       6,025   SWISS REINSURANCE                                                                                    467,953
       8,950   T&D HOLDINGS INCORPORATED                                                                            595,987
      10,000   TAIWAN LIFE INSURANCE COMPANY LIMITED                                                                 16,381
      20,029   THE TRAVELERS COMPANIES INCORPORATED                                                                 997,644
         200   TOPDANMARK AS                                                                                         34,206
      17,999   TORCHMARK CORPORATION                                                                              1,141,317
       7,013   UNIPOL SPA                                                                                            18,722
      57,202   UNITEDHEALTH GROUP INCORPORATED                                                                    1,956,880
       9,420   UNITRIN INCORPORATED                                                                                 326,874
      30,163   W.R. BERKLEY CORPORATION                                                                             817,116
       6,016   WELLCARE HEALTH PLANS INCORPORATED+                                                                  331,963
      17,500   WELLPOINT INCORPORATED+                                                                              976,850
       1,130   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                               539,010
       5,544   XL CAPITAL LIMITED CLASS A                                                                           193,541
      38,457   YAPI VE KREDI BANKASI AS                                                                              92,135
      23,124   ZENITH NATIONAL INSURANCE CORPORATION                                                                933,053
      12,540   ZURICH FINANCIAL SERVICES AG                                                                         366,988
                                                                                                                 65,555,892
                                                                                                            ---------------
INSURANCE-MULTI LINE: 0.00%
       1,751   FONDIARIA SAI SPA                                                                                     66,332
                                                                                                            ===============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INTERNET SOFTWARE: 0.00%
           6   ACCESS COMPANY LIMITED+                                                                      $        15,652
         732   FREENET AG                                                                                            12,515
                                                                                                                     28,167
                                                                                                            ---------------
INVESTMENT COMPANIES: 0.00%
         260   BB BIOTECH AG                                                                                         20,431
                                                                                                            ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.01%
     104,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                  17,110
      48,500   BERJAYA CORPORATION BHD                                                                               15,119
       1,319   GROUPE BRUXELLES LAMBERT SA                                                                          175,797
       2,719   TULLETT PREBON PLC                                                                                    24,951
                                                                                                                    232,977
                                                                                                            ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.08%
      52,471   CORRECTIONS CORPORATION OF AMERICA+                                                                1,352,702
                                                                                                            ---------------
LEATHER & LEATHER PRODUCTS: 0.11%
      26,809   BROWN SHOE COMPANY INCORPORATED                                                                      452,804
      15,786   COACH INCORPORATED+                                                                                  573,032
       9,364   GENESCO INCORPORATED+<<                                                                              268,653
      29,600   TIMBERLAND COMPANY                                                                                   544,936
                                                                                                                  1,839,425
                                                                                                            ---------------
LEGAL SERVICES: 0.12%
      20,655   FTI CONSULTING INCORPORATED+<<                                                                     1,240,539
       3,699   PRE-PAID LEGAL SERVICES INCORPORATED<<                                                               155,321
      14,867   RAYONIER INCORPORATED                                                                                705,588
                                                                                                                  2,101,448
                                                                                                            ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
          16   AP MOLLER-MAERSK AS                                                                                  199,562
      14,482   MACMAHON HOLDINGS LIMITED                                                                             23,947
                                                                                                                    223,509
                                                                                                            ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.07%
       2,487   BABCOCK INTERNATIONAL GROUP                                                                           30,741
      33,500   CHAMPION ENTERPRISES INCORPORATED+                                                                   279,725
      65,495   LOUISIANA-PACIFIC CORPORATION                                                                        795,109
         694   PFLEIDERER AG                                                                                         13,431
       1,466   SINO-FOREST CORPORATION+                                                                              30,689
         325   TECNICAS REUNIDAS SA                                                                                  27,177
     120,930   TERRANOVA SA                                                                                          27,936
         504   WEST FRASER TIMBER COMPANY LIMITED                                                                    17,936
                                                                                                                  1,222,744
                                                                                                            ---------------
MACHINERY: 0.03%
       3,500   DAIFUKU COMPANY LIMITED                                                                               41,109
       4,105   HUSQVARNA AB B SHARES                                                                                 42,244
      14,000   JAPAN STEEL WORKS                                                                                    290,837
       4,000   OKUMA CORPORATION                                                                                     47,315
       3,400   OSG CORPORATION                                                                                       43,927
         575   RHEINMETALL BERLIN                                                                                    45,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MACHINERY (continued)
               2,589  SEVAN MARINE ASA+                                                                     $        41,217
                                                                                                                    552,289
                                                                                                            ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.74%
       2,200   A&D COMPANY LIMITED                                                                                   22,205
      26,185   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                              634,201
      30,318   AFFYMETRIX INCORPORATED+<<                                                                           365,635
       2,819   AGFA-GEVAERT NV                                                                                       21,643
      16,663   AGILENT TECHNOLOGIES INCORPORATED+                                                                   623,030
       1,400   ALFA LAVAL AB                                                                                         98,108
      13,804   ALLERGAN INCORPORATED                                                                                795,386
         708   ALTANA AG                                                                                             13,394
      30,959   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                    467,790
      32,646   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                       1,134,775
      11,808   ARTHROCARE CORPORATION+<<                                                                            520,851
      12,560   BAYER AG                                                                                           1,113,787
       9,250   BECKMAN COULTER INCORPORATED                                                                         641,858
      10,482   BECTON DICKINSON & COMPANY                                                                           885,205
         123   BEKAERT SA                                                                                            19,750
       8,043   BIO-RAD LABORATORIES INCORPORATED+                                                                   719,688
      62,953   BOSTON SCIENTIFIC CORPORATION+                                                                       836,645
      24,100   CEPHEID INCORPORATED+                                                                                634,312
       2,298   COCHLEAR LIMITED                                                                                     119,025
      12,900   COHU INCORPORATED                                                                                    220,719
         412   COLOPLAST AS CLASS B                                                                                  36,349
         273   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS                                                           73,378
       2,700   COSEL COMPANY LIMITED                                                                                 30,555
      14,594   CR BARD INCORPORATED<<                                                                             1,330,973
      11,197   DANAHER CORPORATION                                                                                  875,381
      20,972   DENTSPLY INTERNATIONAL INCORPORATED                                                                  850,205
      17,643   DRS TECHNOLOGIES INCORPORATED                                                                      1,389,916
      55,602   EASTMAN KODAK COMPANY                                                                                851,823
       1,156   ELEKTA AB CLASS B                                                                                     20,758
      17,133   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                          1,087,603
      11,126   ESCO TECHNOLOGIES INCORPORATED+<<                                                                    573,100
       3,600   ESPEC CORPORATION                                                                                     36,505
       3,852   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                      242,286
      12,898   ESTERLINE TECHNOLOGIES CORPORATION+<<                                                                798,773
      17,941   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                33,738
      20,138   FLIR SYSTEMS INCORPORATED+<<                                                                         793,840
      20,886   FORMFACTOR INCORPORATED+<<                                                                           455,941
      21,700   FOSSIL INCORPORATED+<<                                                                               688,107
       1,153   FRESENIUS AG                                                                                         101,438
      18,000   FUJIFILM HOLDINGS CORPORATION                                                                        662,493
      10,000   FUJIKURA LIMITED                                                                                      44,678
      25,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                     99,127
       5,792   GARMIN LIMITED<<                                                                                     281,781
       2,800   GETINGE AB                                                                                            76,060
      11,156   HAEMONETICS CORPORATION+                                                                             628,752
       4,796   HALMA PLC                                                                                             19,951
       6,000   HITACHI CABLE LIMITED                                                                                 23,335
         400   HOGY MEDICAL COMPANY LIMITED                                                                          20,565
      36,450   HOLOGIC INCORPORATED+<<                                                                              875,894
      15,900   HOYA CORPORATION                                                                                     441,918
       5,551   INTUITIVE SURGICAL INCORPORATED+                                                                   1,629,718
      36,600   ION GEOPHYSICAL CORPORATION+                                                                         599,874
      14,714   ITRON INCORPORATED+<<                                                                              1,435,792
      18,500   KONICA MINOLTA HOLDINGS INCORPORATED                                                                 345,186
       4,080   LARGAN PRECISION COMPANY LIMITED                                                                      50,997
       2,058   LUXOTTICA GROUP SPA                                                                                   57,439
      52,123   MEDTRONIC INCORPORATED                                                                             2,641,072
      14,529   MENTOR CORPORATION<<                                                                                 457,809

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (continued)
       5,282   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                   $       547,743
       8,048   MILLIPORE CORPORATION<<                                                                              584,687
       9,571   MINE SAFETY APPLIANCES COMPANY                                                                       394,708
       3,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                32,726
      25,843   NATIONAL INSTRUMENTS CORPORATION                                                                     820,774
      14,632   NEWPORT CORPORATION<<                                                                                195,776
       1,500   NIHON KOHDEN CORPORATION                                                                              28,258
      13,000   NIKON CORPORATION                                                                                    414,343
       1,000   NIPRO CORPORATION                                                                                     17,520
       5,932   OLYMPUS CORPORATION ADR<<                                                                            193,304
      20,332   ORBOTECH LIMITED                                                                                     348,287
         951   ORION OYJ                                                                                             20,402
       5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                        34,529
      69,000   OSIM INTERNATIONAL LIMITED                                                                            17,737
       3,500   PARIS MIKI INCORPORATED                                                                               36,255
       5,016   PHARMAXIS LIMITED+                                                                                     8,342
         692   PHONAK HOLDING AG                                                                                     62,909
      11,231   RESMED INCORPORATED+<<                                                                               442,389
      19,051   ROCKWELL AUTOMATION INCORPORATED                                                                   1,115,436
      13,058   ROPER INDUSTRIES INCORPORATED                                                                        849,292
       9,000   SHIMADZU CORPORAION                                                                                   96,727
       5,002   SILEX SYSTEMS LIMITED+                                                                                34,231
      33,700   SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                             244,999
       2,425   SSL INTERNATIONAL PLC                                                                                 23,154
      15,306   ST. JUDE MEDICAL INCORPORATED                                                                        623,720
      39,706   STERIS CORPORATION<<                                                                               1,201,107
          84   STRAUMANN HOLDING AG                                                                                  22,990
      14,308   STRYKER CORPORATION<<                                                                                923,581
      27,700   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                 357,614
       3,300   SUZUKEN COMPANY LIMITED                                                                              126,153
       1,153   SYNTHES INCORPORATED                                                                                 162,178
       8,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                149,725
      16,922   TECHNE CORPORATION+                                                                                1,328,377
      13,984   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                  778,629
      33,908   TERADYNE INCORPORATED+                                                                               465,896
       6,900   TERUMO CORPORATION                                                                                   343,625
       1,200   TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                    19,022
         970   TITAN INDUSTRIES LIMTED                                                                               26,944
       1,200   TOA MEDICAL ELECTRONICS COMPANY                                                                       44,622
       1,400   TOPCON CORPORATION                                                                                    14,409
      17,668   TRIMBLE NAVIGATION LIMITED+                                                                          703,893
       4,300   USHIO INCORPORATED                                                                                    79,825
      13,387   VARIAN INCORPORATED+                                                                                 742,845
       2,991   VESTAS WIND SYSTEMS AS                                                                               411,734
      14,765   WATERS CORPORATION+                                                                                  908,343
         396   WILLIAM DEMANT HOLDING                                                                                29,651
       4,100   YAMATAKE CORPORATION                                                                                 115,898
      10,955   ZIMMER HOLDINGS INCORPORATED+                                                                        797,524
                                                                                                                 47,493,950
                                                                                                            ---------------
MEDIA: 0.00%
         820   MODERN TIMES GROUP MTG B SHARES                                                                       57,190
         977   VOCENTO SA                                                                                            15,777
                                                                                                                     72,967
                                                                                                            ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.06%
      18,793   INVACARE CORPORATION                                                                                 341,657
      15,300   NUVASIVE INCORPORATED+<<                                                                             647,649
                                                                                                                    989,306
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MEDICAL MANAGEMENT SERVICES: 0.06%
     281,100   BANGKOK CHAIN HOSPITAL PCL                                                                   $        69,204
      22,282   COVENTRY HEALTH CARE INCORPORATED+                                                                 1,025,640
                                                                                                                 1,094,844
                                                                                                            ---------------
MEDICAL PRODUCTS: 0.14%
      29,000   BAXTER INTERNATIONAL INCORPORATED                                                                  1,771,900
       8,056   ILLUMINA INCORPORATED+<<                                                                             632,235
         397   ROCHE HOLDINGS AG - BEARER SHARES                                                                     78,467
                                                                                                                  2,482,602
                                                                                                            ---------------
METAL MINING: 1.29%
       3,793   ACCOR SA                                                                                             289,441
       3,611   AFRICAN RAINBOW MINERALS LIMITED                                                                     142,115
       2,222   AGNICO EAGLE MINES LIMITED                                                                           157,325
      40,215   ALUMINA LIMITED                                                                                      218,326
     152,174   ANEKA TAMBANG TBK PT                                                                                  53,093
      21,997   ANGLO AMERICAN PLC                                                                                 1,489,783
       2,864   ANGLO PLATINUM LIMITED                                                                               498,713
      10,623   ANGLOGOLD ASHANTI LIMITED                                                                            399,972
       5,164   AQUILA RESOURCES LIMITED+                                                                             80,348
       2,262   AURIZON MINES LIMITED+                                                                                10,996
       5,200   BANPU PCL                                                                                             78,092
       3,268   BANRO CORPORATION+                                                                                    26,806
      13,900   BARRICK GOLD CORPORATION                                                                             560,001
       9,025   BHARAT FORGE LIMITED                                                                                  54,537
       4,500   BOLIDEN AB                                                                                            50,808
       5,200   CAMECO CORPORATION                                                                                   211,852
      19,141   CENTAMIN EGYPT LIMITED+                                                                               24,424
     156,000   CHINA MINING RESOURCES GROUP LIMITED+                                                                 16,992
       4,123   CIA DE MINAS BUENAVENTURA SA                                                                         272,303
      22,218   CIA MINERA MILPO SA                                                                                   80,550
      57,546   CIA VALE DO RIO DOCE                                                                               2,303,255
      11,763   CLEVELAND CLIFFS INCORPORATED<<                                                                    1,255,112
       9,842   COAL OF AFRICA LIMITED+                                                                               38,098
     243,200   COEUR D'ALENE MINES CORPORATION+<<                                                                   761,216
         629   COMPASS RESOURCES NL+                                                                                  1,491
       1,265   DENISON MINES CORPORATION+                                                                            10,503
       8,467   EASTERN PLATINUM LIMITED+                                                                             23,775
       4,392   ELDORADO GOLD CORPORATION+                                                                            35,583
       5,176   EQUIGOLD NL                                                                                           20,927
       6,051   EQUINOX MINERALS LIMITED+                                                                             28,014
         191   ERAMET                                                                                               191,764
       1,084   FIRST QUANTUM MINERALS LIMITED                                                                        85,140
         842   FNX MINING COMPANY INCORPORATED+                                                                      19,787
      75,806   FORTESCUE METALS GROUP LIMITED+                                                                      771,653
       1,514   FRANCO-NEVADA CORPORATION                                                                             32,761
       6,162   GABRIEL RESOURCES LIMITED+                                                                            18,543
       1,892   GAMMON LAKE RESOURCES INCORPORATED+                                                                   19,327
      14,745   GINDALBIE METALS LIMITED+                                                                             23,254
      28,606   GOLD FIELDS LIMITED                                                                                  367,482
      11,436   GOLDCORP INCORPORATED                                                                                460,041
     120,471   GRUPO MEXICO SAB DE CV                                                                               909,979
       1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                        8,700
      15,239   HARMONY GOLD MINING COMPANY LIMITED                                                                  181,244
       3,616   HINDALCO INDUSTRIES LIMITED                                                                           16,379
       6,787   HINDUSTAN ZINC LIMITED                                                                               104,806
       1,248   HUDBAY MINERALS INCORPORATED+                                                                         21,981
       4,701   IAMGOLD CORPORATION                                                                                   27,867
      27,385   IMPALA PLATINUM HOLDINGS LIMITED                                                                   1,169,681
       4,101   INDEPENDENCE GROUP NL                                                                                 25,282

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
METAL MINING (continued)
         676   INMET MINING CORPORATION                                                                     $        46,026
      95,928   INTERNATIONAL NICKEL INDONESIA TBK                                                                    62,819
       4,042   IVANHOE MINES LIMITED+                                                                                37,304
      12,681   KAGARA ZINC LIMITED                                                                                   59,391
       2,214   KATANGA MINING LIMITED+                                                                               30,059
       4,511   KAZAKHMYS PLC                                                                                        151,016
       5,223   KGHM POLSKA MIEDZ SA                                                                                 248,410
       9,769   KINROSS GOLD CORPORATION                                                                             194,869
         587   KOREA ZINC COMPANY LIMITED                                                                            74,939
       2,540   LONMIN PLC                                                                                           173,889
       4,655   LUNDIN MINING CORPORATION+                                                                            38,276
       6,401   MINARA RESOURCES LIMITED                                                                              29,000
       5,400   MINCOR RESOURCES NL                                                                                   16,620
       4,880   MINEFINDERS CORPORATION+                                                                              50,048
       3,262   MIRABELA NICKEL LIMITED+                                                                              20,734
      22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                              73,876
      12,447   MURCHISON METALS LIMITED+                                                                             49,253
      15,826   NEWCREST MINING LIMITED                                                                              481,629
      19,764   NEWMONT MINING CORPORATION<<                                                                         939,383
         608   NEWMONT MINING CORPORATION OF CANADA LIMITED                                                          28,925
       3,000   NIPPON DENKO COMPANY LIMITED                                                                          36,113
      11,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                    18,991
       4,935   NORTHAM PLATINUM LIMITED                                                                              44,380
     306,000   OCEAN GRAND HOLDINGS LIMITED                                                                          39,603
         700   ONOKEN COMPANY LIMITED                                                                                11,899
       1,618   OUTOKUMPU OYJ                                                                                         72,369
       5,000   PACIFIC METALS COMPANY LIMITED                                                                        43,398
         837   PAN AMERICAN SILVER CORPORATION+                                                                      27,740
      46,179   PAN AUSTRALIAN RESOURCES LIMITED+                                                                     47,007
      12,593   QUEST CAPITAL CORPORATION                                                                             25,348
       2,243   RED BACK MINING INCORPORATED+                                                                         17,879
       8,671   RESOLUTE MINING LIMITED+                                                                              21,134
      10,210   RIO TINTO LIMITED                                                                                  1,346,709
      16,229   RIO TINTO PLC                                                                                      1,946,567
       5,032   RIVERSDALE MINING LIMITED                                                                             51,944
       5,152   SALLY MALAY MINING LIMITED                                                                            23,637
         875   SESA GOA LIMITED                                                                                      88,459
       4,146   SHERRITT INTERNATIONAL CORPORATION                                                                    63,467
         680   SILVER STANDARD RESOURCES INCORPORATED+                                                               20,264
       1,187   SILVER WHEATON CORPORATION+                                                                           17,239
       1,891   SILVERCORP METALS INCORPORATED                                                                        14,388
         944   SOCIEDAD MINERA CERRO VERDE SA                                                                        25,894
       3,920   SOCIEDAD MINERA EL BROCAL SA                                                                          55,112
       1,920   SOUTHERN COPPER CORPORATION                                                                          211,642
      27,041   STILLWATER MINING COMPANY+<<                                                                         388,038
      42,782   SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                 15,334
       5,907   SXR URANIUM ONE INCORPORATED+                                                                         29,606
       6,875   TECK COMINCO INCORPORATED LIMITED                                                                    340,243
       1,162   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                           25,436
       1,200   TOHO TITANIUM COMPANY LIMITED                                                                         26,067
      54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                 11,573
       8,018   UNITED PHOSPHORUS LIMITED                                                                             64,495
       1,983   VEDANTA RESOURCES PLC                                                                                 98,360
      22,325   VOLCAN CIA MINERA SAA                                                                                 47,057
       4,171   WESTERN AREAS NL+                                                                                     40,146
      11,308   YAMANA GOLD INCORPORATED                                                                             172,996
     176,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                           166,665
      17,280   ZINIFEX LIMITED                                                                                      156,905
                                                                                                                 22,310,692
                                                                                                            ---------------
MINING: 0.01%
         947   ASSORE LIMITED                                                                                       103,297

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MINING (continued)
       1,908   AURELIAN RESOURCES INCORPORATED+                                                             $         9,025
                                                                                                                    112,322
                                                                                                            ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.55%
         588   ABER DIAMOND CORPORATION                                                                              17,511
       5,780   ANTOFAGASTA PLC                                                                                       78,945
     116,698   BHP BILLITON LIMITED                                                                               4,852,008
      46,958   BOART LONGYEAR GROUP                                                                                  92,907
       2,604   BRADKEN LIMITED                                                                                       22,176
      43,000   CHINA MOLYBDENUM COMPANY LIMITED                                                                      47,221
      11,000   DOWA MINING COMPANY LIMITED                                                                           83,058
      22,086   ILUKA RESOURCES LIMITED                                                                               77,895
      75,721   LIHIR GOLD LIMITED                                                                                   215,676
      17,759   LYNAS CORPORATION LIMITED+                                                                            25,207
       5,909   MIDWEST CORPORATION LIMITED+                                                                          39,874
      14,182   MINSUR SA                                                                                             44,840
      45,000   MITSUBISHI MATERIALS CORPORATION                                                                     215,566
      40,000   MONGOLIA ENERGY COMPANY LIMITED                                                                       90,724
      18,676   MOUNT GIBSON IRON LIMITED                                                                             58,371
      63,530   OXIANA LIMITED                                                                                       187,632
      13,646   PALADIN RESOURCES LIMITED+                                                                            76,171
       4,800   POTASH CORPORATION OF SASKATCHEWAN                                                                   953,285
         813   QUADRA MINING LIMITED+                                                                                18,656
       1,115   RANDGOLD RESOURCES LIMITED                                                                            47,443
      22,281   ST BARBARA LIMITED                                                                                    12,991
       3,800   STRAITS RESOURCES LIMITED                                                                             28,330
      21,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                352,390
       1,850   UMICORE                                                                                              101,195
      12,845   VULCAN MATERIALS COMPANY<<                                                                           988,173
      10,195   XSTRATA PLC                                                                                          805,591
                                                                                                                  9,533,836
                                                                                                            ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.05%
         901   AALBERTS INDUSTRIES NV                                                                                19,764
       6,434   AFRICAN OXYGEN LIMITED                                                                                21,984
     180,000   ALLIANCE GLOBAL GROUP INCORPORATED                                                                    13,984
       1,800   AMANO CORPORATION                                                                                     19,328
      21,000   ANTA SPORTS PRODUCTS LIMITED                                                                          22,200
         608   AREVA T&D INDIA LIMITED                                                                               21,716
         882   BHARAT ELECTRONICS LIMITED                                                                            23,941
      26,491   BLUESCOPE STEEL LIMITED                                                                              287,384
      16,473   BLYTH INCORPORATED                                                                                   320,565
       5,161   BUNZL PLC                                                                                             72,229
      37,348   CALLAWAY GOLF COMPANY                                                                                474,320
       1,819   CAMPBELL BROTHERS LIMITED                                                                             52,802
       2,080   CHEIL INDUSTRIES INCORPORATED                                                                        107,428
      25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED                                                         3,068
      26,356   CIPLA LIMITED INDIA                                                                                  131,671
       2,628   COLGATE PALMOLIVE INDIA LIMITED                                                                       25,754
       5,789   COOKSON GROUP PLC                                                                                     83,712
       4,431   CUMMINS INDIA LIMITED                                                                                 30,930
      11,414   DABUR INDIA LIMITED                                                                                   26,092
         903   DOOSAN CORPORATION                                                                                   185,851
       1,983   ELSWEDY CABLES HOLDING COMPANY+                                                                       51,597
      64,000   FIRST PACIFIC COMPANY LIMITED                                                                         46,582
      18,484   FKI PLC                                                                                               31,031
      32,000   FOSUN INTERNATIONAL                                                                                   24,439
      65,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                               88,456
      26,966   FUTURIS CORPORATION LIMITED                                                                           46,136
      47,000   GALAXY ENTERTAINMENT GROUP LIMITED                                                                    34,931

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       7,800   GINTECH ENERGY CORPORATION+                                                                  $        55,161
       4,300   GLORY LIMITED                                                                                        100,953
       3,402   GRASIM INDUSTRIES LIMITED                                                                            180,986
       6,598   GWA INTERNATIONAL LIMITED                                                                             17,784
      24,597   HASBRO INCORPORATED                                                                                  891,395
      20,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                            72,528
      11,529   HILLENBRAND INCORPORATED                                                                             255,367
       4,142   HILLS INDUSTRIES LIMITED                                                                              13,579
      47,917   HINDALCO INDUSTRIES LIMITED++                                                                        214,668
         700   HITACHI MAXELL LIMITED                                                                                 9,143
     237,835   IDT INTERNATIONAL LIMITED                                                                             10,514
       5,387   IMI PLC                                                                                               54,743
      19,623   INDUSTRIAS PENOLES SA DE CV                                                                          572,354
      11,785   INVENSYS PLC                                                                                          75,229
      51,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                 115,623
         261   ITALMOBILIARE SPA                                                                                     18,609
      17,197   JAKKS PACIFIC INCORPORATED+                                                                          405,849
       2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                    24,318
      90,963   JOHNSON & JOHNSON                                                                                  6,070,871
      12,000   JS GROUP CORPORATION                                                                                 204,781
      70,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                    216,467
         332   KOOR INDUSTRIES LIMITED                                                                               21,216
       2,100   KOSE CORPORATION                                                                                      49,004
         626   KRONES AG                                                                                             52,464
         469   LEONI AG                                                                                              23,772
      21,000   LITE-ON IT CORPORATION                                                                                17,510
       2,025   LUPIN LIMITED                                                                                         34,202
      69,695   MATTEL INCORPORATED                                                                                1,403,657
     117,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                  590,438
       1,200   MITSUBISHI PENCIL COMPANY LIMITED                                                                     16,995
       5,500   MITSUI MINING COMPANY LIMITED                                                                         17,060
      11,505   MORGAN CRUCIBLE COMPANY                                                                               48,145
       7,106   MOSER BAER INDIA LIMITED                                                                              30,446
         100   NAKANISHI INCORPORATED                                                                                10,672
       3,781   NATIONAL ALUMINIUM COMPANY LIMITED                                                                    47,981
       5,937   NEW HOPE CORPORATION LIMITED                                                                          29,111
       2,000   NIKKISO COMPANY LIMITED                                                                               16,145
       2,000   NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                 17,397
      15,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                291,690
         231   NKT HOLDING AS                                                                                        19,513
      63,600   NOBLE GROUP LIMITED                                                                                  116,779
      11,104   ORICA LIMITED                                                                                        321,581
       8,000   RELIANCE INDUSTRIES LIMITED<<++                                                                      905,806
         386   RHI AG                                                                                                18,100
         100   ROCKWOOL INTERNATIONAL AS                                                                             17,729
       2,100   SANRIO COMPANY LIMITED                                                                                22,211
       5,402   SHREE PRECOATED STEELS LIMITED                                                                        19,302
      60,000   SINGAMAS CONTAINER HOLDING                                                                            19,221
      57,472   SUZLON ENERGY LIMITED                                                                                375,521
       2,700   TOMY COMPANY LIMITED                                                                                  18,389
         823   TRELLEBORG AB CLASS B                                                                                 15,361
      15,629   TYCO INTERNATIONAL LIMITED                                                                           706,275
      40,420   UNIMICRON TECHNOLOGY CORPORATION                                                                      55,507
       2,771   UNITED SPIRITS LIMITED                                                                               109,867
      10,093   VIDEOCON INDUSTRIES LIMITED                                                                           83,504
       1,139   WARTSILA OYJ CLASS B                                                                                  80,502
      19,109   WESFARMERS LIMITED                                                                                   692,241
      55,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                             39,385
         351   ZAKLADY AZOTOWE PULAWY SA+                                                                            21,535
                                                                                                                 18,225,051
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MISCELLANEOUS RETAIL: 0.98%
      28,000   AEON COMPANY LIMITED                                                                         $       402,390
         309   AKER ASA CLASS A                                                                                      17,316
      24,000   ALIBABA.COM LIMITED+                                                                                  44,593
       3,800   ARCS COMPANY LIMITED                                                                                  53,529
      73,646   BLOCKBUSTER INCORPORATED+<<                                                                          239,350
      35,697   BORDERS GROUP INCORPORATED+<<                                                                        219,180
      38,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                   125,873
      50,000   CITIC PACIFIC LIMITED                                                                                214,636
       9,434   COMERCIAL SIGLO XXI SA                                                                                52,013
      20,027   COSTCO WHOLESALE CORPORATION                                                                       1,428,326
       5,800   CREDIT SAISON COMPANY LIMITED                                                                        137,270
       3,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                              16,798
      65,476   CVS CORPORATION                                                                                    2,801,718
      36,131   DICK'S SPORTING GOODS INCORPORATED+<<                                                                836,433
      36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                27,171
      38,727   DILLARD'S INCORPORATED<<                                                                             630,476
       9,710   EXPRESS SCRIPTS INCORPORATED+                                                                        700,188
         168   FAES FARMA I08 SHARES+                                                                                 2,082
       2,555   FAES FARMA SA(A)                                                                                      31,596
       8,378   FOSCHINI LIMITED                                                                                      37,424
         500   FUJI COMPANY LIMITED                                                                                   8,893
          22   GEO COMPANY LIMITED                                                                                   19,617
       4,400   HEIWADO COMPANY LIMITED                                                                               73,792
         900   HIKARI TSUSHIN INCORPORATED                                                                           32,356
       7,634   INDIABULLS FINANCIAL SERVICES LIMITED                                                                 66,136
       4,706   INMOBILIARIA COLONIAL SA                                                                               4,979
      13,500   ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                   162,123
       4,200   IZUMI COMPANY LIMITED                                                                                 70,996
       1,094   JEAN COUTU GROUP INCORPORATED CLASS A                                                                 10,229
      10,000   KASUMI COMPANY LIMITED                                                                                65,547
       4,000   LIFE CORPORATION                                                                                      56,915
      14,418   LONGS DRUG STORES CORPORATION                                                                        683,702
      10,124   MARVEL ENTERTAINMENT INCORPORATED+<<                                                                 344,520
       9,114   MASSMART HOLDINGS LIMITED                                                                             83,831
     136,000   METRO HOLDINGS LIMITED                                                                                84,903
      20,483   MSC INDUSTRIAL DIRECT COMPANY                                                                      1,116,324
       5,988   NATURA COSMETICOS SA                                                                                  69,029
      14,241   NUTRI SYSTEM INCORPORATED                                                                            292,225
       3,190   ORIX CORPORATION                                                                                     602,777
      15,302   ORKLA ASA                                                                                            220,673
      19,061   PETSMART INCORPORATED                                                                                446,790
       5,006   PRICELINE.COM INCORPORATED+<<                                                                        673,457
     107,964   RITE AID CORPORATION<<                                                                               242,919
         800   RYOHIN KEIKAKU COMPANY LIMITED                                                                        47,278
      14,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                   5,795
         940   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                             29,511
       1,700   SHIMACHU COMPANY LIMITED                                                                              43,863
       4,000   SHOPPERS DRUG MART CORPORATION                                                                       224,436
       2,930   SK NETWORKS COMPANY LIMITED                                                                           53,904
      32,402   STAPLES INCORPORATED                                                                                 759,827
         450   STOCKMANN OYJ ABP                                                                                     17,782
       2,400   THE DAIEI INCORPORATED+                                                                               17,712
       8,000   UNY COMPANY LIMITED                                                                                   84,007
      45,281   WALGREEN COMPANY                                                                                   1,631,022
      37,659   WOOLWORTHS HOLDINGS LIMITED                                                                           55,925
      28,027   ZALE CORPORATION+<<                                                                                  610,428
                                                                                                                 17,032,585
                                                                                                            ---------------
MISCELLANEOUS SERVICES: 0.05%
       8,395   DUN & BRADSTREET CORPORATION                                                                         767,135
      48,000   GLOBAL BIO-CHEM TECHNOLOGY                                                                            20,482
       4,636   IFIL INVESTMENTS SPA                                                                                  38,731

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
MISCELLANEOUS SERVICES (continued)
      47,471   INVERSIONES AGUAS METROPOLITANAS SA                                                          $        53,651
                                                                                                                    879,999
                                                                                                            ---------------
MOTION PICTURES: 0.46%
         549   ASTRAL MEDIA INCORPORATED                                                                             19,090
      17,619   AVID TECHNOLOGY INCORPORATED+<<                                                                      378,104
       3,000   ESUN HOLDINGS LIMITED                                                                                    788
     484,500   GLOBAL MEDIACOM TBK PT                                                                                27,047
      82,941   NEWS CORPORATION CLASS A                                                                           1,488,791
      19,787   NEWS CORPORATION CLASS B                                                                             368,038
       8,000   TELEVISION BROADCASTS LIMITED                                                                         53,102
     165,189   TIME WARNER INCORPORATED                                                                           2,623,201
       4,800   TOHO COMPANY LIMITED TOKYO                                                                           105,179
       6,370   TVN SA PLN                                                                                            55,097
      80,700   WALT DISNEY COMPANY                                                                                2,711,520
      13,569   ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                 72,967
                                                                                                                  7,902,924
                                                                                                            ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.32%
      13,735   ARKANSAS BEST CORPORATION                                                                            510,393
      36,281   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                               156,442
       8,754   CON-WAY INCORPORATED                                                                                 427,283
       2,176   CONTAINER CORPORATION OF INDIA                                                                        44,343
      32,000   COSCO PACIFIC LIMITED                                                                                 60,606
       2,980   DSV A/S                                                                                               76,295
      28,000   EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                               25,696
       2,389   FORD OTOMOTIV SANAYI AS                                                                               21,561
      12,658   FORWARD AIR CORPORATION                                                                              468,979
       5,000   FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                 18,545
       1,400   HITACHI TRANSPORT SYSTEM LIMITED                                                                      17,410
      23,105   LANDSTAR SYSTEM INCORPORATED                                                                       1,287,411
       3,167   MAINFREIGHT LIMITED                                                                                   17,817
       5,000   MITSUBISHI LOGISTICS CORPORATION                                                                      61,563
      18,734   MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                          348,778
      39,000   NIPPON EXPRESS COMPANY LIMITED                                                                       196,073
       2,000   NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                25,726
      13,030   OLD DOMINION FREIGHT LINE+<<                                                                         393,245
       9,000   SANKYU INCORPORATED                                                                                   51,309
         700   SCANIA AB                                                                                             14,786
       6,000   SEINO HOLDINGS COMPANY LIMITED                                                                        35,629
      43,000   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                          112,443
      32,125   WERNER ENTERPRISES INCORPORATED<<                                                                    608,448
      36,205   YRC WORLDWIDE INCORPORATED<<                                                                         632,139
                                                                                                                  5,612,920
                                                                                                            ---------------
MULTI MEDIA: 0.00%
       1,120   SANOMAWSOY OYJ                                                                                        29,046
                                                                                                            ---------------
MULTI-INDUSTRY COMPANIES: 0.01%
      38,000   FRASER & NEAVE LIMITED                                                                               137,593
                                                                                                            ---------------
NEWSPAPERS: 0.00%
         138   AXEL SPRINGER AG                                                                                      15,112
                                                                                                            ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.60%
       2,820   ACOM COMPANY LIMITED                                                                                  88,810
       3,000   AEON CREDIT SERVICE COMPANY LIMITED                                                                   43,113
       2,600   AIFUL CORPORATION                                                                                     45,109

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
      46,780   AMERICAN EXPRESS COMPANY                                                                     $     2,168,253
      71,687   AMERICREDIT CORPORATION+<<                                                                           974,226
           1   APOLLO INVESTMENT CORPORATION<<                                                                           18
         462   BANCA ITALEASE SPA                                                                                     5,265
       7,122   BRADFORD & BINGLEY PLC                                                                                12,450
      12,015   CAPITAL ONE FINANCIAL CORPORATION                                                                    578,162
      34,392   CAPITAL SOURCE INCORPORATED<<                                                                        528,261
       8,749   CATTLES PLC                                                                                           31,672
      53,979   CIT GROUP INCORPORATED<<                                                                             539,790
      19,607   COMPUCREDIT CORPORATION+                                                                             179,992
     111,788   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                  588,005
      16,448   CREDIT SUISSE GROUP                                                                                  837,984
      31,607   FANNIE MAE<<                                                                                         854,021
      10,849   FINANSBANK AS TURKEY                                                                                  45,397
     215,220   FIRST FINANCIAL HOLDING COMPANY LIMITED                                                              255,203
      39,079   FIRST MARBLEHEAD CORPORATION+<<                                                                      128,570
     110,100   FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                 516,375
         700   FUYO GENERAL LEASE COMPANY LIMITED                                                                    20,784
       4,600   HITACHI CAPITAL CORPORATION                                                                           76,841
       4,265   HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                             12,806
       2,700   IBJ LEASING COMPANY LIMITED                                                                           57,499
      26,947   IFCI LIMITED                                                                                          39,511
      45,372   INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                   157,367
       1,108   INTERNATIONAL PERSONAL FINANCE PLC                                                                     5,657
       6,011   IRISH LIFE & PERMANENT PLC                                                                           105,205
       2,260   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                            105,475
         263   ORIX CORPORATION ADR                                                                                  24,898
      32,776   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                               541,787
       5,321   POWER FINANCE CORPORATION LIMITED                                                                     17,578
       3,150   PROMISE COMPANY LIMITED                                                                              100,697
       1,666   PROVIDENT FINANCIAL PLC                                                                               26,352
       1,690   REDECARD SA                                                                                           35,587
       7,952   SAMPO OYJ                                                                                            230,105
         447   SAMSUNG CARD COMPANY LIMITED                                                                          22,913
          11   SHINKIN CENTRAL BANK                                                                                  45,912
       4,640   SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                             37,875
       5,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                22,292
       3,100   TOKYO LEASING COMPANY                                                                                 30,612
     140,060   TRANSCEND INFORMATION INCORPORATED                                                                   152,720
      14,611   TURKIYE HALK BANKASI AS                                                                               88,112
      25,000   UFJ NICOS COMPANY LIMITED                                                                             93,673
                                                                                                                 10,472,934
                                                                                                            ---------------
NON-FERROUS METALS: 0.00%
         800   SUMITOMO TITANIUM CORPORATION                                                                         48,036
                                                                                                            ---------------
OFFICE EQUIPMENT: 0.03%
      42,100   XEROX CORPORATION                                                                                    571,718
                                                                                                            ---------------
OIL & GAS EXTRACTION: 6.17%
         845   ABAN OFFSHORE LIMITED                                                                                 79,646
         700   ADDAX PETROLEUM CORPORATION                                                                           36,282
      15,156   ANADARKO PETROLEUM CORPORATION                                                                     1,136,245
       2,300   AOC HOLDINGS INCORPORATED                                                                             28,755
      10,593   APACHE CORPORATION                                                                                 1,420,098
      11,177   ARC ENERGY LIMITED+                                                                                   16,559
         879   ARKEMA                                                                                                56,149
      19,379   ARROW ENERGY NL+                                                                                      61,680
      11,815   ATWOOD OCEANICS INCORPORATED+<<                                                                    1,204,067
      12,226   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                             50,131
       8,266   BANKERS PETROLEUM LIMITED+                                                                            16,805

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION (continued)
      24,795   BEACH PETROLEUM LIMITED                                                                      $        39,578
      53,883   BG GROUP PLC                                                                                       1,351,291
       5,902   BHARAT PETROLEUM CORPORATION LIMITED                                                                  49,615
       1,758   BIRCHCLIFF ENERGY LIMITED+                                                                            21,710
      57,200   BJ SERVICES COMPANY                                                                                1,727,440
         617   BONAVISTA ENERGY TRUST                                                                                20,306
         680   BOURBON SA                                                                                            46,862
     306,955   BP PLC                                                                                             3,696,934
      13,885   CABOT OIL & GAS CORPORATION                                                                          836,571
       2,068   CAIRN ENERGY PLC+                                                                                    137,889
      59,664   CAIRN INDIA LIMITED+                                                                                 402,562
       8,627   CANADIAN NATURAL RESOURCES LIMITED                                                                   844,293
       3,818   CANADIAN OIL SANDS TRUST                                                                             192,283
      19,608   CHENIERE ENERGY INCORPORATED+<<                                                                       96,079
      22,193   CHESAPEAKE ENERGY CORPORATION                                                                      1,215,511
     780,000   CHINA PETROLEUM & CHEMICAL CORPORATION                                                               785,607
         255   CIA ESPANOLA DE PETROLEOS SA                                                                          27,849
      16,038   CIMAREX ENERGY COMPANY                                                                             1,092,829
      50,000   CNPC (HONG KONG) LIMITED                                                                              26,269
       1,801   COMPTON PETROLEUM CORPORATION+                                                                        20,573
       3,414   CONNACHER OIL & GAS LIMITED+                                                                          15,943
      30,000   COSMO OIL COMPANY LIMITED                                                                            118,953
         745   CRESCENT POINT ENERGY TRUST                                                                           27,090
       1,383   DANA PETROLEUM PLC+                                                                                   50,135
      29,053   DELTA PETROLEUM CORPORATION+<<                                                                       642,071
      34,878   DENBURY RESOURCES INCORPORATED+                                                                    1,184,457
      13,505   DEVON ENERGY CORPORATION                                                                           1,565,770
       2,934   DIAMOND OFFSHORE DRILLING INCORPORATED                                                               400,315
      11,000   DNO ASA                                                                                               21,467
       3,983   DRAGON OIL PLC+                                                                                       41,083
         657   DUVERNAY OIL CORPORATION+                                                                             37,353
      12,252   ENCANA CORPORATION                                                                                 1,103,740
     277,500   ENERGI MEGA PERSADA                                                                                   33,068
       2,124   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                 50,144
       1,978   ENERPLUS RESOURCES                                                                                    92,470
       9,439   ENI SPA<<                                                                                            770,128
      21,042   ENSCO INTERNATIONAL INCORPORATED                                                                   1,511,447
       2,021   ENSIGN ENERGY SERVICES INCORPORATED                                                                   45,135
      11,248   EOG RESOURCES INCORPORATED                                                                         1,446,830
      16,470   EQUITABLE RESOURCES INCORPORATED                                                                   1,156,688
      48,461   ESSAR OIL LIMITED                                                                                    255,575
       1,056   ESTABLISSEMENTS MAUREL ET PROM                                                                        26,384
      52,766   EXCO RESOURCES INCORPORATED+                                                                       1,315,984
       1,780   EXPRO INTERNATIONAL GROUP                                                                             56,980
      11,500   FOREST OIL CORPORATION+                                                                              767,625
         397   FRED OLSEN ENERGY ASA+                                                                                25,126
       1,079   GALLEON ENERGY INCORPORATED A+                                                                        18,972
       2,281   GALP ENERGIA SGPS SA                                                                                  57,524
     164,551   GAZPROM ADR<<                                                                                      9,938,880
      38,562   GLOBAL INDUSTRIES LIMITED+<<                                                                         665,195
     115,536   GREY WOLF INCORPORATED+<<                                                                            904,647
       5,054   GRUPA LOTOS SA+                                                                                       78,080
      40,238   HALLIBURTON COMPANY                                                                                1,954,757
         932   HARVEST ENERGY TRUST                                                                                  22,953
      12,121   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                         468,234
       1,450   HELLENIC PETROLEUM SA                                                                                 23,551
      14,136   HELMERICH & PAYNE INCORPORATED                                                                       885,620
     147,189   HONG KONG & CHINA GAS COMPANY LIMITED                                                                362,507
      61,794   HORIZON OIL LIMITED                                                                                   25,692
       4,700   HUSKY ENERGY INCORPORATED                                                                            235,851
         900   IDEMITSU KOSAN COMPANY LIMITED                                                                        96,471
       5,244   INDIAN OIL CORPORATION LIMITED                                                                        52,631
       1,000   JAPAN PETROLEUM EXPLORATION COMPANY                                                                   71,808

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION (continued)
       6,158   JOHN WOOD GROUP PLC                                                                          $        54,405
      37,939   LUKOIL ADR<<                                                                                       4,245,374
       3,029   LUNDIN PETROLEUM AB+                                                                                  46,819
         303   MAJOR DRILLING GROUP INTERNATIONAL+                                                                   16,772
       9,088   MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                           17,789
      50,260   MARINER ENERGY INCORPORATED+                                                                       1,643,502
     174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                     94,332
       2,147   MOL HUNGARIAN OIL & GAS PLC                                                                          323,702
       1,893   NESTE OIL OYJ LIMITED                                                                                 63,053
       7,400   NEXEN INCORPORATED                                                                                   284,575
      14,594   NEXUS ENERGY LIMITED+                                                                                 25,945
         604   NIKO RESOURCES LIMITED                                                                                56,035
      37,000   NIPPON MINING HOLDINGS INCORPORATED                                                                  231,645
      54,000   NIPPON OIL CORPORATION                                                                               390,324
      38,304   NOBLE CORPORATION                                                                                  2,418,515
      24,370   NOBLE ENERGY INCORPORATED                                                                          2,374,857
      11,687   NORSK HYDRO ASA                                                                                      185,486
       1,005   NUVISTA ENERGY LIMITED+                                                                               18,813
      26,662   OCCIDENTAL PETROLEUM CORPORATION                                                                   2,451,038
       7,916   OCEANEERING INTERNATIONAL INCORPORATED+                                                              564,886
      17,887   OIL & NATURAL GAS CORPORATION LIMITED                                                                364,523
      37,539   OIL REFINERIES LIMITED                                                                                35,062
      32,207   OIL SEARCH LIMITED                                                                                   189,011
       2,743   OILEXCO INCORPORATED+                                                                                 43,370
       2,895   OMV AG                                                                                               238,345
       2,891   OPTI CANADA INCORPORATED+                                                                             65,466
      30,849   ORIGIN ENERGY LIMITED                                                                                459,975
      69,818   PARKER DRILLING COMPANY                                                                              624,173
       1,300   PENGROWTH ENERGY TRUST                                                                                26,612
       3,356   PENN WEST ENERGY TRUST                                                                               110,297
       8,400   PETRO-CANADA                                                                                         484,674
       1,232   PETROBANK ENERGY & RESOURCES LIMITED+                                                                 71,172
     858,000   PETROCHINA COMPANY LIMITED                                                                         1,233,583
       3,921   PETROFAC LIMITED                                                                                      48,583
     105,562   PETROLEO BRASILEIRO SA                                                                             3,738,316
       2,756   PETROLEUM GEO-SERVICES ASA+                                                                           81,137
         823   PEYTO ENERGY TRUST                                                                                    16,061
         910   PRECISION DRILLING TRUST                                                                              24,252
       1,318   PREMIER OIL PLC+                                                                                      44,932
      23,661   PRIDE INTERNATIONAL INCORPORATED+                                                                  1,039,664
         845   PROEX ENERGY LIMITED+                                                                                 16,992
       1,900   PROSAFE ASA                                                                                           20,290
       1,765   PROVIDENT ENERGY TRUST                                                                                20,286
     102,181   PTT AROMATICS & REFINING PCL                                                                          86,474
          92   PTT AROMATICS & REFINING PCL THB                                                                          78
      65,100   PTT EXPLORATION & PRODUCTION PCL                                                                     374,633
       7,700   PTT PCL                                                                                               79,618
      31,800   PTT PCL THB                                                                                          328,814
      15,191   QUEENSLAND GAS COMPANY LIMITED+                                                                       89,005
      16,388   QUICKSILVER RESOURCES INCORPORATED+<<                                                                597,015
      21,574   RANGE RESOURCES CORPORATION                                                                        1,418,706
       1,475   REAL RESOURCES INCORPORATED+                                                                          27,152
      13,472   REPSOL YPF SA                                                                                        557,508
       8,115   ROC OIL COMPANY LIMITED+                                                                              18,615
      21,558   ROWAN COMPANIES INCORPORATED                                                                         951,786
      44,885   ROYAL DUTCH SHELL PLC CLASS B                                                                      1,871,616
       4,788   SAIPEM SPA                                                                                           219,891
      22,455   SANTOS LIMITED                                                                                       452,431
      44,700   SAPURACREST PETROLEUM BHD                                                                             19,315
       3,882   SARAS SPA                                                                                             23,916
         839   SAVANNA ENERGY SERVICES CORPORATION                                                                   18,079
      54,100   SCHLUMBERGER LIMITED                                                                               5,471,133
      10,281   SEACOR HOLDINGS INCORPORATED+<<                                                                      914,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION (continued)
       6,300   SHOWA SHELL SEKIYU KK                                                                        $        68,904
      12,355   SNAM RETE GAS SPA                                                                                     82,075
         834   SOCO INTERNATIONAL+                                                                                   31,720
      48,824   SOUTHWESTERN ENERGY COMPANY                                                                        2,164,856
      26,974   ST. MARY LAND & EXPLORATION COMPANY                                                                1,374,595
       9,340   SUNSHINE GAS LIMITED+                                                                                 24,818
      34,668   SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                           1,861,325
      44,120   SURGUTNEFTEGAZ                                                                                       264,720
     127,200   SURGUTNEFTEGAZ ADR<<                                                                               1,568,376
      16,200   TALISMAN ENERGY INCORPORATED                                                                         372,065
       2,122   TECHNIP SA                                                                                           198,968
      32,721   TETRA TECHNOLOGIES INCORPORATED+                                                                     704,156
      10,101   TIDEWATER INCORPORATED                                                                               690,201
       9,000   TONENGENERAL SEKIYU KK                                                                                85,800
      34,380   TOTAL SA                                                                                           3,000,053
      14,439   TRANSOCEAN INCORPORATED                                                                            2,168,593
       1,946   TRICAN WELL SERVICE LIMITED                                                                           41,932
      11,374   TULLOW OIL PLC                                                                                       200,524
      21,696   ULTRA PETROLEUM CORPORATION+                                                                       1,886,901
       7,531   UTS ENERGY CORPORATION+                                                                               42,445
       2,097   VENTURE PRODUCTION PLC+                                                                               36,368
         485   VERMILION ENERGY TRUST                                                                                19,481
      13,040   W-H ENERGY SERVICES INCORPORATED+                                                                  1,115,311
      30,932   WEATHERFORD INTERNATIONAL LIMITED+                                                                 1,411,427
       1,617   WESTERNZAGROS RESOURCES LIMITED+                                                                       4,410
      18,258   WHITING PETROLEUM CORPORATION+<<                                                                   1,707,671
      15,816   WOODSIDE PETROLEUM LIMITED                                                                           982,605
      23,213   XTO ENERGY INCORPORATED                                                                            1,476,811
                                                                                                                106,976,144
                                                                                                            ---------------
OIL FIELD SERVICES: 0.00%
         860   FUGRO NV                                                                                              75,741
                                                                                                            ---------------
PAPER & ALLIED PRODUCTS: 0.45%
      25,300   ABITIBIBOWATER INCORPORATED+<<                                                                       300,564
       1,791   AHLSTROM OYJ                                                                                          42,965
      19,504   BEMIS COMPANY INCORPORATED                                                                           518,806
      10,000   C C LAND HOLDINGS LIMITED                                                                             10,277
       4,969   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                      175,303
       3,000   DAIO PAPER CORPORATION                                                                                24,815
      91,413   DOMTAR CORPORATION+                                                                                  628,007
       4,990   DS SMITH PLC                                                                                          13,270
       3,400   GREIF INCORPORATED CLASS A                                                                           227,936
       5,000   HOKUETSU PAPER MILLS LIMITED                                                                          22,576
         600   HOLMEN AB CLASS B                                                                                     20,448
      13,700   INTERNATIONAL PAPER COMPANY                                                                          372,914
      13,716   KIMBERLY-CLARK CORPORATION                                                                           875,081
      12,000   LEE & MAN PAPER MANUFACTURING LIMITED                                                                 25,003
      33,758   MEADWESTVACO CORPORATION                                                                             868,593
       9,000   MITSUBISHI PAPER MILLS LIMITED                                                                        22,624
       5,436   MONDI PLC                                                                                             38,764
       6,201   NEENAH PAPER INCORPORATED                                                                            131,771
      33,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                   35,944
          38   NIPPON PAPER GROUP INCORPORATED                                                                      108,499
         500   NORSKE SKOGINDUSTRIER ASA                                                                              2,528
      46,547   OFFICEMAX INCORPORATED                                                                             1,009,139
      35,000   OJI PAPER COMPANY LIMITED                                                                            169,987
      18,155   PACKAGING CORPORATION OF AMERICA                                                                     472,756
      15,985   PAPERLINX LIMITED                                                                                     34,529
         516   POTLATCH CORPORATION                                                                                  24,943
       8,000   RENGO COMPANY LIMITED                                                                                 54,563

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
PAPER & ALLIED PRODUCTS (continued)
       8,799   SAPPI LIMITED                                                                                $       125,869
       1,521   SMURFIT KAPPA GROUP PLC                                                                               15,499
         306   SOCIETE BIC SA                                                                                        15,234
      19,097   SONOCO PRODUCTS COMPANY                                                                              661,138
       9,100   STORA ENSO OYJ                                                                                       110,568
       1,000   SVENSKA CELLULOSA AB CLASS A                                                                          16,165
      11,200   SVENSKA CELLULOSA AB CLASS B                                                                         179,652
       8,361   UPM-KYMMENE OYJ                                                                                      162,595
      30,824   WAUSAU PAPER CORPORATION                                                                             292,828
      79,000   YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                     36,379
                                                                                                                  7,848,532
                                                                                                            ---------------
PERSONAL SERVICES: 0.32%
      25,500   CINTAS CORPORATION                                                                                   752,760
      62,911   H & R BLOCK INCORPORATED                                                                           1,468,343
       3,350   PANTALOON RETAIL INDIA LIMITED                                                                        35,642
      18,965   REGIS CORPORATION                                                                                    575,398
      50,860   SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                                383,484
     173,843   SERVICE CORPORATION INTERNATIONAL US                                                               1,860,120
       5,325   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                           222,638
       6,932   WORLEYPARSONS LIMITED                                                                                247,136
                                                                                                                  5,545,521
                                                                                                            ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.57%
      41,013   POLISH OIL & GAS                                                                                      76,814
      10,872   ASHLAND INCORPORATED                                                                                 583,500
       4,220   CALTEX AUSTRALIA LIMITED                                                                              60,301
      66,666   CHEVRON CORPORATION                                                                                6,609,934
      58,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                   196,953
     509,000   CNOOC LIMITED                                                                                        887,044
         689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+<<                                                      37,054
      46,422   CONOCOPHILLIPS                                                                                     4,321,888
      20,350   ENI SPA                                                                                              828,842
         890   ERG SPA                                                                                               20,354
     172,822   EXXON MOBIL CORPORATION                                                                           15,339,681
      89,000   FORMOSA PETROCHEMICAL CORPORATION                                                                    254,687
      15,300   FRONTIER OIL CORPORATION<<                                                                           460,683
      25,405   HEADWATERS INCORPORATED+<<                                                                           276,152
       4,030   HINDUSTAN PETROLEUM CORPORATION LIMITED                                                               23,209
      20,249   HOLLY CORPORATION                                                                                    859,570
       5,000   IMPERIAL OIL LIMITED                                                                                 290,610
          35   INPEX HOLDINGS INCORPORATED                                                                          441,567
      22,961   MARATHON OIL CORPORATION                                                                           1,179,953
         681   MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                              16,528
      25,261   MURPHY OIL CORPORATION                                                                             2,340,432
       5,582   PETROL OFISI                                                                                          26,564
     142,000   PETRON CORPORATION                                                                                    16,547
      45,300   PETRONAS DAGANGAN BHD                                                                                112,551
         871   PETROPLUS HOLDINGS AG+                                                                                53,568
      13,864   POLSKI KONCERN NAFTOWY ORLEN SA                                                                      256,462
       1,096   PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                          17,372
      41,106   RELIANCE PETROLEUM LIMITED+                                                                          169,149
      57,677   ROYAL DUTCH SHELL PLC CLASS A                                                                      2,462,655
       3,283   S-OIL CORPORATION                                                                                    235,536
       2,087   SBM OFFSHORE NV                                                                                       82,859
       4,137   SEADRILL LIMITED                                                                                     134,966
      14,200   SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                       48,210
      10,000   SINGAPORE PETROLEUM COMPANY LIMITED                                                                   50,678
       1,766   SK CORPORATION                                                                                       277,746

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
       3,645   SK ENERGY COMPANY LIMITED                                                                    $       452,949
      15,075   STATOIL ASA                                                                                          584,858
      15,000   SUNCOR ENERGY INCORPORATED                                                                         1,023,702
      22,693   SUNOCO INCORPORATED                                                                                1,009,158
      26,245   TESORO CORPORATION                                                                                   652,188
      37,200   THAI OIL PCL                                                                                          73,267
      17,000   TOHO GAS COMPANY LIMITED                                                                              87,887
       5,604   TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                140,238
      17,551   VALERO ENERGY CORPORATION                                                                            892,293
       9,600   WD-40 COMPANY                                                                                        332,544
      12,286   WORLD FUEL SERVICES CORPORATION                                                                      295,970
                                                                                                                 44,595,673
                                                                                                            ---------------
PHARMACEUTICALS: 0.03%
      22,108   SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                              588,957
                                                                                                            ---------------
PIPELINES: 0.03%
      11,896   APA GROUP                                                                                             32,746
      64,000   CHINA GAS HOLDINGS LIMITED                                                                            22,717
       1,727   INTER PIPELINE                                                                                        17,381
       1,032   PEMBINA PIPELINE                                                                                      18,457
       9,400   TRANSCANADA CORPORATION                                                                              370,475
                                                                                                                    461,776
                                                                                                            ---------------
PRIMARY METAL INDUSTRIES: 1.93%
       4,000   AICHI STEEL CORPORATION                                                                               20,489
      15,921   AK STEEL HOLDING CORPORATION<<                                                                     1,130,391
      26,265   ALCOA INCORPORATED                                                                                 1,066,096
      13,587   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                1,019,025
     176,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                305,365
       1,700   ASAHI PRETEC CORPORATION                                                                              52,087
      31,298   ASHOK LEYLAND LIMITED                                                                                 26,392
      19,925   BELDEN CDT INCORPORATED                                                                              834,658
         578   BOSCH LIMITED                                                                                         55,982
       4,118   CAP SA                                                                                               137,567
      21,124   CARPENTER TECHNOLOGY CORPORATION                                                                   1,166,045
     410,540   CHINA STEEL CORPORATION                                                                              702,193
       2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                     24,861
      53,000   CHUNG HUNG STEEL CORPORATION                                                                          45,326
      18,039   CIA SIDERURGICA NACIONAL SA                                                                          887,033
      28,455   COMMSCOPE INCORPORATED+                                                                            1,560,757
      19,019   CURTISS-WRIGHT CORPORATION                                                                           979,669
       2,370   DONGKUK STEEL MILL COMPANY LIMITED                                                                   107,795
         164   EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                     46,800
       2,964   EL EZZ STEEL COMPANY                                                                                  46,903
      24,491   EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                156,734
       3,309   EXXARO RESOURCES LIMITED                                                                              68,491
      23,000   FENG HSIN IRON & STEEL COMPANY                                                                        74,896
      22,461   GENERAL CABLE CORPORATION+<<                                                                       1,590,239
       1,742   GERDAU AMERISTEEL CORPORATION                                                                         31,277
       8,996   GERDAU SA                                                                                            362,274
       2,000   GODO STEEL LIMITED                                                                                     8,139
       8,000   HITACHI METALS LIMITED                                                                               117,625
       9,683   HUBBELL INCORPORATED CLASS B                                                                         452,874
       2,650   HYUNDAI STEEL COMPANY                                                                                212,762
      20,800   JFE HOLDINGS INCORPORATED                                                                          1,175,944
      80,880   JSC MMC NORILSK NICKEL ADR<<                                                                       2,390,004
       6,047   JSW STEEL LIMITED                                                                                    167,551
      24,000   KURIMOTO LIMITED                                                                                      35,287
         700   KYOEI STEEL LIMITED                                                                                   15,272

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
PRIMARY METAL INDUSTRIES (continued)
         903   LINDAB INTERNATIONAL AB                                                                      $        21,369
       3,200   MARUICHI STEEL TUBE LIMITED                                                                          109,581
      13,941   MATTHEWS INTERNATIONAL CORPORATION                                                                   663,731
      65,000   MIDAS HOLDINGS LIMITED                                                                                46,308
      10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                        43,540
       9,306   MITTAL STEEL SOUTH AFRICA LIMITED                                                                    305,746
      23,145   MUELLER INDUSTRIES INCORPORATED                                                                      828,360
       1,152   MYTILINEOS HOLDINGS SA                                                                                15,377
      14,000   NAKAYAMA STEEL WORKS LIMITED                                                                          42,098
   5,418,300   NAKORNTHAI STRIP MILL PCL                                                                             95,043
      19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                 65,244
     240,000   NIPPON STEEL CORPORATION                                                                           1,500,285
       2,500   NIPPON YAKIN KOGYO COMPANY LIMITED                                                                    17,999
      17,000   NSK LIMITED                                                                                          168,194
      11,900   NUCOR CORPORATION                                                                                    890,120
      35,275   ONESTEEL LIMITED                                                                                     243,430
      33,800   PARKSON HOLDINGS BHD                                                                                  63,636
      39,075   POLIMEX MOSTOSTAL SA                                                                                 118,789
       1,192   PORTMAN LIMITED                                                                                       19,961
       3,308   POSCO                                                                                              1,795,225
       6,280   PRECISION CASTPARTS CORPORATION                                                                      758,624
       2,052   RAUTARUUKKI OYJ                                                                                      109,084
      10,178   RTI INTERNATIONAL METALS INCORPORATED                                                                438,468
       9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                   60,188
      54,000   SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                            19,237
      26,750   STEEL AUTHORITY OF INDIA LIMITED                                                                     102,073
      22,094   TATA STEEL LIMITED                                                                                   469,826
       4,500   TENARIS SA                                                                                           137,777
      12,042   TEXAS INDUSTRIES INCORPORATED<<                                                                      877,862
       6,271   THYSSENKRUPP AG                                                                                      423,706
         684   TIMMINCO LIMITED+                                                                                     20,996
      12,907   TITANIUM METALS CORPORATION<<                                                                        224,582
       3,000   TOHO ZINC COMPANY LIMITED                                                                             16,107
       1,800   TOPRE CORPORATION                                                                                     16,477
       4,000   TOPY INDUSTRIES LIMITED                                                                               12,445
      16,226   TREDEGAR CORPORATION                                                                                 237,062
      36,000   TUNG HO STEEL ENTERPRISE CORPORATION                                                                  75,192
      23,113   UNITED STATES STEEL CORPORATION<<                                                                  3,991,846
       6,095   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                               331,760
       7,024   WELSPUN-GUJARAT STAHL LIMITED                                                                         64,540
      41,375   WORTHINGTON INDUSTRIES<<                                                                             825,018
       1,700   YAMATO KOGYO COMPANY LIMITED                                                                          85,145
       3,000   YODOGAWA STEEL WORKS LIMITED                                                                          16,448
                                                                                                                 33,443,302
                                                                                                            ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.82%
      32,891   ACCO BRANDS CORPORATION+                                                                             504,548
       6,597   AGGREKO PLC                                                                                           78,996
      10,623   AH BELO CORPORATION                                                                                  100,919
      30,627   AMERICAN GREETINGS CORPORATION CLASS A                                                               571,500
      53,480   BELO CORPORATION CLASS A                                                                             511,269
      16,126   BOWNE & COMPANY INCORPORATED                                                                         247,857
      18,638   CBS CORPORATION CLASS B                                                                              402,208
       5,850   COMPAGNIE INDUSTRIALI RIUNITE                                                                         16,073
      24,000   DAI NIPPON PRINTING COMPANY LIMITED                                                                  367,217
      44,318   GANNETT COMPANY INCORPORATED                                                                       1,276,802
      28,506   HARTE HANKS INCORPORATED                                                                             386,256
      22,001   HAYS PLC                                                                                              44,671
         783   HEIDELBERGER DRUCKMASCHINEN AG                                                                        19,576
      88,361   IDEARC INCORPORATED+<<                                                                               355,211
       2,506   INTERTEK GROUP PLC                                                                                    50,783
      20,687   JOHN WILEY & SONS INCORPORATED                                                                       977,461

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
       2,905   JOHNSTON PRESS PLC                                                                           $         6,503
         600   KADOKAWA GROUP HOLDINGS INCORPORATED                                                                  14,798
       4,000   KOMORI CORPORATION                                                                                    78,353
      26,521   LEE ENTERPRISES INCORPORATED<<                                                                       180,343
      34,428   MCCLATCHY COMPANY CLASS A<<                                                                          302,966
      15,614   MCGRAW-HILL COMPANIES INCORPORATED                                                                   647,825
      11,556   MEDIA GENERAL INCORPORATED CLASS A                                                                   176,113
      16,991   MEREDITH CORPORATION                                                                                 557,475
      13,253   NASPERS LIMITED                                                                                      309,151
      24,968   NEW YORK TIMES COMPANY CLASS A                                                                       434,943
       1,300   NISSHA PRINTING COMPANY LIMITED                                                                       67,084
       1,278   PAGESJAUNES SA                                                                                        23,024
      12,035   PEARSON PLC                                                                                          162,709
       1,137   PROMOTORA DE INFORMACIONES SA                                                                         18,715
      12,441   PUBLISHING & BROADCASTING LIMITED                                                                     42,808
         541   QUEBECOR INCORPORATED                                                                                 17,102
       1,462   RANDSTAD HOLDINGS NV                                                                                  63,731
      43,048   RH DONNELLEY CORPORATION<<                                                                           233,751
      41,629   RR DONNELLEY & SONS COMPANY                                                                        1,366,680
         600   SCHIBSTED ASA                                                                                         20,632
       7,208   SERCO GROUP PLC                                                                                       63,753
       7,526   SEVEN NETWORK LIMITED                                                                                 64,740
      63,000   SINGAPORE PRESS HOLDINGS LIMITED                                                                     198,039
      33,600   STAR PUBLICATIONS LIMITED                                                                             36,296
         503   TELEGRAAF MEDIA GROEP NV                                                                              17,584
       3,900   THOMSON CORPORATION                                                                                  141,893
      23,000   TOPPAN PRINTING COMPANY LIMITED                                                                      264,864
       1,036   TORSTAR CORPORATION                                                                                   13,742
       1,052   TRANSCONTINENTAL INCORPORATED                                                                         19,111
      29,899   VALASSIS COMMUNICATIONS INCORPORATED<<                                                               475,095
      24,795   VIACOM INCORPORATED CLASS B+<<                                                                       888,157
      18,044   VISTAPRINT LIMITED+<<                                                                                565,138
         895   WASHINGTON POST COMPANY CLASS B                                                                      562,436
       4,997   WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                            45,135
       4,738   WOLTERS KLUWER NV                                                                                    133,564
       4,067   YELLOW PAGES INCOME FUND                                                                              41,137
                                                                                                                 14,166,737
                                                                                                            ---------------
PROPERTIES: 0.00%
       1,701   WESTFIELD GROUP+                                                                                      24,973
                                                                                                            ---------------
RAILROAD TRANSPORTATION: 0.57%
      78,069   ALL AMERICA LATINA LOGISTICA                                                                         158,394
      10,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                                           1,130,500
       7,900   CANADIAN NATIONAL RAILWAY COMPANY                                                                    442,705
       2,800   CANADIAN PACIFIC RAILWAY LIMITED                                                                     204,533
          69   CENTRAL JAPAN RAILWAY COMPANY                                                                        674,161
     184,000   CHINA RAILWAY GROUP LIMITED CLASS H+                                                                 167,403
      18,400   CSX CORPORATION                                                                                    1,270,704
         142   EAST JAPAN RAILWAY COMPANY                                                                         1,096,452
      13,800   GENESEE & WYOMING INCORPORATED+                                                                      563,316
      50,000   HANKYU HANSHIN HOLDINGS INCORPORATED                                                                 216,752
      18,000   KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                               75,299
      21,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                      133,665
      20,000   KEIO CORPORATION                                                                                     107,001
      11,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                               57,076
      66,000   KINTETSU CORPORATION                                                                                 215,367
      53,085   MTR CORPORATION LIMITED                                                                              178,902
      28,000   NAGOYA RAILROAD COMPANY LIMITED                                                                       75,963
      17,000   NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                               68,858
      12,000   NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                 42,003

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
RAILROAD TRANSPORTATION (continued)
      12,100   NORFOLK SOUTHERN CORPORATION                                                                 $       815,298
      22,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                              144,622
      14,000   SAGAMI RAILWAY COMPANY LIMITED                                                                        52,722
      30,000   TOBU RAILWAY COMPANY LIMITED                                                                         146,841
      17,110   UNION PACIFIC CORPORATION                                                                          1,408,324
      85,000   WAN HAI LINES LIMITED                                                                                 75,768
          70   WEST JAPAN RAILWAY COMPANY                                                                           328,021
                                                                                                                  9,850,650
                                                                                                            ---------------
REAL ESTATE: 1.07%
         433   AAREAL BANK AG+                                                                                       12,887
      14,532   ABACUS PROPERTY GROUP                                                                                 18,334
       2,800   AEON MALL COMPANY LIMITED                                                                             90,571
      44,000   AGILE PROPERTY HOLDINGS LIMITED                                                                       57,510
      18,000   ALLGREEN PROPERTIES LIMITED                                                                           12,956
      13,849   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                    548,005
         200   ATRIUM COMPANY LIMITED                                                                                 3,094
      10,515   AUSTRALAND PROPERTY GROUP                                                                             16,080
      16,393   BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                  17,862
         162   BEFIMMO SCA SICAFI                                                                                    18,713
       7,598   BRITISH LAND COMPANY PLC                                                                             120,558
       2,419   BRIXTON PLC                                                                                           12,507
       2,000   BUKIT SEMBAWANG ESTATES LIMITED                                                                       13,573
       5,168   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                      9,509
       1,016   CA IMMOBILIEN ANLAGEN AG                                                                              24,263
      27,000   CAPITACOMMERICAL TRUST                                                                                44,618
      66,000   CAPITALAND LIMITED                                                                                   317,506
       1,600   CASTELLUM AB                                                                                          17,599
      55,000   CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                        37,810
      30,072   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                       675,417
      13,000   CDL HOSPITALITY TRUSTS                                                                                18,618
      24,714   CENTRO PROPERTIES GROUP                                                                                8,976
      35,798   CENTRO RETAIL GROUP                                                                                   14,200
      59,230   CFS RETAIL PROPERTY TRUST                                                                            117,754
      38,000   CHAMPION REIT                                                                                         17,530
       5,198   CHARTER HALL GROUP                                                                                     7,229
      51,000   CHEUNG KONG HOLDINGS LIMITED                                                                         783,570
     134,000   CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                             243,140
      52,000   CHINA RESOURCES LAND LIMITED                                                                          88,089
          50   CHINA VANKE COMPANY LIMITED CLASS B                                                                      109
      34,546   CHINESE ESTATES HOLDINGS LIMITED                                                                      58,256
      20,000   CITY DEVELOPMENTS LIMITED                                                                            167,162
      52,962   COMMONWEALTH PROPERTY OFFICE FUND                                                                     65,808
       1,137   CONWERT IMMOBILIEN INVEST SE+                                                                         20,307
     128,000   COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                               98,740
           5   DA OFFICE INVESTMENT CORPORATION                                                                      19,873
       5,400   DAIBIRU CORPORATION                                                                                   61,929
       3,200   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                             164,826
     117,854   DB RREEF TRUST                                                                                       177,980
       2,531   DERWENT VALLEY HOLDINGS PLC                                                                           59,061
      33,225   DLF LIMITED                                                                                          459,265
      11,760   ECHO INVESTMENT                                                                                       34,991
         390   EUROCOMMERCIAL PROPERTIES NV+                                                                         21,661
       2,000   FABEGE AB                                                                                             17,499
      36,446   FAR EAST CONSORTIUM                                                                                   12,329
      20,000   FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                             72,364
      27,379   FIRST INDUSTRIAL REALTY TRUST INCORPORATED<<                                                         857,784
       4,824   FKP PROPERTY GROUP                                                                                    18,259
         333   FONCIERE DES REGIONS                                                                                  45,346
       9,392   FOREST CITY ENTERPRISES INCORPORATED                                                                 375,680
      14,033   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                             350,825
      40,000   FRANSHION PROPERTIES CHINA LIMITED                                                                    17,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
REAL ESTATE (continued)
           2   FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                  $        15,424
       2,050   GAZIT GLOBE LIMITED                                                                                   24,825
         252   GECINA SA                                                                                             35,990
     116,600   GENTING INTERNATIONAL PLC+                                                                            52,239
           4   GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                         45,532
         310   GOLDCREST COMPANY LIMITED                                                                              6,763
     273,900   GOLDEN LAND PROPERTY PCL                                                                              59,846
      76,700   GPT GROUP                                                                                            211,133
      10,089   GREAT EAGLE HOLDINGS LIMITED                                                                          31,674
       1,892   GREAT PORTLAND ESTATES PLC                                                                            14,495
      12,000   GREENTOWN CHINA HOLDINGS LIMITED                                                                      13,562
      40,000   GUANGZHOU R&F PROPERTIES                                                                              96,670
      14,666   GUOCOLAND LIMITED                                                                                     29,837
       4,593   HAMMERSON PLC                                                                                         83,249
      27,000   HANG LUNG GROUP LIMITED                                                                              139,084
      64,000   HANG LUNG PROPERTIES LIMITED                                                                         243,571
       3,000   HEIWA REAL ESTATE COMPANY LIMITED                                                                     17,018
         189   HELIOPOLIS HOUSING                                                                                    18,128
      18,000   HENDERSON INVESTMENTS LIMITED                                                                          1,776
      31,762   HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                           220,798
      43,000   HONGKONG LAND HOLDINGS LIMITED                                                                       204,250
      30,000   HOPEWELL HOLDINGS                                                                                    127,052
      10,000   HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                   21,323
       6,897   HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                         117,763
      19,302   HYSAN DEVELOPMENT COMPANY LIMITED                                                                     55,033
         165   ICADE                                                                                                 23,801
      56,200   IGB CORPORATION BHD                                                                                   30,355
       6,108   IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                       60,246
       6,839   IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                      80,543
       7,280   INDIABULLS REAL ESTATE LIMITED                                                                        82,806
      40,170   ING INDUSTRIAL FUND                                                                                   76,597
      39,341   ING OFFICE FUND                                                                                       49,823
         855   IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                            11,397
       1,008   IVG IMMOBILIEN AG                                                                                     24,260
           3   JAPAN EXCELLENT INCORPORATED                                                                          16,989
           4   JAPAN LOGISTICS FUND INCORPORATED                                                                     25,802
         300   JOINT CORPORATION                                                                                      2,305
       4,644   JONES LANG LASALLE INCORPORATED                                                                      327,123
           6   KENEDIX REALTY INVESTMENT                                                                             37,279
      10,000   KEPPEL LAND LIMITED                                                                                   39,147
      21,599   KERRY PROPERTIES LIMITED                                                                             147,658
      20,241   KIWI INCOME PROPERTY TRUST                                                                            20,142
       1,056   KLEPIERRE                                                                                             62,495
      12,000   KOWLOON DEVELOPMENT COMPANY LIMITED                                                                   27,340
       1,731   KUNGSLEDEN                                                                                            16,083
      18,000   KWG PROPERTY HOLDING LIMITED                                                                          17,161
       7,588   LAND SECURITIES GROUP PLC                                                                            212,239
      12,206   LEND LEASE CORPORATION LIMITED                                                                       141,982
       4,000   LEOPALACE21 CORPORATION                                                                               63,935
       4,742   LIBERTY INTERNATIONAL PLC                                                                             82,897
     644,500   LIPPO KARAWACI TBK PT                                                                                 48,433
         350   LUNDBERGFORETAGEN AB                                                                                  20,590
     128,255   MACQUAIRE OFFICE TRUST                                                                               117,683
      47,837   MACQUARIE COUNTRYWIDE TRUST                                                                           53,953
      22,034   MACQUARIE DDR TRUST                                                                                   11,794
      58,285   MACQUARIE GOODMAN GROUP                                                                              222,836
      71,000   MAPLETREE LOGISTICS TRUST                                                                             52,146
     257,000   MEGAWORLD CORPORATION                                                                                 11,510
       4,470   MEINL EUROPEAN LAND LIMITED+                                                                          58,832
         700   MI DEVELOPMENTS INCORPORATED                                                                          17,394
           5   MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                         18,403
      24,000   MIDLAND HOLDINGS LIMITED                                                                              22,942
      45,515   MIRVAC GROUP                                                                                         143,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
REAL ESTATE (continued)
      17,147   MIRVAC REAL ESTATE INVESTMENT TRUST                                                          $        15,078
      49,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                  1,320,053
      31,000   MITSUI FUDOSAN COMPANY LIMITED                                                                       768,972
      35,000   NEO-CHINA GROUP HOLDINGS LIMITED(A)                                                                   26,596
           4   NEW CITY RESIDENCE INVESTMENT CORPORATION                                                              9,827
      31,600   NEW WORLD CHINA LAND LIMITED                                                                          21,542
         429   NEXITY SA                                                                                             17,293
           9   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                              33,552
           9   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                             29,880
       1,600   NOMURA REAL ESTATE HOLDING INCORPORATED                                                               40,903
          40   NTT URBAN DEVELOPMENT CORPORATION                                                                     65,642
           7   ORIX JREIT INCORPORATED                                                                               45,153
      33,978   PHH CORPORATION+                                                                                     639,806
           4   PREMIER INVESTMENT COMPANY                                                                            20,072
         597   PSP SWISS PROPERTY AG                                                                                 36,831
       1,378   QUINTAIN ESTATES & DEVELOPMENT PLC                                                                     9,745
       9,839   REGUS GROUP PLC+                                                                                      20,026
      28,000   RUENTEX DEVELOPMENT COMPANY LIMITED                                                                   28,413
       1,177   SACYR VALLEHERMOSO SA                                                                                 42,225
       6,496   SEGRO PLC                                                                                             53,596
       1,988   SHAFTESBURY PLC                                                                                       18,036
      30,000   SHENZHEN INVESTMENT LIMITED                                                                           12,378
      34,000   SHIMAO PROPERTY HOLDING LIMITED                                                                       56,638
       1,300   SHOEI                                                                                                 19,176
      52,000   SHUI ON LAND LIMITED                                                                                  48,642
      60,000   SHUN TAK HOLDINGS LIMITED                                                                             70,119
         151   SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                     20,903
       4,000   SINGAPORE LAND LIMITED                                                                                18,420
      64,827   SINO LAND COMPANY                                                                                    165,143
     186,563   SM PRIME HOLDINGS INCORPORATED                                                                        34,103
      53,500   SOHO CHINA LIMITED                                                                                    33,592
      46,050   SP SETIA BHD                                                                                          56,283
      51,975   STEWART ENTERPRISES INCORPORATED<<                                                                   358,628
      52,002   STOCKLAND                                                                                            313,630
          40   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                             1,764
      17,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                        435,401
      33,000   SUN HUNG KAI PROPERTIES LIMITED                                                                      530,273
       5,777   SUNLAND GROUP LIMITED                                                                                 14,577
         600   SURUGA CORPORATION                                                                                     1,873
         342   SWISS PRIME SITE AG                                                                                   21,772
      40,300   TALAAT MOUSTAFA GROUP+                                                                                78,151
      23,000   TIAN AN CHINA INVESTMENT                                                                              17,094
      11,023   TISHMAN SPEYER OFFICE FUND                                                                            16,541
       2,500   TOC COMPANY LIMITED                                                                                   15,225
      21,000   TOKYU LAND CORPORATION                                                                               150,797
       4,500   TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                           4,909
       1,424   UNIBAIL                                                                                              370,610
      40,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                             87,547
      16,000   UNITED OVERSEAS LAND LIMITED                                                                          45,830
           6   UNITED URBAN INVESTMENT CORPORATION                                                                   35,686
       4,800   URBAN CORPORATION                                                                                     26,409
      52,951   VALAD PROPERTY GROUP                                                                                  50,864
         218   VASTNED RETAIL NV                                                                                     19,871
      63,955   WESTFIELD GROUP                                                                                    1,042,851
      28,000   WHEELOCK & COMPANY                                                                                    88,084
      10,000   WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                               16,011
      20,000   WHEELOCK PROPERTIES LIMITED                                                                           20,246
       7,000   WING TAI HOLDINGS LIMITED                                                                              9,357
           2   ZEPHYR COMPANY LIMITED                                                                                 1,030

                                                                                                                 18,486,813
                                                                                                            ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
      18,718   AMP NZ OFFICE TRUST                                                                          $        17,746
                                                                                                            ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.53%
      30,000   ASCENDAS REIT                                                                                         53,983
      54,563   BRANDYWINE REALTY TRUST                                                                            1,024,148
         341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                  7,235
      36,019   CAPITAMALL TRUST                                                                                      87,564
         107   COFINIMMO SA                                                                                          20,001
         983   CORIO NV                                                                                              86,268
       8,389   FEDERAL REALTY INVESTMENT TRUST<<                                                                    676,321
           3   FUKUOKA REIT CORPORATION                                                                              18,042
           3   HANKYU REIT INCORPORATED                                                                              17,046
      55,605   HEALTH CARE REIT INCORPORATED<<                                                                    2,685,722
      31,677   HEALTHCARE REALTY TRUST INCORPORATED                                                                 841,024
          18   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                             59,590
          14   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                             172,643
          14   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                              91,102
      13,000   K-REIT ASIA                                                                                           14,035
      37,959   LEXINGTON CORPORATE PROPERTIES TRUST<<                                                               591,781
      23,000   MACQUARIE MEAG PRIME REIT                                                                             20,271
           2   MORI HILLS REIT INVESTMENT CORPORATION                                                                10,928
           4   MORI TRUST SOGO REIT INCORPORATED                                                                     37,943
          20   NIPPON BUILDING FUND INCORPORATED                                                                    265,604
           9   NOMURA REAL ESTATE OFFICE FUND                                                                        71,713
      24,208   PENNSYLVANIA REIT                                                                                    649,985
       1,009   RIOCAN REIT                                                                                           21,691
      58,987   SENIOR HOUSING PROPERTIES TRUST                                                                    1,310,101
      44,000   SUNTEC REIT                                                                                           53,968
      58,348   THE LINK REIT                                                                                        146,246
           5   TOKYU REIT INCORPORATED                                                                               41,548
           3   TOP REIT INCORPORATED                                                                                 11,326
         264   WERELDHAVE NV                                                                                         30,808

                                                                                                                  9,118,637
                                                                                                            ---------------

RENTAL AUTO/EQUIPMENT: 0.06%
      48,817   UNITED RENTALS INCORPORATED+                                                                       1,005,142
                                                                                                            ---------------

RETAIL: 0.00%
       2,451   WH SMITH PLC                                                                                          19,226
                                                                                                            ---------------

RETAIL DEPARTMENT STORES: 0.03%
       3,200   EDION CORPORATION                                                                                     28,928
      20,849   MEN'S WEARHOUSE INCORPORATED                                                                         432,200
       6,500   PARKSON RETAIL GROUP LIMITED                                                                          55,805
     188,400   ROBINSON DEPARTMENT STORE PCL                                                                         69,574

                                                                                                                    586,507
                                                                                                            ---------------

RETAIL-GROCERY: 0.00%
       4,153   SUPER-SOL LIMITED                                                                                     23,083
                                                                                                            ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.21%
      15,317   A SCHULMAN INCORPORATED                                                                              346,011
      30,637   AMCOR LIMITED                                                                                        178,333
       4,835   ANSELL LIMITED                                                                                        50,834
       3,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                     11,725
       7,323   BRIDGESTONE CORPORATION                                                                              249,592
      38,520   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                            65,885
       2,298   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                              205,568
       2,556   CONTINENTAL AG                                                                                       324,083
      36,442   COOPER TIRE & RUBBER COMPANY                                                                         400,133


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
       4,510   HANKOOK TIRE COMPANY LIMITED                                                                 $        64,801
       4,000   KUREHA CORPORATION                                                                                    23,411
      25,978   NAN KANG RUBBER TIRE COMPANY LIMITED                                                                  42,083
         900   NITTA CORPORATION                                                                                     19,252
      31,500   SEALED AIR CORPORATION                                                                               767,340
       1,200   TOKAI RUBBER INDUSTRIES INCORPORATED                                                                  16,209
       5,000   TOYO TIRE & RUBBER COMPANY LIMITED                                                                    19,731
      21,000   TSRC CORPORATION                                                                                      34,399
         700   UPONOR OYJ                                                                                            15,203
      14,601   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                          692,525
      15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                       73,278

                                                                                                                  3,600,396
                                                                                                            ---------------

SCHOOLS: 0.00%
       9,288   ABC LEARNING CENTRES LIMITED                                                                          13,671
      40,000   RAFFLES EDUCATION CORPORATION LIMITED                                                                 39,073

                                                                                                                     52,744
                                                                                                            ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.63%
       8,137   ABERDEEN ASSET MANAGEMENT PLC                                                                         22,365
         780   AGF MANAGEMENT LIMITED                                                                                17,859
       7,850   ALLCO FINANCE GROUP LIMITED                                                                            3,301
       7,073   AMERIPRISE FINANCIAL INCORPORATED                                                                    334,270
       1,647   AZIMUT HOLDING SPA                                                                                    16,822
      10,476   BABCOCK & BROWN LIMITED                                                                              124,762
         900   BLACKROCK INCORPORATED NEW YORK SHARES<<                                                             202,491
      41,395   BOLSA DE MERCADORIAS E FUTUROS+                                                                      474,395
      20,100   BURSA MALAYSIA BHD                                                                                    52,421
       2,587   CABCHARGE AUSTRALIA LIMITED                                                                           22,205
      60,900   CAPITAL SECURITIES CORPORATION                                                                        44,570
      42,190   CHARLES SCHWAB CORPORATION                                                                           935,774
       2,427   CME GROUP INCORPORATED<<                                                                           1,044,338
      10,529   CRITERIA CAIXACORP SA+                                                                                72,401
       4,830   DAEWOO SECURITIES COMPANY LIMITED                                                                    101,050
       3,253   DEUTSCHE BOERSE AG                                                                                   466,760
     261,486   E*TRADE FINANCIAL CORPORATION+<<                                                                   1,072,093
      18,419   FEDERATED INVESTORS INCORPORATED CLASS B                                                             678,924
       7,440   FRANKLIN RESOURCES INCORPORATED                                                                      753,077
      82,408   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A+                                                 158,223
     370,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                             345,312
      11,643   GOLDMAN SACHS GROUP INCORPORATED                                                                   2,053,942
      92,146   GRUPO FINANCIERO BANORTE SA DE CV                                                                    447,350
     136,969   GRUPO FINANCIERO INBURSA SA DE CV                                                                    524,267
       3,000   GUOCO GROUP LIMITED                                                                                   33,829
         820   HELLENIC EXCHANGES SA HOLDING                                                                         15,742
       2,756   HYUNDAI SECURITIES COMPANY                                                                            36,522
       1,700   IGM FINANCIAL INCORPORATED                                                                            77,284
       1,656   INDIA INFOLINE LIMITED                                                                                28,262
      10,190   INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                          1,408,258
       1,274   INTERMEDIATE CAPITAL GROUP PLC                                                                        40,253
      61,713   INVESCO LIMITED                                                                                    1,717,473
       9,235   INVESTEC LIMITED                                                                                      64,397
      18,680   INVESTMENT TECHNOLOGY GROUP INCORPORATED+<<                                                          786,428
       1,900   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                              17,464
      21,415   JEFFERIES GROUP INCORPORATED<<                                                                       385,470
      12,000   KIM ENG HOLDINGS LIMITED                                                                              17,803
      86,600   KIM ENG SECURITIES THAILAND PCL                                                                       60,496
       4,103   KINNEVIK INVESTMENT AB                                                                                89,404
      60,794   KNIGHT CAPITAL GROUP INCORPORATED+<<                                                               1,082,741
       4,100   LEGG MASON INCORPORATED                                                                              220,621


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      17,177   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                      $       632,285
      46,483   MACQUARIE AIRPORTS GROUP                                                                             128,843
       2,000   MARUSAN SECURITIES COMPANY LIMITED                                                                    15,557
      61,000   MASTERLINK SECURITIES CORPORATION                                                                     30,097
       1,300   MIRAE ASSET SECURITIES COMPANY LIMITED                                                               153,973
      12,000   MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                           16,164
      32,552   MORGAN STANLEY                                                                                     1,439,775
      20,321   NASDAQ STOCK MARKET INCORPORATED+                                                                    711,845
      36,000   NOMURA HOLDINGS INCORPORATED                                                                         611,611
      30,500   NOMURA HOLDINGS INCORPORATED ADR<<                                                                   516,365
       4,018   NYMEX HOLDINGS INCORPORATED                                                                          364,915
      10,203   NYSE EURONEXT (PARIS) INCORPORATED                                                                   652,176
         137   NYSE EURONEXT INCORPORATED                                                                             8,805
       7,000   OKASAN HOLDINGS INCORPORATED                                                                          42,231
      21,700   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                  495,628
          12   PACIFIC MANAGEMENT CORPORATION                                                                         7,297
         178   PARTNERS GROUP                                                                                        24,917
       7,520   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                285,760
       4,384   PLATINUM ASSET MANAGEMENT LIMITED                                                                     19,191
      83,489   POLARIS SECURITIES COMPANY LIMITED                                                                    52,177
      48,645   PRESIDENT SECURITIES CORPORATION                                                                      37,121
      18,981   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                               564,685
       5,085   RELIANCE CAPITAL LIMITED                                                                             143,705
     150,000   REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                 17,683
           4   RISA PARTNERS INCORPORATED                                                                             8,955
       2,747   SAMSUNG SECURITIES COMPANY LIMITED                                                                   197,081
       1,063   SCHRODERS PLC                                                                                         19,183
      20,943   SEI INVESTMENTS COMPANY                                                                              505,145
         140   SFCG COMPANY LIMITED                                                                                  15,950
      17,000   SHINKO SECURITIES COMPANY LIMITED                                                                     61,117
      43,200   SUMITOMO CORPORATION                                                                                 638,042
      17,325   SWS GROUP INCORPORATED                                                                               320,166
      37,736   T. ROWE PRICE GROUP INCORPORATED                                                                   2,185,669
      10,857   TD AMERITRADE HOLDING CORPORATION+<<                                                                 196,620
       5,234   TONG YANG INVESTMENT BANK                                                                             72,923
       1,321   TSX GROUP INCORPORATED                                                                                59,815
      32,398   UBS AG                                                                                               780,219
      11,000   UOB-KAY HIAN HOLDINGS LIMITED                                                                         15,673
         189   VAN LANSCHOT NV                                                                                       19,406
       5,530   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                        117,305
       7,000   YAMANASHI CHOU BANK LIMITED                                                                           42,165

                                                                                                                 28,279,659
                                                                                                            ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.04%
       8,439   ASML HOLDING NV+                                                                                     252,469
      10,275   CABOT MICROELECTRONICS CORPORATION+<<                                                                381,203

                                                                                                                    633,672
                                                                                                            ---------------

SEMICONDUCTORS: 0.16%
     134,130   SILICONWARE PRECISION INDUSTRIES COMPANY                                                             225,006
   1,037,859   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                 2,239,444
     580,193   UNITED MICROELECTRONICS CORPORATION                                                                  360,688

                                                                                                                  2,825,138
                                                                                                            ---------------

SOCIAL SERVICES: 0.04%
       5,335   ABERTIS INFRAESTRUCTURAS SA                                                                          169,827
       3,631   ATLANTIA SPA                                                                                         130,490
       4,616   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                    65,781
      16,407   G4S PLC                                                                                               73,208


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
SOCIAL SERVICES (continued)
      35,855   TRANSURBAN GROUP                                                                             $       195,000

                                                                                                                    634,306
                                                                                                            ---------------

STEEL PRODUCERS, PRODUCTS: 0.01%
         632   SALZGITTER AG                                                                                        124,182
                                                                                                            ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.56%
       7,768   ADELAIDE BRIGHTON LIMITED                                                                             27,100
      59,156   AMBUJA CEMENTS LIMITED                                                                               132,511
      88,840   ASIA CEMENT CORPORATION                                                                              165,103
       5,289   ASSOCIATED CEMENT COMPANIES LIMITED                                                                   82,384
      26,242   BORAL LIMITED                                                                                        151,246
       1,819   BRICKWORKS LIMITED                                                                                    18,777
         751   BUZZI UNICEM SPA                                                                                      22,047
      11,173   CEMENTOS BIO-BIO SA                                                                                   30,581
       1,393   CEMENTOS LIMA SA                                                                                      40,617
     370,231   CEMEX SAB DE CV                                                                                    1,052,965
      29,980   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                         42,450
         800   CHOFU SEISAKUSHO COMPANY LIMITED                                                                      16,809
         116   CIMENTS FRANCAIS SA                                                                                   22,372
       3,113   CIMPOR CIMENTOS DE PORTUGAL SA                                                                        28,283
       5,200   CLEANUP CORPORATION                                                                                   34,529
       4,897   COMPAGNIE DE SAINT-GOBAIN                                                                            394,941
      71,476   CORNING INCORPORATED                                                                               1,954,154
       8,811   CRH PLC                                                                                              324,871
     101,100   DYNASTY CERAMIC PCL                                                                                   56,625
      19,457   EAGLE MATERIALS INCORPORATED<<                                                                       697,533
       3,000   FUJITEC COMPANY LIMITED                                                                               18,497
         375   GERRESHEIMER AG                                                                                       20,361
      57,470   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                    36,105
         273   HEIDELBERGCEMENT AG                                                                                   46,783
         321   IMERYS SA                                                                                             29,080
       8,370   INDIA CEMENTS LIMITED                                                                                 31,564
      40,000   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                    26,409
         888   ITALCEMENTI SPA                                                                                       17,946
       1,337   ITALCEMENTI SPA RNC                                                                                   19,854
      16,454   JAMES HARDIE INDUSTRIES NV                                                                            85,711
      33,000   K WAH INTERNATIONAL HOLDINGS LIMITED                                                                  15,646
      30,270   LAFARGE MALAYAN CEMENT BHD                                                                            41,107
       2,381   LAFARGE SA                                                                                           430,616
         365   MADRAS CEMENTS LIMITED                                                                                23,135
       3,000   NICHIAS CORPORATION                                                                                   11,098
       2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                   4,174
      17,250   OWENS CORNING INCORPORATED+                                                                          445,568
      28,516   OWENS-ILLINOIS INCORPORATED+                                                                       1,631,686
       3,000   PANAHOME CORPORATION                                                                                  17,217
      25,992   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                             121,094
       9,903   REXAM PLC                                                                                             86,952
         250   SA DES CIMENTS VICAT                                                                                  22,655
      65,000   SEMEN GRESIK PERSERO TBK PT                                                                           30,703
      14,100   SIAM CEMENT PCL                                                                                       87,650
       2,155   SIG PLC                                                                                               31,461
          51   SIKA AG                                                                                               87,491
       4,510   SUEZ CEMENT COMPANY                                                                                   46,319
       9,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                 20,660
      33,000   TAIHEIYO CEMENT CORPORATION                                                                           77,945
     143,420   TAIWAN CEMENT CORPORATION                                                                            240,590
      74,528   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                   92,664
       4,000   TAKARA STANDARD COMPANY LIMITED                                                                       22,121
       5,677   TATA CHEMICALS LIMITED                                                                                54,142
         960   TITAN CEMENT COMPANY SA                                                                               43,312


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
       6,000   TOYO SEIKAN KAISHA LIMITED                                                                   $       118,099
       2,000   ULTRA TECH CEMENT LIMITED                                                                             30,599
     105,500   UNITED TRACTORS TBK PT                                                                               163,658
     331,800   VANACHAI GROUP PCL                                                                                    34,921

                                                                                                                  9,661,491

                                                                                                            ---------------

TELECOMMUNICATIONS: 0.03%
      10,500   BRASIL TELECOM PARTICIPACOES SA                                                                      173,332
       3,084   FIRST QUANTUM MINERALS LIMITED<<                                                                     242,226
       1,224   HOT TELECOMMUNICATION SYSTEM LIMITED                                                                  17,833
      58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                   84,727

                                                                                                                    518,118

                                                                                                            ---------------

TEXTILE MILL PRODUCTS: 0.25%
       2,920   ADITYA BIRLA NUVO LIMITED                                                                             98,649
      16,518   ALBANY INTERNATIONAL CORPORATION CLASS A                                                             571,688
       2,687   CENTURY TEXTILE & INDUSTRIES LIMITED                                                                  43,996
      86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED                                                           8,486
     158,110   FAR EASTERN TEXTILE COMPANY LIMITED                                                                  245,990
      43,000   FORMOSA TAFFETA COMPANY LIMITED                                                                       47,523
       1,637   GILDAN ACTIVEWEAR INCORPORATED+                                                                       48,355
      23,663   INTERFACE INCORPORATED<<                                                                             335,068
       8,000   KURABO INDUSTRIES LIMITED                                                                             17,454
      13,000   KURARAY COMPANY LIMITED                                                                              164,134
         406   LAKSHMI MACHINE WORKS LIMITED                                                                         14,394
      21,000   MITSUBISHI RAYON COMPANY LIMITED                                                                      75,896
      10,538   MOHAWK INDUSTRIES INCORPORATED+<<                                                                    791,193
       6,000   NISSHINBO INDUSTRIES INCORPORATED                                                                     77,632
       9,000   NITTO BOSEKI COMPANY LIMITED                                                                          16,904
       1,360   NYRSTAR                                                                                               30,658
       6,092   SPOTLESS GROUP LIMITED                                                                                17,701
      62,000   TAINAN SPINNING COMPANY LIMITED                                                                       31,712
      41,000   TEIJIN LIMITED                                                                                       154,401
      22,000   TEXWINCA HOLDINGS LIMITED                                                                             17,760
      52,000   TORAY INDUSTRIES INCORPORATED                                                                        340,846
      40,000   TOYOBO COMPANY LIMITED                                                                                80,820
      17,000   UNITIKA                                                                                               18,867
     298,300   UNIVERSAL ROBINA CORPORATION                                                                          90,311
      32,427   WOLVERINE WORLD WIDE INCORPORATED<<                                                                  930,979

                                                                                                                  4,271,417

                                                                                                            ---------------

THEATERS & ENTERTAINMENT: 0.05%
      48,912   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                  859,384
                                                                                                            ---------------

TOBACCO PRODUCTS: 0.64%
      67,759   ALTRIA GROUP INCORPORATED                                                                          1,508,315
      14,000   AMVIG HOLDINGS LIMITED                                                                                15,338
       6,700   BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                 89,954
      23,156   BRITISH AMERICAN TOBACCO PLC                                                                         866,022
      25,000   HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                 25,308
      11,452   IMPERIAL TOBACCO GROUP PLC                                                                           459,378
     105,978   ITC LIMITED                                                                                          543,557
         168   JAPAN TOBACCO INCORPORATED                                                                           815,936
      67,403   PHILIP MORRIS INTERNATIONAL+                                                                       3,549,442
      68,500   PT GUDANG GARAM TBK                                                                                   54,418
       5,465   REYNOLDS AMERICAN INCORPORATED                                                                       300,138
         861   ROTHMANS INCORPORATED                                                                                 22,210
       3,500   SOUZA CRUZ SA                                                                                        108,411
       4,000   SWEDISH MATCH AB                                                                                      85,160


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
TOBACCO PRODUCTS (continued)
     449,000   TELEKOMUNIKASI INDONESIA TBK PT                                                              $       390,435
      12,046   UNIVERSAL CORPORATION<<                                                                              597,602
      29,160   UST INCORPORATED                                                                                   1,610,507
                                                                                                                 11,042,131
                                                                                                            ---------------
TRANSPORTATION BY AIR: 0.38%
         314   ACE AVIATION HOLDINGS INCORPORATED+                                                                    6,753
       1,247   AEROPLAN INCOME FUND                                                                                  21,960
         463   AEROPORTS DE PARIS                                                                                    51,430
     116,000   AIR CHINA                                                                                             86,511
       4,507   AIR FRANCE-KLM                                                                                       120,532
      58,400   AIRASIA BHD+                                                                                          18,746
      53,200   AIRPORTS OF THAILAND PCL                                                                              87,589
      23,216   ALASKA AIR GROUP INCORPORATED+<<                                                                     453,408
      32,900   ALITALIA SPA                                                                                          25,029
      20,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                    76,836
      43,193   AMR CORPORATION+<<                                                                                   310,558
       1,917   ARRIVA PLC                                                                                            24,284
      56,910   BAE SYSTEMS PLC                                                                                      510,963
       6,732   BRITISH AIRWAYS PLC                                                                                   31,005
      27,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                        56,741
         591   CHC HELICOPTER CORPORATION                                                                            19,123
      54,582   CHINA AIRLINES                                                                                        28,546
      15,943   COBHAM PLC                                                                                            66,795
      18,399   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                           265,130
       3,411   DEUTSCHE LUFTHANSA AG                                                                                 88,462
       2,133   EASYJET PLC+                                                                                          12,718
         820   ELBIT SYSTEMS LIMITED                                                                                 51,051
       6,450   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                          150,719
     128,000   EVA AIRWAYS CORPORATION                                                                               74,942
       9,200   FEDEX CORPORATION<<                                                                                  843,732
       4,249   FINMECCANICA SPA                                                                                     128,770
          52   FLUGHAFEN ZUERICH AG                                                                                  22,826
      10,277   IBERIA LINEAS AEREAS DE ESPANA SA                                                                     33,735
      28,000   JAPAN AIRLINES CORPORATION                                                                            62,948
          63   JAZZ AIR INCOME FUND                                                                                     471
     110,844   JETBLUE AIRWAYS CORPORATION+<<                                                                       440,051
         740   KLOECKNER & COMPANY                                                                                   44,657
       1,500   KOREAN AIR LINES COMPANY LIMITED                                                                      76,453
       5,565   LAN AIRLINES SA                                                                                       68,048
      23,067   MALAYSIAN AIRLINE SYSTEM BHD                                                                          25,203
      16,162   MEGGITT PLC                                                                                           77,955
      33,414   QANTAS AIRWAYS LIMITED                                                                               110,822
       5,200   RYANAIR HOLDINGS PLC ADR+<<                                                                          137,020
      38,257   SKYWEST INCORPORATED                                                                                 591,453
      33,300   SOUTHWEST AIRLINES COMPANY                                                                           434,898
       8,860   TAV HAVALIMANLARI HOLDING AS+                                                                         77,056
      76,300   THAI AIRWAYS INTERNATIONAL PCL                                                                        54,944
       1,403   THALES SA                                                                                             87,570
       2,957   TUI AG                                                                                                78,252
       3,565   TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                    19,305
      21,700   UAL CORPORATION+<<                                                                                   185,318
      51,423   US AIRWAYS GROUP INCORPORATED+<<                                                                     203,635
       1,900   WESTJET AIRLINES LIMITED+                                                                             30,022
         444   ZODIAC SA                                                                                             23,520
                                                                                                                  6,498,495
                                                                                                            ---------------
TRANSPORTATION EQUIPMENT: 2.11%
     123,000   AAPICO HITECH PCL                                                                                     43,908
      16,244   AAR CORPORATION+                                                                                     313,184

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
TRANSPORTATION EQUIPMENT (continued)
       7,100   AISIN SEIKI COMPANY LIMITED                                                                  $       248,520
       2,600   AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                19,385
      28,534   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                               530,447
       5,547   AMTEK AUTO LIMITED                                                                                    37,773
      45,170   ARVIN INDUSTRIES INCORPORATED<<                                                                      676,195
       3,749   BAJAJ AUTO                                                                                            50,484
       3,749   BAJAJ FINSERV                                                                                         56,869
         664   BAYERISCHE MOTOREN WERKE AG                                                                           31,476
       4,521   BBA AVIATION PLC                                                                                      12,829
      31,214   BOEING COMPANY                                                                                     2,583,583
      28,658   BOMBARDIER INCORPORATED CLASS B                                                                      227,856
      13,000   BOSCH CORPORATION                                                                                     73,990
      55,328   BRUNSWICK CORPORATION<<                                                                              757,994
       4,000   CAE INCORPORATED                                                                                      52,979
       7,000   CALSONIC KANSEI CORPORATION                                                                           29,349
      30,150   CHINA MOTOR COMPANY LIMITED                                                                           23,652
          20   CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                              11
      22,500   CLARCOR INCORPORATED                                                                                 976,950
          45   CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                         20,827
      10,000   DAIHATSU MOTOR COMPANY LIMITED                                                                       112,313
      15,226   DAIMLER AG                                                                                         1,158,804
      18,100   DENSO CORPORATION                                                                                    661,023
     166,000   DENWAY MOTORS LIMITED                                                                                 77,641
      94,900   DRB-HICOM BHD                                                                                         32,219
         800   EXEDY CORPORATION                                                                                     21,248
       1,100   FCC COMPANY LIMITED                                                                                   17,300
      13,038   FIAT SPA (COMMON)                                                                                    290,464
       1,014   FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)+                                                            16,769
       1,069   FIAT SPA (PREFERRED)+                                                                                 18,078
      97,800   FORD MOTOR COMPANY+                                                                                  665,040
       1,900   FUTABA INDUSTRIAL COMPANY LIMITED                                                                     47,942
      10,744   GENERAL DYNAMICS CORPORATION                                                                         990,060
      15,402   GENERAL MOTORS CORPORATION<<                                                                         263,374
      32,779   GENUINE PARTS COMPANY                                                                              1,442,604
         115   GEORG FISCHER AG                                                                                      59,583
      10,427   GKN PLC                                                                                               60,157
      17,814   GOODRICH CORPORATION                                                                               1,154,525
      13,761   GROUP 1 AUTOMOTIVE INCORPORATED                                                                      358,336
         899   GUD HOLDINGS LIMITED                                                                                   7,570
       7,600   HARLEY-DAVIDSON INCORPORATED                                                                         315,932
      12,378   HARSCO CORPORATION                                                                                   783,775
       4,377   HERO HONDA MOTORS LIMITED                                                                             76,926
      16,000   HINO MOTORS LIMITED                                                                                  107,001
      63,200   HONDA MOTOR COMPANY LIMITED                                                                        2,116,259
          25   HONDA MOTOR COMPANY LIMITED ADR                                                                          831
      22,100   HONEYWELL INTERNATIONAL INCORPORATED                                                               1,317,602
         527   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                123,302
       2,900   HYUNDAI MOBIS                                                                                        258,453
       6,220   HYUNDAI MOTOR COMPANY LIMITED                                                                        507,238
      46,000   ISUZU MOTORS LIMITED                                                                                 247,847
      26,384   ITT CORPORATION                                                                                    1,741,344
       2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                           17,606
      18,986   JOHNSON CONTROLS INCORPORATED                                                                        646,663
       8,500   JTEKT CORPORATION                                                                                    148,601
       1,200   KANTO AUTO WORKS LIMITED                                                                              16,380
       5,000   KAYABA INDUSTRY COMPANY LIMITED                                                                       23,146
       2,100   KEIHIN CORPORATION                                                                                    37,371
      11,580   KIA MOTORS CORPORATION                                                                               137,155
      27,498   KING YUAN ELECTRONICS COMPANY LIMITED                                                                 14,471
       4,000   KOITO MANUFACTURING COMPANY LIMITED                                                                   57,029
      40,476   LEAR CORPORATION+                                                                                  1,042,257
       1,700   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                             119,818
      10,072   MAHINDRA & MAHINDRA LIMITED                                                                          140,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
TRANSPORTATION EQUIPMENT (continued)
       4,971   MARUTI SUZUKI INDIA LIMITED                                                                  $        89,345
      33,000   MAZDA MOTOR CORPORATION                                                                              172,168
     136,000   MITSUBISHI MOTORS CORPORATION                                                                        241,245
      24,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                     87,194
         558   MTU AERO ENGINES HOLDINGS                                                                             24,116
         800   MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                             20,679
       7,000   NGK SPARK PLUG COMPANY LIMITED                                                                        87,118
       6,000   NHK SPRING COMPANY LIMITED                                                                            55,834
       1,100   NIFCO INCORPORATED                                                                                    25,825
       1,000   NIPPON SEIKI COMPANY LIMITED                                                                          17,682
       6,000   NISSAN SHATAI COMPANY LIMITED                                                                         43,199
         900   NISSIN KOGYO COMPANY LIMITED                                                                          16,084
       4,400   NOK CORPORATION                                                                                       78,133
       1,960   NOKIAN RENKAAT OYJ                                                                                   100,686
      10,215   NORTHROP GRUMMAN CORPORATION                                                                         770,824
      23,600   ORIENTAL HOLDINGS BHD                                                                                 42,975
      10,782   OSHKOSH TRUCK CORPORATION                                                                            435,701
      28,055   PIRELLI & COMPANY SPA                                                                                 23,285
       1,396   PORSCHE AG                                                                                           260,444
       4,000   PRESS KOGYO COMPANY LIMITED                                                                           20,717
       1,900   PROSAFE PRODUCTION PUBLIC LIMITED+(A)                                                                 12,896
      12,700   PROTON HOLDINGS BHD                                                                                   13,092
       3,119   RENAULT SA                                                                                           320,256
       4,000   RIKEN CORPORATION                                                                                     20,262
         800   SAAB AB                                                                                               22,398
       4,000   SANDEN CORPORATION                                                                                    19,617
      35,000   SANYANG INDUSTRIAL COMPANY LIMITED                                                                    21,125
         700   SCANIA AB A REDEMPTION SHARES+(A)                                                                        875
       5,320   SCANIA AB B REDEMPTION SHARES+(A)                                                                      6,649
       5,320   SCANIA AB CLASS B                                                                                    104,840
      22,200   SEMBCORP MARINE LIMITED                                                                               75,166
      11,000   SHINMAYWA INDUSTRIES LIMITED                                                                          43,825
      62,500   SINOTRUK HONG KONG LIMITED                                                                            78,887
      44,054   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                          1,314,131
       1,879   STX SHIPBUILDING COMPANY LIMITED                                                                      74,062
       6,900   SUMITOMO RUBBER INDUSTRIES                                                                            56,944
      13,088   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                     269,089
      16,500   SUZUKI MOTOR CORPORATION                                                                             457,029
         700   TACHI-S COMPANY LIMITED                                                                                7,165
         900   TAKATA CORPORATION                                                                                    22,282
      10,088   TATA MOTORS LIMITED<<                                                                                139,820
       8,100   TEXTRON INCORPORATED                                                                                 506,655
      13,600   THAI STANLEY ELECTRIC PCL                                                                             61,105
       4,538   TOFAS TURK OTOMOBIL FABRIKASI AS                                                                      17,649
       2,400   TOYODA GOSEI COMPANY LIMITED                                                                          77,405
       1,500   TOYOTA AUTO BODY COMPANY LIMITED                                                                      30,876
       4,300   TOYOTA BOSHOKU CORPORATION                                                                           116,249
       8,200   TOYOTA INDUSTRIES CORPORATION                                                                        290,135
      11,944   TRINITY INDUSTRIES INCORPORATED<<                                                                    487,912
      10,000   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                 249,500
       1,200   TS TECH COMPANY LIMITED                                                                               22,709
      46,800   UMW HOLDINGS BHD                                                                                      94,611
      29,342   UNITED TECHNOLOGIES CORPORATION                                                                    2,084,456
       1,133   VALEO SA                                                                                              45,177
       2,220   VOLKSWAGEN AG                                                                                        611,486
       7,800   VOLVO AB CLASS A                                                                                     119,265
      16,980   VOLVO AB CLASS B                                                                                     268,828
         158   VOSSLOH AG                                                                                            22,885
      21,357   WABTEC CORPORATION                                                                                   994,595
      18,100   WINNEBAGO INDUSTRIES INCORPORATED                                                                    270,052
      20,000   XINYI GLASS HOLDING COMPANY LIMITED                                                                   17,632
       7,600   YAMAHA MOTOR COMPANY LIMITED                                                                         154,639
      59,471   YANG MING MARINE TRANSPORT                                                                            45,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
TRANSPORTATION EQUIPMENT (continued)
      31,461   YUE LOONG MOTOR                                                                              $        37,720
                                                                                                                 36,541,205
                                                                                                            ---------------
TRANSPORTATION SERVICES: 0.53%
      19,479   ASCIANO GROUP                                                                                         80,989
      48,400   BANGKOK EXPRESSWAY PCL                                                                                23,385
     104,000   BERLIAN LAJU TANKER                                                                                   23,167
         394   CARGOTEC CORPORATION                                                                                  16,617
      24,663   CH ROBINSON WORLDWIDE INCORPORATED                                                                 1,590,764
      15,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                         26,333
       3,274   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                               50,368
      63,000   COMFORTDELGRO CORPORATION LIMITED                                                                     74,496
       1,187   DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                      22,188
      14,423   DEUTSCHE POST AG                                                                                     458,867
      39,799   EXPEDIA INCORPORATED+                                                                                965,126
      30,456   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                   1,433,868
       6,997   FIRSTGROUP PLC                                                                                        73,391
      26,412   GATX CORPORATION                                                                                   1,302,376
         291   GLOVIS COMPANY LIMITED                                                                                17,742
         462   GO-AHEAD GROUP PLC                                                                                    14,167
         348   HAMBURGER HAFEN UND LOGISTIK AG                                                                       30,080
      24,900   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                  329,178
       9,000   KAMIGUMI COMPANY LIMITED                                                                              71,372
         700   KINTETSU WORLD EXPRESS INCORPORATED                                                                   19,456
         356   KONINKLIJKE VOPAK NV                                                                                  25,931
         554   KOREA EXPRESS COMPANY LIMITED                                                                         60,238
         786   KUEHNE & NAGEL INTERNATIONAL AG                                                                       84,086
       1,411   NATIONAL EXPRESS GROUP PLC                                                                            25,533
         508   OESTERREICHISCHE POST AG                                                                              22,595
      21,140   PACER INTERNATIONAL INCORPORATED                                                                     474,804
         143   PANALPINA WELTTRANSPORT HOLDING AG                                                                    17,562
      41,000   POS MALAYSIA & SERVICES HOLDINGS BHD                                                                  24,170
       1,684   SBS TRANSIT LIMITED                                                                                    2,610
      20,200   SINGAPORE AIRLINES LIMITED                                                                           236,190
      50,000   SINGAPORE POST LIMITED                                                                                40,028
     101,500   SINOTRANS SHIPPING LIMITED+                                                                           59,569
      19,000   SMRT CORPORATION LIMITED                                                                              23,444
         299   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                               33,278
       8,599   STAGECOACH GROUP PLC                                                                                  39,517
       5,854   THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                            69,750
       7,473   THOMAS COOK GROUP PLC                                                                                 36,638
       6,847   TNT NV                                                                                               274,719
       1,085   TOGNUM AG                                                                                             31,025
      37,000   TOKYU CORPORATION                                                                                    194,441
      25,119   TOLL HOLDINGS LIMITED                                                                                181,027
       7,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                              35,546
      13,114   UTI WORLDWIDE INCORPORATED<<                                                                         311,589
      17,000   YAMATO HOLDINGS COMPANY LIMITED                                                                      236,891
                                                                                                                  9,165,111
                                                                                                            ---------------
WATER TRANSPORTATION: 0.43%
          17   A.P. MOLLER-MAERSK A/S+                                                                              212,035
      13,700   CARNIVAL CORPORATION                                                                                 548,822
       2,700   CARNIVAL PLC                                                                                         102,583
      45,650   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                22,638
      29,545   CIA SUDAMERICANA DE VAPORES SA                                                                        47,658
         227   COMPAGNIE MARITIME BELGE SA                                                                           15,532
      22,000   COSCO CORPORATION SINGAPORE LIMITED                                                                   55,261
      85,000   COSCO HOLDINGS                                                                                       247,248
         226   D S NORDEN                                                                                            28,235

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
WATER TRANSPORTATION (continued)
       4,000   DAIICHI CHUO KISEN KAISHA                                                                    $        28,268
         524   DS TORM AS                                                                                            17,377
     133,000   EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                        117,024
      30,000   EZRA HOLDINGS LIMITED                                                                                 66,101
         578   FORTH PORTS PLC                                                                                       23,838
      15,836   GENERAL MARITIME CORPORATION<<                                                                       447,050
       3,210   HANJIN SHIPPING COMPANY LIMITED                                                                      146,313
       2,670   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                               95,390
       2,200   IINO KAIUN KAISHA LIMITED                                                                             21,078
     134,600   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                   103,030
      61,000   JAYA HOLDINGS LIMITED                                                                                 71,683
      22,000   KAWASAKI KISEN KAISHA LIMITED                                                                        243,123
       7,657   KIRBY CORPORATION+                                                                                   426,189
      14,000   MALAYSIAN BULK CARRIERS BHD                                                                           17,802
      33,900   MISC BHD                                                                                              98,352
      42,000   MITSUI OSK LINES LIMITED                                                                             633,865
      16,000   NEPTUNE ORIENT LINES LIMITED                                                                          47,710
      45,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                        457,598
       7,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                 47,182
      17,685   OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                            1,398,176
      52,000   PACIFIC BASIN SHIPPING LIMITED                                                                        90,088
      17,127   PETRONET LNG LIMITED                                                                                  28,179
      73,800   REGIONAL CONTAINER LINES PCL                                                                          55,188
      26,216   ROYAL CARIBBEAN CRUISES LIMITED                                                                      779,140
      10,900   SCOMI MARINE BHD                                                                                       1,850
       2,000   SHINWA KAIUN KAISHA LIMITED                                                                           13,185
      16,000   SINCERE NAVIGATION CORPORATION                                                                        32,314
      30,000   STX PAN OCEAN COMPANY LIMITED                                                                         76,677
       8,332   TEEKAY CORPORATION                                                                                   418,933
      74,400   THORESEN THAI AGENCIES PCL                                                                           116,769
      22,000   U-MING TRANSPORT CORPORATION                                                                          71,061
                                                                                                                  7,470,545
                                                                                                            ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.96%
      10,256   AIRGAS INCORPORATED                                                                                  606,848
      25,072   ALFA SA DE CV                                                                                        185,106
       1,300   ALFRESA HOLDINGS CORPORATION                                                                          90,514
      23,223   AMERISOURCEBERGEN CORPORATION                                                                        959,807
       8,561   BROWN-FORMAN CORPORATION CLASS B                                                                     643,616
      29,200   DEAN FOODS COMPANY+<<                                                                                635,100
         131   EMS-CHEMIE HOLDINGS AG                                                                                18,853
      19,358   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                        476,981
      39,500   ESPRIT HOLDINGS LIMITED                                                                              461,615
      28,045   FRESH DEL MONTE PRODUCE INCORPORATED                                                                 828,449
          77   GALENICA AG                                                                                           27,409
      13,053   HENRY SCHEIN INCORPORATED+<<                                                                         727,313
       7,381   HERBALIFE LIMITED                                                                                    284,464
       2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                 56,915
       6,886   INCHCAPE PLC                                                                                          59,541
     172,900   IT CITY PCL                                                                                           34,319
      57,000   ITOCHU CORPORATION                                                                                   659,647
       8,227   JARDINE CYCLE & CARRIAGE LIMITED                                                                      98,974
       2,722   JERONIMO MARTINS                                                                                      19,649
       5,260   KT&G CORPORATION                                                                                     456,525
       2,579   LG CHEM LIMITED                                                                                      245,118
      78,000   LI & FUNG LIMITED                                                                                    294,853
      13,242   MCKESSON CORPORATION                                                                                 763,401
       3,448   MEDA AB CLASS A                                                                                       48,986
      24,362   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               1,180,339
       6,600   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                              121,207
         968   METRO INCORPORATED CLASS A                                                                            27,074
      31,863   NU SKIN ENTERPRISES INCORPORATED                                                                     546,132

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
      24,000   PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                    $        14,608
       2,200   SANKYO COMPANY LIMITED                                                                               140,865
       3,300   SASKATCHEWAN WHEAT POOL                                                                               45,169
       4,000   SATORI ELECTRIC COMPANY LIMITED                                                                       32,518
      14,026   SIEMENS AG                                                                                         1,591,176
      47,457   SMURFIT-STONE CONTAINER CORPORATION+                                                                 319,386
      50,900   SOJITZ CORPORATION                                                                                   194,098
      41,304   SUPERVALU INCORPORATED                                                                             1,448,531
      27,948   SYSCO CORPORATION                                                                                    862,475
       1,400   TOHO PHARMACEUTICAL                                                                                   26,228
      14,969   TRACTOR SUPPLY COMPANY+<<                                                                            511,491
     167,400   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                236,492
       3,144   UNITED DRUG PLC                                                                                       18,978
      10,966   UNITED STATIONERS INCORPORATED<<                                                                     464,300
       9,784   WOLSELEY PLC                                                                                         106,596
                                                                                                                 16,571,666
                                                                                                            ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.85%
       1,800   ABC-MART INCORPORATED                                                                                 42,857
       3,176   ALESCO CORPORATION LIMITED                                                                            23,799
      22,167   AVNET INCORPORATED+                                                                                  654,370
      16,571   BORGWARNER INCORPORATED                                                                              856,886
       2,500   CANON MARKETING JAPAN INCORPORATED                                                                    48,259
       1,194   CELESIO AG                                                                                            50,526
     135,000   CMC MAGNETICS CORPORATION                                                                             45,293
       1,756   CORPORATE EXPRESS                                                                                     23,139
       4,440   DAEWOO INTERNATIONAL CORPORATION                                                                     194,833
      12,180   DIGITAL CHINA HOLDINGS LIMITED                                                                         8,818
      24,807   DYNO NOBEL LIMITED                                                                                    75,163
       2,700   FINNING INTERNATIONAL INCORPORATED                                                                    76,467
       3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                      32,435
       4,800   HAKUTO COMPANY LIMITED                                                                                49,311
       3,309   HALFORDS GROUP                                                                                        18,059
       2,640   HANWHA CHEMICAL (KOREA) CORPORATION                                                                  107,133
      12,000   HANWHA CHEMICAL CORPORATION                                                                           76,266
      12,072   HILL-ROM HOLDINGS INCORPORATED                                                                       371,214
       1,526   HYOSUNG CORPORATION                                                                                  116,741
      39,871   IKON OFFICE SOLUTIONS INCORPORATED                                                                   482,040
       2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                    68,867
      29,319   INGRAM MICRO INCORPORATED+                                                                           531,553
      29,615   INSIGHT ENTERPRISES INCORPORATED+                                                                    396,841
       7,000   IWATANI INTERNATIONAL CORPORATION                                                                     22,444
       9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                       70,945
       3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                      51,222
      12,000   KANEMATSU CORPORATION+                                                                                17,302
       3,500   KATO SANGYO COMPANY LIMITED                                                                           40,770
       3,100   KURODA ELECTRIC COMPANY LIMITED                                                                       47,079
          30   KYOCERA CORPORATION                                                                                    2,900
       1,600   LG INTERNATIONAL CORPORATION                                                                          31,222
      18,200   LKQ CORPORATION+                                                                                     403,312
       1,300   MACNICA INCORPORATED                                                                                  17,992
       5,890   MARTIN MARIETTA MATERIALS INCORPORATED<<                                                             687,304
      23,972   METCASH LIMITED                                                                                       94,171
          33   MITSUBISHI CORPORATION                                                                                 2,276
      59,000   MITSUI & COMPANY LIMITED                                                                           1,446,737
         263   MITSUI & COMPANY LIMITED ADR                                                                         128,415
       6,000   NAGASE & COMPANY LIMITED                                                                              71,884
       4,600   NIDEC CORPORATION                                                                                    342,535
      23,508   OMNICARE INCORPORATED                                                                                575,476
      19,089   PATTERSON COMPANIES INCORPORATED+<<                                                                  649,217
      23,926   PEP BOYS-MANNY, MOE & JACK<<                                                                         214,855
      20,417   POOL CORPORATION<<                                                                                   420,794

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
       8,092   PREMIER FOODS PLC                                                                            $        19,917
      14,773   RELIANCE STEEL & ALUMINUM COMPANY                                                                  1,004,121
         807   RUSSEL METALS INCORPORATED                                                                            24,683
         700   RYOSHOKU LIMITED                                                                                      12,789
         800   RYOYO ELECTRO CORPORATION                                                                              7,900
       6,603   SAMSUNG CORPORATION                                                                                  440,392
       1,291   STRAUSS GROUP LIMITED                                                                                 20,444
         988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                           8,489
     113,536   SYCAMORE NETWORKS INCORPORATED+                                                                      384,887
       7,000   TAT HONG HOLDINGS LIMITED                                                                             11,825
      34,417   TECH DATA CORPORATION+                                                                             1,259,318
       2,600   TOMEN ELECTRONICS CORPORATION                                                                         29,078
         818   TOROMONT INDUSTRIES LIMITED                                                                           25,159
       3,700   TOYO CORPORATION                                                                                      53,033
         274   TRYGVESTA A/S                                                                                         21,831
       2,100   VALOR COMPANY LIMITED                                                                                 22,649
      19,612   WESCO INTERNATIONAL INCORPORATED+                                                                    869,008
      31,000   WPG HOLDINGS COMPANY LIMITED                                                                          38,849
       9,580   WW GRAINGER INCORPORATED                                                                             874,271
                                                                                                                 14,818,365
                                                                                                            ---------------
TOTAL COMMON STOCKS (COST $1,621,940,436)                                                                     1,698,839,217
                                                                                                            ---------------
RIGHTS: 0.05%
       3,925   BANCO BPI SA RIGHTS+                                                                                     702
         500   CARLSBERG A/S RIGHTS+                                                                                 10,011
       1,806   CATTLES PLC RIGHTS+                                                                                    1,932
          54   CIA DE BEBIDAS DAS AMERICAS PREFERRED RIGHTS+                                                          3,791
     146,879   COLBUN SA RIGHTS+(A)                                                                                   9,587
         860   FUGRO RIGHTS+                                                                                              0
         714   HANWHA CHEMICAL CORPORATION RIGHTS+(A)                                                                 2,357
       5,726   IMPERIAL TOBACCO RIGHTS+                                                                              56,713
         267   INVESTIMENTOS ITAU SA RIGHTS(A)                                                                        2,744
         757   ITAUSA INVESTIMENTOS ITAU PREFERRED RIGHTS+                                                            5,467
       1,371   JM REDEMPTION RIGHTS+                                                                                  1,062
       8,400   KNM GROUP RIGHTS+                                                                                      7,648
      17,250   OSIM INTERNATIONAL LIMITED RIGHTS+(A)                                                                      0
      12,788   OTP BANK RIGHTS+                                                                                     578,163
       6,066   PARKWAY HOLDINGS LIMITED RIGHTS+                                                                       2,940
      97,598   ROYAL BANK OF SCOTLAND GROUP PLC RIGHTS+                                                              54,133
      57,677   ROYAL DUTCH SHELL RIGHTS+                                                                                  0
       2,087   SBM OFFSHORE RIGHTS+                                                                                       0
         949   SINO GOLD MINING RIGHTS+                                                                               1,515
      32,397   UBS AG RIGHTS+                                                                                        43,206
      25,538   UNILEVER NV RIGHTS+(A)                                                                                     0
         832   USG PEOPLE RIGHTS+                                                                                         0
         529   VIVO PARTICIPACOES PREFERRED RIGHTS+(A)                                                                  195
      36,814   YTL POWER INTERNATIONAL BHD RIGHTS+(A)                                                                     0

TOTAL RIGHTS (COST $668,872)                                                                                        772,166
                                                                                                            ---------------
WARRANTS: 0.00%                                                                               EXPIRATION
                                                                                                 DATE
     107,854   CHAMPION TECHNOLOGY HOLDINGS LIMITED WARRANTS+                                 04/16/2009                539
       6,000   CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                                    08/27/2008              1,899
         256   GAZIT GLOBE LIMITED WARRANTS+                                                  06/03/2008                  1
     203,875   MATAHARI PUTRA WARRANTS+                                                       07/12/2010                789

TOTAL WARRANTS (COST $0)                                                                                              3,227
                                                                                                            ---------------
PREFERRED STOCKS: 0.81%
      23,200   ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                210,248
      73,579   BANCO BRADESCO SA                                                                                  1,774,231

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
PREFERRED STOCKS (continued)
      47,090   BANCO ITAU HOLDING FINANCEIRA SA                                                             $     1,447,587
         557   CASINO GUICHARD PERRACHON SA PREFERRED                                                                52,383
       7,600   CIA DE BEBIDAS DAS AMERICAS PREFERRED                                                                524,547
      12,534   CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                             295,925
      90,330   COMPANHIA VALE DO RIO DOCE CLASS A                                                                 3,011,185
       8,213   EMBOTELLADORA ANDINA SA A SHARES PREFERRED                                                            22,650
       7,326   EMBOTELLADORA ANDINA SA B SHARES PREFERRED                                                            21,881
      10,851   GERDAU SA PREFERRED                                                                                  541,850
       1,111   INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LIMITED+                                                      228
      33,000   ITAUSA INVESTIMENTOS ITAU SA                                                                         338,826
       5,767   MALAYSIAN AIRLINE PREFERRED SHARES                                                                     1,477
       2,628   METALURGICA GERDAU SA                                                                                181,771
     141,804   PETROLEO BRASILEIRO SA                                                                             4,297,276
         424   RWE AG PREFERRED                                                                                      44,895
      12,177   TELE NORTE LESTE PARTICIPACOES SA                                                                    319,604
       9,782   UNIPOL PREFERRED                                                                                      22,203
      11,802   USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                       636,357
       1,861   VOLKSWAGEN AG PREFERRED                                                                              282,139

TOTAL PREFERRED STOCKS (COST $7,777,492)                                                                         14,027,263
                                                                                                            ---------------
COLLATERAL FOR SECURITIES LENDING: 14.62%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.24%
   5,376,819   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                           5,376,819
   5,376,819   DAILY ASSETS FUND INSTITUTIONAL                                                                    5,376,819
   5,376,819   DREYFUS CASH MANAGEMENT FUND                                                                       5,376,819
   5,376,819   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    5,376,819
                                                                                                                 21,507,276
                                                                                                            ---------------

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.38%
$  1,745,721   ALPINE SECURITIZATION CORPORATION++                              2.47%         06/11/2008          1,744,403
   2,094,865   AMSTEL FUNDING CORPORATION++                                     2.48          06/19/2008          2,092,123
   3,142,297   AMSTEL FUNDING CORPORATION++                                     2.65          06/05/2008          3,141,140
   1,745,721   AMSTERDAM FUNDING CORPORATION++                                  2.67          06/05/2008          1,745,073
     303,755   APRECO LLC++                                                     2.65          06/19/2008            303,331
   1,920,293   ASPEN FUNDING CORPORATION++                                      2.42          06/18/2008          1,917,969
   1,955,207   ASPEN FUNDING CORPORATION++                                      2.47          06/02/2008          1,954,939
   5,237,162   ATLANTIC ASSET SECURITIZATION CORPORATION++                      2.40          06/02/2008          5,236,463
   1,745,721   ATLANTIC ASSET SECURITIZATION CORPORATION++                      2.48          06/10/2008          1,744,518
   1,745,721   BANCO SANTANDER TOTTA LOAN+++/-                                  2.52          10/15/2008          1,744,605
   1,745,721   BANK OF IRELAND+++/-                                             2.67          10/14/2008          1,745,096
  29,677,249   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $29,682,937)          2.30          06/02/2008         29,677,249
   1,885,378   BARCLAYS US FUNDING LLC                                          2.45          06/05/2008          1,884,737
   2,094,865   BEAGLE FUNDING LLC++                                             2.74          06/04/2008          2,094,227
   1,633,994   BNP PARIBAS                                                      2.60          06/02/2008          1,633,758
     698,288   BRYANT BANK FUNDING LLC++                                        2.48          06/11/2008            697,759
   1,396,576   BRYANT BANK FUNDING LLC++                                        2.49          06/30/2008          1,393,690
     698,288   BRYANT BANK FUNDING LLC++                                        2.65          06/05/2008            698,031
   1,640,977   CAFCO LLC                                                        2.48          06/11/2008          1,639,734
   1,187,090   CANCARA ASSET SECURITIZATION LIMITED++                           2.47          06/27/2008          1,184,891
   1,349,442   CBA (DELAWARE) FINANCE INCORPORATED                              2.35          06/13/2008          1,348,297
   2,199,608   CHARTA LLC++                                                     2.65          06/05/2008          2,198,798
   3,704,004   CHEYNE FINANCE LLC+++/-###(A)(I)                                 6.40          02/25/2008          2,666,881
   2,848,677   CHEYNE FINANCE LLC+++/-###(A)(I)                                 6.48          05/19/2008          2,051,047
   2,094,865   CIESCO LLC++                                                     2.46          06/20/2008          2,092,002
   1,745,721   CLIPPER RECEIVABLES CORPORATION++                                2.63          06/11/2008          1,744,318
   2,094,865   CRC FUNDING LLC++                                                2.48          06/25/2008          2,091,257
   1,745,721   CRC FUNDING LLC++                                                2.65          06/03/2008          1,745,335

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 13,057,989   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $13,060,688)                                               2.48%         06/02/2008    $    13,057,989
   5,237,162   DANSKE BANK AS                                                   2.45          06/02/2008          5,237,162
   5,237,162   DANSKE BANK AS                                                   2.50          06/02/2008          5,237,162
   5,237,162   DANSKE BANK AS                                                   2.53          06/03/2008          5,237,162
   5,237,162   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MONEY MARKET SECURITIES (MATURITY VALUE $5,238,231)           2.45          06/02/2008          5,237,162
   9,077,747   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $9,079,525)                    2.35          06/02/2008          9,077,747
   1,047,432   EBBETS FUNDING LLC++                                             2.70          06/10/2008          1,046,647
   2,105,129   ENTERPRISE FUNDING LLC++                                         2.47          06/19/2008          2,102,385
   1,885,378   ENTERPRISE FUNDING LLC++                                         2.70          06/02/2008          1,885,095
   3,491,441   ERASMUS CAPITAL CORPORATION++                                    2.47          06/02/2008          3,490,962
     558,631   ERASMUS CAPITAL CORPORATION++                                    2.55          06/06/2008            558,393
     558,631   ERASMUS CAPITAL CORPORATION++                                    2.60          06/10/2008            558,227
   1,396,576   EUREKA SECURITIZATION INCORPORATED++                             2.47          06/06/2008          1,396,001
   1,222,004   FAIRWAY FINANCE CORPORATION++                                    2.43          06/11/2008          1,221,097
     698,288   FAIRWAY FINANCE CORPORATION                                      2.49          06/06/2008            697,998
   2,171,257   FALCON ASSET SECURITIZATION CORPORATION++                        2.41          06/24/2008          2,167,769
   1,816,317   FALCON ASSET SECURITIZATION CORPORATION++                        2.47          06/02/2008          1,816,068
   1,787,618   FORTIS BANK NY                                                   2.50          06/05/2008          1,787,618
   2,094,865   GEMINI SECURITIZATION INCORPORATED++                             2.53          06/20/2008          2,091,920
   2,007,579   GEMINI SECURITIZATION INCORPORATED++                             2.73          06/03/2008          2,007,122
   1,518,777   GOVCO INCORPORATED++                                             2.65          06/04/2008          1,518,330
   1,745,721   GRAMPIAN FUNDING LIMITED++                                       2.40          06/03/2008          1,745,371
   2,094,865   GRAMPIAN FUNDING LIMITED++                                       2.55          06/23/2008          2,091,452
   4,538,873   ING USA ANNUITY & LIFE INSURANCE+/-(I)                           2.59          10/16/2008          4,538,873
     698,288   JUPITER SECURITIZATION CORPORATION++                             2.47          06/05/2008            698,049
   1,380,306   JUPITER SECURITIZATION CORPORATION++                             2.47          06/09/2008          1,379,454
     417,157   JUPITER SECURITIZATION CORPORATION++                             2.47          06/10/2008            416,871
   1,745,721   KITTY HAWK FUNDING CORPORATION++                                 2.45          06/12/2008          1,744,295
   1,745,721   LIBERTY STREET FUNDING CORPORATION++                             2.50          06/02/2008          1,745,478
   1,187,090   LIBERTY STREET FUNDING CORPORATION++                             2.59          06/13/2008          1,185,980
     593,545   LIBERTY STREET FUNDING CORPORATION++                             2.75          06/05/2008            593,318
   3,491,441   LINKS FINANCE LLC+++/-                                           2.45          08/15/2008          3,478,959
   5,237,162   MAZARIN FUNDING CORPORATION+++/-                                 2.45          08/04/2008          5,224,310
   2,094,865   MONT BLANC CAPITAL CORPORATION++                                 2.49          06/23/2008          2,091,532
     322,958   MORGAN STANLEY+/-                                                2.64          10/15/2008            322,769
     698,288   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                        2.45          06/25/2008            697,100
   1,396,576   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                        2.48          06/16/2008          1,395,037
   3,491,441   NORTHERN ROCK PLC+++/-                                           2.76          10/03/2008          3,477,975
   1,920,293   OLD LINE FUNDING CORPORATION++                                   2.47          06/16/2008          1,918,185
   2,094,865   PARK AVENUE RECEIVABLE CORPORATION++                             2.42          06/27/2008          2,091,062
   1,710,806   PICAROS FUNDING LLC++                                            2.65          06/05/2008          1,710,176
   1,745,721   RANGER FUNDING CORPORATION++                                     2.46          06/13/2008          1,744,170
   1,131,157   RBS CITIZEN (GRAND CAYMAN) NA                                    2.19          06/02/2008          1,131,157
   2,094,865   REGENCY MARKETS #1 LLC++                                         2.47          06/17/2008          2,092,421
   2,094,865   SCALDIS CAPITAL LIMITED++                                        2.50          06/26/2008          2,091,082
   2,094,865   SHEFFIELD RECEIVABLES CORPORATION++                              2.50          06/16/2008          2,092,537
   2,094,865   SHEFFIELD RECEIVABLES CORPORATION++                              2.55          06/04/2008          2,094,271
   1,885,378   SOCIETE GENERALE NORTH AMERICA INCORPORATED                      2.61          06/06/2008          1,884,558
   1,745,721   SOLITAIRE FUNDING LLC++                                          2.50          06/12/2008          1,744,266
   2,164,693   STANFIELD VICTORIA FUNDING LLC+++/-###(A)(I)                     5.73          04/03/2008          1,775,049
   3,491,441   STANFIELD VICTORIA FUNDING LLC+++/-###(A)(I)                     5.95          02/15/2008          2,862,982
     698,288   SURREY FUNDING CORPORATION++                                     2.65          06/09/2008            697,826
   1,606,063   SURREY FUNDING CORPORATION++                                     2.92          06/03/2008          1,605,672
     614,494   SURREY FUNDING CORPORATION                                       3.00          06/02/2008            614,391
   1,920,293   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED               2.57          06/16/2008          1,918,099
   1,920,293   THUNDER BAY FUNDING INCORPORATED                                 2.48          06/18/2008          1,917,911
   1,745,721   TICONDEROGA FUNDING LIMITED++                                    2.70          06/02/2008          1,745,459
   2,094,865   TULIP FUNDING CORPORATION++                                      2.45          06/25/2008          2,091,300
   1,745,721   UNICREDITO ITALIANO BANK (IRELAND)+++/-                          2.54          10/14/2008          1,744,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
$  1,745,721   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-               2.65%         10/08/2008          1,745,068
   1,047,432   VERSAILLES CDS LLC++                                             3.00          06/03/2008          1,047,170
   1,745,721   VICTORIA FINANCE LLC+++/-###(A)(I)                               2.55          08/07/2008          1,431,491
   3,002,639   VICTORIA FINANCE LLC+++/-###(A)(I)                               2.83          07/28/2008          2,462,164
   3,491,441   WHITE PINE FINANCE LLC+++/-###(A)(I)                             5.43          02/22/2008          3,201,651
   2,094,865   WINDMILL FUNDING CORPORATION++                                   2.50          06/16/2008          2,092,537
   2,094,865   YORKTOWN CAPITAL LLC++                                           2.53          06/19/2008          2,092,067
                                                                                                                232,108,219
                                                                                                            ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $257,074,804)                                                     253,615,495
                                                                                                            ---------------
SHARES

SHORT-TERM INVESTMENTS: 0.55%
   9,594,940   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       9,594,940
                                                                                                            ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,594,940)                                                                    9,594,940
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,897,056,544)*                                             113.99%                                  $ 1,976,862,308
OTHER ASSETS AND LIABILITIES, NET                                  (13.99)                                     (242,658,898)
                                                                   ------                                   ---------------
TOTAL NET ASSETS                                                   100.00%                                  $ 1,734,203,410
                                                                   ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,415,424.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,594,940.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES: 21.50%
AGRICULTURAL SERVICES: 0.02%
$    150,000   BUNGE LIMITED FINANCE CORPORATION                                 5.10%        07/15/2015    $       132,836
                                                                                                            ---------------
APPAREL & ACCESSORY STORES: 0.08%
     150,000   JCPENNEY CORPORATION INCORPORATED                                 6.38         10/15/2036            126,449
     250,000   JCPENNEY CORPORATION INCORPORATED                                 7.95         04/01/2017            259,574
      65,000   KOHL'S CORPORATION                                                6.00         01/15/2033             53,061
      65,000   LIMITED BRANDS                                                    5.25         11/01/2014             57,031
     125,000   MAY DEPARTMENT STORES COMPANY                                     4.80         07/15/2009            122,855
                                                                                                                    618,970
                                                                                                            ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS:
   0.01%
     100,000   VF CORPORATION                                                    5.95         11/01/2017             98,581
                                                                                                            ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
     250,000   JOHNSON CONTROLS INCORPORATED                                     5.50         01/15/2016            246,462
                                                                                                            ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
     100,000   RYDER SYSTEM INCORPORATED SERIES MTN                              5.85         03/01/2014             96,197
                                                                                                            ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
      65,000   MDC HOLDINGS INCORPORATED                                         5.38         07/01/2015             59,974
      65,000   TOLL BROTHERS FINANCE CORPORATION                                 5.15         05/15/2015             57,225
                                                                                                                    117,199
                                                                                                            ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.25%
     150,000   BROWN-FORMAN CORPORATION                                          5.20         04/01/2012            150,610
     180,000   CRH AMERICA INCORPORATED                                          5.30         10/15/2013            168,053
     100,000   CRH AMERICA INCORPORATED                                          5.63         09/30/2011             97,488
      50,000   CRH AMERICA INCORPORATED                                          6.00         09/30/2016             46,582
     180,000   HOME DEPOT INCORPORATED                                           4.63         08/15/2010            178,808
     100,000   HOME DEPOT INCORPORATED                                           5.20         03/01/2011             99,587
      50,000   HOME DEPOT INCORPORATED                                           5.25         12/16/2013             47,993
     680,000   HOME DEPOT INCORPORATED                                           5.40         03/01/2016            640,060
     250,000   HOME DEPOT INCORPORATED                                           5.88         12/16/2036            206,729
     400,000   LOWE'S COMPANIES INCORPORATED                                     5.00         10/15/2015            396,481
      75,000   LOWE'S COMPANIES INCORPORATED                                     6.50         03/15/2029             72,137
                                                                                                                  2,104,528
                                                                                                            ---------------
BUSINESS SERVICES: 0.30%
     150,000   COMPUTER SCIENCES CORPORATION++                                   6.50         03/15/2018            150,837
     180,000   ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                      6.50         08/01/2013            185,768
     100,000   FISERV INCORPORATED                                               6.13         11/20/2012            100,751
     100,000   FISERV INCORPORATED                                               6.80         11/20/2017            101,037
   1,725,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                  6.00         06/15/2012          1,796,772
     130,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.65         06/01/2014            123,342
                                                                                                                  2,458,507
                                                                                                            ---------------
CHEMICALS & ALLIED PRODUCTS: 1.04%
     150,000   ABBOTT LABORATORIES                                               5.60         05/15/2011            156,658
   1,000,000   ABBOTT LABORATORIES                                               5.60         11/30/2017          1,007,308
     150,000   ABBOTT LABORATORIES                                               5.88         05/15/2016            155,070
     100,000   AMGEN INCORPORATED                                                6.38         06/01/2037             94,049
     250,000   BRISTOL-MYERS SQUIBB COMPANY                                      5.88         11/15/2036            232,283
     150,000   CLOROX COMPANY                                                    5.00         03/01/2013            147,017
     300,000   CLOROX COMPANY                                                    5.00         01/15/2015            285,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
$    100,000   CLOROX COMPANY                                                    5.45%        10/15/2012    $        99,993
      90,000   CLOROX COMPANY                                                    5.95         10/15/2017             89,356
     100,000   COLGATE-PALMOLIVE COMPANY SERIES MTN                              5.20         11/07/2016             99,659
     100,000   DOW CHEMICAL COMPANY                                              6.00         10/01/2012            102,665
     100,000   DOW CHEMICAL COMPANY                                              7.38         11/01/2029            108,206
     565,000   E.I. DU PONT DE NEMOURS & COMPANY                                 4.88         04/30/2014            558,279
      50,000   E.I. DU PONT DE NEMOURS & COMPANY                                 5.25         12/15/2016             49,660
      25,000   E.I. DU PONT DE NEMOURS & COMPANY                                 5.60         12/15/2036             22,787
     180,000   E.I. DU PONT DE NEMOURS & COMPANY                                 6.88         10/15/2009            186,665
     200,000   EASTMAN CHEMICAL COMPANY                                          7.60         02/01/2027            204,594
     400,000   ELI LILLY & COMPANY                                               5.50         03/15/2027            379,061
     125,000   GENENTECH INCORPORATED                                            4.40         07/15/2010            126,937
     250,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                              4.38         04/15/2014            241,944
     250,000   JOHNSON & JOHNSON                                                 5.55         08/15/2017            260,955
      65,000   LUBRIZOL CORPORATION                                              5.50         10/01/2014             62,084
     150,000   MERCK & COMPANY INCORPORATED                                      5.75         11/15/2036            141,023
      65,000   MERCK & COMPANY INCORPORATED                                      5.95         12/01/2028             62,725
     100,000   MONSANTO COMPANY                                                  5.50         08/15/2025             92,650
     300,000   PFIZER INCORPORATED                                               4.50         02/15/2014            299,748
      50,000   PPG INDUSTRIES INCORPORATED                                       5.75         03/15/2013             50,724
     100,000   PPG INDUSTRIES INCORPORATED                                       6.65         03/15/2018            104,370
      75,000   PRAXAIR INCORPORATED                                              5.38         11/01/2016             74,408
     150,000   PRAXAIR INCORPORATED                                              6.38         04/01/2012            158,720
     500,000   PROCTER & GAMBLE COMPANY                                          4.85         12/15/2015            512,654
     100,000   PROCTER & GAMBLE COMPANY                                          5.80         08/15/2034             99,324
     150,000   PROCTER & GAMBLE COMPANY                                          6.88         09/15/2009            156,095
      75,000   ROHM & HAAS COMPANY                                               7.85         07/15/2029             81,531
     225,000   SCHERING-PLOUGH CORPORATION                                       6.55         09/15/2037            219,342
     120,000   SCHERING-PLOUGH CORPORATION                                       6.75         12/01/2033            119,320
     200,000   TEVA PHARMACEUTICAL FINANCE LLC                                   6.15         02/01/2036            189,892
     500,000   WYETH                                                             5.45         04/01/2017            494,107
     180,000   WYETH                                                             5.50         02/15/2016            178,449
     625,000   WYETH                                                             6.00         02/15/2036            601,299
     300,000   WYETH                                                             6.95         03/15/2011            318,167
                                                                                                                  8,625,118
                                                                                                            ---------------
COMMUNICATIONS: 2.01%
      65,000   AMERICA MOVIL SA DE CV                                            6.38         03/01/2035             62,481
     300,000   AT&T INCORPORATED                                                 4.13         09/15/2009            300,411
     325,000   AT&T INCORPORATED                                                 5.10         09/15/2014            322,445
     300,000   AT&T INCORPORATED                                                 6.25         03/15/2011            311,542
     570,000   AT&T INCORPORATED                                                 6.50         09/01/2037            559,181
     550,000   AT&T INCORPORATED                                                 8.00         11/15/2031            634,140
     360,000   AT&T WIRELESS                                                     7.88         03/01/2011            385,664
   1,000,000   AT&T WIRELESS                                                     8.13         05/01/2012          1,094,678
     225,000   AT&T WIRELESS                                                     8.75         03/01/2031            268,656
     250,000   BELLSOUTH CAPITAL FUNDING CORPORATION                             7.88         02/15/2030            275,767
     325,000   BELLSOUTH CORPORATION                                             4.20         09/15/2009            325,747
     325,000   BELLSOUTH CORPORATION                                             5.20         09/15/2014            323,307
     180,000   BELLSOUTH CORPORATION                                             6.00         11/15/2034            166,629
     180,000   BELLSOUTH CORPORATION                                             6.55         06/15/2034            175,673
     180,000   BRITISH TELEPHONE PLC                                             8.63         12/15/2010            195,058
     180,000   CBS CORPORATION                                                   4.63         05/15/2018            152,605
     100,000   CENTURYTEL INCORPORATED                                           5.00         02/15/2015             93,251
     240,000   CENTURYTEL INCORPORATED                                           6.00         04/01/2017            232,839
     350,000   COMCAST CABLE HOLDINGS LLC                                        7.13         02/15/2028            348,665
     100,000   COMCAST CORPORATION                                               4.95         06/15/2016             93,766
     300,000   COMCAST CORPORATION                                               5.30         01/15/2014            293,061
     200,000   COMCAST CORPORATION                                               5.45         11/15/2010            202,686
      75,000   COMCAST CORPORATION                                               5.88         02/15/2018             73,787
     225,000   COMCAST CORPORATION                                               5.90         03/15/2016            224,048
     500,000   COMCAST CORPORATION                                               6.30         11/15/2017            507,186

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMUNICATIONS (continued)
$    150,000   COMCAST CORPORATION<<                                             6.45%        03/15/2037    $       143,441
     200,000   COMCAST CORPORATION                                               6.50         11/15/2035            194,583
     400,000   COMCAST CORPORATION                                               6.95         08/15/2037            405,118
     180,000   COX COMMUNICATIONS INCORPORATED                                   4.63         01/15/2010            178,602
     180,000   COX COMMUNICATIONS INCORPORATED                                   5.45         12/15/2014            174,861
     300,000   COX COMMUNICATIONS INCORPORATED                                   7.13         10/01/2012            314,397
     100,000   EMBARQ CORPORATION                                                6.74         06/01/2013             98,282
     350,000   EMBARQ CORPORATION                                                7.08         06/01/2016            340,361
     120,000   MOTOROLA INCORPORATED                                             7.63         11/15/2010            121,760
     300,000   QWEST CORPORATION                                                 6.88         09/15/2033            256,500
     500,000   QWEST CORPORATION                                                 7.50         06/15/2023            461,250
      65,000   REED ELSEVIER CAPITAL INCORPORATED                                4.63         06/15/2012             62,121
     415,000   TELECOM ITALIA CAPITAL SA                                         5.25         11/15/2013            396,016
     150,000   TIME WARNER CABLE INCORPORATED                                    5.85         05/01/2017            143,894
     250,000   TIME WARNER CABLE INCORPORATED                                    6.55         05/01/2037            234,437
     250,000   TIME WARNER COMPANIES INCORPORATED                                7.57         02/01/2024            258,163
     150,000   TIME WARNER ENTERTAINMENT COMPANY LP                              8.38         07/15/2033            163,876
      50,000   TIME WARNER INCORPORATED                                          6.50         11/15/2036             45,635
     360,000   TIME WARNER INCORPORATED                                          6.88         05/01/2012            370,766
     325,000   TIME WARNER INCORPORATED                                          7.63         04/15/2031            337,097
     300,000   TIME WARNER INCORPORATED                                          7.70         05/01/2032            313,901
     300,000   VERIZON (NEW JERSEY) INCORPORATED SERIES A                        5.88         01/17/2012            305,564
     250,000   VERIZON COMMUNICATIONS INCORPORATED                               6.25         04/01/2037            240,401
     325,000   VERIZON GLOBAL FUNDING CORPORATION                                4.90         09/15/2015            314,791
     100,000   VERIZON GLOBAL FUNDING CORPORATION                                5.85         09/15/2035             91,771
     500,000   VERIZON GLOBAL FUNDING CORPORATION                                7.25         12/01/2010            534,987
   1,000,000   VERIZON GLOBAL FUNDING CORPORATION                                7.38         09/01/2012          1,083,583
     350,000   VERIZON GLOBAL FUNDING CORPORATION                                7.75         12/01/2030            388,156
     200,000   VIACOM INCORPORATED                                               5.50         05/15/2033            161,247
     180,000   VIACOM INCORPORATED                                               5.75         04/30/2011            180,833
     180,000   VIACOM INCORPORATED                                               6.25         04/30/2016            178,365
      50,000   VIACOM INCORPORATED                                               6.75         10/05/2037             47,806
     180,000   VIACOM INCORPORATED                                               6.88         04/30/2036            174,732
     300,000   VODAFONE GROUP PLC                                                7.75         02/15/2010            314,178
                                                                                                                 16,654,748
                                                                                                            ---------------
DEPOSITORY INSTITUTIONS: 3.42%
     150,000   ABBEY NATIONAL CAPITAL TRUST I+/-                                 8.96         12/31/2049            170,873
     180,000   BAC CAPITAL TRUST VI                                              5.63         03/08/2035            153,291
     200,000   BAC CAPITAL TRUST XI                                              6.63         05/23/2036            192,096
      50,000   BAC CAPITAL TRUST XIV+/-                                          5.63         12/31/2049             40,594
   1,250,000   BANK OF AMERICA CORPORATION<<                                     4.50         08/01/2010          1,259,800
     250,000   BANK OF AMERICA CORPORATION                                       4.75         08/01/2015            236,875
   1,500,000   BANK OF AMERICA CORPORATION<<                                     5.38         09/11/2012          1,519,307
     700,000   BANK OF AMERICA CORPORATION                                       5.38         06/15/2014            703,078
     250,000   BANK OF AMERICA CORPORATION                                       5.49         03/15/2019            235,733
     100,000   BANK OF AMERICA CORPORATION                                       5.63         10/14/2016             98,149
     500,000   BANK OF AMERICA CORPORATION                                       5.75         12/01/2017            491,021
   1,000,000   BANK OF AMERICA CORPORATION                                       7.80         02/15/2010          1,052,291
     450,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                    4.95         01/14/2011            454,003
     150,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN<<                  4.95         11/01/2012            150,939
     500,000   BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                   7.40         06/15/2011            529,280
     240,000   BANK ONE CORPORATION                                              7.63         10/15/2026            253,804
     250,000   BANK ONE CORPORATION                                              8.00         04/29/2027            274,292
     100,000   BB&T CAPITAL TRUST IV+/-                                          6.82         06/12/2049             87,293
     250,000   BB&T CORPORATION                                                  5.20         12/23/2015            235,777
     900,000   CITIGROUP INCORPORATED                                            5.00         09/15/2014            842,102
   1,000,000   CITIGROUP INCORPORATED                                            5.50         02/15/2017            935,147
     750,000   CITIGROUP INCORPORATED                                            5.63         08/27/2012            748,091
   1,000,000   CITIGROUP INCORPORATED                                            6.13         05/15/2018            980,957
     625,000   CITIGROUP INCORPORATED                                            6.50         01/18/2011            648,051
     500,000   CITIGROUP INCORPORATED<<                                          6.88         03/05/2038            489,703

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
$    500,000   COMERCIA BANK SERIES BKNT                                         5.75%        11/21/2016    $       466,693
     100,000   COMERICA CAPITAL TRUST II+/-                                      6.58         02/20/2037             68,108
     100,000   DEUTSCHE BANK FINANCIAL LLC                                       5.38         03/02/2015             96,950
     500,000   FIFTH THIRD BANCORP                                               5.45         01/15/2017            453,708
     200,000   HSBC BANK USA NA NEW YORK                                         4.63         04/01/2014            190,698
     225,000   HSBC BANK USA NA NEW YORK SERIES BKNT                             5.63         08/15/2035            193,144
     250,000   JPMORGAN CHASE & COMPANY                                          5.25         05/01/2015            243,987
   1,000,000   JPMORGAN CHASE & COMPANY                                          5.38         10/01/2012          1,009,959
     600,000   JPMORGAN CHASE & COMPANY                                          5.60         06/01/2011            612,866
   1,000,000   JPMORGAN CHASE & COMPANY                                          6.00         01/15/2018            989,390
     800,000   JPMORGAN CHASE & COMPANY                                          6.63         03/15/2012            830,668
     350,000   KEYBANK NA                                                        5.80         07/01/2014            331,501
     250,000   LEHMAN BROTHERS HOLDINGS                                          6.88         07/17/2037            215,873
     250,000   M&I MARSHALL & ILSLEY BANK SERIES BKNT                            5.00         01/17/2017            223,717
     200,000   MELLON FUNDING CORPORATION                                        5.00         12/01/2014            187,003
     100,000   MELLON FUNDING CORPORATION                                        5.20         05/15/2014             99,265
     360,000   NATIONAL CITY CORPORATION                                         4.90         01/15/2015            288,808
     450,000   PNC FUNDING CORPORATION                                           5.13         12/14/2010            449,605
     250,000   REGIONS BANK                                                      6.45         06/26/2037            200,152
     150,000   SUNTRUST BANK                                                     5.00         09/01/2015            137,990
     250,000   SUNTRUST CAPITAL VIII+/-                                          6.10         12/15/2049            205,384
     200,000   UBS AG STAMFORD CT                                                5.88         07/15/2016            198,191
     360,000   UBS PREFERRED FUNDING TRUST I+/-                                  8.62         12/31/2049            367,567
     200,000   UNION BANK OF CALIFORNIA SERIES BKNT                              5.95         05/11/2016            188,022
     275,000   US BANK NA SERIES BKNT                                            4.95         10/30/2014            271,989
      50,000   USB CAPITAL IX+/-                                                 6.19         12/31/2049             42,000
     250,000   WACHOVIA BANK NA                                                  5.85         02/01/2037            211,385
     150,000   WACHOVIA CAPITAL TRUST I+/-                                       5.80         12/31/2049            114,750
     300,000   WACHOVIA CORPORATION                                              5.25         08/01/2014            290,539
     400,000   WACHOVIA CORPORATION                                              5.50         08/01/2035            321,348
     500,000   WACHOVIA CORPORATION                                              5.63         10/15/2016            482,676
   1,000,000   WACHOVIA CORPORATION                                              5.75         02/01/2018            965,687
     325,000   WASHINGTON MUTUAL INCORPORATED                                    5.25         09/15/2017            273,000
     900,000   WELLS FARGO & COMPANY(L)                                          4.20         01/15/2010            902,803
   1,000,000   WELLS FARGO & COMPANY(L)                                          5.25         10/23/2012          1,004,761
   1,500,000   WELLS FARGO & COMPANY(L)                                          5.30         08/26/2011          1,525,128
     500,000   WELLS FARGO BANK NA(L)                                            4.75         02/09/2015            476,839
     150,000   WELLS FARGO BANK NA(L)                                            5.95         08/26/2036            142,250
      75,000   WESTERN UNION COMPANY                                             5.40         11/17/2011             74,316
      75,000   WESTERN UNION COMPANY                                             5.93         10/01/2016             72,744
      75,000   WESTERN UNION COMPANY                                             6.20         11/17/2036             67,213
                                                                                                                 28,271,224
                                                                                                            ---------------
EATING & DRINKING PLACES: 0.14%
     250,000   DARDEN RESTAURANTS INCORPORATED                                   5.63         10/15/2012            242,241
     105,000   DARDEN RESTAURANTS INCORPORATED                                   6.20         10/15/2017             99,981
      20,000   DARDEN RESTAURANTS INCORPORATED                                   6.80         10/15/2037             17,914
     100,000   MCDONALD'S CORPORATION                                            5.80         10/15/2017            101,580
     150,000   MCDONALD'S CORPORATION                                            6.30         10/15/2037            148,010
     100,000   MCDONALD'S CORPORATION SERIES MTN                                 4.30         03/01/2013             98,708
     100,000   MCDONALD'S CORPORATION SERIES MTN<<                               5.35         03/01/2018             97,693
     100,000   MCDONALD'S CORPORATION SERIES MTN                                 6.30         03/01/2038             98,665
      50,000   YUM! BRANDS INCORPORATED                                          6.25         03/15/2018             49,100
      50,000   YUM! BRANDS INCORPORATED                                          6.88         11/15/2037             47,439
     120,000   YUM! BRANDS INCORPORATED                                          8.88         04/15/2011            130,998
                                                                                                                  1,132,329
                                                                                                            ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.25%
     105,000   ALABAMA POWER COMPANY                                             6.13         05/15/2038            103,972
     100,000   AMEREN UNION ELECTRIC                                             6.00         04/01/2018             98,196

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)

$     75,000   AMERENUE                                                          5.40%        02/01/2016    $        71,392
     100,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C             5.38         03/15/2010            101,115
     750,000   AMERICAN WATER CAPITAL CORPORATION++                              6.09         10/15/2017            738,654
     100,000   APPALACHIAN POWER COMPANY                                         7.00         04/01/2038             97,941
     315,000   APPALACHIAN POWER COMPANY SERIES L                                5.80         10/01/2035            265,958
     500,000   ARIZONA PUBLIC SERVICE COMPANY                                    6.38         10/15/2011            498,044
     100,000   ATMOS ENERGY CORPORATION                                          4.95         10/15/2014             94,017
      50,000   ATMOS ENERGY CORPORATION                                          6.35         06/15/2017             49,335
     180,000   CAROLINA POWER & LIGHT COMPANY                                    5.25         12/15/2015            180,585
     450,000   CENTERPOINT ENERGY HOUSTON SERIES J2                              5.70         03/15/2013            452,701
     150,000   CENTERPOINT ENERGY RESOURCES CORPORATION                          6.13         11/01/2017            146,931
      50,000   CENTERPOINT ENERGY RESOURCES CORPORATION                          6.63         11/01/2037             46,233
     100,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN               6.00         05/15/2018             96,396
     250,000   COMMONWEALTH EDISON COMPANY                                       5.90         03/15/2036            224,991
      65,000   COMMONWEALTH EDISON COMPANY SERIES 100                            5.88         02/01/2033             58,587
      50,000   COMMONWEALTH EDISON COMPANY SERIES 105                            5.40         12/15/2011             50,169
     100,000   CONNECTICUT LIGHT & POWER COMPANY                                 5.65         05/01/2018             99,046
     180,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                           4.88         02/01/2013            178,452
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                           5.85         04/01/2018            101,130
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                           6.75         04/01/2038            103,303
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C               5.50         09/15/2016             99,682
      50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                  5.30         12/01/2016             49,007
      50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                  5.70         12/01/2036             44,858
     100,000   CONSOLIDATED NATURAL GAS COMPANY SERIES A                         5.00         12/01/2014             96,261
     200,000   CONSTELLATION ENERGY GROUP INCORPORATED                           7.00         04/01/2012            208,780
     150,000   CONSUMERS ENERGY COMPANY                                          5.65         09/15/2018            147,726
     150,000   CONSUMERS ENERGY COMPANY SERIES B                                 5.38         04/15/2013            149,495
     100,000   DOMINION RESOURCES INCORPORATED                                   4.75         12/15/2010            100,923
     180,000   DOMINION RESOURCES INCORPORATED                                   5.70         09/17/2012            183,728
      50,000   DOMINION RESOURCES INCORPORATED SERIES A                          5.60         11/15/2016             49,348
     125,000   DOMINION RESOURCES INCORPORATED SERIES B                          5.95         06/15/2035            116,342
     350,000   DTE ENERGY COMPANY                                                6.35         06/01/2016            351,148
     150,000   DTE ENERGY COMPANY                                                7.05         06/01/2011            156,320
     125,000   DUKE CAPITAL LLC                                                  5.67         08/15/2014            122,280
     100,000   DUKE CAPITAL LLC                                                  8.00         10/01/2019            110,185
      75,000   DUKE ENERGY CORPORATION                                           6.45         10/15/2032             76,037
     500,000   DUKE ENERGY CORPORATION SERIES D                                  7.38         03/01/2010            527,556
     120,000   DUKE ENERGY FIELD SERVICES LLC                                    7.88         08/16/2010            126,936
     100,000   EMERSON ELECTRIC COMPANY                                          4.75         10/15/2015             96,675
      55,000   ENERGY TRANSFER PARTNERS                                          6.13         02/15/2017             53,604
      30,000   ENERGY TRANSFER PARTNERS                                          6.63         10/15/2036             27,855
     250,000   ENERGY TRANSFER PARTNERS LP                                       6.00         07/01/2013            251,515
     100,000   ENERGY TRANSFER PARTNERS LP                                       6.70         07/01/2018            101,315
     100,000   ENERGY TRANSFER PARTNERS LP                                       7.50         07/01/2038            103,420
     100,000   ENTERGY LOUISIANA LLC++                                           6.00         05/01/2018             97,080
     125,000   EXELON CORPORATION                                                4.90         06/15/2015            115,870
      65,000   EXELON CORPORATION                                                5.63         06/15/2035             55,631
     150,000   EXELON GENERATION COMPANY LLC                                     6.95         06/15/2011            155,556
     150,000   FIRST ENERGY CORPORATION SERIES B                                 6.45         11/15/2011            154,636
     430,000   FIRST ENERGY CORPORATION SERIES C                                 7.38         11/15/2031            462,617
     100,000   FLORIDA POWER & LIGHT COMPANY                                     4.80         03/01/2013             99,980
     150,000   FLORIDA POWER & LIGHT COMPANY                                     5.63         04/01/2034            140,282
     100,000   FLORIDA POWER & LIGHT COMPANY                                     5.85         05/01/2037             96,262
      50,000   FLORIDA POWER & LIGHT COMPANY                                     5.95         02/01/2038             48,792
     800,000   FPL GROUP CAPITAL INCORPORATED                                    5.63         09/01/2011            825,514
     200,000   GEORGIA POWER COMPANY                                             5.40         06/01/2018            198,220
     100,000   GEORGIA POWER COMPANY SERIES B                                    5.70         06/01/2017            101,425
     250,000   GREAT PLAIN ENERGY INCORPORATED                                   6.38         03/01/2018            250,472
     100,000   ILLINOIS POWER COMPANY                                            6.13         11/15/2017             96,376
      50,000   ILLINOIS POWER COMPANY++                                          6.25         04/01/2018             48,579
     100,000   JERSEY CENTRAL POWER & LIGHT COMPANY                              5.63         05/01/2016             96,763
     125,000   KEYSPAN CORPORATION                                               5.80         04/01/2035            108,375
     250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.30         03/15/2018            244,259

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     75,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.80%        10/15/2036    $        70,094
     180,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.88         10/01/2012            185,317
     100,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.95         05/15/2037             93,515
     250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               6.13         04/01/2036            240,559
   1,000,000   NEVADA POWER COMPANY SERIES A                                     8.25         06/01/2011          1,072,630
     180,000   NISOURCE FINANCE CORPORATION                                      5.25         09/15/2017            159,838
      65,000   NISOURCE FINANCE CORPORATION                                      5.45         09/15/2020             56,494
      90,000   NISOURCE FINANCE CORPORATION                                      6.80         01/15/2019             88,337
     100,000   NORTHERN STATES POWER COMPANY MINNESOTA                           6.20         07/01/2037             99,103
     170,000   NORTHWEST PIPELINE CORPORATION++                                  6.05         06/15/2018            166,983
      65,000   ONEOK INCORPORATED                                                5.20         06/15/2015             61,350
     200,000   ONEOK PARTNERS LP                                                 6.15         10/01/2016            197,460
     125,000   PACIFIC GAS & ELECTRIC COMPANY                                    4.80         03/01/2014            122,554
     250,000   PACIFIC GAS & ELECTRIC COMPANY                                    5.80         03/01/2037            231,383
     200,000   PACIFIC GAS & ELECTRIC COMPANY                                    6.05         03/01/2034            192,002
     100,000   PACIFIC GAS & ELECTRIC COMPANY                                    6.35         02/15/2038             99,367
     720,000   PACIFICORP                                                        6.25         10/15/2037            713,524
     200,000   POTOMAC ELECTRIC POWER                                            6.50         11/15/2037            197,484
     500,000   PPL ENERGY SUPPLY LLC                                             6.20         05/15/2016            487,851
      50,000   PROGRESS ENERGY INCORPORATED                                      6.30         04/01/2038             50,015
     180,000   PROGRESS ENERGY INCORPORATED                                      7.10         03/01/2011            189,775
     120,000   PROGRESS ENERGY INCORPORATED                                      7.75         03/01/2031            137,248
     150,000   PSEG POWER LLC                                                    7.75         04/15/2011            160,030
      75,000   PSEG POWER LLC                                                    8.63         04/15/2031             90,785
     150,000   PUBLIC SERVICE COMPANY OF COLORADO                                7.88         10/01/2012            167,788
     100,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                  5.80         05/01/2037             94,047
     100,000   PUGET SOUND ENERGY INCORPORATED                                   6.27         03/15/2037             92,237
     100,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                    5.00         01/15/2016             98,153
     180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                    5.35         07/15/2035            161,605
      75,000   SOUTHERN CALIFORNIA GAS COMPANY                                   5.75         11/15/2035             71,072
     100,000   SOUTHERN COMPANY SERIES A                                         5.30         01/15/2012            101,791
     250,000   SOUTHERN POWER COMPANY SERIES D                                   4.88         07/15/2015            236,006
     100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                      5.55         01/15/2017             95,084
     100,000   SOUTHWESTERN PUBLIC SERVICE                                       6.00         10/01/2036             89,456
      75,000   TAMPA ELECTRIC COMPANY                                            6.15         05/15/2037             68,014
     200,000   TENNESSEE VALLEY AUTHORITY<<                                      4.50         04/01/2018            197,380
     150,000   TENNESSEE VALLEY AUTHORITY                                        5.50         07/18/2017            159,876
      50,000   TOLEDA EDISON COMPANY                                             6.15         05/15/2037             43,881
     105,000   TRANSCONTINENTAL GAS PIPE LINE CORPORATION++                      6.05         06/15/2018            102,900
      75,000   TXU ELECTRIC DELIVERY COMPANY                                     6.38         05/01/2012             75,695
      75,000   TXU ELECTRIC DELIVERY COMPANY                                     7.00         05/01/2032             70,877
      75,000   TXU ELECTRIC DELIVERY COMPANY                                     7.25         01/15/2033             72,924
     100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                        4.75         03/01/2013             98,729
     105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                        6.00         05/15/2037             99,532
      65,000   WASTE MANAGEMENT INCORPORATED                                     5.00         03/15/2014             61,661
     150,000   WASTE MANAGEMENT INCORPORATED                                     7.75         05/15/2032            162,968
     100,000   WISCONSIN ELECTRIC POWER COMPANY                                  5.63         05/15/2033             91,014
      50,000   WISCONSIN ELECTRIC POWER COMPANY                                  5.70         12/01/2036             45,762
     125,000   WISCONSIN ENERGY CORPORATION+/-                                   6.25         05/15/2049            108,698
     100,000   WISCONSIN POWER & LIGHT COMPANY                                   6.38         08/15/2037             99,046
     100,000   XCEL ENERGY INCORPORATED                                          7.00         12/01/2010            104,726
                                                                                                                 18,639,453
                                                                                                            ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.03%
      50,000   EMERSON ELECTRIC COMPANY                                          5.25         10/15/2018             48,826
     120,000   MOTOROLA INCORPORATED                                             7.50         05/15/2025            109,848
     100,000   NISOURCE FINANCE CORPORATION                                      6.40         03/15/2018             96,281
                                                                                                                    254,955
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
$    100,000   QUEST DIAGNOSTICS INCORPORATED                                    5.13%        11/01/2010    $       100,079
                                                                                                            ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 0.02%
     200,000   FORTUNE BRANDS INCORPORATED                                       5.38         01/15/2016            188,576
                                                                                                            ---------------
FOOD & KINDRED PRODUCTS: 0.70%
     180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                             4.38         01/15/2013            174,686
      50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                             5.60         03/01/2017             48,915
     250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                             5.75         04/01/2036            228,380
     350,000   ARCHER-DANIELS-MIDLAND COMPANY                                    5.38         09/15/2035            303,960
     100,000   ARCHER-DANIELS-MIDLAND COMPANY                                    5.45         03/15/2018             98,354
     100,000   BOTTLING GROUP LLC                                                4.63         11/15/2012            100,898
     180,000   COCA-COLA ENTERPRISES INCORPORATED<<                              4.38         09/15/2009            180,549
     180,000   COCA-COLA ENTERPRISES INCORPORATED                                6.75         09/15/2028            189,179
     200,000   COCA-COLA ENTERPRISES INCORPORATED                                8.00         09/15/2022            234,383
     120,000   COCA-COLA ENTERPRISES INCORPORATED                                8.50         02/01/2022            145,165
     150,000   CONAGRA FOODS INCORPORATED                                        6.75         09/15/2011            156,362
     120,000   CONAGRA FOODS INCORPORATED                                        8.25         09/15/2030            134,292
     150,000   DR. PEPPER SNAPPLE GROUP INCORPORATED++                           6.82         05/01/2018            151,275
     100,000   DR. PEPPER SNAPPLE GROUP INCORPORATED++                           7.45         05/01/2038            103,420
     100,000   GENERAL MILLS INCORPORATED                                        5.70         02/15/2017             99,315
     225,000   GENERAL MILLS INCORPORATED                                        6.00         02/15/2012            231,885
     150,000   GRAND METROPOLITAN INVESTMENT CORPORATION                         7.45         04/15/2035            167,829
     975,000   HJ HEINZ FINANCE COMPANY                                          6.63         07/15/2011          1,020,044
     350,000   KELLOGG COMPANY SERIES B                                          6.60         04/01/2011            368,088
     125,000   KRAFT FOODS INCORPORATED                                          4.13         11/12/2009            125,234
     350,000   KRAFT FOODS INCORPORATED<<                                        5.25         10/01/2013            342,187
     275,000   KRAFT FOODS INCORPORATED                                          5.63         11/01/2011            278,465
     250,000   KRAFT FOODS INCORPORATED                                          6.50         08/11/2017            251,342
      75,000   KRAFT FOODS INCORPORATED                                          6.50         11/01/2031             68,936
     100,000   KRAFT FOODS INCORPORATED                                          6.88         01/26/2039             96,689
      60,000   KRAFT FOODS INCORPORATED                                          7.00         08/11/2037             59,257
     100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                        7.00         03/01/2029            111,128
     250,000   SARA LEE CORPORATION                                              6.25         09/15/2011            255,530
      75,000   WM. WRIGLEY JR. COMPANY                                           4.30         07/15/2010             75,494
                                                                                                                  5,801,241
                                                                                                            ---------------
FOOD STORES: 0.09%
     100,000   KROGER COMPANY                                                    4.95         01/15/2015             94,216
      50,000   KROGER COMPANY                                                    6.15         01/15/2020             50,409
     350,000   KROGER COMPANY                                                    6.75         04/15/2012            368,353
      75,000   KROGER COMPANY                                                    7.50         04/01/2031             81,955
     100,000   SAFEWAY INCORPORATED                                              4.95         08/16/2010            100,720
      75,000   SAFEWAY INCORPORATED                                              7.25         02/01/2031             80,220
                                                                                                                    775,873
                                                                                                            ---------------
FORESTRY: 0.05%
     180,000   WEYERHAEUSER COMPANY                                              6.75         03/15/2012            185,996
     225,000   WEYERHAEUSER COMPANY                                              7.38         03/15/2032            222,160
                                                                                                                    408,156
                                                                                                            ---------------
FURNITURE & FIXTURES: 0.11%
      50,000   CINTAS CORPORATION #2                                             6.15         08/15/2036             44,795
     180,000   MASCO CORPORATION                                                 5.88         07/15/2012            173,512
     350,000   MASCO CORPORATION                                                 6.13         10/03/2016            324,701
     200,000   NEWELL RUBBERMAID INCORPORATE                                     5.50         04/15/2013            198,296

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FURNITURE & FIXTURES (continued)
$    165,000   NEWELL RUBBERMAID INCORPORATE                                     6.25%        04/15/2018    $       164,553
                                                                                                                    905,857
                                                                                                            ---------------
GENERAL MERCHANDISE STORES: 0.48%
     100,000   COSTCO WHOLESALE CORPORATION                                      5.30         03/15/2012            103,119
     200,000   COSTCO WHOLESALE CORPORATION                                      5.50         03/15/2017            201,366
     405,000   FEDERATED RETAIL HOLDINGS INCORPORATED                            5.35         03/15/2012            381,765
     100,000   FEDERATED RETAIL HOLDINGS INCORPORATED                            5.90         12/01/2016             88,644
     350,000   TARGET CORPORATION                                                5.38         05/01/2017            341,843
     100,000   TARGET CORPORATION                                                6.50         10/15/2037             97,938
     150,000   TARGET CORPORATION                                                7.00         07/15/2031            156,094
     500,000   WAL-MART STORES INCORPORATED                                      4.13         02/15/2011            505,116
     180,000   WAL-MART STORES INCORPORATED                                      4.55         05/01/2013            181,607
     325,000   WAL-MART STORES INCORPORATED                                      5.25         09/01/2035            281,553
     100,000   WAL-MART STORES INCORPORATED<<                                    5.88         04/05/2027             98,056
     650,000   WAL-MART STORES INCORPORATED                                      6.50         08/15/2037            664,548
     800,000   WAL-MART STORES INCORPORATED                                      6.88         08/10/2009            834,137
                                                                                                                  3,935,786
                                                                                                            ---------------
HEALTH SERVICES: 0.36%
     350,000   AETNA INCORPORATED                                                5.75         06/15/2011            353,253
     350,000   AMGEN INCORPORATED                                                5.85         06/01/2017            341,650
     350,000   ANTHEM INCORPORATED                                               6.80         08/01/2012            361,456
     180,000   CARDINAL HEALTH INCORPORATED                                      5.85         12/15/2017            176,144
     500,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                              5.65         05/15/2018            494,368
     750,000   MEDCO HEALTH SOLUTIONS INCORPORATED                               7.25         08/15/2013            786,293
     225,000   MERCK & COMPANY INCORPORATED                                      4.75         03/01/2015            221,885
     100,000   QUEST DIAGNOSTICS INCORPORATED                                    6.95         07/01/2037             98,763
     100,000   SCHERING-PLOUGH CORPORATION                                       5.55         12/01/2013            100,690
                                                                                                                  2,934,502
                                                                                                            ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.65%
      50,000   ALLIED CAPITAL CORPORATION                                        6.63         07/15/2011             49,329
     100,000   AMERIPRISE FINANCIAL INCORPORATED                                 5.35         11/15/2010            100,224
     350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                     6.13         11/01/2012            350,326
     500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                            4.85         01/15/2015            495,289
     100,000   BOSTON PROPERTIES LP                                              6.25         01/15/2013            101,975
      65,000   COLONIAL REALTY LP                                                5.50         10/01/2015             56,025
   1,350,000   CREDIT SUISSE USA INCORPORATED                                    6.50         01/15/2012          1,408,451
      50,000   EQUIFAX INCORPORATED                                              7.00         07/01/2037             45,097
     180,000   ERP OPERATING LP                                                  5.25         09/15/2014            168,575
   1,000,000   ERP OPERATING LP                                                  5.50         10/01/2012            984,656
      75,000   FUND AMERICAN COMPANIES INCORPORATED                              5.88         05/15/2013             72,317
     360,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.15         01/15/2014            349,591
     100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                       5.63         05/01/2017             85,140
     180,000   ISTAR FINANCIAL INCORPORATED                                      5.15         03/01/2012            157,725
     350,000   ISTAR FINANCIAL INCORPORATED SERIES 1                             5.88         03/15/2016            301,438
     140,000   LEHMAN BROTHERS HOLDINGS                                          7.50         05/11/2038            128,398
     150,000   LIBERTY PROPERTY LP                                               6.63         10/01/2017            140,236
     100,000   MACK-CALI REALTY LP                                               7.75         02/15/2011            103,697
     100,000   NATIONAL RETAIL PROPERTIES INCORPORATED                           6.88         10/15/2017             94,070
     100,000   SIMON PROPERTY GROUP INCORPORATED                                 5.30         05/30/2013             98,918
     100,000   SIMON PROPERTY GROUP INCORPORATED                                 6.13         05/30/2018             98,131
                                                                                                                  5,389,608
                                                                                                            ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.04%
      75,000   MARRIOTT INTERNATIONAL                                            5.81         11/10/2015             70,934
     100,000   MARRIOTT INTERNATIONAL SERIES J                                   5.63         02/15/2013             96,066

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
$    100,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                  6.25%        02/15/2013    $        97,796
      50,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                  7.38         11/15/2015             51,225
      50,000   WYNDHAM WORLDWIDE CORPORATION                                     6.00         12/01/2016             44,486
                                                                                                                    360,507
                                                                                                            ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.45%
     250,000   CATERPILLAR INCORPORATED                                          6.05         08/15/2036            245,005
      75,000   COMPUTER SCIENCES CORPORATION                                     7.38         06/15/2011             78,823
     500,000   DEERE & COMPANY                                                   7.85         05/15/2010            535,760
     100,000   DELL INCORPORATED++                                               6.50         04/15/2038             94,596
     200,000   DELL INCORPORATED                                                 7.10         04/15/2028            204,266
     100,000   DOVER CORPORATION                                                 5.45         03/15/2018             97,989
      60,000   DOVER CORPORATION                                                 6.60         03/15/2038             61,580
     180,000   HEWLETT-PACKARD COMPANY                                           6.50         07/01/2012            192,224
     200,000   IBM CORPORATION                                                   4.75         11/29/2012            202,009
     500,000   IBM CORPORATION                                                   5.70         09/14/2017            508,234
     250,000   IBM CORPORATION                                                   5.88         11/29/2032            245,385
     180,000   IBM CORPORATION SERIES MTN                                        4.38         06/01/2009            181,601
     100,000   LOCKHEED MARTIN CORPORATION                                       4.12         03/14/2013             96,889
     100,000   ORACLE CORPORATION                                                5.00         01/15/2011            102,066
     350,000   ORACLE CORPORATION                                                5.25         01/15/2016            346,718
     135,000   PARKER HANNIFIN CORPORATION SERIES MTN                            5.50         05/15/2018            133,681
      60,000   PARKER HANNIFIN CORPORATION SERIES MTN                            6.25         05/15/2038             59,836
     250,000   PITNEY BOWES INCORPORATED SERIES MTN                              4.75         01/15/2016            235,762
     100,000   PITNEY BOWES INCORPORATED SERIES MTN                              5.75         09/15/2017             98,930
                                                                                                                  3,721,354
                                                                                                            ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.06%
      75,000   AON CORPORATION                                                   8.21         01/01/2027             73,305
     100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                    4.63         07/15/2013             96,263
      75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                    5.95         10/15/2036             68,068
     200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                           5.15         09/15/2010            198,598
      75,000   WILLIS NORTH AMERICA INCORPORATED                                 5.63         07/15/2015             71,294
                                                                                                                    507,528
                                                                                                            ---------------
INSURANCE CARRIERS: 0.94%
      75,000   ACE INA HOLDINGS INCORPORATED                                     5.88         06/15/2014             75,351
      75,000   AEGON FUNDING CORPORATION                                         5.75         12/15/2020             68,945
     150,000   AETNA INCORPORATED                                                6.63         06/15/2036            141,877
     330,000   ALLSTATE CORPORATION                                              5.55         05/09/2035            282,986
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                         5.05         10/01/2015            235,010
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                         6.25         05/01/2036            227,143
      50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                         6.25         03/15/2037             39,980
     600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN              5.85         01/16/2018            578,843
      75,000   ASSURANT INCORPORATED                                             6.75         02/15/2034             67,063
     150,000   CHUBB CORPORATION                                                 5.75         05/15/2018            147,174
      80,000   CHUBB CORPORATION                                                 6.00         05/11/2037             74,319
     350,000   CHUBB CORPORATION+/-                                              6.38         03/29/2049            329,168
     100,000   CHUBB CORPORATION SERIES 1                                        6.50         05/15/2038             98,308
      50,000   CIGNA CORPORATION                                                 6.15         11/15/2036             44,256
      75,000   CINCINNATI FINANCIAL CORPORATION                                  6.92         05/15/2028             76,386
      65,000   CNA FINANCIAL CORPORATION                                         5.85         12/15/2014             62,423
      50,000   CNA FINANCIAL CORPORATION                                         6.00         08/15/2011             50,390
      50,000   CNA FINANCIAL CORPORATION                                         6.50         08/15/2016             49,005
     180,000   GE GLOBAL INSURANCE HOLDINGS                                      7.00         02/15/2026            179,046
     100,000   GENWORTH FINANCIAL INCORPORATED                                   4.95         10/01/2015             90,974
     350,000   GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                         5.75         05/15/2013            345,050
     250,000   JEFFERSON-PILOT CORPORATION                                       4.75         01/30/2014            232,940
     100,000   LOEWS CORPORATION                                                 5.25         03/15/2016             96,142

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
INSURANCE CARRIERS (continued)
$     65,000   MBIA INCORPORATED                                                 5.70%        12/01/2034    $        41,527
     250,000   METLIFE INCORPORATED                                              5.00         11/24/2013            245,778
     100,000   METLIFE INCORPORATED                                              6.13         12/01/2011            104,042
     280,000   METLIFE INCORPORATED                                              6.38         06/15/2034            271,488
      75,000   NATIONWIDE FINANCIAL SERVICES                                     5.90         07/01/2012             74,366
      75,000   PROGRESSIVE CORPORATION                                           6.25         12/01/2032             71,007
     100,000   PROTECTIVE LIFE SECURED TRUST                                     4.85         08/16/2010             98,441
     105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                      5.10         12/14/2011            104,180
      65,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                      6.63         12/01/2037             63,559
     500,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                     5.75         07/15/2033            437,150
     180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                     5.40         06/13/2035            148,066
      75,000   SAFECO CORPORATION                                                4.88         02/01/2010             74,377
     180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                         5.50         12/01/2015            177,266
     100,000   THE TRAVELERS COMPANIES INCORPORATED                              5.38         06/15/2012            100,693
     150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                   5.75         12/15/2017            146,292
      65,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                   6.25         06/15/2037             61,041
      75,000   TRANSATLANTIC HOLDINGS INCORPORATED                               5.75         12/14/2015             70,235
     250,000   TRAVELERS COS INCORPORATED+/-                                     6.25         03/15/2037            214,993
     125,000   UNITEDHEALTH GROUP INCORPORATED                                   4.88         03/15/2015            114,467
     250,000   UNITEDHEALTH GROUP INCORPORATED                                   5.25         03/15/2011            248,570
     250,000   UNITEDHEALTH GROUP INCORPORATED                                   5.80         03/15/2036            208,170
     100,000   UNITEDHEALTH GROUP INCORPORATED                                   6.00         11/15/2017             97,537
     150,000   UNITEDHEALTH GROUP INCORPORATED                                   6.63         11/15/2037            138,139
     100,000   UNITRIN INCORPORATED                                              6.00         05/15/2017             89,459
     100,000   WELLPOINT INCORPORATED                                            5.00         01/15/2011             98,993
     100,000   WELLPOINT INCORPORATED                                            5.25         01/15/2016             93,313
      75,000   WELLPOINT INCORPORATED                                            5.85         01/15/2036             62,692
     500,000   WELLPOINT INCORPORATED                                            5.88         06/15/2017            482,192
     100,000   WR BERKLEY CORPORATION                                            6.25         02/15/2037             84,558
                                                                                                                  7,815,370
                                                                                                            ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.12%
      60,000   AGILENT TECHNOLOGIES INCORPORATED                                 6.50         11/01/2017             58,394
      50,000   BAXTER INTERNATIONAL INCORPORATED                                 5.90         09/01/2016             51,306
     350,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                      6.13         07/01/2015            343,521
     125,000   MEDTRONIC INCORPORATED SERIES B                                   4.38         09/15/2010            126,258
     225,000   RAYTHEON COMPANY                                                  4.85         01/15/2011            227,009
     150,000   XEROX CORPORATION                                                 6.35         05/15/2018            148,072
                                                                                                                    954,560
                                                                                                            ---------------
METAL MINING: 0.02%
     150,000   SOUTHERN COPPER CORPORATION                                       7.50         07/27/2035            147,977
                                                                                                            ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.02%
     100,000   VULCAN MATERIALS COMPANY                                          5.60         11/30/2012             99,315
      50,000   VULCAN MATERIALS COMPANY                                          7.15         11/30/2037             48,801
                                                                                                                    148,116
                                                                                                            ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
      75,000   3M COMPANY SERIES MTN                                             5.70         03/15/2037             75,310
     360,000   GENERAL ELECTRIC COMPANY                                          5.00         02/01/2013            363,664
     200,000   TYCO INTERNATIONAL GROUP SA                                       6.38         10/15/2011            204,996
                                                                                                                    643,970
                                                                                                            ---------------
MISCELLANEOUS RETAIL: 0.09%
      65,000   CVS CAREMARK CORPORATION                                          4.00         09/15/2009             64,697
     200,000   CVS CAREMARK CORPORATION                                          5.75         06/01/2017            197,928
     250,000   CVS CAREMARK CORPORATION                                          6.13         08/15/2016            253,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MISCELLANEOUS RETAIL (continued)
$     65,000   CVS CAREMARK CORPORATION                                          6.25%        06/01/2027    $        63,172
     180,000   FEDERATED DEPARTMENT STORES INCORPORATED                          6.90         04/01/2029            153,310
                                                                                                                    733,020
                                                                                                            ---------------

MOTION PICTURES: 0.14%
     180,000   NEWS AMERICA INCORPORATED                                         5.30         12/15/2014            177,486
     450,000   NEWS AMERICA INCORPORATED                                         6.40         12/15/2035            428,543
     180,000   WALT DISNEY COMPANY                                               6.38         03/01/2012            191,029
      75,000   WALT DISNEY COMPANY                                               7.00         03/01/2032             85,248
     250,000   WALT DISNEY COMPANY SERIES MTN                                    5.63         09/15/2016            255,081
                                                                                                                  1,137,387
                                                                                                            ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
     100,000   UNITED PARCEL SERVICE INCORPORATED<<                              4.50         01/15/2013            100,617
     100,000   UNITED PARCEL SERVICE INCORPORATED<<                              5.50         01/15/2018            101,260
      70,000   UNITED PARCEL SERVICE INCORPORATED                                6.20         01/15/2038             70,373

                                                                                                                    272,250
                                                                                                            ---------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
      75,000   GOODRICH CORPORATION<<                                            7.63         12/15/2012             82,510
                                                                                                            ---------------

NETWORKING PRODUCTS: 0.06%
     180,000   CISCO SYSTEMS INCORPORATED                                        5.25         02/22/2011            184,847
     275,000   CISCO SYSTEMS INCORPORATED                                        5.50         02/22/2016            278,524
                                                                                                                    463,371
                                                                                                            ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.16%
     100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                    4.25         02/26/2010            100,032
     200,000   AMERICAN EXPRESS+/-                                               6.80         09/01/2049            189,401
     250,000   AMERICAN EXPRESS BANK FSB SERIES BKN1                             5.55         10/17/2012            247,623
     500,000   AMERICAN EXPRESS CENTURION BANK SERIES BKN1                       6.00         09/13/2017            483,831
     500,000   AMERICAN EXPRESS COMPANY                                          7.00         03/19/2018            523,435
     100,000   AMERICAN EXPRESS CREDIT CORPORATION                               5.30         12/02/2015             95,092
     180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                   4.88         05/15/2010            177,539
   1,000,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                  5.38         10/01/2012            967,354
     180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                  5.40         12/01/2015            164,475
     300,000   BOEING CAPITAL CORPORATION                                        6.10         03/01/2011            314,547
     100,000   BRANCH BANKING & TRUST SERIES BKNT                                5.63         09/15/2016             94,005
     200,000   CAPITAL ONE CAPITAL III                                           7.69         08/15/2036            164,610
      50,000   CAPITAL ONE CAPITAL IV+/-                                         6.75         02/17/2037             39,845
     115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                          5.70         09/15/2011            111,106
     300,000   CAPITAL ONE FINANCIAL CORPORATION                                 4.80         02/21/2012            295,039
     180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                        4.30         06/01/2010            181,160
     275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN             5.50         03/15/2016            274,982
      65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF            4.75         02/17/2015             62,354
      90,000   CIT GROUP INCORPORATED                                            5.40         02/13/2012             74,422
     500,000   CIT GROUP INCORPORATED+/-                                         6.10         03/15/2049            258,689
     275,000   CITIGROUP INCORPORATED                                            6.00         10/31/2033            244,313
     125,000   CREDIT SUISSE NEW YORK                                            6.00         02/15/2018            121,855
   1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                              4.80         05/01/2013            994,290
     525,000   GENERAL ELECTRIC CAPITAL CORPORATION                              5.00         11/15/2011            532,915
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION                              5.88         01/14/2038            454,265
     300,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                  6.15         08/07/2037            286,312
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                 5.00         01/08/2016            482,338
   1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                 5.63         09/15/2017          1,486,322
     450,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                4.13         09/01/2009            452,503
   1,200,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                  4.38         03/03/2012          1,175,054
     400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                  6.75         03/15/2032            404,691

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                  5.91%        11/30/2035    $       169,013
   1,000,000   HSBC FINANCE CORPORATION                                          4.13         11/16/2009            994,926
     300,000   HSBC FINANCE CORPORATION                                          4.63         09/15/2010            296,857
     325,000   HSBC FINANCE CORPORATION                                          5.00         06/30/2015            310,122
     450,000   HSBC FINANCE CORPORATION                                          5.25         01/14/2011            450,674
     800,000   HSBC FINANCE CORPORATION                                          6.38         11/27/2012            823,330
   1,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC<<                             5.05         10/22/2012          1,021,610
     250,000   JOHN DEERE CAPITAL CORPORATION                                    7.00         03/15/2012            268,941
     100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                         5.50         04/13/2017            100,046
     500,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                          6.00         10/01/2017            499,125
     180,000   JPMORGAN CHASE CAPITAL XV                                         5.88         03/15/2035            150,045
     150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                              6.45         02/02/2037            128,482
     180,000   NATIONAL RURAL UTILITIES COOPERATIVE
               FINANCE CORPORATION SERIES MTNC                                   7.25         03/01/2012            192,047
     150,000   NATIONAL RURAL UTILITIES COOPERATIVE
               FINANCE CORPORATION SERIES MTNC                                   8.00         03/01/2032            171,093
      65,000   SLM CORPORATION SERIES MTN                                        5.63         08/01/2033             48,674
     300,000   SLM CORPORATION SERIES MTNA                                       5.00         10/01/2013            252,846
     180,000   TEXTRON FINANCIAL CORPORATION                                     4.60         05/03/2010            181,471
     175,000   TOYOTA MOTOR CREDIT CORPORATION                                   4.25         03/15/2010            177,783
     100,000   UNILEVER CAPITAL CORPORATION                                      5.90         11/15/2032             97,509
     100,000   UNILEVER CAPITAL CORPORATION                                      7.13         11/01/2010            107,388
                                                                                                                 17,896,381
                                                                                                            ---------------

OFFICE EQUIPMENT: 0.04%
      70,000   XEROX CORPORATION                                                 5.50         05/15/2012             69,501
     250,000   XEROX CORPORATION                                                 6.75         02/01/2017            256,437
                                                                                                                    325,938
                                                                                                            ---------------

OIL & GAS EXTRACTION: 0.64%
     100,000   ANADARKO PETROLEUM CORPORATION                                    5.95         09/15/2016            100,769
     100,000   ANADARKO PETROLEUM CORPORATION                                    6.45         09/15/2036             99,601
     100,000   APACHE CORPORATION                                                5.25         04/15/2013            101,406
      30,000   APACHE CORPORATION                                                5.63         01/15/2017             30,437
     100,000   APACHE CORPORATION                                                6.00         01/15/2037             97,590
     100,000   APACHE CORPORATION                                                6.25         04/15/2012            105,084
     150,000   BJ SERVICES COMPANY                                               6.00         06/01/2018            149,768
      65,000   CANADIAN NATURAL RESOURCES LIMITED                                5.85         02/01/2035             59,316
     300,000   CONOCOPHILLIPS COMPANY                                            6.95         04/15/2029            330,593
     750,000   CONOCOPHILLIPS COMPANY                                            8.75         05/25/2010            819,921
   1,180,000   DEVON FINANCING CORPORATION ULC                                   6.88         09/30/2011          1,248,910
     120,000   DEVON FINANCING CORPORATION ULC<<                                 7.88         09/30/2031            141,931
     500,000   EL PASO ENERGY CORPORATION++                                      5.90         04/01/2017            480,135
     150,000   EL PASO NATURAL GAS COMPANY                                       5.95         04/15/2017            144,522
     150,000   HALLIBURTON COMPANY                                               5.50         10/15/2010            156,395
     180,000   HESS CORPORATION                                                  7.88         10/01/2029            207,860
     120,000   NEXEN INCORPORATED                                                7.88         03/15/2032            133,151
     180,000   OCCIDENTAL PETROLEUM CORPORATION                                  6.75         01/15/2012            192,591
     150,000   PANHANDLE EAST PIPE LINE                                          6.20         11/01/2017            142,839
     250,000   PC FINANCIAL PARTNERSHIP                                          5.00         11/15/2014            233,653
      50,000   PRAXAIR INCORPORATED                                              5.20         03/15/2017             48,915
      65,000   TALISMAN ENERGY INCORPORATED                                      5.13         05/15/2015             62,673
     125,000   XTO ENERGY INCORPORATED                                           4.90         02/01/2014            120,732
     125,000   XTO ENERGY INCORPORATED                                           6.10         04/01/2036            118,591

                                                                                                                  5,327,383
                                                                                                            ---------------

PAPER & ALLIED PRODUCTS: 0.12%
     125,000   INTERNATIONAL PAPER COMPANY                                       4.00         04/01/2010            122,099
     180,000   INTERNATIONAL PAPER COMPANY                                       5.30         04/01/2015            157,240
     300,000   KIMBERLY-CLARK CORPORATION                                        5.00         08/15/2013            305,676
     200,000   KIMBERLY-CLARK CORPORATION                                        6.63         08/01/2037            214,207

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
PAPER & ALLIED PRODUCTS (continued)
$    200,000   PACTIV CORPORATION                                                6.40%        01/15/2018    $       195,135
                                                                                                                    994,357
                                                                                                            ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.20%
     150,000   CONOCOPHILLIPS                                                    4.40         05/15/2013            148,028
     100,000   CONOCOPHILLIPS                                                    5.90         05/15/2038             97,659
     125,000   ENTERPRISE PRODUCTS OPERATING LP                                  4.95         06/01/2010            125,021
      65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                         5.60         10/15/2014             63,105
     120,000   HESS CORPORATION                                                  7.30         08/15/2031            132,634
     150,000   MARATHON OIL CORPORATION                                          6.00         07/01/2012            154,127
     125,000   MARATHON OIL CORPORATION                                          6.00         10/01/2017            124,723
      50,000   MARATHON OIL CORPORATION                                          6.60         10/01/2037             49,482
     100,000   SEMPRA ENERGY                                                     6.00         02/01/2013            102,421
     100,000   SUNOCO INCORPORATED                                               5.75         01/15/2017             94,474
     500,000   VALERO ENERGY CORPORATION                                         6.13         06/15/2017            487,575
     100,000   VALERO ENERGY CORPORATION                                         7.50         04/15/2032            100,987
                                                                                                                  1,680,236
                                                                                                            ---------------

PHARMACEUTICALS: 0.04%
     300,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                              6.38         05/15/2038            296,232
                                                                                                            ---------------

PIPELINES: 0.28%
     100,000   BOARDWALK PIPELINES LP                                            5.88         11/15/2016             95,544
     100,000   BUCKEYE PARTNERS LP                                               6.05         01/15/2018             97,857
      75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                 7.88         04/01/2013             80,797
      65,000   ENBRIDGE ENERGY PARTNERS LP                                       5.88         12/15/2016             63,544
      75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                         6.88         03/01/2033             71,941
     100,000   EQUITABLE RESOURCES INCORPORATED                                  6.50         04/01/2018             99,295
     100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                          5.88         06/01/2013             96,014
     100,000   KINDER MORGAN ENERGY PARTNERS LP                                  5.00         12/15/2013             96,509
     500,000   KINDER MORGAN ENERGY PARTNERS LP                                  5.13         11/15/2014            478,498
     100,000   KINDER MORGAN ENERGY PARTNERS LP                                  5.80         03/15/2035             86,096
      50,000   PLAINS ALL AMERICAN PIPELINE LP                                   6.13         01/15/2017             48,999
     150,000   PLAINS ALL AMERICAN PIPELINE LP++                                 6.50         05/01/2018            149,442
     200,000   PLAINS ALL AMERICAN PIPELINE LP                                   6.65         01/15/2037            186,037
     250,000   TEPPCO PARTNERS LP                                                5.90         04/15/2013            250,801
     250,000   TEPPCO PARTNERS LP                                                6.65         04/15/2018            253,381
     100,000   TEPPCO PARTNERS LP                                                7.55         04/15/2038            103,622
      75,000   TEXAS EASTERN TRANSMISSION LP                                     7.00         07/15/2032             76,044
                                                                                                                  2,334,421
                                                                                                            ---------------

PRIMARY METAL INDUSTRIES: 0.13%
      25,000   ALCOA INCORPORATED                                                5.55         02/01/2017             23,841
     300,000   ALCOA INCORPORATED                                                5.90         02/01/2027            266,739
      25,000   ALCOA INCORPORATED                                                5.95         02/01/2037             22,189
     250,000   ALCOA INCORPORATED                                                6.50         06/01/2011            258,184
      75,000   ALCOA INCORPORATED                                                6.75         01/15/2028             72,853
      50,000   COMMERCIAL METALS COMPANY                                         6.50         07/15/2017             50,681
     100,000   NUCOR CORPORATION                                                 5.00         06/01/2013             99,779
     150,000   NUCOR CORPORATION                                                 5.85         06/01/2018            150,224
      50,000   NUCOR CORPORATION                                                 6.40         12/01/2037             49,154
     100,000   US STEEL CORPORATION                                              6.05         06/01/2017             94,183
                                                                                                                  1,087,827
                                                                                                            ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.07%
     100,000   NEWS AMERICA INCORPORATED                                         6.65         11/15/2037             98,781
      75,000   RR DONNELLEY & SONS COMPANY                                       4.95         05/15/2010             74,322
      65,000   RR DONNELLEY & SONS COMPANY                                       5.50         05/15/2015             61,337

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
$     20,000   RR DONNELLEY & SONS COMPANY                                       5.63%        01/15/2012    $        19,738
      50,000   RR DONNELLEY & SONS COMPANY                                       6.13         01/15/2017             48,295
     250,000   VIACOM CORPORATION                                                7.70         07/30/2010            261,720
                                                                                                                    564,193
                                                                                                            ---------------

RAILROAD TRANSPORTATION: 0.30%
     500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                          4.88         01/15/2015            476,657
      60,000   BURLINGTON NORTHERN SANTA FE CORPORATION                          5.65         05/01/2017             59,050
      50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                          6.15         05/01/2037             47,293
     100,000   CSX CORPORATION                                                   5.60         05/01/2017             93,466
     100,000   CSX CORPORATION                                                   6.00         10/01/2036             85,782
      70,000   CSX CORPORATION                                                   6.15         05/01/2037             61,259
     250,000   CSX CORPORATION                                                   6.25         04/01/2015            248,661
     300,000   CSX CORPORATION                                                   6.30         03/15/2012            303,844
     200,000   CSX CORPORATION                                                   7.45         04/01/2038            204,083
     275,000   NORFOLK SOUTHERN CORPORATION                                      5.59         05/17/2025            249,712
     100,000   NORFOLK SOUTHERN CORPORATION++                                    5.75         04/01/2018             98,861
     360,000   UNION PACIFIC CORPORATION                                         4.88         01/15/2015            343,476
     200,000   UNION PACIFIC CORPORATION                                         5.75         11/15/2017            198,128
      40,000   UNION PACIFIC CORPORATION                                         6.15         05/01/2037             37,785
                                                                                                                  2,508,057
                                                                                                            ---------------

REAL ESTATE: 0.02%
     200,000   DUKE REALTY LP                                                    6.25         05/15/2013            197,714
                                                                                                            ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.29%
     100,000   CAMDEN PROPERTY TRUST                                             5.70         05/15/2017             87,242
     200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                       6.00         01/30/2017            177,889
      75,000   HEALTHCARE REALTY TRUST INCORPORATED                              8.13         05/01/2011             77,342
      75,000   HOSPITALITY PROPERTIES TRUST                                      5.63         03/15/2017             63,328
     325,000   INTERNATIONAL LEASE FINANCE CORPORATION                           5.00         04/15/2010            322,872
     100,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<              5.40         02/15/2012             96,931
     250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.55         09/05/2012            241,785
     125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.75         06/15/2011            123,464
      75,000   LIBERTY PROPERTY LP                                               5.50         12/15/2016             66,374
     100,000   PROLOGIS                                                          5.25         11/15/2010             99,992
     300,000   PROLOGIS TRUST                                                    5.63         11/15/2016            278,060
     100,000   PROLOGIS TRUST                                                    6.63         05/15/2018             99,111
     100,000   REALTY INCOME CORPORATION                                         5.95         09/15/2016             89,812
     100,000   REGENCY CENTERS LP                                                5.88         06/15/2017             92,615
      50,000   SIMON PROPERTY GROUP LP                                           5.00         03/01/2012             48,828
      50,000   SIMON PROPERTY GROUP LP<<                                         5.25         12/01/2016             46,432
     300,000   SIMON PROPERTY GROUP LP                                           5.75         05/01/2012            300,859
     125,000   SIMON PROPERTY GROUP LP                                           5.75         12/01/2015            121,586
                                                                                                                  2,434,522
                                                                                                            ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
     100,000   COOPER US INCORPORATED                                            6.10         07/01/2017            101,035
                                                                                                            ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.36%
     180,000   BEAR STEARNS COMPANIES INCORPORATED                               5.30         10/30/2015            170,424
     600,000   BEAR STEARNS COMPANIES INCORPORATED<<                             5.50         08/15/2011            603,432
      25,000   BEAR STEARNS COMPANIES INCORPORATED                               5.55         01/22/2017             23,509
     120,000   BEAR STEARNS COMPANIES INCORPORATED                               6.40         10/02/2017            120,510
     500,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                    6.95         08/10/2012            521,905
     225,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                   4.55         06/23/2010            223,591
     750,000   CITIGROUP CAPITAL XXI+/-                                          8.30         12/21/2049            750,192
     500,000   CREDIT SUISSE USA INCORPORATED                                    5.50         08/15/2013            500,228
     250,000   CREDIT SUISSE USA INCORPORATED                                    7.13         07/15/2032            266,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$     50,000   EATON VANCE CORPORATION                                           6.50%        10/02/2017    $        51,054
     200,000   GOLDMAN SACHS CAPITAL II+/-                                       5.79         12/31/2049            150,253
     700,000   GOLDMAN SACHS GROUP INCORPORATED                                  4.75         07/15/2013            682,986
     275,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.35         01/15/2016            265,861
     100,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.45         11/01/2012            100,579
     500,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.75         10/01/2016            490,139
      70,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.95         01/15/2027             61,358
     100,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.15         04/01/2018             98,936
   1,250,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.25         09/01/2017          1,252,188
     450,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.35         02/15/2034            388,487
     725,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.60         01/15/2012            753,369
     325,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.75         10/01/2037            304,945
   1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.88         01/15/2011          1,048,902
     150,000   JEFFERIES GROUP INCORPORATED                                      6.45         06/08/2027            117,963
      50,000   LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES MTN+/-            5.86         12/31/2049             35,750
     200,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                             5.50         04/04/2016            180,333
     500,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                  6.00         07/19/2012            484,908
      95,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                  6.20         09/26/2014             91,691
     125,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                  6.88         05/02/2018            121,308
      35,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                  7.00         09/27/2027             32,204
     200,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                 4.80         03/13/2014            181,183
     500,000   LEHMAN BROTHERS HOLDINGS INCORPORATION                            6.50         07/19/2017            464,355
   1,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATION                            6.75         12/28/2017            943,308
   1,000,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.05         08/15/2012            989,261
     450,000   MERRILL LYNCH & COMPANY INCORPORATED                              5.45         07/15/2014            427,364
     500,000   MERRILL LYNCH & COMPANY INCORPORATED                              5.70         05/02/2017            451,562
     250,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.05         05/16/2016            235,030
     300,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.11         01/29/2037            242,699
     100,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.22         09/15/2026             85,110
     500,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.40         08/28/2017            476,606
     500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN<<                 5.77         07/25/2011            503,857
     190,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN<<                 6.88         04/25/2018            186,256
     525,000   MORGAN STANLEY                                                    5.38         10/15/2015            487,773
     500,000   MORGAN STANLEY                                                    6.60         04/01/2012            510,174
     120,000   MORGAN STANLEY                                                    7.25         04/01/2032            118,775
     500,000   MORGAN STANLEY SERIES EMTN                                        5.45         01/09/2017            464,584
   1,500,000   MORGAN STANLEY SERIES MTN<<                                       5.25         11/02/2012          1,454,955
     500,000   MORGAN STANLEY SERIES MTN                                         5.55         04/27/2017            457,726
   1,000,000   MORGAN STANLEY SERIES MTN                                         6.63         04/01/2018            984,300
                                                                                                                 19,558,849
                                                                                                            ---------------

TOBACCO PRODUCTS: 0.08%
     125,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                          4.88         05/16/2013            123,672
     150,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                          5.65         05/16/2018            146,762
     100,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                          6.38         05/16/2038             97,201
     200,000   REYNOLDS AMERICAN INCORPORATED                                    7.25         06/15/2037            195,335
     100,000   UST INCOPORATED                                                   5.75         03/01/2018             99,255
                                                                                                                    662,225
                                                                                                            ---------------

TRANSPORTATION BY AIR: 0.10%
      75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A                        5.98         04/19/2022             64,125
     111,877   DELTA AIR LINES INCORPORATED                                      6.82         08/10/2022            101,389
      50,000   FEDEX CORPORATION                                                 5.50         08/15/2009             50,428
     120,000   LOCKHEED MARTIN CORPORATION                                       8.50         12/01/2029            148,717
     200,000   NORTHWEST AIRLINES INCORPORATED                                   7.03         11/01/2019            169,360
     120,000   RAYTHEON COMPANY                                                  7.20         08/15/2027            129,893
     121,602   UNITED AIRLINES INCORPORATED                                      6.64         07/02/2022            121,496
                                                                                                                    785,408
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
TRANSPORTATION EQUIPMENT: 0.45%
$    180,000   BOEING COMPANY                                                   6.13%         02/15/2033    $       183,093
     100,000   DAIMLER FINANCE NA LLC                                           5.88          03/15/2011            101,922
     330,000   DAIMLER FINANCE NA LLC                                           6.50          11/15/2013            342,116
     200,000   DAIMLER FINANCE NA LLC                                           7.30          01/15/2012            212,030
     500,000   DAIMLER FINANCE NA LLC<<                                         8.00          06/15/2010            534,421
     225,000   DAIMLER FINANCE NA LLC                                           8.50          01/18/2031            256,016
     100,000   HONEYWELL INTERNATIONAL INCORPORATED                             4.25          03/01/2013             98,392
     100,000   HONEYWELL INTERNATIONAL INCORPORATED                             5.30          03/01/2018             98,646
     250,000   HONEYWELL INTERNATIONAL INCORPORATED                             5.70          03/15/2037            234,243
     150,000   HONEYWELL INTERNATIONAL INCORPORATED                             7.50          03/01/2010            159,606
     150,000   JOHNSON CONTROLS INCORPORATED                                    5.25          01/15/2011            151,683
     520,000   NORTHROP GRUMMAN CORPORATION                                     7.75          02/15/2031            609,669
     180,000   UNITED TECHNOLOGIES CORPORATION                                  4.38          05/01/2010            181,653
     100,000   UNITED TECHNOLOGIES CORPORATION                                  4.88          05/01/2015             99,404
     430,000   UNITED TECHNOLOGIES CORPORATION                                  7.50          09/15/2029            492,172
                                                                                                                  3,755,066
                                                                                                            ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.04%
     300,000   MCKESSON HBOC INCORPORATED                                       5.25          03/01/2013            299,353
                                                                                                            ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.04%
     180,000   JOHNSON & JOHNSON                                                4.95          05/15/2033            162,803
      25,000   MARTIN MARIETTA MATERIALS INCORPORATED                           6.25          05/01/2037             21,588
     125,000   MARTIN MARIETTA MATERIALS INCORPORATED                           6.60          04/15/2018            123,766
                                                                                                                    308,157
                                                                                                            ---------------
TOTAL CORPORATE BONDS & NOTES (COST $180,999,538)                                                               177,996,059
                                                                                                            ---------------
FOREIGN CORPORATE BONDS@: 2.46%
     150,000   ALBERTA ENERGY COMPANY LIMITED                                   8.13          09/15/2030            172,672
     180,000   ALCAN INCORPORATED                                               5.00          06/01/2015            171,608
     100,000   ALCAN INCORPORATED                                               6.13          12/15/2033             92,666
     100,000   AMERICA MOVIL SAB DE CV                                          5.63          11/15/2017             97,413
     100,000   AMERICA MOVIL SAB DE CV                                          6.13          11/15/2037             92,610
     100,000   AMVESCAP PLC                                                     5.63          04/17/2012             95,138
      75,000   ANADARKO FINANCE COMPANY SERIES B                                6.75          05/01/2011             78,286
     325,000   ANADARKO FINANCE COMPANY SERIES B                                7.50          05/01/2031            356,010
      75,000   ASTRAZENECA PLC                                                  5.40          06/01/2014             76,743
     500,000   ASTRAZENECA PLC<<                                                5.90          09/15/2017            511,528
     350,000   ASTRAZENECA PLC                                                  6.45          09/15/2037            357,077
     150,000   AXA SA                                                           8.60          12/15/2030            160,353
      65,000   AXIS CAPITAL HOLDINGS LIMITED                                    5.75          12/01/2014             61,475
     300,000   BARCLAYS BANK PLC                                                5.45          09/12/2012            305,076
     250,000   BHP BILLITON FINANCE LIMITED                                     5.00          12/15/2010            253,591
     150,000   BHP BILLITON FINANCE LIMITED                                     5.25          12/15/2015            145,954
     200,000   BHP BILLITON FINANCE LIMITED                                     5.40          03/29/2017            192,630
     300,000   BRITISH TELECOMMUNICATIONS PLC                                   9.13          12/15/2030            371,851
     125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                         5.80          04/25/2017            113,436
     100,000   BURLINGTON RESOURCES FINANCE COMPANY                             6.50          12/01/2011            105,561
     500,000   BURLINGTON RESOURCES FINANCE COMPANY                             7.20          08/15/2031            564,358
     350,000   CANADIAN NATIONAL RAILWAY COMPANY                                6.38          11/15/2037            347,591
      65,000   CANADIAN NATURAL RESOURCES LIMITED                               4.90          12/01/2014             62,767
     150,000   CANADIAN NATURAL RESOURCES LIMITED                               5.70          05/15/2017            147,962
     200,000   CANADIAN NATURAL RESOURCES LIMITED                               6.25          03/15/2038            191,228
     360,000   CANADIAN PACIFIC RAILWAY COMPANY                                 5.75          03/15/2033            298,689
      65,000   CANADIAN PACIFIC RAILWAY COMPANY                                 5.95          05/15/2037             54,845
      65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                5.63          04/20/2015             63,434
     275,000   CIT GROUP FUNDING COMPANY OF CANADA                              4.65          07/01/2010            239,620
     275,000   CIT GROUP FUNDING COMPANY OF CANADA                              5.20          06/01/2015            220,739
      25,000   CIT GROUP FUNDING COMPANY OF CANADA                              5.60          11/02/2011             20,903

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FOREIGN CORPORATE BONDS (continued)
$    325,000   CONOCO FUNDING COMPANY                                           6.35%         10/15/2011    $       342,848
     150,000   CONOCOPHILLIPS CANADA                                            5.63          10/15/2016            153,554
     100,000   COVIDIEN INTERNATIONAL FINANCE SA++                              5.45          10/15/2012             99,981
     100,000   COVIDIEN INTERNATIONAL FINANCE SA++                              6.00          10/15/2017            101,371
      50,000   COVIDIEN INTERNATIONAL FINANCE SA++                              6.55          10/15/2037             50,014
     500,000   DEUTSCHE BANK AG LONDON                                          6.00          09/01/2017            507,188
     275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        5.75          03/23/2016            270,788
     325,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        8.00          06/15/2010            345,473
     330,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        8.25          06/15/2030            393,033
     175,000   DIAGEO CAPITAL PLC                                               4.38          05/03/2010            175,024
      50,000   DIAGEO CAPITAL PLC                                               5.20          01/30/2013             50,230
      50,000   DIAGEO CAPITAL PLC                                               5.75          10/23/2017             49,832
      75,000   DIAGEO CAPITAL PLC                                               5.88          09/30/2036             69,443
     125,000   DIAGEO FINANCE BV                                                5.30          10/28/2015            122,447
     100,000   ENBRIDGE INCORPORATED                                            5.60          04/01/2017             96,505
     100,000   ENCANA HOLDINGS FINANCE CORPORATION                              5.80          05/01/2014            102,162
     100,000   FALCONBRIDGE LIMITED                                             6.00          10/15/2015             96,608
     250,000   FRANCE TELECOM SA                                                7.75          03/01/2011            267,693
     225,000   FRANCE TELECOM SA                                                8.50          03/01/2031            281,265
     100,000   HANSON PLC                                                       6.13          08/15/2016             99,342
     850,000   HSBC HOLDINGS PLC                                                6.50          09/15/2037            791,301
     100,000   HUSKY ENERGY INCORPORATED                                        6.80          09/15/2037             98,279
     180,000   ING GROEP NV+/-                                                  5.78          12/31/2049            153,640
     100,000   LAFARGE SA                                                       6.15          07/15/2011            102,453
      75,000   LAFARGE SA                                                       6.50          07/15/2016             72,445
     100,000   NEXEN INCORPORATED                                               5.65          05/15/2017             96,815
     100,000   NEXEN INCORPORATED                                               6.40          05/15/2037             96,219
     250,000   NORSK HYDRO ASA                                                  6.80          01/15/2028            262,581
      75,000   ORIX CORPORATION                                                 5.48          11/22/2011             73,307
      75,000   POTASH CORPORATION SASKATCHEWAN                                  5.88          12/01/2036             69,437
     500,000   ROGERS WIRELESS INCORPORATED                                     7.50          03/15/2015            534,130
     200,000   ROYAL BANK CANADA                                                5.65          07/20/2011            209,542
     360,000   ROYAL BANK OF SCOTLAND GROUP PLC                                 5.00          10/01/2014            341,701
     100,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-                              7.65          12/31/2049             96,829
     120,000   ROYAL KPN NV                                                     8.00          10/01/2010            127,499
      75,000   ROYAL KPN NV                                                     8.38          10/01/2030             87,048
     225,000   SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                      7.63          09/14/2010            240,954
     500,000   SHELL INTERNATIONAL FINANCE                                      4.95          03/22/2012            514,732
      75,000   SUNCOR ENERGY INCORPORATED                                       5.95          12/01/2034             68,962
     150,000   SUNCOR ENERGY INCORPORATED                                       6.50          06/15/2038            145,253
     100,000   TALISMAN ENERGY                                                  6.25          02/01/2038             93,170
      65,000   TECK COMINCO LIMITED                                             6.13          10/01/2035             56,852
     300,000   TELECOM ITALIA CAPITAL SA                                        4.00          01/15/2010            295,573
     200,000   TELECOM ITALIA CAPITAL SA                                        5.25          10/01/2015            184,529
     150,000   TELECOM ITALIA CAPITAL SA                                        6.00          09/30/2034            127,362
     350,000   TELECOM ITALIA CAPITAL SA                                        6.20          07/18/2011            355,382
      50,000   TELEFONICA EMISIONES SAU                                         5.98          06/20/2011             50,594
     150,000   TELEFONICA EMISIONES SAU                                         6.42          06/20/2016            154,488
     550,000   TELEFONICA EMISIONES SAU                                         7.05          06/20/2036            577,644
     180,000   TELEFONICA EUROPE BV                                             7.75          09/15/2010            191,282
     120,000   TELEFONICA EUROPE BV                                             8.25          09/15/2030            140,617
      65,000   TELEFONOS DE MEXICO SA DE CV                                     5.50          01/27/2015             63,732
     180,000   TELUS CORPORATION                                                8.00          06/01/2011            194,246
     200,000   THOMSON CORPORATION                                              5.70          10/01/2014            193,829
      65,000   TRANSCANADA PIPELINES LIMITED                                    4.88          01/15/2015             62,258
     100,000   TRANSCANADA PIPELINES LIMITED                                    5.60          03/31/2034             87,149
     585,000   TRANSCANADA PIPELINES LIMITED                                    6.20          10/15/2037            536,629
     120,000   TRANSOCEAN INCORPORATED                                          7.50          04/15/2031            128,496
     400,000   TYCO INTERNATIONAL GROUP SA                                      6.00          11/15/2013            398,418
      75,000   TYCO INTERNATIONAL GROUP SA                                      6.88          01/15/2029             70,485
     355,000   VALE OVERSEAS LIMITED                                            6.25          01/23/2017            357,625
     210,000   VALE OVERSEAS LIMITED                                            6.88          11/21/2036            208,127
     180,000   VODAFONE GROUP PLC                                               4.63          07/15/2018            162,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FOREIGN CORPORATE BONDS (continued)
$  1,000,000   VODAFONE GROUP PLC                                               5.00%         12/16/2013    $       976,262
      75,000   VODAFONE GROUP PLC                                               5.38          01/30/2015             73,875
     250,000   VODAFONE GROUP PLC                                               7.88          02/15/2030            277,270
     300,000   WEATHERFORD INTERNATIONAL LIMITED                                6.50          08/01/2036            284,792
      50,000   WEATHERFORD INTERNATIONAL LIMITED                                7.00          03/15/2038             51,919
     100,000   XL CAPITAL LIMITED                                               5.25          09/15/2014             91,161
     100,000   XL CAPITAL LIMITED                                               6.25          05/15/2027             84,524
TOTAL FOREIGN CORPORATE BONDS (COST $20,818,938)                                                                 20,412,128
                                                                                                            ---------------
FOREIGN GOVERNMENT BONDS@: 23.89%
     193,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                       6.00          02/15/2017            177,793
      98,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                       6.50          05/15/2013             93,294
     448,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                       5.75          06/15/2011            416,749
      98,000   AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                       7.50          09/15/2009             94,321
     385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                          5.50          03/28/2028            636,576
   1,000,000   BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                          5.75          09/28/2010          1,599,085
   1,364,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                          5.00          09/28/2012          2,162,500
     620,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                          5.50          09/28/2017          1,026,890
     855,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                          4.25          09/28/2014          1,311,630
      80,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                          5.00          03/28/2035            123,716
     600,000   BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                          3.00          03/28/2010            910,380
     250,000   BELGIUM KINGDOM SERIES 49 (EUR)                                  4.00          03/28/2017            371,134
   1,350,000   BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                       4.00          07/04/2016          2,042,705
     745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                       5.25          01/04/2011          1,186,091
   1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                       6.25          01/04/2030          1,838,576
   1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                       5.00          01/04/2012          2,221,970
   1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                       5.00          07/04/2012          1,591,260
   1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                       4.25          01/04/2014          1,766,080
     660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                       4.75          07/04/2034          1,010,998
   1,010,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                       3.75          01/04/2015          1,517,577
   1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                       3.50          01/04/2016          1,469,087
     900,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                       4.00          01/04/2037          1,223,873
     655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                       6.25          01/04/2024          1,186,547
     100,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                       5.63          01/04/2028            170,797
     159,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                       4.00          07/04/2009            246,364
   1,170,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                       4.50          07/04/2009          1,822,093
     850,000   CANADIAN GOVERNMENT BOND (CAD)                                   4.00          06/01/2016            878,368
     200,000   CANADIAN GOVERNMENT BOND (CAD)                                   5.00          06/01/2037            230,978
     552,000   CANADIAN GOVERNMENT BOND (CAD)                                   5.25          06/01/2013            604,289
     500,000   CANADIAN GOVERNMENT BOND (CAD)                                   5.50          06/01/2009            516,380
   1,300,000   CANADIAN GOVERNMENT BOND (CAD)                                   5.50          06/01/2010          1,371,176
     450,000   CANADIAN GOVERNMENT BOND (CAD)                                   5.75          06/01/2033            565,670
      95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                        8.00          06/01/2023            138,064
     593,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                       8.00          06/01/2027            897,294
   1,000,000   DENMARK GOVERNMENT BOND (DKK)                                    4.00          11/15/2010            205,193
     925,000   DENMARK GOVERNMENT BOND (DKK)                                    4.00          11/15/2015            185,204
   1,000,000   DENMARK GOVERNMENT BOND (DKK)                                    4.00          11/15/2017            197,683
   2,500,000   DENMARK GOVERNMENT BOND (DKK)                                    5.00          11/15/2013            530,257
     700,000   DENMARK GOVERNMENT BOND (DKK)                                    6.00          11/15/2009            148,617
   1,420,000   DENMARK GOVERNMENT BOND (DKK)                                    6.00          11/15/2011            308,297
     473,000   DENMARK GOVERNMENT BOND (DKK)                                    7.00          11/10/2024            121,715
   1,000,000   DEUTSCHE BANK AG LONDON                                          4.88          05/20/2013            989,508
   2,200,000   DEUTSCHE BUNDESREPUBLIK (EUR)                                    4.50          01/04/2013          3,441,218
   1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 3.75          04/25/2021          1,409,829
     500,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00          10/25/2009            773,531
   1,400,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00          04/25/2014          2,131,756
   2,100,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 4.75          10/25/2012          3,308,550
   1,395,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 4.75          04/25/2035          2,115,309
   1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 5.00          04/25/2012          1,586,966
     800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 5.00          10/25/2016          1,285,429
     950,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 5.50          04/25/2010          1,507,027
     570,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 6.00          10/25/2025          1,002,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FOREIGN GOVERNMENT BONDS (continued)
$  1,800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                 8.50%         10/25/2019    $     3,734,276
   1,155,000   FRENCH TREASURY NOTE BTAN (EUR)                                  3.00          01/12/2011          1,737,316
   1,024,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.00          01/15/2010          1,557,363
   1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.75          08/01/2016          2,081,478
   1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.00          02/01/2037          1,919,724
     500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.25          11/01/2009            775,678
   1,047,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.25          02/01/2015          1,597,213
   2,750,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.25          02/01/2019          4,071,436
     500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.75          02/01/2013            783,386
   1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.00          02/01/2012          2,077,843
   2,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.50          11/01/2010          3,974,027
   1,225,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          6.00          05/01/2031          2,111,704
   1,000,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          6.50          11/01/2027          1,815,940
     230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                          9.00          11/01/2023            508,045
 620,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 37 (JPY)                  0.80          06/20/2009          5,879,972
 467,700,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                  0.50          12/20/2009          4,412,675
 800,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                  0.50          06/20/2010          7,535,147
 437,850,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                  1.70          03/22/2010          4,215,280
 452,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                  1.80          12/20/2010          4,381,001
 270,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                  1.50          12/20/2011          2,590,084
 215,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                  1.50          03/20/2012          2,060,761
 300,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                  1.30          06/20/2012          2,850,566
 410,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                  1.10          09/20/2012          3,859,534
 545,150,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                  0.70          03/20/2013          5,019,341
 485,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                  1.60          09/20/2013          4,655,761
 180,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                  1.50          03/20/2014          1,715,425
  50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                  1.50          12/20/2014            475,069
 279,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                  1.30          03/20/2015          2,620,362
 370,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                  1.60          03/20/2016          3,523,076
 330,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                  1.70          12/20/2016          3,150,686
 700,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                  1.70          03/20/2017          6,660,564
 124,800,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                2.30          03/20/2035          1,136,156
 120,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                2.30          12/20/2036          1,090,685
 253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                3.70          09/21/2015          2,744,632
 391,850,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                1.50          03/20/2019          3,595,980
  94,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                2.40          06/20/2024            917,888
 230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                2.00          12/20/2024          2,119,788
 150,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                2.20          09/20/2026          1,410,286
 190,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                2.10          12/20/2026          1,752,863
 325,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                2.00          03/20/2027          2,967,997
     300,000   NETHERLANDS GOVERNMENT BOND (EUR)                                3.75          07/15/2014            450,551
     850,000   NETHERLANDS GOVERNMENT BOND (EUR)                                4.00          07/15/2016          1,277,817
      95,000   NETHERLANDS GOVERNMENT BOND (EUR)                                4.00          01/15/2037            127,740
   2,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                5.50          07/15/2010          3,976,283
     410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                5.50          01/15/2028            687,180
      85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                7.50          01/15/2023            169,743
     100,000   PHILIPS ELECTRONICS NV                                           6.88          03/11/2038            104,260
     862,000   SPAIN GOVERNMENT BOND (EUR)                                      4.00          01/31/2010          1,331,595
      81,000   SPAIN GOVERNMENT BOND (EUR)                                      4.20          01/31/2037            110,358
     752,000   SPAIN GOVERNMENT BOND (EUR)                                      4.40          01/31/2015          1,164,244
     493,000   SPAIN GOVERNMENT BOND (EUR)                                      5.00          07/30/2012            781,155
     442,000   SPAIN GOVERNMENT BOND (EUR)                                      5.50          07/30/2017            732,211
     750,000   SPAIN GOVERNMENT BOND (EUR)                                      5.75          07/30/2032          1,285,179
     650,000   SPAIN GOVERNMENT BOND (EUR)                                      6.15          01/31/2013          1,081,907
   2,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                         6.75          05/05/2014            429,144
   1,320,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                         5.25          03/15/2011            224,645
   1,640,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                         5.00          12/01/2020            289,053
   3,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                         3.00          07/12/2016            527,698
     500,000   TYCO ELECTRONICS GROUP SA                                        6.00          10/01/2012            506,528
   1,000,000   UBS AG STAMFORD CT SERIES DPNT                                   5.88          12/20/2017            994,646
   1,000,000   UNITED KINGDOM GILT (GBP)                                        4.00          09/07/2016          1,858,128
     675,000   UNITED KINGDOM GILT (GBP)                                        4.25          06/07/2032          1,231,345
     450,000   UNITED KINGDOM GILT (GBP)                                        4.25          12/07/2046            854,868

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FOREIGN GOVERNMENT BONDS (continued)
$  1,200,000   UNITED KINGDOM GILT (GBP)                                        4.75%         06/07/2010    $     2,362,204
     575,000   UNITED KINGDOM GILT (GBP)                                        4.75          09/07/2015          1,126,604
     500,000   UNITED KINGDOM GILT (GBP)                                        4.75          03/07/2020            960,471
   1,100,000   UNITED KINGDOM GILT (GBP)                                        4.75          12/07/2038          2,232,380
     250,000   UNITED KINGDOM GILT (GBP)                                        5.00          03/07/2012            495,830
     585,000   UNITED KINGDOM GILT (GBP)                                        5.00          09/07/2014          1,163,093
     850,000   UNITED KINGDOM GILT (GBP)                                        6.00          12/07/2028          1,908,770
     200,000   UNITED KINGDOM GILT (GBP)                                        8.75          08/25/2017            500,776
     100,000   WEATHERFORD INTERNATIONAL LIMITED                                6.00          03/15/2018            100,065
TOTAL FOREIGN GOVERNMENT BONDS (COST $181,104,102)                                                              197,802,547
                                                                                                            ---------------
AGENCY NOTES - INTEREST BEARING: 7.35%
FEDERAL FARM CREDIT BANK: 0.01%
     100,000   FFCB<<                                                           5.00          10/23/2009            102,798
                                                                                                            ---------------
FEDERAL HOME LOAN BANK: 2.19%
   6,000,000   FHLB<<                                                           2.75          06/18/2010          5,947,542
   1,500,000   FHLB<<                                                           3.38          02/27/2013          1,458,317
   1,000,000   FHLB<<                                                           3.75          08/18/2009          1,010,439
   1,000,000   FHLB<<                                                           4.38          03/17/2010          1,022,028
   1,000,000   FHLB                                                             4.88          09/08/2017          1,022,319
   1,500,000   FHLB<<                                                           5.00          09/18/2009          1,539,284
   2,050,000   FHLB<<                                                           5.00          10/16/2009          2,064,481
   1,000,000   FHLB<<                                                           5.00          11/17/2017          1,030,318
     100,000   FHLB                                                             5.13          08/14/2013            104,650
   1,200,000   FHLB<<                                                           5.38          08/19/2011          1,256,321
     100,000   FHLB                                                             5.38          09/30/2022            102,319
     100,000   FHLB<<                                                           5.50          10/19/2016            102,650
     800,000   FHLB SERIES 363                                                  4.50          11/15/2012            817,781
     400,000   FHLB SERIES 467<<                                                5.25          06/18/2014            421,147
     250,000   FHLB SERIES 656                                                  5.38          05/18/2016            264,902
                                                                                                                 18,164,498
                                                                                                            ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.76%
   2,000,000   FHLMC<<                                                          2.88          04/30/2010          1,989,584
   5,000,000   FHLMC                                                            2.88          06/28/2010          4,966,615
     800,000   FHLMC<<                                                          4.50          07/15/2013            813,406
     650,000   FHLMC                                                            4.75          01/19/2016            661,650
   2,000,000   FHLMC                                                            5.00          06/11/2009          2,044,930
   1,000,000   FHLMC<<                                                          5.13          04/18/2011          1,042,035
   1,200,000   FHLMC<<                                                          5.13          07/15/2012          1,256,080
     250,000   FHLMC<<                                                          5.20          03/05/2019            249,151
     150,000   FHLMC<<                                                          5.25          10/06/2011            151,002
     650,000   FHLMC                                                            5.25          04/18/2016            681,390
   1,000,000   FHLMC<<                                                          5.38          01/09/2014          1,010,847
     250,000   FHLMC                                                            5.45          09/02/2011            251,620
     150,000   FHLMC                                                            5.55          10/04/2016            155,616
     250,000   FHLMC                                                            5.60          09/26/2013            252,056
     100,000   FHLMC                                                            5.60          10/17/2013            101,000
   2,000,000   FHLMC<<                                                          6.00          07/06/2017          2,060,544
     100,000   FHLMC                                                            6.00          10/20/2021            102,285
   1,000,000   FHLMC                                                            6.00          03/30/2022          1,017,117
   1,000,000   FHLMC                                                            6.00          04/16/2037          1,000,309
     200,000   FHLMC                                                            6.25          07/15/2032            227,165
     300,000   FHLMC                                                            6.75          03/15/2031            359,010
   1,700,000   FHLMC<<                                                          6.88          09/15/2010          1,830,433
     650,000   FHLMC SERIES MTN<<                                               5.00          12/14/2018            612,342
                                                                                                                 22,836,187
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.39%
$  1,500,000   FNMA<<                                                           4.38%         09/15/2012    $     1,527,188
   3,500,000   FNMA                                                             4.38          03/15/2013          3,548,167
   3,500,000   FNMA<<                                                           4.63          12/15/2009          3,581,652
     950,000   FNMA                                                             5.00          03/15/2016            979,532
     500,000   FNMA                                                             5.00          02/13/2017            513,927
   1,200,000   FNMA                                                             5.00          05/11/2017          1,233,432
   2,200,000   FNMA                                                             5.25          08/01/2012          2,239,362
   1,000,000   FNMA                                                             5.38          04/11/2022            997,993
     200,000   FNMA                                                             5.45          10/18/2021            203,442
      75,000   FNMA                                                             5.63          11/15/2021             75,829
     150,000   FNMA                                                             5.63          07/15/2037            157,873
   2,400,000   FNMA<<                                                           6.00          08/22/2016          2,414,899
     200,000   FNMA                                                             6.21          08/06/2038            228,231
   1,000,000   FNMA<<                                                           6.63          09/15/2009          1,046,339
     300,000   FNMA                                                             6.63          11/15/2030            353,134
     500,000   FNMA                                                             7.25          05/15/2030            627,840
      50,000   FNMA SERIES 1                                                    5.50          11/17/2016             51,230
                                                                                                                 19,780,070
                                                                                                            ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $60,109,420)                                                         60,883,553
                                                                                                            ---------------
AGENCY SECURITIES: 25.96%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.96%
     800,000   FHLMC                                                            4.88          11/15/2013            827,114
   1,000,000   FHLMC                                                            6.63          09/15/2009          1,046,186
   1,455,280   FHLMC #1J1368                                                    5.91          10/01/2036          1,490,302
     813,994   FHLMC #783191+/-                                                 5.68          04/01/2037            807,337
   6,409,619   FHLMC #A11964<<                                                  5.00          08/01/2033          6,217,932
   1,265,085   FHLMC #A15183                                                    6.00          11/01/2033          1,290,900
   1,034,125   FHLMC #A15966                                                    5.00          11/01/2033          1,003,198
   1,603,093   FHLMC #A16693                                                    5.50          12/01/2033          1,598,234
   1,206,913   FHLMC #A19717                                                    5.00          03/01/2034          1,169,687
   2,379,049   FHLMC #A24888                                                    6.00          07/01/2034          2,423,879
   2,321,529   FHLMC #A29757                                                    5.50          01/01/2035          2,310,139
   1,738,263   FHLMC #A35253                                                    5.50          06/01/2035          1,729,734
   1,117,072   FHLMC #A36541                                                    5.00          08/01/2035          1,081,570
   1,351,213   FHLMC #A41694                                                    5.50          01/01/2036          1,344,584
   3,282,737   FHLMC #A43030                                                    6.00          02/01/2036          3,337,374
   2,874,376   FHLMC #A47041                                                    5.00          09/01/2035          2,783,025
     660,442   FHLMC #A54804                                                    6.50          06/01/2036            682,579
   1,902,246   FHLMC #A56988                                                    5.50          02/01/2037          1,891,130
   4,761,320   FHLMC #E01425                                                    4.50          08/01/2018          4,668,104
      15,393   FHLMC #E63170                                                    6.00          03/01/2011             15,826
     468,160   FHLMC #E95352                                                    4.50          04/01/2018            458,988
   1,863,089   FHLMC #G01740                                                    5.50          12/01/2034          1,855,695
   1,334,239   FHLMC #G02074                                                    5.50          02/01/2036          1,327,693
     520,963   FHLMC #G02184                                                    5.00          04/01/2036            504,406
   1,559,724   FHLMC #G02386                                                    6.00          11/01/2036          1,585,683
     631,295   FHLMC #G02422                                                    6.00          12/01/2036            641,802
   2,492,495   FHLMC #G02478                                                    5.50          12/01/2036          2,478,677
     835,494   FHLMC #G03303                                                    4.50          09/01/2035            780,029
   5,384,479   FHLMC #G03616                                                    6.00          12/01/2037          5,472,481
     982,230   FHLMC #G04173                                                    6.50          12/01/2037          1,014,859
     488,022   FHLMC #G08190                                                    4.50          01/01/2037            455,368
     443,122   FHLMC #G08192                                                    5.50          04/01/2037            440,532
     999,126   FHLMC #G11950                                                    4.50          10/01/2018            979,552
     462,235   FHLMC #G12697                                                    5.50          05/01/2022            467,317
      16,502   FHLMC #J02886                                                    6.00          06/01/2021             16,959
     791,508   FHLMC #J04533                                                    6.00          03/01/2022            812,936
      16,492   FHLMC #J04871                                                    6.00          05/01/2022             16,939

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$    436,867   FHLMC #J05191                                                    6.00%         07/01/2022    $       448,694
      71,327   FHLMC #J05194                                                    5.00          07/01/2022             70,952
     363,408   FHLMC #J05195                                                    5.00          07/01/2022            361,571
     893,990   FHLMC #J05228                                                    5.00          07/01/2022            889,291
     422,172   FHLMC #J05243                                                    5.00          07/01/2022            419,953
     407,120   FHLMC #J05408                                                    5.00          08/01/2022            404,980
     466,160   FHLMC #J05455                                                    5.00          09/01/2022            463,710
     500,000   FHLMC TBA%%                                                      4.00          06/01/2023            471,875
   1,000,000   FHLMC TBA%%                                                      5.50          06/01/2023          1,009,688
   7,000,000   FHLMC TBA%%                                                      5.50          06/01/2037          6,951,875
   1,500,000   FHLMC TBA%%                                                      6.00          06/01/2037          1,522,968
   4,000,000   FHLMC TBA%%                                                      6.50          06/01/2037          4,128,752
                                                                                                                 74,173,059
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.66%
     600,000   FNMA<<                                                           4.63          10/15/2013            613,517
     300,000   FNMA##                                                           4.71          06/01/2017            197,276
     200,000   FNMA##                                                           5.11          10/09/2019            112,798
   1,000,000   FNMA<<                                                            6.00          05/15/2011          1,069,905
     700,000   FNMA                                                             6.13          03/15/2012            754,004
   2,000,000   FNMA                                                             6.38          06/15/2009          2,076,104
     500,000   FNMA                                                             7.13          01/15/2030            618,517
   1,000,000   FNMA<<                                                            7.25          01/15/2010          1,065,445
     571,729   FNMA #190360                                                     5.00          08/01/2035            553,559
   1,217,872   FNMA #254950                                                     5.50          11/01/2033          1,213,800
     609,088   FNMA #255407                                                     5.00          09/01/2024            596,115
     649,816   FNMA #255857                                                     5.50          08/01/2025            650,332
     273,502   FNMA #256758                                                     4.50          05/01/2022            266,376
     572,257   FNMA #256851                                                     7.00          08/01/2037            601,920
     425,119   FNMA #535733                                                     6.50          08/01/2015            441,819
   1,162,569   FNMA #545414                                                     5.50          01/01/2017          1,182,863
     791,080   FNMA #725690                                                     6.00          08/01/2034            805,245
     536,492   FNMA #725773                                                     5.50          09/01/2034            534,195
   1,414,756   FNMA #729333                                                     5.50          07/01/2033          1,410,026
     979,009   FNMA #745627+/-                                                  5.50          04/01/2036          1,001,302
     177,906   FNMA #753669                                                     6.00          11/01/2033            181,370
   2,048,650   FNMA #767097                                                     4.00          06/01/2019          1,947,696
     931,654   FNMA #775199+/-                                                  4.27          05/01/2034            932,234
     887,995   FNMA #776966                                                     5.00          04/01/2034            860,606
   3,044,229   FNMA #777075<<                                                   5.00          04/01/2034          2,953,187
     619,100   FNMA #779510                                                     5.00          06/01/2019            618,880
   3,201,979   FNMA #793607                                                     5.00          09/01/2019          3,200,841
     744,888   FNMA #793675                                                     6.00          09/01/2034            758,226
     800,024   FNMA #794514                                                     5.00          10/01/2019            799,740
     645,564   FNMA #795047                                                     5.50          10/01/2034            642,800
     657,776   FNMA #796334                                                     6.00          10/01/2034            669,554
     859,023   FNMA #804666                                                     6.00          11/01/2034            874,405
   2,298,050   FNMA #805412                                                     5.50          01/01/2035          2,286,057
     797,154   FNMA #811460                                                     5.00          06/01/2020            795,376
     487,472   FNMA #812338                                                     6.00          03/01/2035            495,363
      92,562   FNMA #821030                                                     4.50          05/01/2035             86,447
     261,449   FNMA #822651                                                     4.50          04/01/2035            244,175
   3,365,642   FNMA #824601                                                     5.50          12/01/2034          3,351,233
     651,012   FNMA #828346                                                     5.00          07/01/2035            630,322
     177,335   FNMA #828698                                                     5.00          07/01/2035            171,699
     676,260   FNMA #829190                                                     5.00          07/01/2035            654,767
     626,157   FNMA #830957                                                     5.50          08/01/2035            622,889
     624,678   FNMA #831406                                                     6.00          03/01/2036            634,497
   1,087,494   FNMA #831625                                                     7.00          06/01/2036          1,143,831
      52,039   FNMA #832199                                                     4.50          07/01/2035             48,601
   1,342,437   FNMA #834657                                                     5.50          08/01/2035          1,335,431
   2,380,323   FNMA #835284                                                     5.50          09/01/2035          2,367,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  2,921,592   FNMA #835331<<                                                   5.50%         08/01/2035    $     2,906,345
     379,509   FNMA #836068                                                     4.50          10/01/2020            371,007
     540,405   FNMA #836958                                                     4.50          10/01/2035            504,698
   3,058,234   FNMA #839064<<                                                   6.00          01/01/2036          3,107,739
   1,330,237   FNMA #843901                                                     4.50          09/01/2035          1,242,344
   5,005,302   FNMA #844158                                                     5.00          11/01/2035          4,846,227
   5,464,606   FNMA #844703                                                     5.50          12/01/2035          5,436,088
     250,662   FNMA #845782                                                     4.50          10/01/2020            245,046
     481,147   FNMA #847926                                                     4.50          12/01/2020            470,368
   1,362,535   FNMA #851264                                                     5.50          05/01/2021          1,379,082
   4,621,242   FNMA #865283                                                     5.50          02/01/2036          4,594,236
   1,667,245   FNMA #868424+/-                                                  5.74          03/01/2036          1,714,395
     722,394   FNMA #878198                                                     5.50          09/01/2036            718,172
   1,712,867   FNMA #879094+/-                                                  5.36          05/01/2036          1,746,355
     881,311   FNMA #888221                                                     5.50          03/01/2037            876,161
     711,134   FNMA #888815                                                     4.50          11/01/2022            692,607
   2,473,203   FNMA #895995<<                                                   6.50          07/01/2036          2,553,041
   1,156,895   FNMA #897130                                                     6.50          09/01/2036          1,194,242
   2,601,484   FNMA #902738                                                     5.00          11/01/2036          2,516,367
     236,848   FNMA #904767+/-                                                  5.52          12/01/2036            241,678
     613,566   FNMA #907860+/-                                                  5.53          02/01/2037            626,844
     705,036   FNMA #908182                                                     5.50          12/01/2021            713,599
   1,624,410   FNMA #908249                                                     6.50          12/01/2036          1,676,848
     882,164   FNMA #909855                                                     5.50          02/01/2037            876,821
     889,356   FNMA #910093+/-                                                  5.76          03/01/2037            910,182
     240,358   FNMA #910535+/-                                                  5.54          01/01/2037            245,160
     464,188   FNMA #914224+/-                                                  5.46          03/01/2037            474,013
     836,861   FNMA #917101                                                     5.00          05/01/2037            809,302
   1,964,123   FNMA #917882                                                     5.00          05/01/2037          1,899,442
     465,305   FNMA #918049                                                     6.50          05/01/2037            480,227
   1,339,999   FNMA #918619                                                     5.50          06/01/2037          1,331,884
   3,910,323   FNMA #919640                                                     6.00          09/01/2037          3,970,957
   4,343,687   FNMA #922672+/-                                                  4.33          06/01/2036          4,388,479
   1,882,673   FNMA #922674+/-                                                  4.78          04/01/2036          1,910,489
   1,193,952   FNMA #922675+/-                                                  4.80          06/01/2035          1,204,940
     848,444   FNMA #928433                                                     7.00          05/01/2037            892,424
     511,053   FNMA #928507                                                     6.50          06/01/2037            527,441
   5,404,494   FNMA #941164<<                                                   6.00          10/01/2037          5,488,298
     772,721   FNMA #949594                                                     6.00          08/01/2022            793,882
   1,034,506   FNMA #950300                                                     6.00          08/01/2037          1,051,252
   1,352,408   FNMA #955801                                                     6.00          10/01/2037          1,373,379
   1,750,000   FNMA TBA%%                                                       4.50          06/01/2022          1,702,421
   1,000,000   FNMA TBA%%                                                       5.00          06/01/2023            994,375
   4,000,000   FNMA TBA%%                                                       5.00          06/01/2037          3,863,752
     750,000   FNMA TBA%%                                                       7.00          06/01/2037            788,204
                                                                                                                121,424,058
                                                                                                            ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.34%
       2,012   GNMA #337120                                                     6.50          11/15/2023              2,090
       2,048   GNMA #379192                                                     6.50          12/15/2023              2,128
   2,141,134   GNMA #520782                                                     5.00          03/15/2035          2,091,888
   1,145,321   GNMA #605373                                                     5.50          09/15/2034          1,148,328
     213,891   GNMA #617417                                                     6.50          02/15/2037            221,123
     759,042   GNMA #632007                                                     6.50          10/15/2036            784,935
   1,682,852   GNMA #633305                                                     5.50          12/15/2035          1,686,743
   1,163,366   GNMA #648391                                                     5.50          11/15/2035          1,166,057
     786,404   GNMA #653068                                                     5.50          03/15/2036            787,967
     974,419   GNMA #654920                                                     6.00          06/15/2036            993,530
     246,191   GNMA #658328                                                     4.50          03/15/2037            230,927
     422,822   GNMA #663342                                                     6.50          12/15/2036            437,246
     221,621   GNMA #664629                                                     7.00          03/15/2037            234,003
     208,294   GNMA #667470                                                     6.00          05/15/2037            212,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$    697,509   GNMA #668585                                                     6.00%         08/15/2037    $       710,980
     689,203   GNMA #669078                                                     6.00          06/15/2037            702,513
     441,337   GNMA #671433                                                     6.00          07/15/2037            449,861
     196,374   GNMA #782167                                                     6.00          06/15/2037            200,117
   1,250,000   GNMA TBA%%                                                       5.00          06/01/2038          1,218,360
   1,750,000   GNMA TBA%%                                                       5.50          06/01/2038          1,750,000
   2,750,000   GNMA TBA%%                                                       6.00          06/01/2037          2,798,983
   1,500,000   GNMA TBA%%                                                       6.50          06/01/2037          1,548,750
                                                                                                                 19,378,846
                                                                                                            ---------------
TOTAL AGENCY SECURITIES (COST $212,169,401)                                                                     214,975,963
                                                                                                            ---------------
US TREASURY SECURITIES: 17.25%

US TREASURY BONDS: 5.67%
   3,020,000   US TREASURY BOND<<                                               4.38          02/15/2038          2,861,921
     450,000   US TREASURY BOND<<                                               4.50          02/15/2036            435,410
     600,000   US TREASURY BOND<<                                               4.75          02/15/2037            604,219
   3,350,000   US TREASURY BOND<<                                               5.50          08/15/2028          3,675,054
   1,150,000   US TREASURY BOND<<                                               6.00          02/15/2026          1,324,207
   1,000,000   US TREASURY BOND<<                                               6.25          08/15/2023          1,175,391
   1,500,000   US TREASURY BOND<<                                               6.25          05/15/2030          1,813,712
   1,700,000   US TREASURY BOND<<                                               6.38          08/15/2027          2,049,563
     950,000   US TREASURY BOND<<                                               6.63          02/15/2027          1,172,063
   1,500,000   US TREASURY BOND<<                                               6.88          08/15/2025          1,883,672
   2,000,000   US TREASURY BOND<<                                               7.50          11/15/2016          2,490,468
   1,100,000   US TREASURY BOND<<                                               8.00          11/15/2021          1,479,414
   5,000,000   US TREASURY BOND<<                                               8.13          08/15/2019          6,652,735
   1,700,000   US TREASURY BOND                                                 8.50          02/15/2020          2,331,922
   2,500,000   US TREASURY BOND<<                                               8.75          05/15/2017          3,358,790
   2,900,000   US TREASURY BOND<<                                               8.75          08/15/2020          4,064,077
   1,275,000   US TREASURY BOND                                                 8.88          08/15/2017          1,732,108
   2,000,000   US TREASURY BOND<<                                               8.88          02/15/2019          2,779,532
   3,600,000   US TREASURY BOND<<                                               9.13          05/15/2018          5,035,500
                                                                                                                 46,919,758
                                                                                                            ---------------
US TREASURY NOTES: 11.58%
   1,000,000   US TREASURY NOTE                                                 3.13          11/30/2009          1,009,141
     550,000   US TREASURY NOTE                                                 3.13          04/30/2013            543,125
   4,300,000   US TREASURY NOTE<<                                               3.38          09/15/2009          4,353,415
   3,000,000   US TREASURY NOTE<<                                               3.38          10/15/2009          3,039,141
   3,500,000   US TREASURY NOTE<<                                               3.50          12/15/2009          3,553,046
   8,500,000   US TREASURY NOTE<<                                               3.63          06/15/2010          8,661,364
   3,000,000   US TREASURY NOTE<<                                               3.88          09/15/2010          3,076,407
   5,000,000   US TREASURY NOTE<<                                               3.88          10/31/2012          5,115,625
   6,750,000   US TREASURY NOTE<<                                               3.88          02/15/2013          6,891,332
     560,000   US TREASURY NOTE                                                 3.88          05/15/2018            552,169
   5,500,000   US TREASURY NOTE<<                                               4.00          03/15/2010          5,639,216
   4,300,000   US TREASURY NOTE<<                                               4.25          01/15/2011          4,464,608
  11,500,000   US TREASURY NOTE<<                                               4.25          08/15/2013         11,937,541
   3,000,000   US TREASURY NOTE<<                                               4.25          11/15/2013          3,112,734
   1,870,000   US TREASURY NOTE<<                                               4.25          11/15/2014          1,939,542
   3,800,000   US TREASURY NOTE<<                                               4.50          04/30/2012          3,977,829
   2,725,000   US TREASURY NOTE<<                                               4.50          05/15/2017          2,818,672
   3,000,000   US TREASURY NOTE<<                                               4.63          10/31/2011          3,145,314
   3,000,000   US TREASURY NOTE<<                                               4.63          02/29/2012          3,150,000
   4,000,000   US TREASURY NOTE<<                                               4.63          07/31/2012          4,210,000
   2,500,000   US TREASURY NOTE<<                                               4.75          03/31/2011          2,626,758
   3,000,000   US TREASURY NOTE<<                                               4.88          08/15/2009          3,089,064
   2,500,000   US TREASURY NOTE<<                                               5.00          08/15/2011          2,649,023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
US TREASURY NOTES (continued)
$  2,500,000   US TREASURY NOTE<<                                               6.00%         08/15/2009    $     2,606,250
   3,500,000   US TREASURY NOTE<<                                               6.50          02/15/2010          3,726,369
                                                                                                                 95,887,685
                                                                                                            ---------------
TOTAL US TREASURY SECURITIES (COST $141,965,151)                                                                142,807,443
                                                                                                            ---------------
SHARES

COLLATERAL FOR SECURITIES LENDING: 23.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.84%
   3,804,284   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                          3,804,284
   3,804,284   DAILY ASSETS FUND INSTITUTIONAL                                                                    3,804,284
   3,804,284   DREYFUS CASH MANAGEMENT FUND                                                                       3,804,284
   3,804,284   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    3,804,284
                                                                                                                 15,217,136
                                                                                                            ---------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS: 21.93%
$  1,463,186   ALPINE SECURITIZATION CORPORATION++                              2.66          06/03/2008          1,462,862
   1,463,186   AMSTEL FUNDING CORPORATION++                                     2.48          06/19/2008          1,461,271
   2,121,620   AMSTEL FUNDING CORPORATION++                                     2.65          06/05/2008          2,120,839
   1,280,288   AMSTERDAM FUNDING CORPORATION++                                  2.67          06/05/2008          1,279,813
     191,677   APRECO LLC++                                                     2.65          06/16/2008            191,452
   1,243,708   ASPEN FUNDING CORPORATION++                                      2.47          06/02/2008          1,243,538
   1,463,186   ASPEN FUNDING CORPORATION++                                      2.63          06/09/2008          1,462,224
   3,292,169   ATLANTIC ASSET SECURITIZATION CORPORATION++                      2.40          06/02/2008          3,291,730
   1,463,186   ATLANTIC ASSET SECURITIZATION CORPORATION++                      2.47          06/13/2008          1,461,881
  23,776,777   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $23,771,332)                                                     2.30          06/02/2008         23,776,777
   1,444,896   BARCLAYS US FUNDING LLC                                          2.45          06/05/2008          1,444,405
   3,657,966   BASF FINANCE EUROPE NV+/-++                                      2.81          10/17/2008          3,655,240
   1,463,186   BELMONT FUNDING LLC++                                            2.70          06/17/2008          1,461,321
   1,280,288   BNP PARIBAS                                                      2.60          06/02/2008          1,280,103
     731,593   BRYANT BANK FUNDING LLC++                                        2.48          06/11/2008            731,039
     731,593   BRYANT BANK FUNDING LLC++                                        2.49          06/30/2008            730,081
     731,593   BRYANT BANK FUNDING LLC++                                        2.65          06/05/2008            731,324
   1,463,186   CAFCO LLC                                                        2.55          06/06/2008          1,462,564
     731,593   CANCARA ASSET SECURITIZATION LIMITED++                           2.47          06/27/2008            730,238
   1,463,186   CBA (DELAWARE) FINANCE INCORPORATED                              2.35          06/13/2008          1,461,945
     715,791   CHARIOT FUNDING LLC++                                            2.48          06/10/2008            715,298
   1,719,244   CHARTA LLC++                                                     2.65          06/05/2008          1,718,611
   1,701,523   CHEYNE FINANCE LLC+/-++###(A)(I)                                 6.40          02/25/2008          1,225,096
     632,828   CIESCO LLC++                                                     2.45          06/05/2008            632,613
   1,463,186   CIESCO LLC++                                                     2.46          06/20/2008          1,461,187
   1,463,186   CLIPPER RECEIVABLES CORPORATION++                                2.63          06/11/2008          1,462,010
   1,463,186   CRC FUNDING LLC++                                                2.48          06/25/2008          1,460,666
   1,280,288   CRC FUNDING LLC++                                                2.65          06/03/2008          1,280,005
   9,876,507   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
               102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $9,878,458)                                                      2.48          06/02/2008          9,876,507
   3,950,603   DANSKE BANK AS                                                   2.45          06/02/2008          3,950,603
   3,950,603   DANSKE BANK AS                                                   2.50          06/02/2008          3,950,603
   3,950,603   DANSKE BANK AS                                                   2.53          06/03/2008          3,950,603
   3,950,603   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY
               MARKET SECURITIES (MATURITY VALUE $3,951,410)                    2.45          06/02/2008          3,950,603
   8,047,524   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $8,049,100)                    2.35          06/02/2008          8,047,524
   1,097,390   EBBETS FUNDING LLC++                                             2.70          06/10/2008          1,096,567
   1,463,186   ENTERPRISE FUNDING LLC++                                         2.47          06/19/2008          1,461,279
   1,463,186   ENTERPRISE FUNDING LLC++                                         2.70          06/02/2008          1,462,967

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,194,779   ERASMUS CAPITAL CORPORATION++                                    2.47%         06/02/2008    $     2,194,478
     298,783   ERASMUS CAPITAL CORPORATION++                                    2.55          06/06/2008            298,656
     295,271   ERASMUS CAPITAL CORPORATION++                                    2.60          06/10/2008            295,058
   1,463,186   EUREKA SECURITIZATION INCORPORATED++                             2.47          06/06/2008          1,462,584
   1,499,766   FAIRWAY FINANCE CORPORATION++                                    2.43          06/11/2008          1,498,652
   1,463,186   FALCON ASSET SECURITIZATION CORPORATION++                        2.41          06/24/2008          1,460,835
   1,097,390   FALCON ASSET SECURITIZATION CORPORATION++                        2.47          06/02/2008          1,097,239
   1,360,763   FORTIS BANK NY                                                   2.50          06/05/2008          1,360,763
   1,463,186   GEMINI SECURITIZATION INCORPORATED++                             2.53          06/20/2008          1,461,130
   1,554,635   GEMINI SECURITIZATION INCORPORATED++                             2.73          06/03/2008          1,554,282
   1,170,549   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                    2.59          06/16/2008          1,170,549
   1,113,851   GOVCO INCORPORATED++                                             2.65          06/04/2008          1,113,523
   1,828,983   GRAMPIAN FUNDING LIMITED++                                       2.40          06/03/2008          1,828,617
   1,463,186   GRAMPIAN FUNDING LIMITED++                                       2.55          06/23/2008          1,460,802
   2,560,576   ING USA ANNUITY & LIFE INSURANCE+/-(I)                           2.59          10/16/2008          2,560,576
   1,004,697   JUPITER SECURITIZATION CORPORATION++                             2.45          06/03/2008          1,004,492
   1,463,186   JUPITER SECURITIZATION CORPORATION++                             2.47          06/05/2008          1,462,684
     731,593   JUPITER SECURITIZATION CORPORATION++                             2.60          06/04/2008            731,382
   1,463,186   KITTY HAWK FUNDING CORPORATION++                                 2.45          06/12/2008          1,461,991
   1,097,390   LIBERTY STREET FUNDING CORPORATION++                             2.50          06/02/2008          1,097,237
     951,071   LIBERTY STREET FUNDING CORPORATION++                             2.59          06/13/2008            950,182
     475,536   LIBERTY STREET FUNDING CORPORATION++                             2.75          06/05/2008            475,354
   1,828,983   MAZARIN FUNDING CORPORATION+/-++                                 2.45          08/04/2008          1,824,495
   1,828,983   METLIFE GLOBAL FUNDING I+/-++                                    2.43          10/21/2008          1,828,683
   1,463,186   MONT BLANC CAPITAL CORPORATION++                                 2.49          06/23/2008          1,460,859
   1,124,824   MORGAN STANLEY+/-                                                2.64          10/15/2008          1,124,164
   1,828,983   NATEXIS BANQUES POPULAIRES+/-++                                  2.74          09/08/2008          1,821,996
     731,593   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                        2.45          06/25/2008            730,348
     733,129   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                        2.55          06/04/2008            732,922
   1,762,262   OLD LINE FUNDING CORPORATION++                                   2.58          06/09/2008          1,761,129
   1,463,186   PARK AVENUE RECEIVABLE CORPORATION++                             2.42          06/27/2008          1,460,531
   1,316,868   PICAROS FUNDING LLC++                                            2.65          06/05/2008          1,316,383
   1,302,236   PREMIUM ASSET TRUST+/-++                                         2.87          07/15/2008          1,301,279
   1,463,186   RANGER FUNDING CORPORATION++                                     2.55          06/04/2008          1,462,772
     625,073   RBS CITIZEN (GRAND CAYMAN) NA                                    2.19          06/02/2008            625,073
   1,451,920   REGENCY MARKETS #1 LLC++                                         2.48          06/17/2008          1,450,219
   1,572,925   ROYAL BANK OF SCOTLAND PLC                                       2.43          06/09/2008          1,571,970
   1,463,186   SCALDIS CAPITAL LIMITED++                                        2.50          06/26/2008          1,460,544
   1,463,186   SHEFFIELD RECEIVABLES CORPORATION++                              2.50          06/16/2008          1,461,560
   1,463,186   SHEFFIELD RECEIVABLES CORPORATION++                              2.55          06/04/2008          1,462,772
   1,444,896   SOCIETE GENERALE NORTH AMERICA INCORPORATED                      2.61          06/06/2008          1,444,268
   1,463,186   SOLITAIRE FUNDING LLC++                                          2.50          06/12/2008          1,461,967
   2,926,373   STANFIELD VICTORIA FUNDING LLC+/-++###(A)(I)                     5.73          04/03/2008          2,399,625
     512,115   SURREY FUNDING CORPORATION++                                     2.65          06/09/2008            511,776
   1,232,734   SURREY FUNDING CORPORATION++                                     2.92          06/03/2008          1,232,434
     475,536   SURREY FUNDING CORPORATION                                       3.00          06/02/2008            475,456
   1,463,186   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED               2.57          06/16/2008          1,461,515
   1,463,186   THUNDER BAY FUNDING INCORPORATED++                               2.50          06/27/2008          1,460,443
   1,463,186   TICONDEROGA FUNDING LIMITED++                                    2.40          06/17/2008          1,461,528
   7,315,931   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                        2.58          10/31/2008          7,315,931
   1,463,186   TULIP FUNDING CORPORATION++                                      2.45          06/25/2008          1,460,697
   1,828,983   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++               2.65          10/08/2008          1,828,299
     365,797   VERSAILLES CDS LLC++                                             2.85          06/05/2008            365,652
     877,912   VERSAILLES CDS LLC++                                             3.00          06/03/2008            877,692
   1,828,983   VICTORIA FINANCE LLC+/-++###(A)(I)                               2.55          08/07/2008          1,499,766
   1,828,983   VICTORIA FINANCE LLC+/-###(A)(I)                                 5.56          05/02/2008          1,499,766
   1,463,186   WINDMILL FUNDING CORPORATION++                                   2.50          06/16/2008          1,461,560
     647,021   YORKTOWN CAPITAL LLC++                                           2.43          06/17/2008            646,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    731,593   YORKTOWN CAPITAL LLC++                                           2.53%         06/19/2008    $       730,616
                                                                                                                181,597,424
                                                                                                            ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $198,543,706)                                                     196,814,560
                                                                                                            ---------------

SHARES

SHORT-TERM INVESTMENTS: 4.77%
  39,470,597  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       39,470,597
                                                                                                            ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $39,470,597)                                                                  39,470,597
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,035,180,853)*                                             126.95%                                  $ 1,051,162,850
OTHER ASSETS AND LIABILITIES, NET                                  (26.95)                                     (223,150,692)
                                                                   ------                                   ---------------
TOTAL NET ASSETS                                                   100.00%                                  $   828,012,158
                                                                   ------                                   ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,035,770.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $39,470,597.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES: 3.93%
BANKING: 0.60%
$    800,000   ALLIED IRISH BANKS PLC+++/-                                      2.48%         11/18/2008    $       800,000
                                                                                                            ---------------
DOMESTIC BANKS: 0.19%
     260,000   MORGAN STANLEY+/-                                                2.21          09/15/2008            259,593
                                                                                                            ---------------
FINANCIAL SERVICES: 0.75%
   1,000,000   IRISH LIFE & PERMANENT+++/-                                      2.46          03/20/2009          1,000,000
                                                                                                            ---------------
FOREIGN BANKS: 1.27%
     700,000   BES FINANCE LIMITED+++/-                                         2.85          03/02/2009            700,000
   1,000,000   INTESA BANK IRELAND PLC+++/-                                     2.40          03/25/2009          1,000,000
                                                                                                                  1,700,000
                                                                                                            ---------------
MUNICIPAL: 1.12%
   1,500,000   FLORIDA HURRICANE CATASTROPHE+/-                                 2.72          12/12/2008          1,500,000
                                                                                                            ---------------
TOTAL CORPORATE BONDS & NOTES (COST $5,259,593)                                                                   5,259,593
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 1.24%
CALIFORNIA: 0.30%
     400,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C
               (IDR)+/-SS.                                                      1.20          11/01/2026            399,957
                                                                                                            ---------------
MINNESOTA: 0.19%
     260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T
               (HOUSING REVENUE, GENERAL OBLIGATION OF
               AUTHORITY)+/-SS.                                                 2.38          07/01/2048            260,000
                                                                                                            ---------------
TENNESSEE: 0.75%
   1,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES
               SERIES B (EDUCATIONAL FACILITIES REVENUE, REGIONS
               BANK)+/-SS.                                                      2.43          07/01/2033          1,000,000
                                                                                                            ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,659,957)                                                                   1,659,957
                                                                                                            ---------------
COMMERCIAL PAPER: 49.21%
     500,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                    2.75          08/08/2008            497,441
     500,000   AEGON NV##                                                       2.72          06/16/2008            499,471
     500,000   ALPINE SECURITIZATION##                                          2.72          08/06/2008            497,544
   1,100,000   AMERICAN EXPRESS COMPANY##                                       2.98          07/08/2008          1,096,722
     750,000   AMSTEL FUNDING CORPORATION##                                     2.78          06/03/2008            749,942
     400,000   ANZ NATIONAL (INTERNATIONAL) LIMITED##                           2.77          08/07/2008            397,972
   1,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED##                           2.90          07/29/2008            995,408
     500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED##                           3.04          04/20/2009            486,404
   1,000,000   APRECO LLC##                                                     2.60          07/17/2008            996,750
     500,000   ASB FINANCE LIMITED (LONDON)##                                   2.75          08/04/2008            497,594
     250,000   ASB FINANCE LIMITED (LONDON)##                                   3.01          05/07/2009            242,914
   1,000,000   ATLANTIC ASSET SECURITY CORPORATION##                            2.92          07/22/2008            995,944
     750,000   BARCLAYS US FUNDING LLC##                                        3.01          08/28/2008            744,553
     750,000   BEAGLE FUNDING LLC##                                             2.77          06/09/2008            749,596
     500,000   BEAGLE FUNDING LLC##                                             2.95          07/25/2008            497,828
   1,500,000   CAFCO LLC##                                                      2.62          08/21/2008          1,491,267
     500,000   CAISSE NATIONALE DES CAISSES##                                   2.97          10/21/2008            494,184
   1,500,000   CHARTA LLC##                                                     2.75          07/23/2008          1,494,156
   1,000,000   CHARTA LLC##                                                     2.82          06/09/2008            999,452
     250,000   CIESCO LLC##                                                     2.85          06/05/2008            249,941
   1,500,000   CIESCO LLC##                                                     2.90          07/25/2008          1,493,596
   1,250,000   CITIBANK OMNI MASTER TRUST##                                     3.12          07/09/2008          1,245,992
     500,000   CITIBANK OMNI MASTER TRUST##                                     3.20          07/17/2008            498,000
     500,000   CITIBANK OMNI MASTER TRUST##                                     3.25          07/25/2008            497,608

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$  1,000,000   CLIPPER RECEIVABLES CORPORATION##                                2.37%         06/03/2008    $       999,934
   1,000,000   CLIPPER RECEIVABLES CORPORATION##                                2.65          06/05/2008            999,779
     500,000   CRC FUNDING LLC##                                                2.58          07/29/2008            497,958
     500,000   CRC FUNDING LLC##                                                2.65          07/30/2008            497,865
     500,000   CRC FUNDING LLC##                                                2.65          08/08/2008            497,534
     750,000   CRC FUNDING LLC##                                                2.90          06/10/2008            749,517
     500,000   DEXIA DELAWARE LLC##                                             2.66          08/11/2008            497,419
     750,000   DNB NOR BANK ASA##                                               2.75          08/04/2008            746,391
     400,000   DNB NOR BANK ASA##                                               3.69          07/07/2008            398,565
     500,000   EBBETS FUNDING LLC##                                             2.65          06/02/2008            500,000
   1,000,000   EBBETS FUNDING LLC##                                             2.75          06/16/2008            998,931
     500,000   EBBETS FUNDING LLC##                                             2.85          06/10/2008            499,683
     550,000   ELYSIAN FUNDING LLC##                                            2.60          06/04/2008            549,921
     400,000   ENTERPRISE FUNDING LLC##                                         2.75          08/05/2008            398,044
     500,000   EUREKA SECURITIZATION##                                          2.89          07/11/2008            498,435
     500,000   EUREKA SECURITIZATION##                                          3.02          07/21/2008            497,945
   1,000,000   FAIRWAY FINANCE CORPORATION##                                    2.85          06/19/2008            998,654
     500,000   FAIRWAY FINANCE CORPORATION##                                    2.85          07/16/2008            498,258
     250,000   FAIRWAY FINANCE CORPORATION##                                    3.00          06/06/2008            249,917
     500,000   FALCON ASSET SECURITIZATION CORPORATION LLC##                    2.56          07/07/2008            498,756
   1,000,000   FORTIS BANQUE LUXEMBOURG##                                       2.64          08/06/2008            995,233
     750,000   FORTIS FUNDING LLC##                                             2.67          10/07/2008            742,949
   1,000,000   GALLEON CAPITAL LLC##                                            2.40          06/02/2008          1,000,000
   1,000,000   GALLEON CAPITAL LLC##                                            2.53          06/04/2008            999,859
     500,000   GALLEON CAPITAL LLC##                                            2.65          06/05/2008            499,890
     650,000   GEMINI SECURITIZATION INCORPORATED LLC##                         2.80          06/03/2008            649,949
   1,000,000   GEMINI SECURITIZATION INCORPORATED LLC##                         2.97          07/30/2008            995,215
     500,000   GOVCO LLC##                                                      2.70          07/14/2008            498,425
     500,000   GOVCO LLC##                                                      2.72          11/17/2008            493,653
   1,000,000   GOVCO LLC##                                                      2.89          07/21/2008            996,066
     250,000   GOVCO LLC##                                                      2.97          07/24/2008            248,928
   1,000,000   IRISH LIFE & PERMANENT##                                         2.94          06/10/2008            999,347
     500,000   JUPITER SECURITIZATION INCORPORATED##                            2.65          06/02/2008            500,000
   1,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED##                   2.72          09/17/2008            991,916
     500,000   LEHMAN BROTHERS HOLDING INCORPORATED##                           2.57          06/27/2008            499,108
   1,000,000   LIBERTY STREET FUNDING LLC##                                     2.64          07/14/2008            996,920
     300,000   LIBERTY STREET FUNDING LLC##                                     2.78          07/10/2008            299,120
     500,000   MONT BLANC CAPITAL CORPORATION##                                 2.60          06/09/2008            499,747
     500,000   MONT BLANC CAPITAL CORPORATION##                                 2.85          06/16/2008            499,446
     800,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                        2.70          06/06/2008            799,760
     500,000   OLD LINE FUNDING LLC##                                           2.80          07/02/2008            498,833
     250,000   PARK AVENUE RECEIVABLES CORPORATION##                            2.45          06/04/2008            249,966
     500,000   PICAROS FUNDING LLC##                                            2.50          06/11/2008            499,688
     500,000   PICAROS FUNDING LLC##                                            2.97          07/24/2008            497,855
     500,000   PRUDENTIAL PLC##                                                 2.70          08/07/2008            497,525
     500,000   PRUDENTIAL PLC##                                                 2.72          07/21/2008            498,149
   1,000,000   PRUDENTIAL PLC##                                                 2.92          07/29/2008            995,377
     300,000   PRUDENTIAL PLC##                                                 4.09          07/07/2008            298,807
     500,000   SCALDIS CAPITAL LIMITED##                                        2.65          08/21/2008            497,056
     750,000   SCALDIS CAPITAL LIMITED##                                        2.79          07/10/2008            747,791
     500,000   SCALDIS CAPITAL LIMITED##                                        2.80          07/15/2008            498,328
     500,000   SHEFFIELD RECEIVABLES CORPORATION##                              2.57          07/08/2008            498,715
     250,000   SHEFFIELD RECEIVABLES CORPORATION##                              2.75          07/11/2008            249,255
     500,000   SHEFFIELD RECEIVABLES CORPORATION##                              2.77          06/10/2008            499,692
     500,000   SHEFFIELD RECEIVABLES CORPORATION##                              2.88          06/13/2008            499,560
   1,000,000   SHEFFIELD RECEIVABLES CORPORATION##                              2.95          06/20/2008            998,525
     500,000   SOCIETE GENERALE NORTH AMERICA##                                 2.80          08/11/2008            497,278
     500,000   SOCIETE GENERALE NORTH AMERICA##                                 3.00          07/25/2008            497,792
   1,000,000   SOCIETE GENERALE NORTH AMERICA##                                 3.00          07/30/2008            995,167
     550,000   STADSHYPOTEK DELAWARE INCORPORATED##                             2.70          08/04/2008            547,401
   1,000,000   SURREY FUNDING CORPORATION##                                     2.65          06/12/2008            999,264
     500,000   SWEDBANK MORTGAGE AB##                                           4.36          07/08/2008            497,820
   1,000,000   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##             2.45          06/03/2008            999,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$    500,000   THUNDER BAY FUNDING LLC##                                        2.65%         06/17/2008    $       499,448
     500,000   THUNDER BAY FUNDING LLC##                                        2.75          06/13/2008            499,580
   2,000,000   VARIABLE FUNDING CAPITAL##                                       2.70          07/02/2008          1,995,500
     750,000   VERSAILLES CDS LLC##                                             2.65          06/06/2008            749,779
   1,000,000   VICTORIA FINANCE LLC+/-###(A)(I)                                 4.82          01/17/2008            820,000
     500,000   YORKTOWN CAPITAL LLC##                                           2.70          08/07/2008            497,525
   1,500,000   YORKTOWN CAPITAL LLC##                                           2.90          07/23/2008          1,493,838
   1,000,000   YORKTOWN CAPITAL LLC##                                           2.90          07/25/2008            995,731
TOTAL COMMERCIAL PAPER (COST $65,800,493)                                                                        65,800,493
                                                                                                            ---------------
EXTENDABLE BONDS: 6.06%
     700,000   BASF FINANCE EUROPE NV+++/-                                      2.81          06/19/2009            700,000
     750,000   CAISSE NATIONALE CDEE+++/-                                       2.69          06/10/2009            750,000
     500,000   COMMONWEALTH BANK AUSTRALIA+++/-                                 2.88          05/01/2009            500,000
   1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                          2.64          06/09/2009          1,500,000
     500,000   HSBC USA INCORPORATED+/-                                         3.22          05/15/2009            500,000
     750,000   IBM INTERNATIONAL GROUP CAPITAL+++/-                             2.87          06/26/2009            750,000
     750,000   ING USA GLOBAL FUNDING+/-                                        3.14          06/19/2009            750,000
   1,400,000   RABOBANK NEDERLAND+++/-                                          2.89          06/09/2009          1,400,000
     500,000   ROYAL BANK CANADA+++/-                                           3.23          06/15/2009            500,000
     500,000   SVENSKA HANDELSBANKEN+++/-                                       3.20          05/26/2009            500,000
     250,000   WACHOVIA BANK+/-                                                 2.91          05/01/2009            250,000
TOTAL EXTENDABLE BONDS (COST $8,100,000)                                                                          8,100,000
                                                                                                            ---------------
MEDIUM TERM NOTES: 4.86%
   1,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                             2.52          07/11/2008          1,000,000
   1,000,000   BNP PARIBAS+/-                                                   2.79          09/16/2008          1,000,000
   1,000,000   K2 (USA) LLC+++/-                                                2.70          08/11/2008            999,962
   1,000,000   MBIA GLOBAL FUNDING LLC+++/-                                     2.92          11/18/2008          1,000,000
   1,000,000   MERRILL LYNCH & COMPANY+/-                                       2.53          03/24/2009          1,000,000
     500,000   ROYAL BANK SCOTLAND GROUP PLC+++/-                               2.91          09/18/2008            500,000
   1,000,000   TOTTA IRELAND PLC+++/-                                           2.71          09/05/2008          1,000,000
TOTAL MEDIUM TERM NOTES (COST $6,499,962)                                                                         6,499,962
                                                                                                            ---------------
SECURED MASTER NOTE AGREEMENT: 3.62%
   2,322,000   BANK OF AMERICA SECURITIES+/-SS.(E)                              2.51                              2,322,000
   2,520,000   CITIGROUP GLOBAL+/-SS.(E)                                        2.50                              2,520,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,842,000)                                                             4,842,000
                                                                                                            ---------------
TIME DEPOSITS: 6.21%
   1,200,000   BANK OF IRELAND                                                  2.53          06/03/2008          1,200,000
   2,000,000   BNP PARIBAS PARIS                                                2.80          06/02/2008          2,000,000
   1,100,000   CALYON GRAND CAYMAN                                              2.40          06/02/2008          1,100,000
   2,000,000   DEXIA BANK SA BRUSSELS                                           2.45          06/02/2008          2,000,000
   2,000,000   KBC BANK NV BRUSSELS                                             2.50          06/02/2008          2,000,000
TOTAL TIME DEPOSITS (COST $8,300,000)                                                                             8,300,000
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT: 7.70%
   1,000,000   ABN AMRO BANK (LONDON)                                           2.85          09/10/2008          1,000,000
   1,000,000   ALLIED IRISH BANKS (NEW YORK)                                    2.86          09/09/2008          1,000,000
   1,000,000   BANCO SANTANDER TOTTA LOAN                                       4.16          07/11/2008          1,000,011
   1,500,000   BANK OF IRELAND (CONNECTICUT)                                    2.86          06/16/2008          1,500,000
   1,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                               2.83          11/10/2008          1,000,000
   1,000,000   CALYON (NEW YORK)                                                4.03          07/14/2008          1,000,000
     750,000   FORTIS BANK (NEW YORK)                                           2.80          10/17/2008            750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT (continued)
$  1,300,000   NATIXIS (NEW YORK)                                               2.80%         08/06/2008    $     1,300,000
     500,000   NATIXIS (NEW YORK)+/-SS.                                         2.90          04/01/2010            500,000
     750,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                             2.66          07/03/2008            749,924
     500,000   US BANK NATIONAL ASSOCIATION                                     2.86          04/20/2009            500,000
TOTAL CERTIFICATES OF DEPOSIT (COST $10,299,935)                                                                 10,299,935
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 17.04%
   3,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $3,000,588)                2.35          06/02/2008          3,000,000
   4,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $4,000,767)                                                      2.30          06/02/2008          4,000,000
   1,283,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $1,283,265)                                      2.48          06/02/2008          1,283,000
   3,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $3,000,625)                                      2.50          06/02/2008          3,000,000
   3,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES  (MATURITY VALUE $3,000,588)               2.35          06/02/2008          3,000,000
   4,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES  (MATURITY VALUE $4,000,817)               2.45          06/02/2008          4,000,000
   3,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $3,000,605)                2.42          06/02/2008          3,000,000
   1,500,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES  (MATURITY VALUE
               $1,500,313)                                                      2.50          06/02/2008          1,500,000
TOTAL REPURCHASE AGREEMENTS (COST $22,783,000)                                                                   22,783,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,544,940)*                                                99.87%                                  $   133,544,940
OTHER ASSETS AND LIABILITIES, NET                                    0.13                                           173,052
                                                                   ------                                   ---------------
TOTAL NET ASSETS                                                   100.00%                                  $   133,717,992
                                                                   ------                                   ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)  THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MASTER PORTFOLIOS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Funds' investments in securities:

                                                                                       TOTAL FAIR
                                                                                        VALUE AS
MASTER PORTFOLIOS                        LEVEL 1          LEVEL 2        LEVEL 3      OF 5/31/2008
----------------------------------   --------------   --------------   -----------   --------------
Diversified Fixed Income Portfolio   $            0   $1,031,798,017   $19,364,833   $1,051,162,850
Diversified Stock Portfolio           1,713,498,533      242,265,716    21,098,059    1,976,862,308
Money Market Portfolio                            0      132,724,940       820,000      133,544,940

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            Diversified Fixed   Diversified Stock   Money Market
                                             Income Portfolio       Portfolio         Portfolio
                                            -----------------   -----------------   ------------
BALANCE AS OF 02/29/2008                       $22,011,439         $23,131,367        $891,600
   Accrued discounts/premiums                           22                   0               0
   Realized gain (loss)                                  0               1,668               0
   Unrealized appreciation/(depreciation)         (788,818)         (2,011,963)        (71,600)
   Net purchases (sales)                          (822,359)            (23,013)              0
   Transfer out of Level 3                      (1,035,451)                  0               0
                                               -----------         -----------        --------
BALANCE AS OF 05/31/2008                       $19,364,833         $21,098,059        $820,000
                                               ===========         ===========        ========

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 23, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 23, 2008


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 23, 2008



                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 23, 2008



                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: July 23, 2008